UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number       811-09491
Allianz Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006

(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-624-0197
Date of fiscal year end:       December 31
Date of reporting period:       June 30, 2008

Item 1. Reports to Stockholders.

AZL® AIM
International Equity Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL AIM International Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL AIM International Equity Fund	$1,000.00	$874.70	$6.20	1.33%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL AIM International Equity Fund	$1,000.00	$1,018.25	$6.67	1.33%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL AIM International Equity Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Aerospace & Defense	0.9%
Air Freight & Logistics	1.5
Auto Components	1.7
Automobiles	5.8
Beverages	2.4
Capital Markets	0.5
Chemicals	4.6
Commercial Banks	6.2
Commercial Services & Supplies	0.9
Communications Equipment	0.5
Construction Materials	0.7
Distributors	0.7
Diversified Telecommunication Services	2.9
Electronic Equipment & Instruments	3.4
Energy Equipment & Services	1.0
Food & Staples Retailing	1.4
Food Products	2.1
Health Care Equipment & Supplies	1.6
Hotels, Restaurants & Leisure	1.8
Household Durables	1.0
Household Products	2.4
Independent Power Producers & Energy Traders	1.2
Industrial Conglomerates	4.1
Insurance	2.2
IT Services	2.9
Machinery	3.6
Media	3.4
Metals & Mining	2.0
Oil, Gas & Consumable Fuels	7.2
Pharmaceuticals	8.8
Road & Rail	0.7
Semiconductors & Semiconductor Equipment	0.8
Specialty Retail	1.4
Textiles, Apparel & Luxury Goods	2.3
Tobacco	2.3
Wireless Telecommunication Services	4.0
Short-Term Investments	18.3

109.2%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (90.9%):
Aerospace & Defense (0.9%):

107,591	Finmeccanica SpA†	$2,811,286

Air Freight & Logistics (1.5%):

137,408	TNT NV†	4,666,874

Auto Components (1.7%):

20,106	Continental AG†	2,044,815
99,200	Denso Corp.	3,395,977

		5,440,792

Automobiles (5.8%):

52,903	DaimlerChrysler AG	3,258,631
42,107	Porsche AG	6,460,137
673,500	PT Astra International Tbk	1,412,770
142,800	Suzuki Motor Corp.†	3,369,824
81,000	Toyota Motor Corp.	3,810,605

		18,311,967

Beverages (2.4%):

69,577	Heineken Holding NV	3,179,163
62,095	InBev NV	4,291,686

		7,470,849

Capital Markets (0.5%):

14,114	Deutsche Boerse AG†	1,583,658

Chemicals (4.6%):

86,529	Bayer AG	7,250,918
22,083	Syngenta AG	7,148,287

		14,399,205

Commercial Banks (6.2%):

382,397	Akbank T.A.S.	1,327,859
30,286	Anglo Irish Bank Corp. plc	280,915
85,316	Banco Santander Central Hispano SA	1,556,546
53,065	BNP Paribas, Inc.	4,753,782
75,810	Hana Financial Group, Inc.	2,913,985
20,339	KBC Bankverzekeringsholding	2,242,769
179,680	Standard Bank Group, Ltd.	1,746,040
333,000	United Overseas Bank, Ltd.	4,572,905

		19,394,801

Commercial Services & Supplies (0.9%):

205,498	Capita Group plc	2,809,540

Communications Equipment (0.5%):

70,620	Nokia OYJ	1,729,761

Construction Materials (0.7%):

76,190	CRH plc	2,217,270

Distributors (0.7%):

700,000	Li & Fung, Ltd.†	2,105,104

Diversified Telecommunication Services (2.9%):

4,441,000	PT Telekomunikasi Indonesia	3,524,040
211,028	Telefonica SA	5,576,737

		9,100,777

Electronic Equipment & Instruments (3.4%):

879,716	Hon Hai Precision Industry Co., Ltd.	4,327,000
15,670	Keyence Corp.†	3,726,813
38,300	Nidec Corp.	2,545,571

		10,599,384

Energy Equipment & Services (1.0%):

132,542	Petroleum Geo-Services*†	3,239,151

Food & Staples Retailing (1.4%):

608,888	Tesco plc	4,470,708

Food Products (2.1%):

143,610	SFR Nestle SA, Class B	6,474,927

Health Care Equipment & Supplies (1.6%):

51,535	Cochlear, Ltd.	2,158,361
33,737	Sonova Holding AG†	2,778,189

		4,936,550

Hotels, Restaurants & Leisure (1.8%):

418,479	Compass Group plc	3,143,639
68,396	OPAP SA	2,379,692

		5,523,331

Household Durables (1.0%):

34,325	Desarrolladora Homex, SA de C.V., ADR*†	2,010,758
324,200	Urbi, Desarrolloas Urbanos, SA de CV*	1,120,804

		3,131,562

Household Products (2.4%):

83,176	Henkel AG & KGaA	3,305,353
81,035	Reckitt Benckiser Group plc	4,102,732

		7,408,085

Independent Power Producers & Energy Traders (1.2%):

435,760	International Power plc	3,728,049

Industrial Conglomerates (4.1%):

432,000	Hutchison Whampoa, Ltd.	4,368,702
563,000	Keppel Corp., Ltd.	4,643,328
34,731	Siemens AG	3,823,775

		12,835,805

Insurance (2.2%):

203,930	Aviva plc	2,020,432
107,403	Axa	3,165,364
46,785	Manulife Financial Corp.	1,636,603

		6,822,399

IT Services (2.9%):

48,099	Cap Gemini SA	2,826,822
140,803	Infosys Technologies, Ltd., ADR†	6,119,298

		8,946,120

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Machinery (3.6%):

54,107	Bharat Heavy Electricals, Ltd.	$1,747,223
50,500	Fanuc, Ltd.	4,921,287
170,200	Komatsu, Ltd.	4,733,353

		11,401,863

Media (3.4%):

58,448	Grupo Televisa SA, ADR	1,380,542
325,735	Informa Group Co., plc	2,673,643
215,549	Reed Elsevier plc	2,464,102
445,551	WPP Group plc	4,288,752

		10,807,039

Metals & Mining (2.0%):

143,706	BHP Billiton, Ltd.	6,119,061

Oil, Gas & Consumable Fuels (7.2%):
38,401	Canadian Natural Resources, Ltd.	3,798,663
132,757	Eni SpA	4,943,079
62,753	Petroleo Brasileiro SA, ADR, Class A	3,636,536
81,512	Suncor Energy, Inc.	4,733,677
65,841	Total SA†	5,612,489

		22,724,444

Pharmaceuticals (8.8%):

37,568	Merck KGaA†	5,322,160
63,654	Novo Nordisk A/S, Class B	4,194,403
45,982	Roche Holding AG	8,253,069
215,923	Shire, Ltd.	3,538,092
134,938	Teva Pharmaceutical Industries, Ltd., ADR†	6,180,160

		27,487,884

Road & Rail (0.7%):

48,589	Canadian National Railway Co.	2,334,598

Semiconductors & Semiconductor Equipment (0.8%):

222,591	Taiwan Semiconductor Manufacturing Co., Ltd., ADR†	2,428,468

Specialty Retail (1.4%):

435,100	Esprit Holdings, Ltd.	4,528,890

Textiles, Apparel & Luxury Goods (2.3%):

63,676	Compagnie Financiere Richemont AG	3,517,375
11,464	Puma AG†	3,842,770

		7,360,145

Tobacco (2.3%):

192,291	Imperial Tobacco Group plc	7,155,962

Wireless Telecommunication Services (4.0%):

98,334	America Movil, SAB de C.V., ADR, Series L	5,187,119
300,362	China Mobile, Ltd.	4,019,769
1,103,305	Vodafone Group plc	3,250,474

		12,457,362

Total Common Stocks (Cost $257,388,805)		284,963,671

Deposit Account (7.9%):
24,595,819	NTRS London Deposit Account	24,595,819

Total Deposit Account (Cost $24,595,819)		24,595,819

Collateral for Securities on Loan (10.4%):
32,694,854	Northern Trust Liquid Institutional Asset Portfolio	32,694,854

Total Collateral for Securities on Loan (Cost $32,694,854)		32,694,854

Total Investment Securities (Cost $314,679,478)(a) 109.2%		342,254,344
Net other assets (liabilities) (9.2)%		(28,784,902)

Net Assets 100.0%		$313,469,442

Percentages indicated are based on net assets as of June 30, 2008.

†	All or a portion of security is loaned as of June 30, 2008.

*	Non-income producing security

ADR—American Depository Receipt

PLC—Public Liability Co.

(a)	Cost for federal income tax purposes is $317,203,487. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$42,824,375
Unrealized depreciation	(17,773,518)

Net unrealized appreciation	$25,050,857

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United Kingdom	14.0%
Germany	11.8%
Switzerland	9.1%
Japan	8.6%
United States	8.0%
France	5.3%
Hong Kong	4.9%
Canada	4.0%
Mexico	3.1%
Singapore	3.0%
Australia	2.7%
India	2.5%
Netherlands	2.5%
Italy	2.5%
Spain	2.3%
Taiwan	2.2%
Belgium	2.1%
Israel	2.0%
Indonesia	1.6%
Denmark	1.4%
Brazil	1.2%
Norway	1.1%
Korea	0.9%
Ireland	0.8%
Greece	0.8%
South Africa	0.6%
Finland	0.6%
Turkey	0.4%

100.0%

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL AIM
International
Equity Fund

Assets:
Investment securities, at cost	$314,679,478

Investment securities, at value*	$342,254,344
Interest and dividends receivable	296,627
Foreign currency, at value (cost $4,071,818)	4,165,252
Receivable for investments sold	12,339
Reclaim receivable	474,806
Prepaid expenses	2,410

Total Assets	347,205,778

Liabilities:
Payable for capital shares redeemed	615,006
Payable for return of collateral received	32,694,854
Manager fees payable	242,162
Administration fees payable	11,590
Distribution fees payable	67,267
Administrative and compliance services fees payable	2,908
Trustee fees payable	29
Other accrued liabilities	102,520

Total Liabilities	33,736,336

Net Assets	$313,469,442

Net Assets Consist of:
Capital	$249,970,970
Accumulated net investment income/(loss)	4,622,462
Accumulated net realized gains/(losses) from investment transactions	31,158,083
Net unrealized appreciation/(depreciation) on investments	27,717,927

Net Assets	$313,469,442

Shares of beneficial interest (unlimited number of shares authorized, no par value)	17,962,144
Net Asset Value (offering and redemption price per share)	$17.45

*	Includes securities on loan of $31,414,193.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL AIM
International
Equity Fund

Investment Income:
Interest	$163,803
Dividends	5,885,461
Income from securities lending	107,860
Foreign withholding tax	(467,803)

Total Investment Income	5,689,321

Expenses:
Manager fees	1,476,126
Administration fees	64,738
Distribution fees	410,034
Custodian fees	141,384
Administrative and compliance service fees	5,816
Trustees’ fees	10,553
Professional fees	21,939
Shareholder reports	28,300
Other expenses	19,891

Total expenses before reductions	2,178,781
Less expenses paid indirectly	(1,513)

Net expenses	2,177,268

Net Investment Income/(Loss)	3,512,053

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	3,254,429
Change in unrealized appreciation/(depreciation) on investments	(53,581,007)

Net Realized/Unrealized Gains/(Losses) on Investments	(50,326,578)

Change in Net Assets Resulting from Operations	$(46,814,525)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL AIM
	International Equity Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$3,512,053	$2,125,697
Net realized gains/(losses) on investment transactions	3,254,429	28,410,761
Change in unrealized appreciation/(depreciation) on investments	(53,581,007)	13,996,748

Change in net assets resulting from operations	(46,814,525)	44,533,206

Dividends to Shareholders:
From net investment income	—	(1,774,063)
From net realized gains on investments	—	(14,036,787)

Change in net assets resulting from dividends to shareholders	—	(15,810,850)

Capital Transactions:
Proceeds from shares issued	38,991,732	143,211,497
Proceeds from dividends reinvested	—	15,810,850
Value of shares redeemed	(51,754,842)	(132,311,376)

Change in net assets resulting from capital transactions	(12,763,110)	26,710,971

Change in net assets	(59,577,635)	55,433,327
Net Assets:
Beginning of period	373,047,077	317,613,750

End of period	$313,469,442	$373,047,077

Accumulated net investment income/(loss)	$4,622,462	$1,110,409

Share Transactions:
Shares issued	2,122,675	7,205,212
Dividends reinvested	—	818,831
Shares redeemed	(2,856,689)	(6,713,288)

Change in shares	(734,014)	1,310,755

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended
	June 30,	For the Year Ended December 31,
	2008	2007	2006	2005	2004	2003
	(Unaudited)

Net Asset Value, Beginning of Period	$19.95	$18.27	$14.57	$12.64	$10.35	$8.16

Investment Activities:
Net Investment Income/(Loss)	0.20	0.13	0.05	0.02	0.03	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	(2.70)	2.51	3.86	2.04	2.26	2.20

Total from Investment Activities	(2.50)	2.64	3.91	2.06	2.29	2.21

Dividends to Shareholders From:
Net Investment Income	—	(0.11)	(0.03)	(0.03)	—	(0.02)
Net Realized Gains	—	(0.85)	(0.18)	(0.10)	—	—

Total Dividends	—	(0.96)	(0.21)	(0.13)	—	(0.02)

Net Asset Value, End of Period	$17.45	$19.95	$18.27	$14.57	$12.64	$10.35

Total Return(a) (b)	(12.53)%	14.62%	27.04%	16.36%	22.13%	27.14%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$313,469	$373,047	$317,614	$169,997	$57,135	$21,795
Net Investment Income/(Loss)(c)	2.14%	0.61%	0.44%	0.52%	0.38%	0.24%
Expenses Before Reductions(c) (d)	1.33%	1.35%	1.45%	1.50%	1.79%	2.15%
Expenses Net of Reductions(c)	1.33%	1.35%	1.45%	1.43%	1.40%	1.25%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.33%	1.35%	1.45%	1.45%	N/A	N/A
Portfolio Turnover Rate(b)	25.14%	41.62%	47.75%	34.54%	48.64%	83.36%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL AIM International Equity Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL AIM International Equity Fund	$32,696,738	$31,414,193

The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio, and the non-cash collateral represented a U.S. Treasury Inflation Note at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager, Invesco Aim Capital Management, Inc. (“Invesco Aim”) (Formerly “AIM Capital Management, Inc.”) and the Trust, Invesco Aim provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.45%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL AIM International Equity Fund	0.90%	1.45%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $6,165 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $16,395 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$72,141,277	$—
Level 2—Other Significant Observable Inputs	270,113,067	—
Level 3—Significant Unobservable Inputs	—	—

Total	$342,254,344	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL AIM International Equity Fund	$75,238,032	$91,411,208

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL AIM International Equity Fund	$3,502,664	$12,308,186	$15,810,850

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AIM International Equity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

		Undistributed			Total
	Undistributed	Long Term	Accumulated	Unrealized	Accumulated
	Ordinary Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL AIM International Equity Fund	$1,454,834	$28,463,936	$29,918,770	$80,394,227	$110,312,997

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Columbia Technology Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Columbia Technology Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Columbia Technology Fund	$1,000.00	$829.00	$5.14	1.13%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Columbia Technology Fund	$1,000.00	$1,019.24	$5.67	1.13%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Columbia Technology Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Biotechnology	0.3%
Chemicals	2.4
Commercial Services & Supplies	1.4
Communications Equipment	13.5
Computers & Peripherals	4.9
Diversified Telecommunication Services	0.8
Electrical Equipment	4.0
Electronic Equipment & Instruments	3.4
Energy Equipment & Services	2.0
Health Care Equipment & Supplies	2.1
Health Care Providers & Services	0.5
Hotels, Restaurants & Leisure	1.2
Industrial Conglomerate	1.0
Internet & Catalog Retail	2.5
Internet Software & Services	7.4
IT Services	6.7
Life Sciences Tools & Services	1.6
Semiconductors & Semiconductor Equipment	10.3
Software	23.0
Wireless Telecommunication Services	8.4
Short-Term Investments	26.9

124.3%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.4%):
Biotechnology (0.3%):

4,180	Celgene Corp.*	$266,976

Chemicals (2.4%):

2,015	Intrepid Potash, Inc.*†	132,547
8,140	Monsanto Co.	1,029,221
3,240	Wacker Chemie AG	677,728

		1,839,496

Commercial Services & Supplies (1.4%):

11,150	FTI Consulting, Inc.*†	763,329
6,660	Huron Consulting Group, Inc.*†	301,964

		1,065,293

Communications Equipment (13.5%):

10,210	Cogo Group, Inc.*†	93,013
29,740	Harris Corp.	1,501,573
16,150	Juniper Networks, Inc.*	358,207
87,820	Nokia Corp., ADR	2,151,590
56,200	QUALCOMM, Inc.	2,493,594
29,500	Research In Motion, Ltd.*	3,448,550
22,450	Riverbed Technology, Inc.*†	308,014

		10,354,541

Computers & Peripherals (4.9%):

7,260	Apple, Inc.*	1,215,615
30,760	Hewlett-Packard Co.	1,359,900
8,280	International Business Machines Corp.	981,428
14,460	Xyratex, Ltd.*†	240,759

		3,797,702

Diversified Telecommunication Services (0.8%):

87,200	FairPoint Communications, Inc.†	628,712

Electrical Equipment (4.0%):

15,528	Energy Conversion Devices, Inc.*†(a)	1,143,482
4,840	First Solar, Inc.*†	1,320,449
8,420	SunPower Corp., Class A*†	606,071

		3,070,002

Electronic Equipment & Instruments (3.4%):

17,610	Amphenol Corp., Class A	790,337
12,640	Arrow Electronics, Inc.*	388,301
30,990	Avnet, Inc.*	845,407
7,480	DTS, Inc.*†	234,274
10,710	Tyco Electronics, Ltd.	383,632

		2,641,951

Energy Equipment & Services (2.0%):

10,580	FMC Technologies, Inc.*	813,920
7,910	National-Oilwell Varco, Inc.*	701,775

		1,515,695

Health Care Equipment & Supplies (2.1%):

27,590	Hologic, Inc.*†	601,462
1,620	Intuitive Surgical, Inc.*	436,428
13,098	Natus Medical, Inc.*†	274,272
5,700	Varian Medical Systems, Inc.*	295,545

		1,607,707

Health Care Providers & Services (0.5%):

5,110	Laboratory Corp. of America Holdings*	355,809

Hotels, Restaurants & Leisure (1.2%):

19,839	Ctrip.com International, Ltd., ADR†	908,229

Industrial Conglomerate (1.0%):

12,870	McDermott International, Inc.*	796,524

Internet & Catalog Retail (2.5%):

9,755	Amazon.com, Inc.*	715,334
10,360	Priceline.com, Inc.*†	1,196,166

		1,911,500

Internet Software & Services (7.4%):

2,310	Baidu.com, Inc., ADR*†	722,938
8,620	Equinix, Inc.*†	769,076
1,280	Google, Inc., Class A*	673,818
42,660	Omniture, Inc.*†	792,196
23,860	VeriSign, Inc.*†	901,908
13,280	VistaPrint, Ltd.*†	355,373
25,136	Vocus, Inc.*†	808,625
31,620	Yahoo!, Inc.*	653,269

		5,677,203

IT Services (6.7%):

21,860	Accenture, Ltd., Class A	890,139
23,620	Affiliated Computer Services, Inc., Class A*	1,263,434
36,890	Cognizant Technology Solutions Corp., Class A*	1,199,294
16,630	Fiserv, Inc.*	754,503
15,000	Satyam Computer Services, Ltd., ADR†	367,800
30,130	Total System Services, Inc.†	669,489

		5,144,659

Life Sciences Tools & Services (1.6%):

3,180	Charles River Laboratories International, Inc.*	203,266
8,120	Illumina, Inc.*†	707,333
6,570	Pharmaceutical Product Development, Inc.	281,853

		1,192,452

Semiconductors & Semiconductor Equipment (10.3%):

37,318	ASML Holding N.V.†	910,559
35,201	Atheros Communications*†	1,056,030
10,860	ATMI, Inc.*†	303,211
15,210	Broadcom Corp., Class A*	415,081
12,580	Cypress Semiconductor Corp.*†	311,355

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued

19,730	Hittite Microwave Corp.*†	$702,783
31,820	Lam Research Corp.*†	1,150,293
73,100	Marvell Technology Group, Ltd.*	1,290,946
12,250	MEMC Electronic Materials, Inc.*	753,865
10,310	Microchip Technology, Inc.†	314,867
22,840	Novellus Systems, Inc.*†	483,980
5,642	Varian Semiconductor Equipment Associates, Inc.*†	196,454

		7,889,424

Software (23.0%):

11,580	Activision, Inc.*	394,531
29,580	Adobe Systems, Inc.*	1,165,156
19,270	Advent Software, Inc.*†	695,262
21,040	Amdocs, Ltd.*	618,997
18,720	Autodesk, Inc.*	632,923
11,240	Blackboard, Inc.*†	429,705
23,810	BMC Software, Inc.*†	857,160
35,770	CA, Inc.	825,929
34,320	Check Point Software Technologies, Ltd.*	812,354
25,230	Citrix Systems, Inc.*	742,014
22,715	Concur Technologies, Inc.*†	754,819
28,650	Intuit, Inc.*	789,881
63,400	Magma Design Automation, Inc.*†	384,838
29,510	McAfee, Inc.*	1,004,225
34,720	Microsoft Corp.	955,147
18,680	Net 1 UEPS Technologies, Inc.*†	453,924
4,810	Nintendo Co., Ltd.	2,707,461
42,350	Oracle Corp.*	889,350
18,900	Salesforce.com, Inc.*	1,289,547
22,539	Solera Holdings, Inc.*	623,429
8,110	UbiSoft Entertainment SA*	706,589

		17,733,241

Wireless Telecommunication Services (8.4%):

12,310	America Movil, SAB de C.V., ADR, Series L	649,352
31,576	American Tower Corp., Class A*	1,334,086
29,130	Crown Castle International Corp.*	1,128,205
7,240	Leap Wireless International, Inc.*†	312,551
6,440	Millicom International Cellular SA†	666,540
11,680	Mobile TeleSystems, SP ADR	894,805
8,160	NII Holdings, Inc.,*	387,518
29,590	SBA Communications Corp., Class A*	1,065,536

		6,438,593

Total Common Stocks (Cost $74,604,632)		74,835,709

Deposit Account (1.7%):
1,343,888	NTRS London Deposit Account	1,343,888

Total Deposit Account (Cost $1,343,888)		1,343,888

Collateral for Securities on Loan (25.2%):
19,330,657	Northern Trust Liquid Institutional Asset Portfolio	19,330,657

Total Collateral for Securities on Loan (Cost $19,330,657)		19,330,657

Total Investment Securities (Cost $95,279,177)(b) 124.3%		95,510,254
Net other assets (liabilities) (24.3)%		(18,681,563)

Net Assets 100.0%		$76,828,691

Percentages indicated are based on net assets as of June 30, 2008.

*	Non-income producing security

†	All or a portion of security is loaned as of June 30, 2008.

ADR—American Depository Receipt

(a)	Rule 144A, or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2008, these securities represent 1.5% of the net assets of the Fund.

(b)	Cost for federal income tax purposes is $97,609,854. The gross unrealized appreciation/(depreciation) on a tax basis as follows:

Unrealized appreciation	$4,657,416
Unrealized depreciation	(6,757,016)

Net unrealized depreciation	$(2,099,600)

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United States	93.8%
Bermuda	2.5%
Canada	2.2%
Netherlands	0.6%
Cayman Islands	0.5%
Panama	0.4%

100.0%

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL Columbia
Technology
Fund

Assets:
Investment securities, at cost	$95,279,177

Investment securities, at value*	$95,510,254
Interest and dividends receivable	32,096
Foreign currency, at value (cost $52,585)	52,585
Receivable for capital shares issued	1,718
Receivable for investments sold	1,207,459
Reclaim receivable	1,397
Prepaid expenses	643

Total Assets	96,806,152

Liabilities:
Payable for investments purchased	496,540
Payable for capital shares redeemed	66,823
Payable for return of collateral received	19,330,657
Manager fees payable	53,618
Administration fees payable	2,920
Distribution fees payable	16,848
Administrative and compliance services fees payable	757
Trustee fees payable	7
Other accrued liabilities	9,291

Total Liabilities	19,977,461

Net Assets	$76,828,691

Net Assets Consist of:
Capital	$78,348,691
Accumulated net investment income/(loss)	(138,573)
Accumulated net realized gains/(losses) from investment transactions	(1,612,587)
Net unrealized appreciation/(depreciation) on investments	231,160

Net Assets	$76,828,691

Shares of beneficial interest (unlimited number of shares authorized, no par value)	8,569,974
Net Asset Value (offering and redemption price per share)	$8.96

*	Includes securities on loan of $18,642,020.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL Columbia
Technology
Fund

Investment Income:
Interest	$9,963
Dividends	252,690
Income from securities lending	62,263
Foreign withholding tax	(8,340)

Total Investment Income	316,576

Expenses:
Manager fees	321,099
Administration fees	14,447
Distribution fees	100,817
Custodian fees	15,615
Administrative and compliance service fees	1,514
Trustees’ fees	2,398
Professional fees	4,621
Shareholder reports	8,485
Other expenses	2,598

Total expenses before reductions	471,594
Less expenses paid indirectly	(17,062)

Net expenses	454,532

Net Investment Income/(Loss)	(137,956)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(6,907,605)
Change in unrealized appreciation/(depreciation) on investments	(10,662,809)

Net Realized/Unrealized Gains/(Losses) on Investments	(17,570,414)

Change in Net Assets Resulting from Operations	$(17,708,370)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Columbia
	Technology Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(137,956)	$(326,283)
Net realized gains/(losses) on investment transactions	(6,907,605)	6,175,210
Change in unrealized appreciation/(depreciation) on investments	(10,662,809)	5,559,401

Change in net assets resulting from operations	(17,708,370)	11,408,328

Dividends to Shareholders:
From net realized gains on investments	—	(48,099)

Change in net assets resulting from dividends to shareholders	—	(48,099)

Capital Transactions:
Proceeds from shares issued	16,136,703	69,294,243
Proceeds from dividends reinvested	—	48,099
Value of shares redeemed	(25,979,706)	(26,309,682)

Change in net assets resulting from capital transactions	(9,843,003)	43,032,660

Change in net assets	(27,551,373)	54,392,889
Net Assets:
Beginning of period	104,380,064	49,987,175

End of period	$76,828,691	$104,380,064

Accumulated net investment income/(loss)	$(138,573)	$(617)

Share Transactions:
Shares issued	1,725,376	6,596,282
Dividends reinvested	—	4,758
Shares redeemed	(2,801,715)	(2,620,106)

Change in shares	(1,076,339)	3,980,934

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006		2005	2004	2003
	(Unaudited)

Net Asset Value, Beginning of Period	$10.82	$8.82	$8.60		$8.54	$9.00	$6.34

Investment Activities:
Net Investment Income/(Loss)	(0.02)	(0.03)	(0.09)		(0.08)	(0.06)	(0.05)
Net Realized and Unrealized Gains/(Losses) on Investments	(1.84)	2.04	0.31		0.14	(0.34)	2.71

Total from Investment Activities	(1.86)	2.01	0.22		0.06	0.40	2.66

Dividends to Shareholders From:
Net Realized Gains	—	(0.01)	—		—	(0.06)	—

Total Dividends	—	(0.01)	—		—	(0.06)	—

Net Asset Value, End of Period	$8.96	$10.82	$8.82		$8.60	$8.54	$9.00

Total Return(a) (c)	(17.10)%	22.75%	2.56	%(b)	0.70%	(4.33)%	41.96%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$76,829	$104,380	$49,987		$48,009	$48,199	$39,938
Net Investment Income/(Loss) (d)	(0.34)%	(0.48)%	(0.95)%		(1.05)%	(0.85)%	(1.04)%
Expenses Before Reductions(d) (e)	1.17%	1.20%	1.33%		1.35%	1.31%	1.54%
Expenses Net of Reductions(d)	1.13%	1.16%	1.33%		1.35%	1.31%	1.25%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	1.17%	1.20%	1.33%		1.35%	N/A	N/A
Portfolio Turnover Rate(c)	149.02%	270.98%	244.04%		125.08%	174.40%	170.59%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	During the year ended December 31, 2006, Columbia Management Advisors, LLC reimbursed $28,211 to the Fund related to violations of certain investment policies and limitations. The corresponding impact to the total return was 0.06%

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Columbia Technology Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund

•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Columbia Technology Fund	$19,330,657	$18,642,020

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Columbia Management Advisors, LLC (“Columbia Advisors”), Columbia Advisors provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.35%.

The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $10 million at 1.00%, the next $10 million at 0.875%, and over $20 million at 0.75%.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $1,548 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $35,991 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$90,074,589	$—
Level 2—Other Significant Observable Inputs	5,435,665	—
Level 3—Significant Unobservable Inputs	—	—

Total	$95,510,254	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Columbia Technology Fund	$119,214,142	$129,415,788

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2008, the Fund held restricted securities representing 1.5% of net assets all of which have been deemed illiquid. The restricted securities held as of June 30, 2008 are identified below:

			Shares or
	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value
Energy Conversion Devices, Inc.	2/10/2005	$989,615	15,528	$1,143,482

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Technology Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Columbia Technology Fund	$—	$48,099	$48,099

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed		Accumulated		Total
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Other Losses	Appreciation(a)	Earnings
AZL Columbia Technology Fund	$2,833,817	$4,305,039	$7,138,856	$(664,813)	$9,714,327	$16,188,370

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Davis NY
Venture Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Investment Advisory and Subadvisory Agreements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Davis NY Venture Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Davis NY Venture Fund	$1,000.00	$881.70	$4.91	1.05%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Davis NY Venture Fund	$1,000.00	$1,019.64	$5.27	1.05%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Davis NY Venture Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Air Freight & Logistics	0.4%
Automobiles	0.8
Beverages	2.2
Capital Markets	3.3
Commercial Banks	4.7
Commercial Services & Supplies	1.2
Communications Equipment	1.1
Computers & Peripherals	1.6
Construction Materials	1.6
Consumer Finance	3.8
Containers & Packaging	1.2
Diversified Consumer Services	1.1
Diversified Financial Services	3.9
Electronic Equipment & Instruments	1.1
Energy Equipment & Services	1.1
Food & Staples Retailing	5.9
Food Products	0.2
Health Care Equipment & Supplies	0.7
Health Care Providers & Services	2.4
Household Durables	0.3
Household Products	1.2
Independent Power Producers & Energy Traders	0.3
Industrial Conglomerates	2.4
Insurance	13.0
Internet & Catalog Retail	0.5
Internet Software & Services	1.2
Machinery	0.1
Marine	0.9
Media	5.4
Metals & Mining	0.9
Multiline Retail	0.3
Oil, Gas & Consumable Fuels	18.6
Paper & Forest Products	0.5
Personal Products	0.3
Pharmaceuticals	0.4
Real Estate Management & Development	0.7
Road & Rail	0.1
Semiconductors & Semiconductor Equipment	1.2
Software	1.9
Specialty Retail	2.5
Textiles, Apparel & Luxury Goods	0.2
Tobacco	3.6
Transportation Infrastructure	0.2
Wireless Telecommunication Services	0.5
Short-Term Investments	19.7

115.2%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.5%):
Air Freight & Logistics (0.4%):

32,110	United Parcel Service, Inc., Class B	$1,973,802

Automobiles (0.8%):

105,500	Harley-Davidson, Inc.†	3,825,430
Beverages (2.2%):

90,400	Diageo plc, ADR†	6,677,848
93,976	Heineken Holding NV	4,294,020

		10,971,868

Capital Markets (3.3%):

65,600	Ameriprise Financial, Inc.	2,667,952
104,500	E*TRADE Financial Corp.*†	328,130
336,700	Merrill Lynch & Co., Inc.	10,676,757
41,200	Morgan Stanley	1,486,084
22,100	State Street Corp.†	1,414,179

		16,573,102

Commercial Banks (4.7%):

274,100	Bank of New York Mellon Corp.	10,369,203
50,959	Toronto-Dominion Bank (The)†	3,173,217
156,684	Wachovia Corp.†	2,433,303
313,500	Wells Fargo & Co.†	7,445,625

		23,421,348

Commercial Services & Supplies (1.2%):

214,600	Iron Mountain, Inc.*†	5,697,630

Communications Equipment (1.1%):

109,600	Cisco Systems, Inc.*	2,549,296
76,100	Tyco Electronics, Ltd.	2,725,902

		5,275,198

Computers & Peripherals (1.6%):

170,606	Dell, Inc.*	3,732,859
96,300	Hewlett-Packard Co.	4,257,423

		7,990,282

Construction Materials (1.6%):

48,700	Martin Marietta Materials, Inc.†	5,044,833
48,900	Vulcan Materials Co.†	2,923,242

		7,968,075

Consumer Finance (3.8%):

442,500	American Express Co.	16,668,975
24,630	Visa, Inc., Class A*	2,002,665

		18,671,640

Containers & Packaging (1.2%):

316,900	Sealed Air Corp.†	6,024,269

Diversified Consumer Services (1.1%):

258,400	H&R Block, Inc.†	5,529,760

Diversified Financial Services (3.9%):

122,200	Citigroup, Inc.	2,048,072
33,470	Discover Financial Services†	440,800
387,236	JP Morgan Chase & Co.	13,286,067
99,600	Moody’s Corp.†	3,430,224

		19,205,163

Electronic Equipment & Instruments (1.1%):

153,100	Agilent Technologies, Inc.*†	5,441,174

Energy Equipment & Services (1.1%):

35,079	Transocean, Inc.*	5,345,689

Food & Staples Retailing (5.9%):

296,500	Costco Wholesale Corp.	20,796,510
186,249	CVS Caremark Corp.	7,369,873
42,000	Whole Foods Market, Inc.†	994,980

		29,161,363

Food Products (0.2%):

27,200	Hershey Co.†	891,616

Health Care Equipment & Supplies (0.7%):

74,660	Covidien, Ltd.	3,575,467

Health Care Providers & Services (2.4%):

60,800	Cardinal Health, Inc.†	3,136,064
68,400	Express Scripts, Inc.*	4,290,048
177,300	UnitedHealth Group, Inc.	4,654,125

		12,080,237

Household Durables (0.3%):

20,500	Garmin, Ltd.†	878,220
13,192	Hunter Douglas NV†	797,304

		1,675,524

Household Products (1.2%):

101,300	Procter & Gamble Co.	6,160,053

Independent Power Producers & Energy Traders (0.3%):

64,900	AES Corp. (The)*	1,246,729

Industrial Conglomerates (2.4%):

	China Merchants Holdings
939,666	International Co., Ltd.†	3,625,818
237,100	General Electric Co.	6,328,199
19,600	Siemens AG	2,157,899

		12,111,916

Insurance (13.0%):

151,065	AMBAC Financial Group, Inc.†	202,427
386,550	American International Group, Inc.	10,228,113
97,700	Aon Corp.	4,488,338
131	Berkshire Hathaway, Inc., Class A*	15,818,250
153	Berkshire Hathaway, Inc., Class B*†	613,836
6,900	Everest Re Group, Ltd.	549,999
249,800	Loews Corp.	11,715,620
960	Markel Corp.*†	352,320
40,200	MBIA, Inc.†	176,478

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued

295,400	NIPPONKOA Insurance Co., Ltd.†	$2,568,381
28,800	Principal Financial Group, Inc.†	1,208,736
454,760	Progressive Corp. (The)†	8,513,107
17,400	Sun Life Financial, Inc.†	712,530
78,400	Tokio Marine Holdings, Inc.	3,051,990
70,800	Transatlantic Holdings, Inc.†	3,998,076

		64,198,201

Internet & Catalog Retail (0.5%):

19,800	Amazon.com, Inc.*†	1,451,934
71,550	Liberty Media Corp.—Interactive, Series A*	1,056,078

		2,508,012

Internet Software & Services (1.2%):

46,500	eBay, Inc.*	1,270,845
9,010	Google, Inc., Class A*	4,743,044

		6,013,889

Machinery (0.1%):

7,700	PACCAR, Inc.†	322,091

Marine (0.9%):

732,000	China Shipping Development Co., Ltd., Share H	2,191,043
21,400	Kuehne & Nagel International AG	2,025,094

		4,216,137

Media (5.4%):

537,700	Comcast Corp., Class A†	10,087,252
229,800	Grupo Televisa SA, ADR	5,427,876
15,500	Lagardere S.C.A.	880,844
13,790	Liberty Media Corp.—Capital, Series A*†	198,576
55,160	Liberty Media Corp.— Entertainment, Series A*	1,336,527
382,500	News Corp.	5,752,800
8,170	Virgin Media, Inc.	111,193
61,000	WPP Group plc, ADR†	2,917,020

		26,712,088

Metals & Mining (0.9%):

52,100	BHP Billiton plc	2,000,869
22,000	Rio Tinto plc	2,697,041

		4,697,910

Multiline Retail (0.3%):

17,500	Sears Holdings Corp.*†	1,289,050

Oil, Gas & Consumable Fuels (18.6%):

132,600	Canadian Natural Resources, Ltd.	13,293,150
1,869,400	China Coal Energy Co., Share H†	3,262,076
244,100	ConocoPhillips	23,040,599
166,000	Devon Energy Corp.	19,946,560
133,100	EOG Resources, Inc.	17,462,720
156,100	Occidental Petroleum Corp.	14,027,146
1,400	OGX Petroleo e Gas Participacoes SA*	1,106,818

		92,139,069

Paper & Forest Products (0.5%):

140,700	Sino-Forest Corp., Class A	2,465,080

Personal Products (0.3%):

38,200	Avon Products, Inc.†	1,375,964

Pharmaceuticals (0.4%):

33,600	Johnson & Johnson Co.	2,161,824

Real Estate Management & Development (0.7%):

41,400	Brookfield Asset Management, Inc., Class A	1,347,156
429,000	Hang Lung Group, Ltd.	1,903,738

		3,250,894

Road & Rail (0.1%):

88,504	Toll Holdings, Ltd.†	512,038

Semiconductors & Semiconductor Equipment (1.2%):

212,000	Texas Instruments, Inc.†	5,969,920

Software (1.9%):

349,400	Microsoft Corp.	9,611,994

Specialty Retail (2.5%):

146,400	Bed Bath & Beyond, Inc.*†	4,113,840
194,400	CarMax, Inc.*†	2,758,536
73,400	Lowe’s Cos., Inc.	1,523,050
45,300	Staples, Inc.†	1,075,875
74,600	Tyco International, Ltd.	2,986,984

		12,458,285

Textiles, Apparel & Luxury Goods (0.2%):

17,800	Compagnie Financiere Richemont AG	983,248

Tobacco (3.6%):

263,900	Altria Group, Inc.†	5,425,784
253,900	Philip Morris International, Inc.	12,540,121

		17,965,905

Transportation Infrastructure (0.2%):

62,900	Asciano Group†	209,718
575,320	Cosco Pacific, Ltd.	941,841

		1,151,559

Wireless Telecommunication Services (0.5%):

256,500	Sprint Nextel Corp.	2,436,750

Total Common Stocks (Cost $440,735,459)		473,257,243

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Deposit Account (4.5%):
22,297,160	NTRS London Deposit Account	$22,297,160

Total Deposit Account (Cost $22,297,160)		22,297,160

Collateral for Securities on Loan (15.2%):
75,197,189	Northern Trust Liquid Institutional Asset Portfolio	75,197,189

Total Collateral for Securities on Loan (Cost $75,197,189)		75,197,189

Total Investment Securities (Cost $538,229,808)(a) 115.2%		570,751,592
Net other assets (liabilities) (15.2)%		(75,293,106)

Net Assets 100.0%		$495,458,486

Percentages indicated are based on net assets as of June 30, 2008.

†	All or a portion of security is loaned as of June 30, 2008.

*	Non-income producing security

ADR—American Depository Receipt

PLC—Public Liability Co.

(a)	Cost for federal income tax purposes is $539,219,696. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$100,499,015
Unrealized depreciation	(68,967,119)

Net unrealized appreciation	$31,531,896

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United States	82.4%
Canada	4.2%
United Kingdom	2.9%
Bermuda	2.0%
Hong Kong	1.3%
Cayman Islands	1.3%
Japan	1.1%
China	1.1%
Mexico	1.1%
Netherlands	1.0%
Switzerland	0.6%
Germany	0.4%
Brazil	0.2%
France	0.2%
Australia	0.2%

100.0%

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL Davis
NY Venture
Fund

Assets:
Investment securities, at cost	$538,229,808

Investment securities, at value*	$570,751,592
Interest and dividends receivable	549,596
Foreign currency, at value (cost $92,741)	92,964
Receivable for capital shares issued	398,322
Receivable for investments sold	13,990
Reclaim receivable	25,568
Prepaid expenses	3,784

Total Assets	571,835,816

Liabilities:
Payable for investments purchased	673,851
Payable for capital shares redeemed	1,262
Payable for return of collateral received	75,197,189
Manager fees payable	304,195
Administration fees payable	18,385
Distribution fees payable	107,177
Administrative and compliance services fees payable	4,517
Trustee fees payable	46
Other accrued liabilities	70,708

Total Liabilities	76,377,330

Net Assets	$495,458,486

Net Assets Consist of:
Capital	$450,076,059
Accumulated net investment income/(loss)	6,539,972
Accumulated net realized gains/(losses) from investment transactions	6,316,639
Net unrealized appreciation/(depreciation) on investments	32,525,816

Net Assets	$495,458,486

Shares of beneficial interest (unlimited number of shares authorized, no par value)	39,799,232
Net Asset Value (offering and redemption price per share)	$12.45

*	Includes securities on loan of $71,983,001.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL Davis
NY Venture
Fund

Investment Income:
Interest	$64,601
Dividends	4,237,017
Income from securities lending	215,837
Foreign withholding tax	(22,802)

Total Investment Income	4,494,653

Expenses:
Manager fees	1,926,647
Administration fees	99,115
Distribution fees	642,216
Custodian fees	31,635
Administrative and compliance service fees	9,034
Trustees’ fees	16,179
Professional fees	34,190
Shareholder reports	40,147
Other expenses	21,398

Total expenses before reductions	2,820,561
Less expenses waived/reimbursed by the Manager	(103,595)
Less expenses paid indirectly	(9,251)

Net expenses	2,707,715

Net Investment Income/(Loss)	1,786,938

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(5,715,497)
Change in unrealized appreciation/(depreciation) on investments	(64,807,463)

Net Realized/Unrealized Gains/(Losses) on Investments	(70,522,960)

Change in Net Assets Resulting from Operations	$(68,736,022)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Davis
	NY Venture Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,786,938	$4,722,174
Net realized gains/(losses) on investment transactions	(5,715,497)	12,672,449
Change in unrealized appreciation/(depreciation) on investments	(64,807,463)	3,996,375

Change in net assets resulting from operations	(68,736,022)	21,390,998

Dividends to Shareholders:
From net investment income	—	(2,540,733)

Change in net assets resulting from dividends to shareholders	—	(2,540,733)

Capital Transactions:
Proceeds from shares issued	54,688,296	110,358,991
Proceeds from dividends reinvested	—	2,540,733
Value of shares redeemed	(62,792,124)	(97,766,969)

Change in net assets resulting from capital transactions	(8,103,828)	15,132,755

Change in net assets	(76,839,850)	33,983,020
Net Assets:
Beginning of period	572,298,336	538,315,316

End of period	$495,458,486	$572,298,336

Accumulated net investment income/(loss)	$6,539,972	$4,753,034

Share Transactions:
Shares issued	4,109,311	7,794,533
Dividends reinvested	—	182,262
Shares redeemed	(4,825,985)	(7,000,738)

Change in shares	(716,674)	976,057

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006	2005	2004	2003
	(Unaudited)

Net Asset Value, Beginning of Period	$14.13	$13.61	$11.99	$11.13	$10.10	$7.86

Investment Activities:
Net Investment Income/(Loss)	0.05	0.11	0.06	0.03	0.06	0.06
Net Realized and Unrealized
Gains/(Losses) on Investments	(1.73)	0.47	1.59	1.04	1.00	2.24

Total from Investment Activities	(1.68)	0.58	1.65	1.07	1.06	2.30

Dividends to Shareholders From:
Net Investment Income	—	(0.06)	(0.03)	(0.01)	(0.03)	(0.06)
Net Realized Gains	—	—	—	(0.20)	—	—

Total Dividends	—	(0.06)	(0.03)	(0.21)	(0.03)	(0.06)

Net Asset Value, End of Period	$12.45	$14.13	$13.61	$11.99	$11.13	$10.10

Total Return(a) (b)	(11.83)%	4.15%	13.91%	9.68%	10.56%	29.43%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$495,458	$572,298	$538,315	$348,036	$152,470	$48,998
Net Investment Income/(Loss)(c)	0.70%	0.82%	0.61%	0.54%	0.65%	0.80%
Expenses Before Reductions(c) (d)	1.10%	1.09%	1.12%	1.20%	1.20%	1.39%
Expenses Net of Reductions(c) (e)	1.05%	1.09%	1.12%	1.20%	1.18%	1.10%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.06%	1.09%	1.12%	1.20%	N/A	N/A
Portfolio Turnover Rate(b)	12.65%	14.67%	8.49%	3.62%	57.45%	21.56%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Davis NY Venture Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. However, only Class 2 shares have been available since the Fund’s inception. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Davis NY Venture Fund	$75,227,658	$71,983,001

The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio, and the non-cash collateral represented a U. S. Treasury Bond at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager, Davis Selected Advisers, L.P. (“Davis”) and the Trust, Davis provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.20%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Davis NY Venture Fund	0.75%	1.20%

*	The Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.75% on the first $100 million, and 0.70% on assets above $100 million through April 30, 2009.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust- wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $9,622 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $5,708 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$513,244,653	$—
Level 2—Other Significant Observable Inputs	57,506,939	—
Level 3—Significant Unobservable Inputs	—	—

Total	$570,751,592	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Davis NY Venture Fund	$63,263,805	$77,948,448

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

Under current tax law, capital losses realized after October 31 of a Funds fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $32,789 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2007.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Davis NY Venture Fund	$2,540,733	$—	$2,540,733

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed		Accumulated		Total
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Other Losses	Appreciation(a)	Earnings
AZL Davis NY Venture Fund	$5,882,653	$11,696,549	$17,579,202	$(32,789)	$96,572,036	$114,118,449

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

7. Subsequent Event

At a Board meeting on August 20, 2008, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL Davis NY Venture Fund will acquire the assets and liabilities of the AZL OCC Value Fund. The reorganization is scheduled to be completed in the fourth quarter of 2008.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)

At a telephonic Board of Trustees meeting held June 5, 2008, and at an “in-person” Board of Trustees meeting held June 11, 2008, the Board of Trustees of Allianz Variable Insurance Products Trust (the “Trust”) considered a recommendation by Allianz Investment Management LLC (the “Manager”), the investment adviser to the AZL Davis NY Venture Fund (the “Fund”), to approve a reduction in the fee paid by the Manager to Davis Selected Advisers, L.P. (“Davis”) as subadviser of the Fund, under the Subadvisory Agreement, as described below. At the in-person meeting held June 11, 2008, the Board of Trustees voted unanimously to approve the revised fee schedule effective July 1, 2008.

The Subadvisory Agreement previously provided for a fee of .45% on the first $100 million of Fund assets, and .40% on assets over $100 million. The new fee schedule provides for a fee of .45% on the first $100 million of Fund assets, .40% on the next $400 million of Fund assets, and .35% on assets over $500 million.

As of March 31, 2008 the Fund had total assets of $135 million.

The Board of Trustees was advised by the Manager that under the new fee structure there would be no impact on the Fund’s total expense ratio. At the current size of the Fund there is no impact on the fees payable by the Manager to Davis. The Manager reported to the Board of Trustees that the possible eventual reduction in fees payable to Davis would not cause a diminution in the quality of services provided by Davis, nor would there be any other negative impact on the Fund or its shareholders. The Board of Trustees recognized that as the Manager pays the fees under the Subadvisory Agreement to Davis, that the eventual possible reduction in the fees payable to Davis will cause an increase in the fees paid to the Manager. The Board determined that the new fee schedule was consistent with the best interests of the Fund and its shareholders.

Further information on the Board deliberation process in connection with the approval of the Advisory Agreement and the Subadvisory Agreement is set forth in the Annual Report to Shareholders for the Fund for the fiscal year ended December 31, 2007.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Dreyfus
Founders Equity Growth Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Dreyfus Founders Equity Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Dreyfus Founders Equity Growth Fund	$1,000.00	$896.80	$4.67	0.99%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Dreyfus Founders Equity Growth Fund	$1,000.00	$1,019.94	$4.97	0.99%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Dreyfus Founders Equity Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Aerospace & Defense	2.4%
Air Freight & Logistics	0.2
Auto Components	0.4
Biotechnology	2.7
Capital Markets	2.8
Chemicals	1.6
Commercial Banks	0.0
Commercial Services & Supplies	1.6
Communications Equipment	3.1
Computers & Peripherals	5.5
Consumer Finance	0.2
Diversified Consumer Services	1.2
Diversified Financial Services	1.8
Diversified Telecommunication Services	1.5
Electric Utilities	0.3
Electrical Equipment	0.3
Electronic Equipment & Instruments	2.1
Energy Equipment & Services	3.4
Food Products	2.0
Health Care Equipment & Supplies	1.9
Health Care Providers & Services	1.0
Hotels, Restaurants & Leisure	1.6
Household Products	0.9
Industrial Conglomerates	0.9
Insurance	2.4
Internet & Catalog Retail	1.1
Internet Software & Services	4.5
Life Sciences Tools & Services	4.2
Machinery	3.1
Media	1.3
Metals & Mining	1.9
Multiline Retail	3.1
Oil, Gas & Consumable Fuels	7.6
Personal Products	2.0
Pharmaceuticals	4.1
Road & Rail	0.8
Semiconductors and Semiconductor Equipment	7.8
Software	9.1
Specialty Retail	5.3
Textiles, Apparel & Luxury Goods	0.5
Tobacco	1.2
Short-Term Investments	9.1

108.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.4%):
Aerospace & Defense (2.4%):

21,497	Boeing Co. (The)	$1,412,783
14,147	Goodrich Corp.	671,417
24,977	Honeywell International, Inc.	1,255,843
21,839	Precision Castparts Corp.	2,104,624

		5,444,667

Air Freight & Logistics (0.2%):

6,279	FedEx Corp.	494,722

Auto Components (0.4%):

28,197	Johnson Controls, Inc.	808,690

Biotechnology (2.7%):

31,203	Celgene Corp.*	1,992,935
65,343	Gilead Sciences, Inc.*	3,459,912
21,919	Vertex Pharmaceuticals, Inc.*	733,629

		6,186,476

Capital Markets (2.8%):

176,252	Charles Schwab Corp.	3,620,216
5,257	Goldman Sachs Group, Inc.	919,450
71,930	Janus Capital Group, Inc.†	1,903,987

		6,443,653

Chemicals (1.6%):

19,297	Monsanto Co.	2,439,913
5,152	Potash Corp. of Saskatchewan, Inc.	1,177,592

		3,617,505

Commercial Banks (0.0%):

1	Fifth Third Bancorp	10

Commercial Services & Supplies (1.6%):

94,307	Waste Management, Inc.	3,556,317

Communications Equipment (3.1%):

159,523	Cisco Systems, Inc.*	3,710,505
49,794	QUALCOMM, Inc.	2,209,360
8,320	Research In Motion, Ltd.*	972,608
15,949	Riverbed Technology, Inc.*†	218,820

		7,111,293

Computers & Peripherals (5.5%):

44,311	Apple, Inc.*	7,419,434
43,492	Dell, Inc.*	951,605
168,939	EMC Corp.*	2,481,714
14,331	International Business Machines Corp.	1,698,653

		12,551,406

Consumer Finance (0.2%):

6,148	Visa, Inc., Class A*	499,894

Diversified Consumer Services (1.2%):

50,106	DeVry, Inc.†	2,686,684

Diversified Financial Services (1.8%):

20,538	Bank of America Corp.	490,242
54,838	JP Morgan Chase & Co.	1,881,492
13,049	Standard & Poors Depositary Receipt Trust Series 1†	1,670,272

		4,042,006

Diversified Telecommunication Services (1.5%):

94,424	Verizon Communications, Inc.	3,342,610

Electric Utilities (0.3%):

8,329	Exelon Corp.	749,277

Electrical Equipment (0.3%):

8,752	Energy Conversion Devices, Inc.*†	644,497

Electronic Equipment & Instruments (2.1%):

136,067	Agilent Technologies, Inc.*	4,835,821

Energy Equipment & Services (3.4%):

35,531	Cameron International Corp.*	1,966,641
48,059	Nabors Industries, Ltd.*†	2,365,945
11,478	National-Oilwell Varco, Inc.*	1,018,328
12,030	Schlumberger, Ltd.	1,292,383
7,691	Transocean, Inc.*	1,172,031

		7,815,328

Food Products (2.0%):

98,250	Dean Foods Co.*†	1,927,665
89,376	Kraft Foods, Inc.	2,542,747

		4,470,412

Health Care Equipment & Supplies (1.9%):

39,021	Baxter International, Inc.	2,495,003
38,305	Covidien, Ltd.	1,834,426

		4,329,429

Health Care Providers & Services (1.0%):

34,121	Laboratory Corp. of America Holdings*	2,375,845

Hotels, Restaurants & Leisure (1.6%):

46,812	McDonald’s Corp.	2,631,771
71,561	Starbucks Corp.*	1,126,370

		3,758,141

Household Products (0.9%):

5,548	Energizer Holdings, Inc.*	405,504
27,157	Procter & Gamble Co.	1,651,417

		2,056,921

Industrial Conglomerates (0.9%):

14,219	3M Co.	989,500
15,693	McDermott International, Inc.*	971,240

		1,960,740

Insurance (2.4%):

39,853	Assurant, Inc.	2,628,704
143,074	UnumProvident Corp.†	2,925,863

		5,554,567

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Internet & Catalog Retail (1.1%):

18,189	Amazon.com, Inc.*	$1,333,800
68,940	Expedia, Inc.*	1,267,117

		2,600,917

Internet Software & Services (4.5%):

107,994	Akamai Technologies, Inc.*†	3,757,111
34,464	eBay, Inc.*	941,901
10,495	Google, Inc., Class A*	5,524,778

		10,223,790

Life Sciences Tools & Services (4.2%):

113,740	Pharmaceutical Product Development, Inc.†	4,879,446
84,207	Thermo Fisher Scientific, Inc.*	4,692,856

		9,572,302

Machinery (3.1%):

12,807	Cummins, Inc.	839,115
15,320	Deere & Co.	1,105,032
70,034	Dover Corp.	3,387,544
13,572	Flowserve Corp.	1,855,292

		7,186,983

Media (1.3%):

70,231	Discovery Holding Co., Class A*	1,542,273
18,719	Omnicom Group, Inc.	840,109
20,325	Walt Disney Co. (The)	634,140

		3,016,522

Metals & Mining (1.9%):

32,468	Allegheny Technologies, Inc.†	1,924,703
21,000	Freeport-McMoRan Copper & Gold, Inc., Class A	2,460,990

		4,385,693

Multiline Retail (3.1%):

114,913	Family Dollar Stores, Inc.†	2,291,365
56,801	Nordstrom, Inc.†	1,721,071
53,265	Wal-Mart Stores, Inc.	2,993,493

		7,005,929

Oil, Gas & Consumable Fuels (7.6%):

10,540	ChevronTexaco Corp.	1,044,830
11,925	Devon Energy Corp.	1,432,908
8,208	EOG Resources, Inc.	1,076,890
55,116	Exxon Mobil Corp.	4,857,373
78,791	Halliburton Co.	4,181,438
15,910	Occidental Petroleum Corp.	1,429,673
29,142	Ultra Petroleum Corp.*	2,861,744
8,805	Valero Energy Corp.	362,590

		17,247,446

Personal Products (2.0%):

80,488	Avon Products, Inc.	2,899,178
38,119	Estee Lauder Co., Inc. (The), Class A†	1,770,627

		4,669,805

Pharmaceuticals (4.1%):

32,755	Abbott Laboratories	1,735,033
24,520	Allergan, Inc.	1,276,266
26,789	Johnson & Johnson Co.	1,723,604
54,467	Merck & Co., Inc.	2,052,861
54,467	Wyeth	2,612,237

		9,400,001

Road & Rail (0.8%):

25,492	Union Pacific Corp.	1,924,646

Semiconductors & Semiconductor Equipment (7.8%):

118,021	Altera Corp.	2,443,035
190,487	Intel Corp.	4,091,661
31,347	KLA-Tencor Corp.	1,276,136
79,687	Marvell Technology Group, Ltd.*	1,407,272
101,041	MEMC Electronic Materials, Inc.*	6,218,063
108,830	NVIDIA Corp.*	2,037,298
11,357	Varian Semiconductor Equipment Associates, Inc.*†	395,451

		17,868,916

Software (9.1%):

43,378	Adobe Systems, Inc.*	1,708,660
23,574	Autodesk, Inc.*	797,037
46,826	CA, Inc.	1,081,212
90,291	Electronic Arts, Inc.*	4,011,629
15,319	McAfee, Inc.*	521,306
312,232	Microsoft Corp.	8,589,502
15,053	NAVTEQ Corp.*	1,159,081
113,229	Oracle Corp.*	2,377,809
15,869	Trimble Navigation, Ltd.*†	566,523

		20,812,759

Specialty Retail (5.3%):

53,812	Best Buy Co., Inc.	2,130,955
53,147	GameStop Corp., Class A*	2,147,139
159,134	Gap, Inc. (The)	2,652,764
91,885	Home Depot, Inc.	2,151,947
129,776	Limited Brands, Inc.	2,186,725
29,058	TJX Cos., Inc.	914,455

		12,183,985

Textiles, Apparel & Luxury Goods (0.5%):

10,433	Nike, Inc., Class B†	621,911
11,357	Phillips-Van Heusen Corp.†	415,894

		1,037,805

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Tobacco (1.2%):

55,941	Philip Morris International, Inc.	$2,762,926

Total Common Stocks (Cost $215,592,035)		227,237,336

Deposit Account (0.1%):
115,004	NTRS London Deposit Account	115,004

Total Deposit Account (Cost $115,004)		115,004

Collateral for Securities on Loan (9.0%):
20,518,543	Northern Trust Liquid Institutional Asset Portfolio	20,518,543

Total Collateral for Securities on Loan (Cost $20,518,543)		20,518,543

Total Investment Securities (Cost $236,225,582)(a) 108.5%		247,870,883
Net other assets (liabilities) (8.5)%		(19,382,296)

Net Assets 100.0%		$228,488,587

Percentages indicated are based on net assets as of June 30, 2008.

*	Non-income producing security

†	All or a portion of security is loaned as of June 30, 2008.

(a)	Cost for federal income tax purposes is $237,052,173. The gross unrealized appreciation/(depreciation) on a tax basis as follows:

Unrealized appreciation	$25,338,873
Unrealized depreciation	(14,520,163)

Net unrealized appreciation	$10,818,710

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United States	93.8%
Bermuda	2.5%
Canada	2.2%
Netherlands	0.6%
Cayman Islands	0.5%
Panama	0.4%

100.0%

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL Dreyfus
Founders Equity
Growth Fund

Assets:
Investment securities, at cost	$236,225,582

Investment securities, at value*	$247,870,883
Dividend income	146,735
Receivable for investments sold	3,510,391
Prepaid expenses	1,985

Total Assets	251,529,994

Liabilities:
Payable for investments purchased	2,094,724
Payable for capital shares redeemed	94,284
Payable for return of collateral received	20,518,543
Manager fees payable	138,818
Administration fees payable	8,498
Distribution fees payable	49,578
Administrative and compliance services fees payable	2,275
Trustee fees payable	21
Other accrued liabilities	134,666

Total Liabilities	23,041,407

Net Assets	$228,488,587

Net Assets Consist of:
Capital	$199,038,449
Accumulated net investment income/(loss)	907,132
Accumulated net realized gains/(losses) from investment transactions	16,897,705
Net unrealized appreciation/(depreciation) on investments	11,645,301

Net Assets	$228,488,587

Shares of beneficial interest (unlimited number of shares authorized, no par value)	23,060,638
Net Asset Value (offering and redemption price per share)	$9.91

*	Includes securities on loan of $20,561,162.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL Dreyfus
Founders Equity
Growth Fund

Investment Income:
Dividends	$1,471,631
Income from securities lending	53,095

Total Investment Income	1,524,726

Expenses:
Manager fees	937,161
Administration fees	39,951
Distribution fees	306,171
Custodian fees	7,211
Administrative and compliance service fees	4,550
Trustees’ fees	7,252
Professional fees	6,962
Shareholder reports	17,974
Recoupment of prior expenses reimbursed by the Manager	8,882
Cash overdraft expense	15,975
Other expenses	5,970

Total expenses before reductions	1,358,059
Less expenses waived/reimbursed by the Manager	(79,881)
Less expenses paid indirectly	(67,155)

Net expenses	1,211,023

Net Investment Income/(Loss)	313,703

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(27,292)
Change in unrealized appreciation/(depreciation) on investments	(30,174,757)

Net Realized/ Unrealized Gains/(Losses) on Investments	(30,202,049)

Change in Net Assets Resulting from Operations	$(29,888,346)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Dreyfus
	Founders Equity Growth Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$313,703	$593,429
Net realized gains/(losses) on investment transactions	(27,292)	17,619,790
Change in unrealized appreciation/(depreciation) on investments	(30,174,757)	(6,999,419)

Change in net assets resulting from operations	(29,888,346)	11,213,800

Dividends to Shareholders:
From net investment income	—	(110,000)
From net realized gains on investments	—	(4,303,104)

Change in net assets resulting from dividends to shareholders	—	(4,413,104)

Capital Transactions:
Proceeds from shares issued	4,792,413	29,182,232
Proceeds from shares issued in merger	—	168,844,542
Proceeds from dividends reinvested	—	4,413,104
Value of shares redeemed	(39,099,328)	(37,405,893)

Change in net assets resulting from capital transactions	(34,306,915)	165,033,985

Change in net assets	(64,195,261)	171,834,681
Net Assets:
Beginning of period	292,683,848	120,849,167

End of period	$228,488,587	$292,683,848

Accumulated net investment income/(loss)	$907,132	$593,429

Share Transactions:
Shares issued	471,348	2,675,344
Shares issued in merger	—	15,321,646
Dividends reinvested	—	411,670
Shares redeemed	(3,892,388)	(3,414,602)

Change in shares	(3,421,040)	14,994,058

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006	2005	2004	2003
	(Unaudited)

Net Asset Value, Beginning of Period	$11.05	$10.52	$9.84	$9.77	$9.07	$7.30

Investment Activities:
Net Investment Income/(Loss)	0.02	0.02	0.01	— (a)	0.03	(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	(1.16)	0.89	1.22	0.44	0.66	1.78
Net realized gain from payment
by affiliate for the disposal of investments in violation of restrictions	—	—	—	—	0.01	—

Total from Investment Activities	(1.14)	0.91	1.23	0.44	0.70	1.77

Dividends to Shareholders From:
Net Investment Income	—	(0.01)	— (a)	(0.03)	—	—
Net Realized Gains	—	(0.37)	(0.55)	(0.34)	—	—

Total Dividends	—	(0.38)	(0.55)	(0.37)	—	—

Net Asset Value, End of Period	$9.91	$11.05	$10.52	$9.84	$9.77	$9.07

Total Return(b) (c)	(10.32)%	8.75%	12.93%	4.56%	7.72%	24.25%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$228,489	$292,684	$120,849	$88,325	$76,509	$52,200
Net Investment Income/(Loss)(d)	0.26%	0.34%	0.12%	0.00%	0.36%	(0.16)%
Expenses Before Reductions(d) (e)	1.11%	1.23%	1.19%	1.22%	1.26%	1.39%
Expenses Net of Reductions(d)	0.99%	1.17%	1.19%	1.19%	1.17%	1.10%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	1.04%	1.20%	1.19%	1.20%	N/A	N/A
Portfolio Turnover Rate(c)	64.94%	73.29%	117.91%	134.74%	171.66%	44.54%

(a)	Amount less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Dreyfus Founders Equity Growth Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Dreyfus Founders Equity Growth Fund	$21,161,165	$20,561,162

The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio, and the non-cash collateral represented U.S. Treasury Notes at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager, Founders Asset Management LLC (“Founders”) and the Trust, Founders provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.20%.

The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fees through April 30, 2009 to a rate of 0.70% on net assets of the Fund.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may be potentially made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $4,727 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$247,755,879	$—
Level 2—Other Significant Observable Inputs	115,004	—
Level 3—Significant Unobservable Inputs	—	—

Total	$247,870,883	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Dreyfus Founders Equity Growth Fund	$159,647,928	$193,639,120

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Dreyfus Founders Equity Growth Fund	$1,537,873	$2,875,231	$4,413,104

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Founders Equity Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

		Undistributed			Total
	Undistributed	Long Term	Accumulated	Unrealized	Accumulated
	Ordinary Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Dreyfus Founders Equity Growth Fund	$4,460,731	$13,715,893	$18,176,624	$41,161,860	$59,338,484

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Dreyfus
Premier Small Cap Value Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Investment Advisory and Subadvisory Agreements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Dreyfus Premier Small Cap Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Dreyfus Premier Small Cap Value Fund	$1,000.00	$895.50	$5.84	1.24%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Dreyfus Premier Small Cap Value Fund	$1,000.00	$1,018.70	$6.22	1.24%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Dreyfus Premier Small Cap Value Fund invested, as a percentage of net assets, in the following investments, as of June, 2008:

Percent of
Investments	net assets*
Aerospace & Defense	0.8%
Air Freight & Logistics	0.5
Auto Components	1.1
Building Products	0.9
Capital Markets	3.0
Chemicals	3.3
Commercial Banks	7.5
Commercial Services & Supplies	4.9
Communications Equipment	2.1
Computers & Peripherals	1.2
Construction & Engineering	2.4
Consumer Finance	0.7
Containers & Packaging	1.6
Diversified Consumer Services	0.5
Diversified Financial Services	0.5
Diversified Telecommunication Services	0.4
Electric Utilities	1.4
Electrical Equipment	2.9
Electronic Equipment & Instruments	2.7
Energy Equipment & Services	1.6
Food & Staples Retailing	1.1
Food Products	1.0
Gas Utilities	4.3
Health Care Equipment & Supplies	1.5
Health Care Providers & Services	2.1
Hotels, Restaurants & Leisure	1.8
Insurance	7.7
Internet Software & Services	1.3
IT Services	0.6
Leisure Equipment & Products	1.1
Machinery	3.1
Media	1.3
Metals & Mining	2.3
Multi-Utilities	0.3
Oil, Gas & Consumable Fuels	4.5
Paper & Forest Products	0.2
Personal Products	1.1
Pharmaceuticals	1.1
Real Estate Investment Trusts (REITs)	7.0
Road & Rail	0.5
Semiconductors & Semiconductor Equipment	3.9
Software	1.0
Specialty Retail	4.0
Textiles, Apparel & Luxury Goods	2.9
Thrifts & Mortgage Finance	1.8
Trading Companies & Distributors	0.5
Short-Term Investments	25.7

123.7%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.0%):
Aerospace & Defense (0.8%):

7,600	Ceradyne, Inc.*	$260,680
5,750	Ducommun, Inc.*	132,020

		392,700

Air Freight & Logistics (0.5%):

11,550	Pacer International, Inc.	248,441

Auto Components (1.1%):

16,575	ATC Technology Corp.*	385,866
4,700	Lear Corp.*†	66,646
15,900	Spartan Motors, Inc.	118,773

		571,285

Building Products (0.9%):

9,575	Apogee Enterprises, Inc.	154,732
8,500	NCI Building Systems, Inc.*	312,205

		466,937

Capital Markets (3.0%):

6,097	Calamos Asset Management, Inc., Class A	103,832
9,600	Cohen & Steers, Inc.†	249,312
7,500	Interactive Brokers Group, Inc., Class A*	240,975
27,400	Knight Capital Group, Inc., Class A*†	492,652
9,850	OptionsXpress Holdings, Inc.†	220,049
11,500	SWS Group, Inc.	191,015

		1,497,835

Chemicals (3.3%):

2,775	Arch Chemicals, Inc.	91,991
19,650	H.B. Fuller Co.	440,946
4,625	Koppers Holdings, Inc.	193,649
2,900	NewMarket Corp.	192,067
10,300	Olin Corp.	269,654
7,975	OM Group, Inc.*	261,500
7,875	Schulman, Inc.	181,361

		1,631,168

Commercial Banks (7.5%):

9,925	Boston Private Financial Holdings, Inc.†	56,275
11,300	Community Bank System, Inc.†	233,006
2,050	Cullen/Frost Bankers, Inc.	102,193
25,475	CVB Financial Corp.†	240,484
17,575	First Commonwealth Financial Corp.†	163,975
6,400	First State Bancorp	35,200
12,200	FNB Corp.†	143,716
5,950	Frontier Financial Corp.†	50,694
6,500	Glacier Bancorp, Inc.†	103,935
3,500	Hancock Holding Co.†	137,515
18,000	National Penn Bancshares, Inc.†	239,040
19,200	Old National Bancorp†	273,792
13,700	Oriental Financial Group, Inc.	195,362
5,900	S & T Bancorp, Inc.	171,454
9,350	Sterling Bancorp	111,732
46,125	Sterling Bancshares, Inc.†	419,276
16,775	Susquehanna Bancshares, Inc.†	229,650
2,575	SVB Financial Group*†	123,883
7,400	UMB Financial Corp.	379,398
4,800	Umpqua Holdings Corp.†	58,224
4,000	Westamerica Bancorp†	210,360
3,250	Wilmington Trust Corp.	85,930

		3,765,094

Commercial Services & Supplies (4.9%):

6,775	ABM Industries, Inc.	150,744
8,775	American Reprographics Co.*	146,104
21,600	CBIZ, Inc.*†	171,720
11,375	Deluxe Corp.	202,702
8,175	Ennis, Inc.	127,939
5,775	First Advantage Corp., Class A*	91,534
5,775	Heidrick & Struggles International, Inc.	159,621
29,700	IKON Office Solutions, Inc.	335,016
4,550	Layne Christensen Co.*	199,244
26,600	MPS Group, Inc.*	282,758
24,600	Spherion Corp.*	113,652
6,250	United Stationers, Inc.*	230,937
4,900	Watson Wyatt Worldwide, Inc.	259,161

		2,471,132

Communications Equipment (2.1%):

19,685	Arris Group, Inc.*	166,338
12,300	Avocent Corp.*	228,780
7,575	EMS Technologies, Inc.*	165,438
21,300	Ixia*	148,035
11,175	Oplink Communications, Inc.*†	107,280
9,900	Plantronics, Inc.	220,968

		1,036,839

Computers & Peripherals (1.2%):

5,000	Avid Technology, Inc.*†	84,950
14,000	Emulex Corp.*†	163,100
7,525	Imation Corp.	172,473
13,175	QLogic Corp.*	192,223

		612,746

Construction & Engineering (2.4%):

25,200	Comfort Systems USA, Inc.	338,688
20,075	Emcor Group, Inc.*	572,740
7,742	Insteel Industries, Inc.	141,756
4,075	Perini Corp.*	134,679

		1,187,863

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Consumer Finance (0.7%):

6,700	Cash America International, Inc.	$207,700
11,600	EZCORP, Inc., Class A*	147,900

		355,600

Containers & Packaging (1.6%):

9,475	Greif, Inc., Class A	606,684
9,275	Pactiv Corp.*	196,908

		803,592

Diversified Consumer Services (0.5%):

9,175	Sotheby’s†	241,945

Diversified Financial Services (0.5%):

4,400	FCStone Group, Inc.*†	122,892
2,800	Greenhill & Co., Inc.†	150,808

		273,700

Diversified Telecommunication Services (0.4%):

47,500	Cincinnati Bell, Inc.*†	189,050

Electric Utilities (1.4%):

9,775	Cleco Corp.†	228,051
6,800	El Paso Electric Co.*	134,640
8,900	Great Plains Energy, Inc.†	224,992
3,775	IDACORP, Inc.†	109,060

		696,743

Electrical Equipment (2.9%):

4,850	Acuity Brands, Inc.	233,188
16,150	Encore Wire Corp.†	342,219
20,150	GrafTech International, Ltd.*	540,624
7,575	Regal-Beloit Corp.	320,044

		1,436,075

Electronic Equipment & Instruments (2.7%):

8,200	Checkpoint Systems, Inc.*	171,216
11,775	CTS Corp.	118,339
13,275	Methode Electronics, Inc.	138,724
5,500	MTS Systems Corp.†	197,340
7,875	OSI Systems, Inc.*	168,682
10,675	Park Electrochemical Corp.	259,509
3,075	Rofin-Sinar Technologies, Inc.*	92,865
10,875	Technitrol, Inc.	184,766

		1,331,441

Energy Equipment & Services (1.6%):

2,850	Dawson Geophysical Co.*	169,461
5,450	Gulf Island Fabrication, Inc.	266,669
19,425	Parker Drilling Co.*	194,444
7,200	Union Drilling, Inc.*	156,096

		786,670

Food & Staples Retailing (1.1%):

4,200	Spartan Stores, Inc.	96,600
5,491	The Andersons, Inc.	223,539
22,875	The Pantry, Inc.*	243,847

		563,986

Food Products (1.0%):

13,000	Chiquita Brands International, Inc.*†	197,210
1,628	Corn Products International, Inc.	79,951
7,325	Flowers Foods, Inc.	207,591

		484,752

Gas Utilities (4.3%):

8,325	Atmos Energy Corp.	229,520
5,450	Laclede Group, Inc. (The)	220,017
9,137	New Jersey Resources Corp.	298,323
9,900	NICOR, Inc.†	421,641
4,600	Northwest Natural Gas Co.†	212,796
10,300	Southwest Gas Corp.	306,219
13,600	WGL Holdings, Inc.	472,464

		2,160,980

Health Care Equipment & Supplies (1.5%):

2,150	Analogic Corp.	135,601
4,100	CONMED Corp.*	108,855
8,300	ICU Medical, Inc.*†	189,904
10,200	Invacare Corp.	208,488
4,475	STERIS Corp.	128,701

		771,549

Health Care Providers & Services (2.1%):

6,175	AMERIGROUP Corp.*	128,440
11,500	Centene Corp.*	193,085
7,375	Gentiva Health Services, Inc.*	140,494
9,950	Healthspring, Inc.*	167,956
8,350	Lincare Holdings, Inc.*	237,140
9,575	MedCath Corp.*†	172,158

		1,039,273

Hotels, Restaurants & Leisure (1.8%):

4,550	CEC Entertainment, Inc.*	127,445
7,200	Choice Hotels International, Inc.	190,800
6,635	International Speedway Corp., Class A	258,964
4,450	Jack in the Box, Inc.*	99,725
5,200	Papa John’s International, Inc.*	138,268
4,275	Speedway Motorsports, Inc.	87,125

		902,327

Insurance (7.7%):

18,100	American Equity Investment Life Holding Co.†	147,515
2,900	American Physicians Capital, Inc.	140,476
10,000	Amerisafe, Inc.*	159,400
12,950	AmTrust Financial Services, Inc.	163,170
5,114	Argo Group International Holdings, Ltd.*	171,626

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued

13,275	Aspen Insurance Holdings, Ltd.	$314,219
12,750	Employers Holdings, Inc.	263,925
2,900	FPIC Insurance Group, Inc.*	131,428
5,400	Navigators Group, Inc.*	291,870
6,900	Philadelphia Consolidated Holding Corp.*	234,393
13,800	Phoenix Cos., Inc.	105,018
6,700	Platinum Underwriters Holdings, Ltd.	218,487
7,050	ProAssurance Corp.*	339,176
8,325	Safety Insurance Group, Inc.	296,786
8,975	Seabright Insurance Holdings*	129,958
11,775	Selective Insurance Group, Inc.	220,899
7,575	Waddell & Reed Financial, Inc., Class A	265,201
6,950	Zenith National Insurance Corp.	244,362

		3,837,909

Internet Software & Services (1.3%):

7,600	CMGI, Inc.*	80,560
9,275	Interwoven, Inc.*	111,393
15,550	Perficient, Inc.*†	150,213
25,500	SonicWALL, Inc.*	164,475
11,750	Vignette Corp.*	141,000

		647,641

IT Services (0.6%):

3,100	ManTech International Corp., Class A*	149,172
10,425	Perot Systems Corp., Class A*	156,479

		305,651

Leisure Equipment & Products (1.1%):

8,450	JAKKS Pacific, Inc.*	184,633
11,375	Marvel Entertainment, Inc.*	365,592

		550,225

Machinery (3.1%):

11,750	Columbus McKinnon Corp.*	282,940
12,300	Enpro Industries, Inc.*	459,282
11,375	Mueller Industries, Inc.†	366,275
8,950	Robbins & Myers, Inc.	446,336

		1,554,833

Media (1.3%):

15,625	Cox Radio, Inc.*†	184,375
8,300	Live Nation, Inc.*†	87,814
19,800	Martha Stewart Living Omnimedia, Inc., Class A*	146,520
12,725	RCN Corp.*†	137,176
3,900	Scholastic Corp.*	111,774

		667,659

Metals & Mining (2.3%):

4,500	Carpenter Technology Corp.	196,425
4,850	Olympic Steel, Inc.	368,212
3,000	Schnitzer Steel Industries, Inc.	343,800
7,500	Stillwater Mining Co.*†	88,725
3,800	Universal Stainless & Alloy Products, Inc.*	140,752

		1,137,914

Multi-Utilities (0.3%):

7,800	Avista Corp.	167,388

Oil, Gas & Consumable Fuels (4.5%):

13,875	Callon Petroleum Corp.*	379,620
26,950	Grey Wolf, Inc.*	243,359
7,950	Holly Corp.	293,514
7,500	Stone Energy Corp.*	494,325
12,675	Swift Energy Co.*	837,310

		2,248,128

Paper & Forest Products (0.2%):

11,100	Buckeye Technologies, Inc.*	93,906

Personal Products (1.1%):

12,350	Elizabeth Arden, Inc.*	187,473
8,550	Helen of Troy, Ltd.*	137,826
15,500	Nu Skin Enterprises, Inc., Class A	231,260

		556,559

Pharmaceuticals (1.1%):

17,425	Sciele Pharma, Inc.†	337,174
18,000	ViroPharma, Inc.*†	199,080

		536,254

Real Estate Investment Trusts (REITs) (7.0%):

30,100	Ashford Hospitality Trust	139,062
11,975	BioMed Realty Trust, Inc.	293,747
20,900	Cedar Shopping Centers, Inc.	244,948
5,050	Corporate Office Properties Trust	173,367
8,800	Entertainment Properties Trust	435,072
7,675	First Industrial Realty Trust, Inc.†	210,832
22,625	Medical Properties Trust, Inc.†	228,965
15,075	National Retail Properties, Inc.†	315,067
4,500	Nationwide Health Properties, Inc.†	141,705
13,575	OMEGA Healthcare Investors, Inc.	226,024
10,375	Pennsylvania Real Estate Investment Trust†	240,077
9,075	Realty Income Corp.†	206,547
14,800	Senior Housing Properties Trust	289,044
20,825	Sunstone Hotel Investors, Inc.†	345,695

		3,490,152

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Road & Rail (0.5%):

7,600	Arkansas Best Corp.†	$278,464

Semiconductors & Semiconductor Equipment (3.9%):

18,675	Advanced Energy Industries, Inc.*†	255,848
21,325	Amkor Technology, Inc.*	221,993
7,100	Cabot Microelectronics Corp.*†	235,365
7,475	Cymer, Inc.*†	200,928
12,000	DSP Group, Inc.*	84,000
31,275	Entegris, Inc.*	204,851
8,750	Intevac, Inc.*	98,700
15,900	Micrel, Inc.	145,485
13,275	MKS Instruments, Inc.*	290,722
13,450	Rudolph Technologies, Inc.*	103,565
10,700	Zoran Corp.*	125,190

		1,966,647

Software (1.0%):

2,650	MicroStrategy, Inc., Class A*†	171,587
43,575	TIBCO Software, Inc.*†	333,349

		504,936

Specialty Retail (4.0%):

12,550	Aaron Rents, Inc.	280,241
6,200	Aeropostale, Inc.*	194,246
8,200	AnnTaylor Stores Corp.*	196,472
4,800	Barnes & Noble, Inc.	119,232
12,200	Cato Corp.	173,728
5,975	Charlotte Russe Holdings, Inc.*	106,116
10,200	Genesco, Inc.†	314,874
4,400	Gymboree Corp.*	176,308
21,575	Rent-A-Center, Inc.*	443,798

		2,005,015

Textiles, Apparel & Luxury Goods (2.9%):

2,350	Deckers Outdoor Corp.*	327,120
7,675	Movado Group, Inc.	151,965
4,850	Perry Ellis International, Inc.*	102,917
5,400	Phillips-Van Heusen Corp.	197,748
20,400	Quiksilver Resources, Inc.*	200,328
5,875	Skechers U.S.A., Inc., Class A*	116,090
9,675	Steven Madden, Ltd.*	177,826
7,500	Wolverine World Wide, Inc.†	200,025

		1,474,019

Thrifts & Mortgage Finance (1.8%):

14,700	Dime Community Bancshares	242,697
24,275	First Niagara Financial Group, Inc.	312,176
16,850	Provident Financial Services, Inc.	236,069
9,850	Provident New York Bancorp	108,941

		899,883

Trading Companies & Distributors (0.5%):

10,300	Applied Industrial Technologies, Inc.	248,951

Total Common Stocks (Cost $53,161,443)		49,091,857

Deposit Account (2.5%):
1,266,542	TNT Offshore Deposit Account	1,266,542

Total Deposit Account (Cost $1,266,542)		1,266,542

Collateral for Securities on Loan (23.2%):
11,594,803	Allianz Dresdner Daily Asset Fund#	11,594,803

Total Collateral for Securities on Loan (Cost $11,594,803)		11,594,803

Total Investment Securities (Cost $66,022,788)(a) 123.7%		61,953,202
Net other assets (liabilities) (23.7)%		(11,876,852)

Net Assets 100.0%		$50,076,350

Percentages indicated are based on net assets as of June 30, 2008.

†	All or a portion of security is loaned as of June 30, 2008.

*	Non-income producing security

#	Investment in affiliate.

(a)	Cost for federal income tax purposes is $66,283,761. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$3,408,781
Unrealized depreciation	(7,739,340)

Net unrealized depreciation	$(4,330,559)

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United States	98.3%
Bermuda	1.3%
Puerto Rico	0.4%

100.0%

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL Dreyfus
Premier
Small Cap
Value Fund

Assets:
Investment securities, at cost	$66,022,788

Investment securities, at value*†	$61,953,202
Interest and dividends receivable	81,462
Receivable for capital shares issued	3,829
Receivable for investments sold	2,078,667
Prepaid expenses	442

Total Assets	64,117,602

Liabilities:
Payable for investments purchased	2,259,064
Payable for capital shares redeemed	131,329
Payable for return of collateral received	11,594,803
Manager fees payable	37,439
Administration fees payable	1,925
Distribution fees payable	11,011
Administrative and compliance services fees payable	458
Trustee fees payable	5
Other accrued liabilities	5,218

Total Liabilities	14,041,252

Net Assets	$50,076,350

Net Assets Consist of:
Capital	$57,166,923
Accumulated net investment income/(loss)	395,125
Accumulated net realized gains/(losses) from investment transactions	(3,416,112)
Net unrealized appreciation/(depreciation) on investments	(4,069,586)

Net Assets	$50,076,350

Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,955,781
Net Asset Value (offering and redemption price per share)	$10.10

*	Includes securities on loan of $11,122,425.

†	Includes investment in affiliate of $11,594,803.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL Dreyfus
Premier
Small Cap
Value Fund

Investment Income:
Interest	$2,288
Dividends	432,587
Income from securities lending	44,124

Total Investment Income	478,999

Expenses:
Manager fees	234,535
Administration fees	8,362
Distribution fees	65,149
Custodian fees	14,613
Administrative and compliance service fees	916
Trustees’ fees	1,321
Professional fees	3,157
Shareholder reports	5,781
Other expenses	2,804

Total expenses before reductions	336,638
Less expenses waived/reimbursed by the Manager	(13,030)

Net expenses	323,608

Net Investment Income/(Loss)	155,391

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on security transactions	(6,615,046)
Change in unrealized appreciation/(depreciation) on investments	151,640

Net Realized/Unrealized Gains/(Losses) on Investments	(6,463,406)

Change in Net Assets Resulting from Operations	$(6,308,015)

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Dreyfus Premier
	Small Cap Value Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$155,391	$239,734
Net realized gains/(losses) on investment transactions	(6,615,046)	3,251,061
Change in unrealized appreciation/(depreciation) on investments	151,640	(9,404,758)

Change in net assets resulting from operations	(6,308,015)	(5,913,963)

Dividends to Shareholders:
From net investment income	—	(181,568)
From net realized gains on investments	—	(4,375,886)

Change in net assets resulting from dividends to shareholders	—	(4,557,454)

Capital Transactions:
Proceeds from shares issued	7,104,741	14,081,400
Proceeds from dividends reinvested	—	4,557,454
Value of shares redeemed	(10,188,727)	(22,612,940)

Change in net assets resulting from capital transactions	(3,083,986)	(3,974,086)

Change in net assets	(9,392,001)	(14,445,503)
Net Assets:
Beginning of period	59,468,351	73,913,854

End of period	$50,076,350	$59,468,351

Accumulated net investment income/(loss)	$395,125	$239,734

Share Transactions:
Shares issued	666,746	1,048,809
Dividends reinvested	—	379,788
Shares redeemed	(980,132)	(1,759,799)

Change in shares	(313,386)	(331,202)

See accompanying notes to the financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended				May 3, 2004 to
	June 30,	For the Year Ended December 31,			December 31,
	2008	2007	2006	2005	2004(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$11.29	$13.20	$12.30	$12.06	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.03	0.05	(0.03)	0.01	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	(1.22)	(1.09)	1.57	0.40	2.16
Total from Investment Activities	(1.19)	(1.04)	1.60	0.41	2.17

Dividends to Shareholders From:
Net Investment Income	—	(0.03)	(0.01)	—	(0.01)
Net Realized Gains	—	(0.84)	(0.69)	(0.17)	(0.10)

Total Dividends	—	(0.87)	(0.70)	(0.17)	(0.11)

Net Asset Value, End of Period	$10.10	$11.29	$13.20	$12.30	$12.06

Total Return(b) (c)	(10.45)%	(8.24)%	13.40%	3.39%	21.72%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$50,076	$59,468	$73,914	$56,954	$30,773
Net Investment Income/(Loss)(d)	0.60%	0.33%	0.28%	0.10%	0.24%
Expenses Before Reductions(d) (e)	1.29%	1.29%	1.35%	1.41%	1.51%
Expenses Net of Reductions(d)	1.24%	1.23%	1.31%	1.35%	1.35%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	N/A	1.24%	1.31%	N/A	N/A
Portfolio Turnover Rate(c)	42.77%	60.22%	90.10%	111.78%	83.52%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Dreyfus Premier Small Cap Value Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. However, only Class 2 shares have been available since the Fund’s inception. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Dreyfus Premier Small Cap Value Fund	$11,594,803	$11,122,425

The Fund received cash collateral for securities loaned. The cash was invested in an Allianz Dresdner Daily Asset Fund at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager, The Dreyfus Corporation (“Dreyfus”) and the Trust, Dreyfus provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.35%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Dreyfus Premier Small Cap Value Fund	0.90%	1.35%

*	The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.85% for the period ending April 30, 2009.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The Fund’s lending agent is Dresdner Bank, AG (the “Agent”), an affiliate of the Manager. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 20% of the income earned from securities lending. During the period ended June 30, 2008, the Agent received $15,688 in fees for acting as the Securities Lending Agent.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $981 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $1,944 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$60,686,659	$—
Level 2—Other Significant Observable Inputs	1,266,543	—
Level 3—Significant Unobservable Inputs	—	—

Total	$61,953,202	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Dreyfus Premier Small Cap Value Fund	$22,244,822	$25,348,673

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Premier Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Dreyfus Premier Small Cap Value Fund	$1,255,154	$3,302,300	$4,557,454

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

Total
	Undistributed	Undistributed		Accumulated		Accumulated
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Earnings
	Income	Capital Gains	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL Dreyfus Premier Small Cap Value Fund	$3,585,539	$1,794,897	$5,380,436	$(1,750,940)	$(4,412,054)	$(782,558)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)

At a telephonic Board of Trustees meeting held June 5, 2008, and at an “in-person” Board of Trustees meeting held June 11, 2008, the Board of Trustees of Allianz Variable Insurance Products Trust (the “Trust”) considered a recommendation by Allianz Investment Management LLC (the “Manager”) the investment adviser to the AZL Dreyfus Premier Small Cap Value Fund (the “Fund”), to (a) approve an amended and restated subadvisory agreement (the “Columbia Agreement”) between the Manager and Columbia Management Advisors, LLC (“Columbia”) whereby Columbia would replace The Dreyfus Corporation (“Dreyfus”) as subadviser to the Fund; and (b) change the name of the Fund to “AZL Columbia Small Cap Value Fund.” At the in-person meeting held June 11, 2008, the Board voted unanimously to approve the Columbia Agreement and the new name of the Fund, at an effective date to be selected by officers of the Trust. It is contemplated that the Columbia Agreement and the new name will go into effect on September 22, 2008. At such meetings, the Trustees reviewed materials furnished by the Manager pertaining to Columbia.

The Manager, as investment manager of all of the outstanding series of the Trust, is charged with researching and recommending subadvisers for the Trust. The Manager has adopted policies and procedures to assist it in analyzing each subadviser with expertise in a particular asset class for purposes of making the recommendation that a specific subadviser be selected. The Board reviews and considers the information provided by the Manager in deciding which investment advisers to approve. After an investment adviser becomes a subadviser, a similarly rigorous process is instituted by the Manager to monitor the investment performance and other responsibilities of the subadviser.

As part of its ongoing obligation to monitor and evaluate the performance of the Fund’s subadvisers, in June 2008 the Manager completed a review of Dreyfus’ management of the Fund. The Manager’s review and evaluation of Dreyfus focused on (1) the performance of the Fund, and (2) the ability of the Fund, as currently managed, to attract and retain investors and to increase its assets. In support of its recommendation, the Manager explained to the Board that the primary reason for recommending a change was the Fund’s relatively poor investment performance for the 3 1/4 years ended March 31, 2008.

The Board, including a majority of the independent Board members (the “Independent Trustees”), with the assistance of independent counsel to the Independent Trustees, considered whether to approve the Columbia Agreement in light of its experience in governing the Trust and working with the Manager and the subadvisers on matters relating to the mutual funds that are outstanding series of the Trust. The Independent Trustees are those Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “1940 Act”), and are not employees of or affiliated with the Fund, the Manager, Dreyfus or Columbia. Prior to voting, the Board reviewed the Manager’s recommendation that it approve the Columbia Agreement with experienced counsel who are independent of the Manager and received from such counsel a memorandum discussing the legal standards for consideration of the proposed approval of advisory and subadvisory agreements. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the Columbia Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. The Board approved the termination of the subadvisory agreement with Dreyfus with respect to the AZL Dreyfus Premier Small Cap Value Fund and determined that the Columbia Agreement was reasonable and in the best interests of the Fund, and approved Columbia as the Fund’s new subadviser. The Board’s decision to approve the Columbia Agreement reflects the exercise of its business judgment on whether to approve new arrangements and continue existing arrangements. In reaching this decision, the Board did not assign relative weights to factors discussed herein, or deem any one or group of them to be controlling in and of themselves.

A rule adopted by the SEC under the 1940 Act requires a discussion of certain factors relating to the selection of investment managers and subadvisers and the approval of the advisory and subadvisory fees. The factors enumerated by the SEC in the rule are set forth below in italics followed by the Board’s conclusions regarding each factor.

(1) The nature, extent and quality of services provided by the Subadviser. In deciding to approve Columbia, the Board considered particularly the experience and track record of Columbia and its investment management personnel who will manage the Fund. The Board also noted Columbia’s investment infrastructure as well as its investment process. Specifically, the Board determined that, based upon the Manager’s report, the proposed change to Columbia as the subadviser would likely benefit the Fund and its shareholders.

In reviewing various other matters, the Board concluded that Columbia was a recognized firm capable of competently managing the Fund; that the nature, extent and quality of services that Columbia could provide were at a level at least equal to the services that could be provided by Dreyfus; that the services contemplated by the Columbia Agreement are substantially similar to those provided under the subadvisory agreement with Dreyfus; that the Columbia Agreement contains provisions generally comparable to those of other subadvisory agreements for other mutual funds; that Columbia was staffed with qualified personnel and had significant research capabilities; and that the investment performance of Columbia and its personnel in the small cap value area, as discussed in (2) below, was at least satisfactory.

19

(2) The investment performance of the Subadviser. The Board received information about the performance of Columbia in managing a fund which is generally comparable to the Fund. The performance information, which covered the 4 years ended March 31, 2008, included (a) absolute total return; (b) performance versus an appropriate benchmark, and (c) performance relative to a peer group of comparable funds. Such performance information for the comparable fund managed by Columbia was net of fees. The Board noted, for example, that the comparable Columbia fund ranked in the top 25% of the Lipper Small Cap Value peer group for the 4 years ended March 2008.

(3) The costs of services to be provided and profits to be realized by Columbia from its relationship with the Fund. The Board compared the fee schedule in the Columbia Agreement to the fee schedule in the then existing subadvisory agreement with Dreyfus. The Board noted that the fee schedule in the Columbia Agreement requires that the Manager pay Columbia subadvisory fees equal to 0.55% on the first $100 million of Fund assets, 0.50% on the next $100 million of Fund assets, and 0.45% on assets over $200 million, compared to the fee of 0.60% on all assets payable to Dreyfus. The Board noted that the fee schedule in the Columbia Agreement was the result of arm’s-length negotiations between the Manager and Columbia, and that the fees payable by shareholders of the Fund would not change. Based upon its review, the Board concluded that the fees proposed to be paid to Columbia were reasonable. The Manager also reported that the Fund’s total expense ratio (which includes management fees and operating expenses) was slightly higher than the average of comparable funds. The Board noted that the Board of Trustees received profitability information pertaining to Columbia in connection with the Board of Trustee meetings held in the fall of 2007, in connection with Columbia’s management of the AZL Columbia Technology Fund. The Board concluded that there was no evidence that the level of profitability attributable to Columbia from serving as the subadviser of the Columbia Technology Fund was excessive. At the Board meeting of June 11, 2008, the Board noted that there was no historical profitability information available in connection with Columbia’s management of the Fund, as such management would not commence until September 2008. The Board expects to consider whether or not to reapprove the Columbia Agreement at a meeting to be held prior to December 31, 2008, and expects to receive historical profitability information in connection with Columbia’s management of the Fund at such time, if it is available. The Board noted that under the Columbia Agreement, the Manager will retain an additional approximately .05% of average daily net assets from the amount it receives annually under the Investment Management Agreement that previously would have been payable to Dreyfus under the Dreyfus Agreement, at the current level of Fund assets.

(4) and (5) The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Board noted that the fee schedule in the Columbia Agreement contains breakpoints that reduce the fee rate on assets above specified levels. The Trustees also noted that assets in the Fund as of March 31, 2008 were approximately $49.4 million. The Board considered the possibility that Columbia may realize certain economies of scale as the Fund grows larger. The Board noted that in the fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints, if any, apply. Depending on the age, size and other characteristics of a particular fund and its manager’s cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Board also noted that the advisory agreements for many funds do not have breakpoints at all.

The Trustees noted that the Manager has agreed to temporarily “cap” Fund expenses, which has the effect of reducing expenses as would the implementation of advisory/subadvisory fee breakpoints. The Manager has committed to continue to consider the continuation of fee “caps” and/or advisory fee breakpoints as the Fund grows larger. The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to reapprove the Columbia Agreement at a meeting to be held prior to December 31, 2008, and will at that time, or prior thereto, consider; (a) the extent to which economies of scale can be realized, and (b) whether the subadvisory fee schedule should be modified to reflect such economies of scale, if any. Having taken these factors into account, the Trustees concluded that the fee schedule in the Columbia Agreement was acceptable.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

21

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® First Trust Target
Double Play Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL First Trust Target Double Play Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL First Trust Target Double Play Fund	$1,000.00	$898.70	$3.54	0.75%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL First Trust Target Double Play Fund	$1,000.00	$1,021.13	$3.77	0.75%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL First Trust Target Double Play Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Aerospace & Defense	2.4%
Auto Components	2.5
Chemicals	23.1
Commercial Banks	4.6
Communications Equipment	6.5
Computers & Peripherals	3.8
Diversified Financial Services	2.2
Electric Utilities	2.2
Electronic Equipment & Instruments	0.9
Energy Equipment & Services	7.9
Health Care Equipment & Supplies	1.6
Household Durables	5.1
Industrial Conglomerate	2.1
Insurance	2.1
Internet & Catalog Retail	0.7
Machinery	0.3
Metals & Mining	9.2
Multi-Utilities	8.8
Paper & Forest Products	2.0
Semiconductors & Semiconductor Equipment	2.3
Textiles, Apparel & Luxury Goods	0.5
Thrifts & Mortgage Finance	6.1
Tobacco	2.4
Short-Term Investments	34.9

134.2%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.3%):
Aerospace & Defense (2.4%):

12,430	Cubic Corp.†	$276,940
20,573	Precision Castparts Corp.	1,982,620

		2,259,560

Auto Components (2.5%):
141,917	Superior Industries International, Inc.†	2,395,559

Chemicals (23.1%):

56,817	Mosaic Co., Inc.*	8,221,420
18,427	Penford Corp.	274,194
33,556	Potash Corp. of Saskatchewan, Inc.	7,669,895
138,345	RPM International, Inc.	2,849,907
94,177	Sensient Technologies Corp.†	2,652,024

		21,667,440

Commercial Banks (4.6%):

167,692	Colonial Bancgroup, Inc.†	741,199
58,537	Comerica, Inc.†	1,500,303
102,403	KeyCorp	1,124,385
63,132	Wachovia Corp.†	980,440

		4,346,327

Communications Equipment (6.5%):

97,614	Nokia Oyj†	2,391,543
31,998	Research In Motion, Ltd.*	3,740,566

		6,132,109

Computers & Peripherals (3.8%):

21,196	Apple, Inc.*	3,549,058

Diversified Financial Services (2.2%):

59,662	JP Morgan Chase & Co.	2,047,003

Electric Utilities (2.2%):

82,492	Northeast Utilities	2,106,021

Electronic Equipment & Instruments (0.9%):

19,799	FLIR Systems, Inc.*†	803,246

Energy Equipment & Services (7.9%):

31,870	Cameron International Corp.*	1,764,005
4,341	Core Laboratories NV*†	617,941
56,177	National-Oilwell Varco, Inc.*	4,984,023

		7,365,969

Health Care Equipment & Supplies (1.6%):

5,644	Intuitive Surgical, Inc.*	1,520,494

Household Durables (5.1%):

36,824	Garmin, Ltd.†	1,577,540
395,991	La-Z-Boy, Inc.†	3,029,331
18,409	Tempur-Pedic International, Inc.†	143,775

		4,750,646

Industrial Conglomerate (2.1%):

31,396	McDermott International, Inc.*	1,943,099
Insurance (2.1%):

42,896	Lincoln National Corp.	1,944,047

Internet & Catalog Retail (0.7%):

5,761	Priceline.com, Inc.*†	665,165

Machinery (0.3%):

8,097	Dynamic Materials Corp.†	266,796

Metals & Mining (9.2%):

13,394	AMCOL International Corp.†	381,193
51,774	BHP Billiton, Ltd., SP ADR†	4,410,627
35,569	Southern Copper Corp.†	3,792,723

		8,584,543

Multi-Utilities (8.8%):

62,846	Black Hills Corp.†	2,014,843
53,719	DTE Energy Co.	2,279,834
142,542	NiSource, Inc.	2,554,353
117,838	PNM Resources, Inc.†	1,409,342

		8,258,372

Paper & Forest Products (2.0%):

80,329	MeadWestvaco Corp.†	1,915,043

Semiconductors & Semiconductor Equipment (2.3%):

22,920	Cypress Semiconductor Corp.*†	567,270
79,793	NVIDIA Corp.*	1,493,725
7,960	Sigma Designs, Inc.*†	110,564

		2,171,559

Textiles, Apparel & Luxury Goods (0.5%):

3,656	Deckers Outdoor Corp.*†	508,915

Thrifts & Mortgage Finance (6.1%):

143,961	New York Community Bancorp, Inc.†	2,568,264
155,197	People’s United Financial, Inc.	2,421,073
144,602	Washington Mutual, Inc.†	712,888

		5,702,225

Tobacco (2.4%):

48,979	Universal Corp.†	2,214,830

Total Common Stocks (Cost $100,865,796)		93,118,026

Deposit Account (0.6%):
575,185	NTRS London Deposit Account	575,185

Total Deposit Account (Cost $575,185)		575,185

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Collateral for Securities on Loan (34.3%):
32,134,543	Northern Trust Institutional Asset Portfolio Liquid	$32,134,543

Total Collateral for Securities on Loan (Cost $32,134,543)		32,134,543

Total Investment Securities (Cost $133,575,524)(a) 134.2%		125,827,754
Net other assets (liabilities) (34.2)%		(32,080,995)

Net Assets 100.0%		$93,746,759

Percentages indicated are based on net assets as of June 30, 2008.

†	portion of security is loaned as of June 30, 2008.

*	Non-income producing security

ADR—American Depository Receipt

(a)	Cost for federal income tax purposes is $135,560,651. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Unrealized appreciation	$9,442,682
Unrealized depreciation	(19,175,579)

Net unrealized depreciation	$(9,732,897)

The following represents the concentrations by country of risk (base on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United States	76.0%
Canada	12.2%
Australia	4.7%
Finland	2.6%
Panama	2.1%
Cayman Islands	1.7%
Netherlands	0.7%

100.0%

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL First
Trust Target
Double Play
Fund

Assets:
Investment securities, at cost	$133,575,524

Investment securities, at value*	$125,827,754
Interest and dividends receivable	91,255
Receivable for capital shares issued	42,230
Prepaid expenses	432

Total Assets	125,961,671

Liabilities:
Payable for return of collateral received	32,134,543
Manager fees payable	33,262
Administration fees payable	3,506
Distribution fees payable	20,299
Administrative and compliance services fees payable	665
Trustee fees payable	8
Other accrued liabilities	22,629

Total Liabilities	32,214,912

Net Assets	$93,746,759

Net Assets Consist of:
Capital	$104,346,986
Accumulated net investment income/(loss)	1,549,403
Accumulated net realized gains/(losses) from investment transactions	(4,401,860)
Net unrealized appreciation/(depreciation) on investments	(7,747,770)

Net Assets	$93,746,759

Shares of beneficial interest (unlimited number of shares authorized, no par value)	9,694,152
Net Asset Value (offering and redemption price per share)	$9.67

*	Includes securities on loan of $31,055,848.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL First
Trust Target
Double Play
Fund

Investment Income:
Interest	$3,940
Dividends	1,073,353
Income from securities lending	193,839

Total Investment Income	1,271,132

Expenses:
Manager fees	257,504
Administration fees	19,394
Distribution fees	107,293
Custodian fees	16,833
Administrative and compliance service fees	1,330
Trustees’ fees	3,074
Professional fees	6,147
Shareholder reports	7,682
Other expenses	3,349

Total expenses before reductions	422,606
Less expenses waived/reimbursed by the Manager	(83,559)
Less expenses paid indirectly	(15,850)

Net expenses	323,197

Net Investment Income/(Loss)	947,935

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(1,730,274)
Change in unrealized appreciation/(depreciation) on investments	(9,268,038)

Net Realized/ Unrealized Gains/(Losses) on Investments	(10,998,312)

Change in Net Assets Resulting from Operations	$(10,050,377)

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL First Trust Target
	Double Play Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$947,935	$601,466
Net realized gains/(losses) on investment transactions	(1,730,274)	(2,671,586)
Change in unrealized appreciation/(depreciation) on investments	(9,268,038)	1,521,090

Change in net assets resulting from operations	(10,050,377)	(549,030)

Dividends to Shareholders:
From net investment income	—	(31)

Change in net assets resulting from dividends to shareholders	—	(31)

Capital Transactions:
Proceeds from shares issued	31,870,329	98,761,513
Proceeds from dividends reinvested	—	31
Value of shares redeemed	(15,620,175)	(10,764,712)

Change in net assets resulting from capital transactions	16,250,154	87,996,832

Change in net assets	6,199,777	87,447,771
Net Assets:
Beginning of period	87,546,982	99,211

End of period	$93,746,759	$87,546,982

Accumulated net investment income/(loss)	$1,549,403	$601,468

Share Transactions:
Shares issued	3,148,291	9,167,624
Dividends reinvested	—	3
Shares redeemed	(1,588,043)	(1,043,723)

Change in shares	1,560,248	8,123,904

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months	For the	December 27,
	Ended	Year Ended	2006 to
	June 30,	December 31,	December 31,
	2008	2007	2006(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.76	$9.92	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.09	0.07	—(b )
Net Realized and Unrealized Gains/(Losses) on Investments	(1.18)	0.77 (b)	(0.08)

Total from Investment Activities	(1.09)	0.84	(0.08)

Dividends to Shareholders From:
Total Dividends	—	— (c)	—

Net Asset Value, End of Period	$9.67	$10.76	$9.92

Total Return(d) (e)	(10.13)%	8.47%	(0.80)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$93,747	$87,547	$99
Net Investment Income/(Loss)(f)	2.21%	1.41%	2.98%
Expenses Before Reductions(f) (g)	0.99%	1.03%	0.97%
Expenses Net of Reductions(f)	0.75%	0.79%	0.79%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(f) (h)	0.79%	N/A	N/A
Portfolio Turnover Rate(e)	12.03%	168.71%	—%

(a)	Period from commencement of operations.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating fair values during the period.

(c)	Amount less than $0.005.

(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(h)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL First Trust Target Double Play Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL First Trust Target Double Play Fund	$32,138,908	$31,055,848

The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio, and the non-cash collateral represented U.S. Treasury Bonds at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and First Trust Advisors L.P. (“First Trust”), First Trust provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 0.79%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL First Trust Target Double Play Fund	0.60%	0.79%

*	The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.45% for the period ending April 30, 2009.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. At June 30, 2008, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

	Expires	Expires	Expires
	12/31/2009	12/31/2010	12/31/2011
AZL First Trust Target Double Play Fund	$ —**	$37,145	$19,183

**	Amount less than $0.50.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $1,494 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$125,252,569	$—
Level 2—Other Significant Observable Inputs	575,185	—
Level 3—Significant Unobservable Inputs	—	—

Total	$125,827,754	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL First Trust Target Double Play Fund	$27,373,148	$10,298,343

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as foll

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL First Trust Target Double Play Fund	$31	$—	$31

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL First Trust Target Double Play Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

	Undistributed		Accumulated		Total
	Ordinary	Accumulated	Capital and	Unrealized	Accumulated
	Income	Earnings	Other Losses	Appreciation(a)	Earnings (Deficit)
AZL First Trust Target Double Play Fund	$611,618	$611,618	$(2,470,395)	$1,308,927	$(549,850)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Franklin
Small Cap Value Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Franklin Small Cap Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08-6/30/08	1/1/08-6/30/08
AZL Franklin Small Cap Value Fund	$1,000.00	$947.80	$5.28	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08-6/30/08	1/1/08-6/30/08
AZL Franklin Small Cap Value Fund	$1,000.00	$1,019.44	$5.47	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Franklin Small Cap Value Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Airline	0.7%
Auto Components	0.4
Automobiles	2.1
Building Products	4.7
Chemicals	4.6
Commercial Banks	1.1
Commercial Services & Supplies	4.1
Communications Equipment	1.0
Computers & Peripherals	0.3
Construction & Engineering	0.1
Containers & Packaging	0.7
Diversified Consumer Services	1.6
Electric Utilities	0.7
Electrical Equipment	1.2
Electronic Equipment & Instruments	2.5
Energy Equipment & Services	6.5
Food & Staples Retailing	1.2
Gas Utilities	1.4
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	0.3
Household Durables	6.0
Industrial Conglomerates	1.8
Insurance	11.4
Leisure Equipment & Products	0.8
Machinery	9.2
Marine	1.0
Metals & Mining	8.8
Multiline Retail	1.7
Oil, Gas & Consumable Fuels	3.1
Paper & Forest Products	1.4
Real Estate Investment Trusts (REITs)	0.2
Road & Rail	1.8
Semiconductors & Semiconductor Equipment	1.1
Specialty Retail	4.0
Textiles, Apparel & Luxury Goods	3.0
Thrifts & Mortgage Finance	2.0
Short-Term Investments	51.4

145.7%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (94.3%):
Airline (0.7%):

180,000	SkyWest, Inc.†	$2,277,000

Auto Components (0.4%):

80,000	Gentex Corp.†	1,155,200

Automobiles (2.1%):

310,000	Monaco Coach Corp.†	942,400
170,500	Thor Industries, Inc.†	3,624,830
193,000	Winnebago Industries, Inc.†	1,966,670

		6,533,900

Building Products (4.7%):

115,000	American Woodmark Corp.†	2,429,950
204,000	Apogee Enterprises, Inc.†	3,296,640
140,000	Simpson Manufacturing Co., Inc.†	3,323,600
194,025	Universal Forest Products, Inc.†	5,812,989

		14,863,179

Chemicals (4.6%):

73,700	Airgas, Inc.	4,303,343
105,000	Cabot Corp.†	2,552,550
188,900	RPM International, Inc.	3,891,340
257,500	Westlake Chemical Corp.†	3,826,450

		14,573,683

Commercial Banks (1.1%):

150,000	Chemical Financial Corp.†	3,060,000
14,700	Peoples Bancorp, Inc.†	279,006

		3,339,006

Commercial Services & Supplies (4.1%):

178,100	ABM Industries, Inc.†	3,962,725
127,200	Brady Corp., Class A†	4,392,216
119,600	Mine Safety Appliances Co.†	4,782,804

		13,137,745

Communications Equipment (1.0%):

165,000	Avocent Corp.*†	3,069,000

Computers & Peripherals (0.3%):

25,000	Diebold, Inc.†	889,500

Construction & Engineering (0.1%):

12,600	Emcor Group, Inc.*†	359,478

Containers & Packaging (0.7%):

52,800	AptarGroup, Inc.†	2,214,960

Diversified Consumer Services (1.6%):

188,000	Regis Corp.	4,953,800

Electric Utilities (0.7%):

185,000	Sierra Pacific Resources	2,351,350

Electrical Equipment (1.2%):

4,000	A.O. Smith Corp.†	131,320
85,000	Franklin Electric Co., Inc.†	3,296,300
9,900	Powell Industries, Inc.*	499,059

		3,926,679

Electronic Equipment & Instruments (2.5%):

220,000	Benchmark Electronics, Inc.*	3,594,800
44,300	Mettler-Toledo International, Inc.*	4,202,298

		7,797,098

Energy Equipment & Services (6.5%):

23,200	Atwood Oceanics, Inc.*	2,884,688
85,000	Bristow Group, Inc.*†	4,206,650
6,500	CARBO Ceramics, Inc.†	379,275
69,700	Global Industries, Ltd.*†	1,249,721
72,700	Oil States International, Inc.*	4,612,088
51,100	Rowan Cos., Inc.†	2,388,925
28,700	Tidewater, Inc.†	1,866,361
38,000	Unit Corp.*	3,152,860

		20,740,568

Food & Staples Retailing (1.2%):

163,700	Casey’s General Stores, Inc.†	3,792,929

Gas Utilities (1.4%):

50,000	Atmos Energy Corp.	1,378,500
37,800	Energen Corp.	2,949,534

		4,328,034

Health Care Equipment & Supplies (1.8%):

37,500	Hill-Rom Holdings, Inc.†	1,011,750
82,500	STERIS Corp.	2,372,700
50,500	West Pharmaceutical Services, Inc.†	2,185,640

		5,570,090

Health Care Providers & Services (0.3%):

37,500	Hillenbrand, Inc.†	802,500

Household Durables (6.0%):
1,000	Bassett Furniture Industries, Inc.†	11,800
100,400	D. R. Horton, Inc.	1,089,340
145,000	Ethan Allen Interiors, Inc.	3,567,000
180,000	Hooker Furniture Corp.†	3,117,600
345,000	La-Z-Boy, Inc.†	2,639,250
105,000	M.D.C. Holdings, Inc.†	4,101,300
215,000	M/I Homes, Inc.†	3,381,950
148,100	Russ Berrie & Co., Inc.*†	1,180,357

		19,088,597

Industrial Conglomerates (1.8%):

110,000	Carlisle Cos., Inc.†	3,190,000
46,600	Teleflex, Inc.	2,590,494

		5,780,494

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Insurance (11.4%):

21,400	American National Insurance Co.	$2,097,628
111,700	Arthur J. Gallagher & Co.†	2,691,970
229,700	Aspen Insurance Holdings, Ltd.†	5,436,999
50,100	Erie Indemnity Co., Class A†	2,312,115
146,700	IPC Holdings, Ltd.†	3,894,885
300,000	Montpelier Re Holdings, Ltd.†	4,425,000
450,000	Old Republic International Corp.†	5,328,000
97,000	Protective Life Corp.	3,690,850
55,000	RLI Corp.†	2,720,850
403,500	Security Capital Assurance, Ltd.†	117,015
75,000	StanCorp Financial Group, Inc.†	3,522,000

		36,237,312

Leisure Equipment & Products (0.8%):

232,100	Brunswick Corp.†	2,460,260

Machinery (9.2%):

134,400	Briggs & Stratton Corp.†	1,704,192
55,700	CIRCOR International, Inc.†	2,728,743
15,100	CNH Global NV†	512,947
137,000	Graco, Inc.†	5,215,590
114,800	Kennametal, Inc.†	3,736,740
143,600	Mueller Industries, Inc.†	4,623,920
35,000	Nordson Corp.†	2,551,150
1,900	Timken Co.	62,586
65,000	Trinity Industries, Inc.†	2,254,850
430,000	Wabash National Corp.†	3,250,800
100,000	Watts Water Technologies, Inc., Class A†	2,490,000

		29,131,518

Marine (1.0%):

28,800	General Maritime Corp.†	748,224
51,500	Teekay Shipping Corp.†	2,326,770

		3,074,994

Metals & Mining (8.8%):

295,600	Gerdau Ameristeel Corp.†	5,705,080
340,000	Gibraltar Industries, Inc.†	5,429,800
100,000	Reliance Steel & Aluminum Co.	7,709,000
232,700	Steel Dynamics, Inc.	9,091,589

		27,935,469

Multiline Retail (1.7%):

200,000	Fred’s, Inc.†	2,248,000
131,000	Saks, Inc.*†	1,438,380
394,435	Tuesday Morning Corp.*†	1,621,128

		5,307,508

Oil, Gas & Consumable Fuels (3.1%):

34,800	Arch Coal, Inc.	2,611,044
90,000	Helix Energy Solutions Group, Inc.*	3,747,600
42,500	Overseas Shipholding Group, Inc.†	3,379,600

		9,738,244

Paper & Forest Products (1.4%):

21,179	Abitibibowater, Inc.†	197,600
245,000	Glatfelter†	3,309,950
130,000	Mercer International, Inc.*†	972,400

		4,479,950

Real Estate Investment Trusts (REITs) (0.2%):

80,000	Arbor Realty Trust, Inc.†	717,600

Road & Rail (1.8%):

110,000	Dollar Thrifty Automotive Group, Inc.*†	1,039,500
114,800	Genesee & Wyoming, Inc., Class A*†	3,905,496
20,900	Kansas City Southern Industries, Inc.*	919,391

		5,864,387

Semiconductors & Semiconductor Equipment (1.1%):

180,000	Cohu, Inc.†	2,642,400
69,300	OmniVision Technologies, Inc.*†	837,837

		3,480,237

Specialty Retail (4.0%):

286,000	Christopher & Banks Corp.†	1,944,800
110,000	Group 1 Automotive, Inc.†	2,185,700
12,800	Gymboree Corp.*†	512,896
155,000	HOT Topic, Inc.*†	838,550
114,700	Men’s Wearhouse, Inc.†	1,868,463
465,000	Pier 1 Imports, Inc.*†	1,599,600
118,600	West Marine, Inc.*†	486,260
171,000	Zale Corp.*†	3,230,190

		12,666,459

Textiles, Apparel & Luxury Goods (3.0%):

315,000	Brown Shoe Co., Inc.†	4,268,250
70,000	Timberland Co., Class A*†	1,144,500
93,000	Warnaco Group, Inc. (The)*†	4,098,510

		9,511,260

Thrifts & Mortgage Finance (2.0%):

285,000	Corus Bankshares, Inc.†	1,185,600
175,000	PMI Group, Inc.†	341,250
635,000	TrustCo Bank Corp.†	4,711,700

		6,238,550

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued

Total Common Stocks (Cost $325,010,703)		$298,388,538

Deposit Account (5.6%):
17,657,948	TNT Offshore Deposit Account	17,657,948

Total Deposit Account (Cost $17,657,948)		17,657,948

Collateral for Securities on Loan (45.8%):
144,995,094	Northern Trust Liquid Institutional Asset Portfolio	144,995,094

Total Collateral for Securities on Loan (Cost $144,995,094)		144,995,094

Total Investment Securities (Cost $487,663,745)(a) 145.7%		461,041,580
Net other assets (liabilities) (45.7)%		(144,547,053)

Net Assets 100.0%		$316,494,527

Percentages indicated are based on net assets as of June 30, 2008.

†	All or a portion of security is loaned as of June 30, 2008.

*	Non-income producing security

(a)	Cost for federal income tax purposes is $488,321,433. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$51,891,050
Unrealized depreciation	(79,170,903)

Net unrealized depreciation	$(27,279,853)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United States	92.7%
Bermuda	4.4%
Canada	1.8%
Marshall Islands	0.7%
Greece	0.2%
Netherlands	0.2%

100.0%

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL
Franklin
Small Cap
Value Fund

Assets:
Investment securities, at cost	$487,663,745

Investment securities, at value*	$461,041,580
Interest and dividends receivable	310,472
Receivable for capital shares issued	3,991
Receivable for investments sold	1,389,139
Prepaid expenses	2,590

Total Assets	462,747,772

Liabilities:
Payable for capital shares redeemed	934,518
Payable for return of collateral received	144,995,094
Manager fees payable	210,582
Administration fees payable	12,072
Distribution fees payable	70,194
Administrative and compliance services fees payable	2,793
Trustee fees payable	29
Other accrued liabilities	27,963

Total Liabilities	146,253,245

Net Assets	$316,494,527

Net Assets Consist of:
Capital	$315,393,453
Accumulated net investment income/(loss)	4,639,252
Accumulated net realized gains/(losses) from investment transactions	23,083,987
Net unrealized appreciation/(depreciation) on investments	(26,622,165)

Net Assets	$316,494,527

Shares of beneficial interest (unlimited number of shares authorized, no par value)	20,280,813
Net Asset Value (offering and redemption price per share)	$15.61

*	Includes securities on loan of $137,845,426.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL
Franklin
Small Cap
Value Fund

Investment Income:
Interest	$45,952
Dividends	2,602,011
Income from securities lending	649,642

Total Investment Income	3,297,605

Expenses:
Manager fees	1,223,052
Administration fees	60,025
Distribution fees	407,684
Custodian fees	14,818
Administrative and compliance service fees	5,586
Trustees’ fees	9,663
Professional fees	22,143
Shareholder reports	31,760
Other expenses	9,590

Total expenses	1,784,321

Net Investment Income/(Loss)	1,513,284

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	10,073,832
Change in unrealized appreciation/(depreciation) on investments	(32,453,911)

Net Realized/ Unrealized Gains/(Losses) on Investments	(22,380,079)

Change in Net Assets Resulting from Operations	$(20,866,795)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Franklin
	Small Cap Value Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,513,284	$3,083,201
Net realized gains/(losses) on investment transactions	10,073,832	13,043,284
Change in unrealized appreciation/(depreciation) on investments	(32,453,911)	(34,462,867)

Change in net assets resulting from operations	(20,866,795)	(18,336,382)

Dividends to Shareholders:
From net investment income	—	(2,042,498)
From net realized gains on investments	—	(13,934,886)

Change in net assets resulting from dividends to shareholders	—	(15,977,384)

Capital Transactions:
Proceeds from shares issued	30,470,484	88,128,623
Proceeds from dividends reinvested	—	15,977,384
Value of shares redeemed	(54,912,989)	(102,061,696)

Change in net assets resulting from capital transactions	(24,442,505)	2,044,311

Change in net assets	(45,309,300)	(32,269,455)
Net Assets:
Beginning of period	361,803,827	394,073,282

End of period	$316,494,527	$361,803,827

Accumulated net investment income/(loss)	$4,639,252	$3,125,968

Share Transactions:
Shares issued	1,879,779	4,762,201
Dividends reinvested	—	924,617
Shares redeemed	(3,566,535)	(5,655,086)

Change in shares	(1,686,756)	31,732

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended					May 1, 2003 to
	June 30,	Year Ended December 31,				December 31,
	2008	2007	2006	2005	2004	2003(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$16.47	$17.96	$16.54	$15.63	$12.71	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.09	0.14	0.17	0.08 (b)	0.13	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	(0.95)	(0.88)	2.29	1.02	2.80	2.75

Total from Investment Activities	(0.86)	(0.74)	2.46	1.10	2.93	2.83

Dividends to Shareholders From:
Net Investment Income	—	(0.10)	(0.05)	(0.08)	—	(0.08)
Net Realized Gains	—	(0.65)	(0.99)	(0.11)	(0.01)	(0.04)

Total Dividends	—	(0.75)	(1.04)	(0.19)	(0.01)	(0.12)

Net Asset Value, End of Period	$15.61	$16.47	$17.96	$16.54	$15.63	$12.71

Total Return(c) (d)	(5.22)%	(4.37)%	15.41%	7.03%	23.10%	28.38%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$316,495	$361,804	$394,073	$269,237	$128,697	$25,494
Net Investment Income/(Loss)(e)	0.93%	0.75%	0.62%	0.49%	1.68%	1.54%
Expenses Before Reductions(e) (f)	1.09%	1.11%	1.09%	1.15%	1.23%	1.60%
Expenses Net of Reductions(e)	1.09%	1.11%	1.09%	1.15%	1.23%	1.25%
Portfolio Turnover Rate(d)	8.74%	23.76%	14.71%	85.56%	21.14%	13.67%

(a)	Period from commencement of operations.

(b)	Average shares method used in calculation.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Franklin Small Cap Value Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Franklin Small Cap Value Fund	$144,995,094	$137,845,426

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager, Franklin Advisory Services, LLC (“Franklin”) and the Trust, Franklin provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.35%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Franklin Small Cap Value Fund	0.75%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $6,077 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $2,684 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’sinvestments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$443,383,632	$—
Level 2—Other Significant Observable Inputs	17,657,948	—
Level 3—Significant Unobservable Inputs	—	—

Total	$461,041,580	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Franklin Small Cap Value Fund	$27,910,663	$63,794,646

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Franklin Small Cap Value Fund	$9,534,073	$6,443,311	$15,977,384

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

		Undistributed			Total
	Undistributed	Long Term	Accumulated	Unrealized	Accumulated
	Ordinary Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Franklin Small Cap Value Fund	$4,355,347	$12,001,357	$16,356,704	$5,611,165	$21,967,869

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Jennison
20/20 Focus Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Expense Examples and portfolio Composition
(Unaudited)

As a shareholder of the AZL Jennison 20/20 Focus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Jennison 20/20 Focus Fund	$1,000.00	$989.20	$4.95	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses	Expense Ratio
	Account Value	Account Value	Paid During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Jennison 20/20 Focus Fund	$1,000.00	$1,019.89	$5.02	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Expense Examples and portfolio Composition, continued
(Unaudited)

The AZL Jennison 20/20 Focus Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Aerospace & Defense	2.3%
Biotechnology	3.2
Capital Markets	2.9
Chemicals	4.7
Commercial Services & Supplies	2.6
Communications Equipment	7.1
Computers & Peripherals	3.3
Consumer Finance	5.0
Diversified Consumer Services	4.3
Electrical Equipment	2.6
Energy Equipment & Services	3.1
Food Products	4.5
Health Care Equipment & Supplies	4.7
Independent Power Producers & Energy Traders	2.5
Internet & Catalog Retail	2.9
Internet Software & Services	3.0
Life Sciences Tools & Services	2.3
Media	5.1
Multi-Utilities	2.3
Oil, Gas & Consumable Fuels	11.5
Pharmaceuticals	7.2
Software	4.0
Wireless Telecommunication Services	5.2
Short-Term Investments	11.8

108.1%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.3%):
Aerospace & Defense (2.3%):

149,100	United Technologies Corp.	$9,199,470

Biotechnology (3.2%):

51,300	Celgene Corp.*	3,276,531
179,800	Gilead Sciences, Inc.*	9,520,410

		12,796,941

Capital Markets (2.9%):

319,900	Charles Schwab Corp.	6,570,746
29,000	Goldman Sachs Group, Inc.	5,072,100

		11,642,846

Chemicals (4.7%):

125,700	E.I. du Pont de Nemours & Co.†	5,391,273
105,400	Monsanto Co.	13,326,776

		18,718,049

Commercial Services & Supplies (2.6%):

268,800	Waste Management, Inc.†	10,136,448

Communications Equipment (7.1%):

419,400	Cisco Systems, Inc.*	9,755,244
221,400	QUALCOMM, Inc.	9,823,51
73,600	Research In Motion, Ltd.*	8,603,840

		28,182,602

Computers & Peripherals (3.3%):

78,200	Apple, Inc.*	13,093,808

Consumer Finance (5.0%):

415,400	SLM Corp.*†	8,037,990
144,500	Visa, Inc., Class A*	11,749,295

		19,787,285

Diversified Consumer Services (4.3%):

457,100	Career Education Corp.*†	6,678,231
487,000	H&R Block, Inc.	10,421,800

		17,100,031

Electrical Equipment (2.6%):

37,400	First Solar, Inc.*†	10,203,468

Energy Equipment & Services (3.1%):

165,500	Tenaris SA, ADR†	12,329,750

Food Products (4.5%):

193,308	Cadbury plc, ADR†	9,727,258
409,500	ConAgra Foods, Inc.†	7,895,160

		17,622,418

Health Care Equipment & Supplies (4.7%):

52,200	Alcon, Inc.	8,497,638
159,600	Baxter International, Inc.	10,204,824

		18,702,462

Independent Power Producers & Energy Traders (2.5%):

231,400	NRG Energy, Inc.*	9,927,060

Internet & Catalog Retail (2.9%):

157,200	Amazon.com, Inc.*	11,527,476

Internet Software & Services (3.0%):

22,700	Google, Inc., Class A*	11,949,734

Life Sciences Tools & Services (2.3%):

164,900	Thermo Fisher Scientific, Inc.*	9,189,877

Media (5.1%):

475,400	Comcast Corp., Class A	9,018,338
1,422,700	XM Satellite Radio Holdings, Inc., Class A*†	11,153,968

		20,172,306

Multi-Utilities (2.3%):

157,800	Sempra Energy†	8,907,810

Oil, Gas & Consumable Fuels (11.5%):

417,900	Halliburton Co.	22,177,953
281,100	Southwestern Energy Co.*	13,383,171
169,600	Suncor Energy, Inc.	9,857,152

		45,418,276

Pharmaceuticals (7.2%):

206,000	Elan Corp. plc, ADR*†	7,323,300
521,400	Schering Plough Corp.	10,266,366
231,000	Wyeth	11,078,760

		28,668,426

Software (4.0%):

171,500	Adobe Systems, Inc.*	6,755,385
467,900	Symantec Corp.*	9,053,865

		15,809,250

Wireless Telecommunication Services (5.2%):

212,600	NII Holdings, Inc., Class B*	10,096,374
1,087,600	Sprint Nextel Corp.†	10,332,200

		20,428,574

Total Common Stocks (Cost $336,434,389)		381,514,367

Deposit Account (1.7%):
6,685,498	NTRS London Deposit Account	6,685,498

Total Deposit Account (Cost $6,685,498)		6,685,498

Collateral for Securities on Loan (10.1%):
40,049,580	Northern Trust Liquid Institutional Asset Portfolio	40,049,580

Total Collateral for Securities on Loan (Cost $40,049,580)		40,049,580

Total Investments Securities (Cost $383,169,467)(a) 108.1%		428,249,445
Net other assets (liabilities) (8.1)%		(32,155,201)

Net Assets 100.0%		$396,094,244

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Percentages indicated are based on net assets as of June 30, 2008.

*	Non-income producing security

†	All or a portion of security is loaned as of June 30, 2008.

ADR—American Depository Receipt

PLC—Public Liability Co.

(a)	Cost for federal income tax purposes is $388,588,196. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$60,487,934
Unrealized depreciation	(20,826,685)

Net unrealized appreciation	$39,661,249

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL Jennison
20/20 Focus
Fund

Assets:
Investment securities, at cost	$383,169,467

Investment securities, at value*	$428,249,445
Interest and dividends receivable	247,626
Receivable for capital shares issued	80,125
Receivable for investments sold	11,768,250
Prepaid expenses	2,438

Total Assets	440,347,884

Liabilities:
Payable for investments purchased	3,314,171
Payable for capital shares redeemed	500,579
Payable for return of collateral received	40,049,580
Manager fees payable	238,799
Administration fees payable	14,382
Distribution fees payable	83,822
Administrative and compliance services fees payable	3,016
Trustee fees payable	34
Other accrued liabilities	49,257

Total Liabilities	44,253,640

Net Assets	$396,094,244

Net Assets Consist of:
Capital	$344,340,673
Accumulated net investment income/(loss)	583,796
Accumulated net realized gains/(losses) from investment transactions	6,089,797
Net unrealized appreciation/(depreciation) on investments	45,079,978

Net Assets	$396,094,244

Shares of beneficial interest (unlimited number of shares authorized, no par value)	26,968,299
Net Asset Value (offering and redemption price per share)	$14.69

*	Includes securities on loan of $38,976,521.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL Jennison
20/20 Focus
Fund

Investment Income:
Interest	$45,106
Dividends	1,877,930
Income from securities lending	65,240

Total Investment Income	1,988,276

Expenses:
Manager fees	1,345,510
Administration fees	68,766
Distribution fees	448,503
Custodian fees	16,528
Administrative and compliance service fees	6,032
Trustees’ fees	11,017
Professional fees	23,425
Shareholder reports	25,461
Other expenses	10,380

Total expenses before reductions	1,955,622
Less expenses waived/ reimbursed by the Manager	(64,836)
Less expenses paid indirectly	(88,481)

Net expenses	1,802,305

Net Investment Income/(Loss)	185,971

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(10,168,936)
Change in unrealized appreciation/(depreciation) on investments	3,353,196

Net Realized/Unrealized Gains/(Losses) on Investments	(6,815,740)

Change in Net Assets Resulting from Operations	$(6,629,769)

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Jennison
	20/20 Focus Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$185,971	$397,825
Net realized gains/(losses) on investment transactions	(10,168,936)	18,808,597
Change in unrealized appreciation/(depreciation) on investments	3,353,196	13,646,684

Change in net assets resulting from operations	(6,629,769)	32,853,106

Dividends to Shareholders:
From net investment income	—	(670,133)
From net realized gains on investments	—	(12,000,343)

Change in net assets resulting from dividends to shareholders	—	(12,670,476)

Capital Transactions:
Proceeds from shares issued	72,348,899	121,092,937
Proceeds from dividends reinvested	—	12,670,476
Value of shares redeemed	(52,864,115)	(85,155,998)

Change in net assets resulting from capital transactions	19,484,784	48,607,415

Change in net assets	12,855,015	68,790,045
Net Assets:
Beginning of period	383,239,229	314,449,184

End of period	$396,094,244	$383,239,229

Accumulated net investment income/(loss)	$583,796	$397,825

Share Transactions:
Shares issued	5,055,368	8,175,029
Dividends reinvested	—	889,781
Shares redeemed	(3,891,067)	(5,843,521)

Change in shares	1,164,301	3,221,289

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended			April 29, 2005 to
	June 30,	Year Ended December 31,		December 31,
	2008	2007	2006	2005(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$14.85	$13.92	$12.35	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.01	0.02	0.03	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	(0.17)	1.45	1.55	2.35

Total from Investment Activities	(0.16)	1.47	1.58	2.36

Dividends to Shareholders From:
Net Investment Income	—	(0.03)	—	(0.01)
Net Realized Gains	—	(0.51)	(0.01)	—

Total Dividends	—	(0.54)	(0.01)	(0.01)

Net Asset Value, End of Period	$14.69	$14.85	$13.92	$12.35

Total Return(b) (c)	(1.08)%	10.73%	12.79%	23.61%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$396,094	$383,239	$314,449	$146,054
Net Investment Income/(Loss)(d)	0.10%	0.11%	0.28%	0.28%
Expenses Before Reductions(d) (e)	1.09%	1.12%	1.15%	1.23%
Expenses Net of Reductions(d)	1.00%	1.04%	1.08%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	1.05%	1.07%	1.11%	N/A
Portfolio Turnover Rate(c)	62.63%	119.80%	129.27%	59.04%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Jennison 20/20 Focus Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Jennison 20/20 Focus Fund	$40,049,580	$38,976,521

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager, Jennison Associates LLC (“Jennison”) and the Trust, Jennison provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.20%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Jennison 20/20 Focus Fund	0.75%	1.20%

*	The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee for the period ending through April 30, 2009 as follows: 0.75% on the first $100 million of assets, and 0.70% on assets above $100 million.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $6,414 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $35,296 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$421,563,947	$—
Level 2—Other Significant Observable Inputs	6,685,498	—
Level 3—Significant Unobservable Inputs	—	—

Total	$428,249,445	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Jennison 20/20 Focus Fund	$237,068,238	$221,018,969

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Jennison 20/20 Focus Fund	$5,148,181	$7,522,295	$12,670,476

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison 20/20 Focus Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

Total
	Undistributed	Undistributed		Accumulated		Accumulated
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Earnings
	Income	Capital Gains	Earnings	Other Losses	Appreciation(a)	(Deficit)
AZL Jennison 20/20 Focus Fund	$6,084,027	$11,230,174	$17,314,201	$(244,399)	$41,313,538	$58,383,340

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

15

ALLIANZ VARIABLE INSURANCE PRODUCT TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Jennison
Growth Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Jennison Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Jennison Growth Fund	$1,000.00	$910.40	$5.41	1.14%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Jennison Growth Fund	$1,000.00	$1,019.19	$5.72	1.14%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Jennison Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Aerospace & Defense	3.2%
Beverages	3.2
Biotechnology	7.7
Capital Markets	4.2
Chemicals	3.4
Communications Equipment	8.3
Computers & Peripherals	6.9
Consumer Finance	2.1
Diversified Financial Services	0.6
Electrical Equipment	3.5
Energy Equipment & Services	2.7
Food & Staples Retailing	3.2
Health Care Equipment & Supplies	4.4
Hotels, Restaurants & Leisure	1.3
Household Products	1.8
Industrial Conglomerate	1.0
Internet & Catalog Retail	2.6
Internet Software & Services	5.0
IT Services	2.0
Life Sciences Tools & Services	1.8
Media	1.9
Multiline Retail	2.0
Oil, Gas & Consumable Fuels	6.2
Pharmaceuticals	9.4
Semiconductors & Semiconductor Equipment	2.1
Software	3.7
Textiles, Apparel & Luxury Goods	1.8
Short-Term Investments	15.1

111.1%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.0%):
Aerospace & Defense (3.2%):

14,800	Raytheon Co.	$832,944
17,300	United Technologies Corp.	1,067,410

		1,900,354

Beverages (3.2%):

22,000	Coca-Cola Co.	1,143,560
12,200	PepsiCo, Inc.	775,798

		1,919,358

Biotechnology (7.7%):

12,700	Celgene Corp.*	811,149
16,500	Genentech, Inc.*	1,252,350
49,100	Gilead Sciences, Inc.*	2,599,845

		4,663,344

Capital Markets (4.2%):

54,400	Charles Schwab Corp.	1,117,376
4,800	Goldman Sachs Group, Inc.	839,520
16,000	Lazard, Ltd., Class A†	546,400

		2,503,296

Chemicals (3.4%):

16,400	Monsanto Co.	2,073,616

Communications Equipment (8.3%):

72,900	Cisco Systems, Inc.*	1,695,654
30,200	Nokia Oyj†	739,900
24,600	QUALCOMM, Inc.	1,091,502
12,600	Research In Motion, Ltd.*	1,472,940

		4,999,996

Computers & Peripherals (6.9%):

13,700	Apple, Inc.*	2,293,928
37,800	Hewlett-Packard Co.	1,671,138
7,900	NetApp, Inc.*†	171,114

		4,136,180

Consumer Finance (2.1%):

15,500	Visa, Inc., Class A*	1,260,305

Diversified Financial Services (0.6%):

7,300	NYSE Euronext†	369,818
Electrical Equipment (3.5%):

34,200	ABB, Ltd., ADR*	968,544
4,100	First Solar, Inc.*†	1,118,562

		2,087,106

Energy Equipment & Services (2.7%):

15,300	Schlumberger, Ltd.	1,643,679

Food & Staples Retailing (3.2%):

13,500	Costco Wholesale Corp.	946,890
25,600	CVS Caremark Corp.	1,012,992

		1,959,882

Health Care Equipment & Supplies (4.4%):

8,000	Alcon, Inc.	1,302,320
21,300	Baxter International, Inc.	1,361,922

		2,664,242

Hotels, Restaurants & Leisure (1.3%):

3,900	Las Vegas Sands Corp.*†	185,016
23,100	Marriott International, Inc., Class A†	606,144

		791,160

Household Products (1.8%):

16,100	Colgate-Palmolive Co.	1,112,510

Industrial Conglomerate (1.0%):

10,000	McDermott International, Inc.*	618,900

Internet & Catalog Retail (2.6%):

21,300	Amazon.com, Inc.*	1,561,929

Internet Software & Services (5.0%):

19,300	Akamai Technologies, Inc.*†	671,447
4,500	Google, Inc., Class A*	2,368,890

		3,040,337

IT Services (2.0%):

27,200	Infosys Technologies, Ltd., ADR†	1,182,112

Life Sciences Tools & Services (1.8%):

19,500	Thermo Fisher Scientific, Inc.*	1,086,735

Media (1.9%):

36,900	Walt Disney Co. (The)	1,151,280

Multiline Retail (2.0%):

20,400	Saks, Inc.*†	223,992
17,500	Wal-Mart Stores, Inc.	983,500

		1,207,492

Oil, Gas & Consumable Fuels (6.2%):

30,800	Halliburton Co.	1,634,556
14,600	Occidental Petroleum Corp.	1,311,956
16,500	Southwestern Energy Co.*	785,565

		3,732,077

Pharmaceuticals (9.4%):

23,300	Abbott Laboratories	1,234,201
21,000	Elan Corp. plc, ADR*†	746,550
15,400	Medco Health Solutions, Inc.*	726,880
28,200	Mylan, Inc.*†	340,374
7,900	Roche Holding AG, ADR	713,528
20,100	Teva Pharmaceutical Industries, Ltd., ADR†	920,580
20,900	Wyeth	1,002,364

		5,684,477

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Semiconductors & Semiconductor Equipment (2.1%):

7,500	Linear Technology Corp.†	$244,275
34,600	NVIDIA Corp.*	647,712
13,700	Texas Instruments, Inc.	385,792

		1,277,779

Software (3.7%):

28,100	Adobe Systems, Inc.*	1,106,859
40,100	Microsoft Corp.	1,103,151

		2,210,010

Textiles, Apparel & Luxury Goods (1.8%):

11,900	Coach, Inc.*	343,672
12,500	Nike, Inc., Class B	745,125

		1,088,797

Total Common Stocks (Cost $53,428,696)		57,926,771

Deposit Account (2.8%):
1,681,162	NTRS London Deposit Account	1,681,162

Total Deposit Account (Cost $1,681,162)		1,681,162

Collateral for Securities on Loan (12.3%):
7,454,129	Northern Trust Liquid Institutional Asset Portfolio	7,454,129

Total Collateral for Securities on Loan (Cost $7,454,129)		7,454,129

Total Investment Securities (Cost $62,563,987)(a) 111.1%		67,062,062
Net other assets (liabilities) (11.1)%		(6,688,787)

Net Assets 100.0%		$60,373,275

Percentages indicated are based on net assets as of June 30, 2008.

*	Non-income producing security

†	All or a portion of security is loaned as of June 30, 2008.

ADR—American Depository Receipt

PLC—Public Liability Co.

(a)	Cost for federal income tax purposes is $63,408,446. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$7,008,988
Unrealized depreciation	(3,355,372)

Net unrealized appreciation	$3,653,616

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL Jennison
Growth
Fund

Assets:
Investment securities, at cost	$62,563,987

Investment securities, at value*	$67,062,062
Interest and dividends receivable	30,128
Receivable for capital shares issued	265,327
Receivable for investments sold	835,706
Prepaid expenses	363

Total Assets	68,193,586

Liabilities:
Payable for investments purchased	302,304
Payable for return of collateral received	7,454,129
Manager fees payable	40,663
Administration fees payable	2,211
Distribution fees payable	12,707
Administrative and compliance services fees payable	480
Trustee fees payable	5
Other accrued liabilities	7,812

Total Liabilities	7,820,311

Net Assets	$60,373,275

Net Assets Consist of:
Capital	$58,398,031
Accumulated net investment income/(loss)	(50,534)
Accumulated net realized gains/(losses) from investment transactions	(2,472,297)
Net unrealized appreciation/(depreciation) on investments	4,498,075

Net Assets	$60,373,275

Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,873,343
Net Asset Value (offering and redemption price per share)	$12.39

*	Includes securities on loan of $7,306,217.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL Jennison
Growth
Fund

Investment Income:
Interest	$8,573
Dividends	292,399
Income from securities lending	10,350

Total Investment Income	311,322

Expenses:
Manager fees	226,448
Administration fees	10,716
Distribution fees	70,765
Custodian fees	7,768
Administrative and compliance service fees	960
Trustees’ fees	1,691
Professional fees	3,646
Shareholder reports	5,516
Other expenses	2,042

Total expenses before reductions	329,552
Less expenses paid indirectly	(6,205)

Net expenses	323,347

Net Investment Income/(Loss)	(12,025)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(1,359,563)
Change in unrealized appreciation/(depreciation) on investments	(4,329,576)

Net Realized/Unrealized Gains/(Losses) on Investments	(5,689,139)

Change in Net Assets Resulting from Operations	$(5,701,164)

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Jennison
	Growth Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(12,025)	$(59,073)
Net realized gains/(losses) on investment transactions	(1,359,563)	1,253,379
Change in unrealized appreciation/(depreciation) on investments	(4,329,576)	4,000,234

Change in net assets resulting from operations	(5,701,164)	5,194,540

Capital Transactions:
Proceeds from shares issued	13,680,463	21,054,963
Value of shares redeemed	(9,869,788)	(13,369,298)

Change in net assets resulting from capital transactions	3,810,675	7,685,665

Change in net assets	(1,890,489)	12,880,205
Net Assets:
Beginning of period	62,263,764	49,383,559

End of period	$60,373,275	$62,263,764

Accumulated net investment income/(loss)	$(50,534)	$(38,509)

Share Transactions:
Shares issued	1,086,463	1,592,542
Shares redeemed	(786,643)	(1,044,327)

Change in shares	299,820	548,215

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months			April 29,
	Ended			2005 to
	June 30,	Year Ended December 31,		December 31,
	2008	2007	2006	2005(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$13.61	$12.27	$12.08	$10.00

Investment Activities:
Net Investment Income/(Loss)	— (b)	(0.01)	(0.02)	(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	(1.22)	1.35	0.21	2.09

Total from Investment Activities	(1.22)	1.34	0.19	2.08

Net Asset Value, End of Period	$12.39	$13.61	$12.27	$12.08

Total Return(c) (d)	(8.96)%	10.92%	1.57%	20.80%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$60,373	$62,264	$49,384	$36,577
Net Investment Income/(Loss)(e)	(0.04)%	(0.11)%	(0.22)%	(0.45)%
Expenses Before Reductions(e) (f)	1.16%	1.18%	1.19%	1.29%
Expenses Net of Reductions(e)	1.14%	1.16%	1.18%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e) (g)	1.16%	1.18%	1.19%	N/A
Portfolio Turnover Rate(d)	41.82%	75.74%	88.02%	24.31%

(a)	Period from commencement of operations.

(b)	Amount less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Jennison Growth Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Jennison Growth Fund	$7,454,129	$7,306,217

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager, Jennison Associates LLC (“Jennison”) and the Trust, Jennison provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.20%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Jennison Growth Fund	0.80%	1.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $1,032 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $816 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Jennison Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$64,667,372	$—
Level 2—Other Significant Observable Inputs	2,394,690	—
Level 3—Significant Unobservable Inputs	—	—

Total	$67,062,062	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Jennison Growth Fund	$27,512,545	$23,396,050

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

	Accumulated		Total
	Capital and	Unrealized	Accumulated
	Other Losses	Appreciation(a)	Earnings
AZL Jennison Growth Fund	$(928,953)	$8,605,361	$7,676,408

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Legg Mason
Growth Funds
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Approval of Investment Advisory and Subadvisory Agreements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
Expense Examples and Portfolio Composities
(Unaudited)

As a shareholder of the AZL Legg Mason Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Legg Mason Growth Fund	$1,000.00	$806.40	$5.12	1.14%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Legg Mason Growth Fund	$1,000.00	$1,019.19	$5.72	1.14%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
Expense Examples and Portfolio Composities, continued
(Unaudited)

The AZL Legg Mason Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Air Freight & Logistics	2.0%
Capital Markets	1.4
Communications Equipment	17.2
Computers & Peripherals	1.8
Construction & Engineering	14.3
Diversified Financial Services	2.9
Electric Utilities	3.1
Electrical Equipment	7.0
Energy Equipment & Services	2.5
Food Products	3.6
Insurance	2.1
Internet & Catalog Retail	5.4
Internet Software & Services	14.2
Machinery	3.0
Media	1.9
Oil, Gas & Consumable Fuels	4.0
Semiconductors & Semiconductor Equipment	3.8
Software	6.6
Thrifts & Mortgage Finance	2.0
Short-Term Investments	26.6

125.4%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.8%):
Air Freight & Logistics (2.0%):

37,700	FedEx Corp.	$2,970,383

Capital Markets (1.4%):

68,700	Merrill Lynch & Co., Inc.†	2,178,477

Communications Equipment (17.2%):

308,800	Cisco Systems, Inc.*	7,182,688
494,200	Nokia Oyj	12,107,900
152,000	QUALCOMM, Inc.	6,744,240

		26,034,828

Computers & Peripherals (1.8%):

185,600	EMC Corp.*	2,726,464

Construction & Engineering (14.3%):

55,000	Foster Wheeler, Ltd.*†	4,023,250
263,800	Quanta Services, Inc.*†	8,776,626
142,900	Shaw Group, Inc.*†	8,829,791

		21,629,667

Diversified Financial Services (2.9%):

259,500	Citigroup, Inc.	4,349,220

Electric Utilities (3.1%):

220,200	Reliant Energy, Inc.*	4,683,654

Electrical Equipment (7.0%):

96,400	General Cable Corp.*†	5,865,940
127,200	Thomas & Betts Corp.*†	4,814,520

		10,680,460

Energy Equipment & Services (2.5%):

77,100	Nabors Industries, Ltd.*†	3,795,633

Food Products (3.6%):

192,800	Kraft Foods, Inc.	5,485,160

Insurance (2.1%):

	American International
122,100	Group, Inc.	3,230,766

Internet & Catalog Retail (5.4%):

112,600	Amazon.com, Inc.*†	8,256,958

Internet Software & Services (14.2%):

324,300	eBay, Inc.*	8,863,119
6,275	Google, Inc., Class A*	3,303,285
450,800	Yahoo!, Inc.*	9,313,528

		21,479,932

Machinery (3.0%):

61,700	Caterpillar, Inc.	4,554,694

Media (1.9%):

377,200	XM Satellite Radio Holdings, Inc., Class A*†	2,957,248

Oil, Gas & Consumable Fuels (4.0%):

53,900	Halliburton Co.	2,860,474
46,300	XTO Energy, Inc.	3,172,013

		6,032,487

Semiconductors & Semiconductor Equipment (3.8%):

204,100	Texas Instruments, Inc.	5,747,456

Software (6.6%):

115,700	Electronic Arts, Inc.*	5,140,551
236,300	Red Hat, Inc.*†	4,889,047

		10,029,598

Thrifts & Mortgage Finance (2.0%):

183,200	Freddie Mac†	3,004,480

Total Common Stocks (Cost $164,336,159)		149,827,565

Deposit Account (1.9%):
2,915,060	NTRS London Deposit Account	2,915,060

Total Deposit Account (Cost $2,915,060)		2,915,060

Collateral for Securities on Loan (24.7%):
37,507,710	Northern Trust Liquid Institutional Asset Portfolio	37,507,710

Total Collateral for Securities on Loan (Cost $37,507,710)		37,507,710

Total Investment Securities (Cost $204,758,929)(a) 125.4%		190,250,335
Net other assets (liabilities) (25.4)%		(38,581,652)

Net Assets 100.0%		$151,668,683

Percentages indicated are based on net assets as of June 30, 2008.

*	Non-income producing security

†	All or a portion of security is loaned as of June 30, 2008.

ADR—American Depository Receipt

(a)	Cost for federal income tax purposes is $211,854,447. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$8,836,309
Unrealized depreciation	(30,440,421)

Net unrealized depreciation	$(21,604,112)

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund, continued
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United States	87.0%
Finland	7.9%
Bermuda	5.1%

100.0%

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL
Legg Mason
Growth Fund

Assets:
Investment securities, at cost	$204,758,929

Investment securities, at value*	$190,250,335
Interest and dividends receivable	63,023
Receivable for capital shares issued	133,412
Prepaid expenses	1,158

Total Assets	190,447,928

Liabilities:
Payable for investments purchased	996,254
Payable for capital shares redeemed	107,998
Payable for return of collateral received	37,507,710
Manager fees payable	107,390
Administration fees payable	5,770
Distribution fees payable	33,559
Administrative and compliance services fees payable	1,483
Trustee fees payable	15
Other accrued liabilities	19,066

Total Liabilities	38,779,245

Net Assets	$151,668,683

Net Assets Consist of:
Capital	$170,318,595
Accumulated net investment income/(loss)	32,828
Accumulated net realized gains/(losses) from investment transactions	(4,174,146)
Net unrealized appreciation/(depreciation) on investments	(14,508,594)

Net Assets	$151,668,683

Shares of beneficial interest (unlimited number of shares authorized, no par value)	13,947,753
Net Asset Value (offering and redemption price per share)	$10.87

*	Includes securities on loan of $36,503,929.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL
Legg Mason
Growth Fund

Investment Income:
Interest	$17,209
Dividends	963,214
Income from securities lending	34,439

Total Investment Income	1,014,862

Expenses:
Manager fees	717,611
Administration fees	30,054
Distribution fees	211,062
Custodian fees	16,008
Administrative and compliance service fees	2,966
Trustees’ fees	4,970
Professional fees	9,576
Shareholder reports	14,471
Other expenses	3,878

Total expenses before reductions	1,010,596
Less expenses waived/reimbursed by the Manager	(42,212)
Less expenses paid indirectly	(9,260)

Net expenses	959,124

Net Investment Income/(Loss)	55,738

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(6,472,860)
Change in unrealized appreciation/(depreciation) on investments	(31,003,288)

Net Realized/Unrealized Gains/(Losses) on Investments	(37,476,148)

Change in Net Assets Resulting from Operations	$(37,420,410)

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Legg Mason
	Growth Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$55,738	$(251,979)
Net realized gains/(losses) on investment transactions	(6,472,860)	2,782,791
Change in unrealized appreciation/(depreciation) on investments	(31,003,288)	8,871,931

Change in net assets resulting from operations	(37,420,410)	11,402,743

Dividends to Shareholders:
From net realized gains on investments	—	(2,538,708)

Change in net assets resulting from dividends to shareholders	—	(2,538,708)

Capital Transactions:
Proceeds from shares issued	43,393,494	118,967,298
Proceeds from dividends reinvested	—	2,538,708
Value of shares redeemed	(48,761,168)	(32,308,880)

Change in net assets resulting from capital transactions	(5,367,674)	89,197,126

Change in net assets	(42,788,084)	98,061,161
Net Assets:
Beginning of period	194,456,767	96,395,606

End of period	$151,668,683	$194,456,767

Accumulated net investment income/(loss)	$32,828	$(22,910)

Share Transactions:
Shares issued	3,561,170	8,655,291
Dividends reinvested	—	190,737
Shares redeemed	(4,040,283)	(2,490,017)

Change in shares	(479,113)	6,356,011

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006	2005	2004	2003
	(Unaudited)

Net Asset Value, Beginning of Period	$13.48	$11.94	$12.34	$11.24	$10.40	$7.62

Investment Activities:
Net Investment Income/(Loss)	— (a)	(0.02)	(0.03)	(0.04)	(0.05)	(0.03)
Net Realized and Unrealized Gains/(Losses) on Investments	(2.61)	1.81	0.07	1.28	0.89	2.81

Total from Investment Activities	(2.61)	1.79	0.04	1.24	0.84	2.78

Dividends to Shareholders From:
Net Realized Gains	—	(0.25)	(0.44)	(0.14)	—	—

Total Dividends	—	(0.25)	(0.44)	(0.14)	—	—

Net Asset Value, End of Period	$10.87	$13.48	$11.94	$12.34	$11.24	$10.40

Total Return(b) (c)	(19.36)%	15.02%	0.70%	11.06%	8.08%	36.48%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$151,669	$194,457	$96,396	$79,579	$49,355	$30,276
Net Investment Income/(Loss)(d)	0.07%	(0.19)%	(0.32)%	(0.50)%	(0.51)%	(0.55)%
Expenses Before Reductions(d) (e)	1.20%	1.21%	1.32%	1.30%	1.35%	1.63%
Expenses Net of Reductions(d)	1.14%	1.15%	1.28%	1.30%	1.27%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	1.15%	1.16%	1.29%	1.30%	N/A	N/A
Portfolio Turnover Rate(c)	55.28%	64.21%	39.53%	106.33%	138.77%	139.34%

(a)	Amount less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Legg Mason Growth Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3%of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Legg Mason Growth Fund	$37,507,710	$36,503,929

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager, Legg Mason Capital Management, Inc. (“LMCM”) and the Trust, LMCM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.30%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Legg Mason Growth Fund	0.85%	1.30%

*	The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fees to 0.80% through April 30, 2009.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $3,219 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $11,675 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$187,335,274	$—
Level 2—Other Significant Observable Inputs	2,915,061	—
Level 3—Significant Unobservable Inputs	—	—

Total	$190,250,335	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Legg Mason Growth Fund	$96,255,983	$92,078,369

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Legg Mason Growth Fund	$269,037	$2,269,671	$2,538,708

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed		Accumulated		Total
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Other Losses	Appreciation(a)	Earnings
AZL Legg Mason Growth Fund	$811,078	$3,967,058	$4,778,136	$(1,836,561)	$15,828,923	$18,770,498

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

7. Subsequent Event

At a Board meeting on June 11, 2008, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL Legg Mason Growth Fund will acquire the assets and liabilities of the AZL LMP Large Cap Growth Fund. The reorganization is scheduled to be completed in the fourth quarter of 2008.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Approval of Investment Advisory and Subadvisory Agreements (Unaudited)

At a telephonic Board of Trustees meeting held June 5, 2008, and at an “in-person” Board of Trustees meeting held June 11, 2008, the Board of Trustees of Allianz Variable Insurance Products Trust (the “Trust”) considered a recommendation by Allianz Investment Management LLC (the “Manager”), the investment adviser to the AZL Legg Mason Growth Fund (the “Fund”), to (a) approve a reduction in the fee currently paid by the Fund to the Manager under the Investment Management Agreement (the “Advisory Agreement”); and (b) approve a reduction in the fee paid by the Manager to Legg Mason Capital Management, Inc. (“Legg Mason”) as subadviser of the Fund, under the Subadvisory Agreement, as described below. At the in-person meeting held June 11, 2008, the Board of Trustees voted unanimously to approve both revised fee schedules effective July 1, 2008.

The fee schedule under the Management Agreement was .80% on all Fund assets, and it has been reduced to .70% on the first $200 million of Fund assets, and 0.65% on the next $200 million of Fund assets.

The Subadvisory Agreement previously provided for a fee of .55% on the first $100 million of Fund assets, and .45% on assets over $100 million. The new fee schedule provides for a fee of .40% on the first $200 million of Fund assets, and .38% on assets over $200 million.

As of March 31, 2008 the Fund had total assets of $168 million.

The Board of Trustees was advised by the Manager that under the new fee structure, the Fund’s total expense ratio would be reduced approximately 3 basis points. The Manager proposed the reduction in fees to make the Fund’s expense ratio more competitive, and with the expectation that there will be a growth in Fund assets. The Manager reported to the Board that the reduction in fees payable to both the Manager and Legg Mason would not cause a diminution in the quality of services provided by such organizations, nor would there be any other negative impact on the Fund or its shareholders. The Board of Trustees therefore determined that the new fee schedules were in the best interests of the Fund and its shareholders.

Further information on the Board deliberation process in connection with the annual approval of the Advisory Agreement and the Subadvisory Agreement is set forth in the Annual Report to Shareholders for the Fund for the fiscal year ended December 31, 2007.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Legg Mason
Value Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Legg Mason Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Legg Mason Value Fund	$1,000.00	$724.10	$4.63	1.08%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Legg Mason Value Fund	$1,000.00	$1,019.49	$5.42	1.08%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period). fiscal half-year divided by the number of days in the fiscal year.

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Legg Mason Value Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Biotechnology	2.4%
Capital Markets	2.9
Communications Equipment	2.6
Computers & Peripherals	7.1
Diversified Financial Services	9.6
Diversified Telecommunication Services	3.0
Health Care Providers & Services	9.5
Independent Power Producers & Energy Traders	8.4
Industrial Conglomerate	3.9
Insurance	2.7
Internet & Catalog Retail	7.5
Internet Software & Services	12.2
Leisure Equipment & Products	2.9
Media	3.4
Metals & Mining	0.4
Multiline Retail	5.2
Semiconductors & Semiconductor Equipment	2.2
Software	4.6
Thrifts & Mortgage Finance	4.2
Wireless Telecommunication Services	0.6
Short-Term Investments	10.9

106.2%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.3%):
Biotechnology (2.4%):

143,200	Amgen, Inc.*	$6,753,312
Capital Markets (2.9%):

14,200	Goldman Sachs Group, Inc.	2,483,580
181,500	Merrill Lynch & Co., Inc.	5,755,365

		8,238,945

Communications Equipment (2.6%):

323,900	Cisco Systems, Inc.*	7,533,914

Computers & Peripherals (7.1%):

237,300	Hewlett-Packard Co.	10,491,033
83,900	International Business Machines Corp.	9,944,667

		20,435,700

Diversified Financial Services (9.6%):

142,400	Capital One Financial Corp.	5,412,624
642,400	Citigroup, Inc.	10,766,624
327,800	JP Morgan Chase & Co.	11,246,818

		27,426,066

Diversified Telecommunication Services (3.0%):

2,187,500	Qwest Communications International, Inc.†	8,596,875

Health Care Providers & Services (9.5%):

376,900	Aetna, Inc.	15,275,757
447,400	UnitedHealth Group, Inc.	11,744,250

		27,020,007

Independent Power Producers & Energy Traders (8.4%):

1,248,600	AES Corp. (The)*	23,985,606

Industrial Conglomerate (3.9%):

417,100	General Electric Co.	11,132,399

Insurance (2.7%):

286,100	American International Group, Inc.	7,570,206

Internet & Catalog Retail (7.5%):

276,400	Amazon.com, Inc.*	20,268,412
60,000	Expedia, Inc.*	1,102,800

		21,371,212

Internet Software & Services (12.2%):

483,400	eBay, Inc.*	13,211,322
22,625	Google, Inc., Class A*	11,910,253
477,500	Yahoo!, Inc.*	9,865,150

		34,986,725

Leisure Equipment & Products (2.9%):

580,800	Eastman Kodak Co.	8,380,944

Media (3.4%):

652,400	Time Warner, Inc.	9,655,520

Metals & Mining (0.4%):

15,200	Nucor Corp.	1,134,984

Multiline Retail (5.2%):

139,300	J.C. Penney Co., Inc.	5,055,197
132,400	Sears Holdings Corp.*†	9,752,584

		14,807,781

Semiconductors & Semiconductor Equipment (2.2%):

221,900	Texas Instruments, Inc.	6,248,704

Software (4.6%):

278,400	CA, Inc.	6,428,256
151,500	Electronic Arts, Inc.*	6,731,145

		13,159,401

Thrifts & Mortgage Finance (4.2%):

836,600	Countrywide Credit Industries, Inc.†	3,555,550
523,500	Freddie Mac	8,585,400

		12,140,950

Wireless Telecommunication Services (0.6%):

193,900	Sprint Nextel Corp.	1,842,050

Total Common Stocks (Cost $336,325,848)		272,421,301

Deposit Account (5.4%):
15,440,930	NTRS London Deposit Account	15,440,930

Total Deposit Account (Cost $15,440,930)		15,440,930

Collateral for Securities on Loan (5.5%):
15,734,676	Northern Trust Liquid Institutional Asset Portfolio	15,734,676

Total Collateral for Securities on Loan (Cost $15,734,676)		15,734,676

Total Investment Securities (Cost $367,501,454)(a) 106.2%		303,596,907
Net other assets (liabilities) (6.2)%		(17,607,920)

Net Assets 100.0%		$285,988,987

Percentages indicated are based on net assets as of June 30, 2008.

*	Non-income producing security

†	All or a portion of security is loaned as of June 30, 2008.

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

(a)	Cost for federal income tax purposes is $369,954,833. The gross unrealized appreciation/(depreciation) on a tax basis as follows:

Unrealized appreciation	$22,778,627
Unrealized depreciation	(89,136,553)

Net unrealized depreciation	$(66,357,926)

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL
Legg Mason
Value Fund

Assets:
Investment securities, at cost	$367,501,454

Investment securities, at value*	$303,596,907
Interest and dividends receivable	307,070
Receivable for investments sold	3,313,267
Prepaid expenses	2,648

Total Assets	307,219,892

Liabilities:
Payable for investments purchased	4,753,153
Payable for capital shares redeemed	431,575
Payable for return of collateral received	15,734,676
Manager fees payable	191,221
Administration fees payable	10,995
Distribution fees payable	63,740
Administrative and compliance services fees payable	3,064
Trustee fees payable	29
Other accrued liabilities	42,452

Total Liabilities	21,230,905

Net Assets	$285,988,987

Net Assets Consist of:
Capital	$371,988,016
Accumulated net investment income/(loss)	1,410,737
Accumulated net realized gains/(losses) from investment transactions	(23,505,219)
Net unrealized appreciation/(depreciation) on investments	(63,904,547)

Net Assets	$285,988,987

Shares of beneficial interest (unlimited number of shares authorized, no par value)	32,725,350
Net Asset Value (offering and redemption price per share)	$8.74

*	Includes securities on loan of $14,753,098.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL
Legg Mason
Value Fund

Investment Income:
Interest	$41,703
Dividends	2,700,893
Income from securities lending	450,344

Total Investment Income	3,192,940

Expenses:
Manager fees	1,237,699
Administration fees	62,574
Distribution fees	412,566
Custodian fees	25,523
Administrative and compliance service fees	6,128
Trustees’ fees	10,408
Professional fees	21,523
Shareholder reports	22,235
Other expenses	8,605

Total expenses before reductions	1,807,261
Less expenses paid indirectly	(25,058)

Net expenses	1,782,203

Net Investment Income/(Loss)	1,410,737

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(41,635,379)
Change in unrealized appreciation/(depreciation) on investments	(68,459,769)

Net Realized/ Unrealized Gains/(Losses) on Investments	(110,095,148)

Change in Net Assets Resulting from Operations	$(108,684,411)

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL
	Legg Mason Value Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,410,737	$(762,277)
Net realized gains/(losses) on investment transactions	(41,635,379)	20,530,581
Change in unrealized appreciation/(depreciation) on investments	(68,459,769)	(46,267,403)

Change in net assets resulting from operations	(108,684,411)	(26,499,099)

Dividends to Shareholders:
From net realized gains on investments	—	(6,281,785)

Change in net assets resulting from dividends to shareholders	—	(6,281,785)

Capital Transactions:
Proceeds from shares issued	58,585,843	93,794,654
Proceeds from dividends reinvested	—	6,281,785
Value of shares redeemed	(52,747,374)	(85,906,568)

Change in net assets resulting from capital transactions	5,838,469	14,169,871

Change in net assets	(102,845,942)	(18,611,013)
Net Assets:
Beginning of period	388,834,929	407,445,942

End of period	$285,988,987	$388,834,929

Accumulated net investment income/(loss)	$1,410,737	$—

Share Transactions:
Shares issued	5,555,435	7,182,885
Dividends reinvested	—	495,409
Shares redeemed	(5,034,082)	(6,637,283)

Change in shares	521,353	1,041,011

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006	2005	2004	2003
	(Unaudited)

Net Asset Value, Beginning of Period	$12.07	$13.07	$12.26	$11.59	$10.11	$8.13

Investment Activities:
Net Investment Income/(Loss)	0.04	(0.02)	(0.02)	(0.02)	0.04	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	(3.37)	(0.77)	0.83	0.74	1.49	1.98

Total from Investment Activities	(3.33)	(0.79)	0.81	0.72	1.53	2.09

Dividends to Shareholders From:
Net Investment Income	—	—	—	—	(0.05)	(0.11)
Net Realized Gains	—	(0.21)	— (a)	(0.05)	—	—

Total Dividends	—	(0.21)	— (a)	(0.05)	(0.05)	(0.11)

Net Asset Value, End of Period	$8.74	$12.07	$13.07	$12.26	$11.59	$10.11

Total Return(b) (c)	(27.59)%	(6.19)%	6.71%	6.27%	15.15%	25.89%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$285,989	$388,835	$407,446	$280,336	$79,298	$32,322
Net Investment Income/(Loss)(d)	0.86%	(0.19)%	(0.22)%	(0.32)%	0.28%	1.42%
Expenses Before Reductions(d)	1.10%	1.09%	1.10%	1.20%	1.20%	1.32%
Expenses Net of Reductions(d) (e)	1.08%	1.08%	1.10%	1.20%	1.18%	1.10%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	1.10%	1.09%	1.10%	N/A	N/A	N/A
Portfolio Turnover Rate(c)	21.83%	30.60%	16.16%	8.21%	121.63%	38.60%

(a)	Amount less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Legg Mason Value Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Legg Mason Value Fund	$15,738,421	$14,753,098

The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio, and the non-cash collateral represented a U.S. Treasury Bond at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement between the Manager, Legg Mason Capital Management, Inc. (“LMCM”) and the Trust, LMCM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.20%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Legg Mason Value Fund	0.75%	1.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $6,438 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $14,004 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$288,155,977	$—
Level 2—Other Significant Observable Inputs	15,440,930	—
Level 3—Significant Unobservable Inputs	—	—

Total	$303,596,907	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Legg Mason Value Fund	$72,374,786	$70,994,885

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Legg Mason Value Fund	$260,234	$6,021,551	$6,281,785

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Legg Mason Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

		Undistributed			Total
	Undistributed	Long Term	Accumulated	Unrealized	Accumulated
	Ordinary Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Legg Mason Value Fund	$832,985	$19,621,938	$20,454,923	$2,230,459	$22,685,382

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® LMP Large Cap
Growth Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL LMP Large Cap Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL LMP Large Cap Growth Fund	$1,000.00	$856.20	$5.08	1.10%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL LMP Large Cap Growth Fund	$1,000.00	$1,019.39	$5.52	1.10%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL LMP Large Cap Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Beverages	5.8%
Biotechnology	18.4
Capital Markets	4.1
Communications Equipment	6.4
Diversified Financial Services	2.7
Health Care Equipment & Supplies	2.4
Household Products	2.6
Industrial Conglomerate	1.3
Insurance	7.5
Internet & Catalog Retail	8.6
Internet Software & Services	7.9
Media	4.6
Multiline Retail	2.8
Pharmaceuticals	3.2
Semiconductors & Semiconductor Equipment	8.4
Software	9.2
Specialty Retail	2.1
U.S. Government Agencies	2.4
Short-Term Investments	16.4

116.8%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.0%):
Beverages (5.8%):

119,061	Coca-Cola Co.	$6,188,791
101,162	PepsiCo, Inc.	6,432,891

		12,621,682

Biotechnology (18.4%):

233,446	Amgen, Inc.*	11,009,313
147,850	Biogen, Inc.*	8,263,336
217,884	Genentech, Inc.*	16,537,396
132,287	Vertex Pharmaceuticals, Inc.*	4,427,646

		40,237,691

Capital Markets (4.1%):

148,907	Lehman Brothers Holdings, Inc.†	2,949,848
185,391	Merrill Lynch & Co., Inc.†	5,878,748

		8,828,596

Communications Equipment (6.4%):

295,704	Cisco Systems, Inc.*	6,878,075
161,076	QUALCOMM, Inc.	7,146,942

		14,025,017

Diversified Financial Services (2.7%):

217,883	NASDAQ Stock Market, Inc.*†	5,784,794

Health Care Equipment & Supplies (2.4%):

101,163	Medtronic, Inc.	5,235,185

Household Products (2.6%):

93,379	Procter & Gamble Co.	5,678,377

Industrial Conglomerate (1.3%):

108,940	General Electric Co.	2,907,609

Insurance (7.5%):

178,979	American International Group, Inc.	4,735,784
96	Berkshire Hathaway, Inc., Class A*	11,592,000

		16,327,784

Internet & Catalog Retail (8.6%):

256,788	Amazon.com, Inc.*†	18,830,264

Internet Software & Services (7.9%):

295,703	Akamai Technologies, Inc.*†	10,287,508
256,794	eBay, Inc.*	7,018,180

		17,305,688

Media (4.6%):

303,482	Time Warner, Inc.†	4,491,534
178,974	Walt Disney Co. (The)	5,583,989

		10,075,523

Multiline Retail (2.8%):

83,650	Sears Holdings Corp.*†	6,161,659

Pharmaceuticals (3.2%):

108,945	Johnson & Johnson Co.	7,009,521

Semiconductors & Semiconductor Equipment (8.4%):

326,826	Intel Corp.	7,020,222
155,630	NVIDIA Corp.*	2,913,394
295,700	Texas Instruments, Inc.†	8,326,912

		18,260,528

Software (9.2%):

163,411	Electronic Arts, Inc.*	7,260,351
171,199	Microsoft Corp.	4,709,685
389,080	Red Hat, Inc.*†	8,050,065

		20,020,101

Specialty Retail (2.1%):

194,536	Home Depot, Inc.	4,556,033

Total Common Stocks (Cost $212,280,740)		213,866,052

Collateral for Securities on Loan (16.4%):
35,888,964	Allianz Dresdner Daily Asset Fund#	35,888,964

Total Collateral for Securities on Loan (Cost $35,888,964)		35,888,964

U.S. Government Agency (2.4%):
5,291,000	Federal Home Loan Bank, 2.00%, 7/1/08(a)	5,291,000

Total U.S. Government Agency (Cost $5,291,000)		5,291,000

Deposit Account (0.0%):
1,538	NTRS London Deposit Account	1,538

Total Deposit Account (Cost $1,538)		1,538

Total Investment Securities (Cost $253,462,242)(b) 116.8%		255,047,554
Net other assets (liabilities) (16.8)%		(36,730,167)

Net Assets 100.0%		$218,317,387

Percentages indicated are based on net assets as of June 30, 2008.

*	Non-income producing security

†	All or a portion of security is loaned as of June 30, 2008.

#	Investment in affiliate.

(a)	The rate presented represents the effective yield at June 30, 2008.

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

(b)	Cost for federal income tax purposes is $258,312,903. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$28,835,183
Unrealized depreciation	(32,100,532)

Net unrealized depreciation	$(3,265,349)

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL LMP
Large Cap
Growth Fund

Assets:
Investment securities, at cost	$253,462,242

Investment securities, at value*†	$255,047,554
Interest and dividends receivable	71,070
Prepaid expenses	1,815

Total Assets	255,120,439

Liabilities:
Payable for capital shares redeemed	682,337
Payable for return of collateral received	35,888,964
Manager fees payable	146,333
Administration fees payable	8,281
Distribution fees payable	47,871
Administrative and compliance services fees payable	2,115
Trustee fees payable	21
Other accrued liabilities	27,130

Total Liabilities	36,803,052

Net Assets	$218,317,387

Net Assets Consist of:
Capital	$207,919,686
Accumulated net investment income/(loss)	107,394
Accumulated net realized gains/(losses) from investment transactions	8,704,995
Net unrealized appreciation/(depreciation) on investments	1,585,312

Net Assets	$218,317,387

Shares of beneficial interest (unlimited number of shares authorized, no par value)	20,823,187
Net Asset Value (offering and redemption price per share)	$10.48

*	Includes securities on loan of $34,775,157.

†	Includes investment in affiliate of $35,888,964.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL LMP
Large Cap
Growth Fund

Investment Income:
Interest	$58,705
Dividends	1,067,268
Income from securities lending	279,334

Total Investment Income	1,405,307

Expenses:
Manager fees	945,450
Administration fees	48,265
Distribution fees	295,453
Custodian fees	10,664
Administrative and compliance service fees	4,230
Trustees’ fees	7,874
Professional fees	9,568
Shareholder reports	19,256
Other expenses	7,187

Total expenses before reductions	1,347,947
Less expenses waived/reimbursed by the Manager	(43,599)
Less expenses paid indirectly	(6,435)

Net expenses	1,297,913

Net Investment Income/(Loss)	107,394

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	85,659
Change in unrealized appreciation/(depreciation) on investments	(38,141,044)

Net Realized/Unrealized Gains/(Losses) on Investments	(38,055,385)

Change in Net Assets Resulting from Operations	$(37,947,991)

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL LMP
	Large Cap Growth Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$107,394	$(775,148)
Net realized gains/(losses) on investment transactions	85,659	11,836,516
Change in unrealized appreciation/(depreciation) on investments	(38,141,044)	2,096,092

Change in net assets resulting from operations	(37,947,991)	13,157,460

Capital Transactions:
Proceeds from shares issued	21,367,826	41,700,607
Value of shares redeemed	(31,580,664)	(72,306,213)

Change in net assets resulting from capital transactions	(10,212,838)	(30,605,606)

Change in net assets	(48,160,829)	(17,448,146)
Net Assets:
Beginning of period	266,478,216	283,926,362

End of period	$218,317,387	$266,478,216

Accumulated net investment income/(loss)	$107,394	$—

Share Transactions:
Shares issued	1,875,263	3,437,065
Shares redeemed	(2,819,959)	(5,950,842)

Change in shares	(944,696)	(2,513,777)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended
	June 30,	For the Year Ended December 31,
	2008	2007	2006	2005	2004	2003
	(Unaudited)

Net Asset Value, Beginning of Period	$12.24	$11.69	$11.48	$10.50	$10.06	$8.09

Investment Activities:
Net Investment Income/(Loss)	0.01	(0.04)	(0.02)	(0.02)	0.04	— (a)
Net Realized and Unrealized Gains/(Losses) on Investments	(1.77)	0.59	0.49	1.04	0.40	1.97

Total from Investment Activities	(1.76)	0.55	0.47	1.02	0.44	1.97

Dividends to Shareholders From:
Net Investment Income	—	—	—	(0.03)	—	— (a)
Net Realized Gains	—	—	(0.26)	(0.01)	—	—

Total Dividends	—	—	(0.26)	(0.04)	—	— (a)

Net Asset Value, End of Period	$10.48	$12.24	$11.69	$11.48	$10.50	$10.06

Total Return(b) (c)	(14.38)%	4.70%	4.23%	9.70%	4.37%	24.39%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$218,317	$266,478	$283,926	$223,064	$135,712	$66,233
Net Investment Income/(Loss)(d)	0.09%	(0.28)%	(0.20)%	(0.16)%	0.56%	0.06%
Expenses Before Reductions(d) (e)	1.14%	1.14%	1.19%	1.21%	1.24%	1.38%
Expenses Net of Reductions(d)	1.10%	1.14%	1.18%	1.20%	1.19%	1.15%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	1.10%	1.14%	1.19%	1.20%	N/A	N/A
Portfolio Turnover Rate(c)	22.13%	18.95%	18.84%	78.89%	31.73%	19.22%

(a)	Amount less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL LMP Large Cap Growth Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL LMP Large Cap Growth Fund	$35,888,964	$34,775,157

The Fund received cash collateral for securities loaned. The cash was invested in an Allianz Dresdner Daily Asset Fund at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement among the Manager, ClearBridge Advisors, LLC (formerly CAM North America, LLC) (“ClearBridge”) and the Trust, ClearBridge provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.20%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL LMP Large Cap Growth Fund	0.80%	1.20%

*	The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.80% for the first $100 million, 0.75% the next $100 million, and 0.70% on assets above $200 million through April 30, 2009.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Fund’s lending agent is Dresdner Bank, AG (the “Agent”), an affiliate of the Manager. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 20% of the income earned from securities lending. During the period ended June 30, 2008, the Agent received $15,242 in fees for acting as the Securities Lending Agent.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $4,496 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $10,451 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL LMP Large Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$249,755,015	$—
Level 2—Other Significant Observable Inputs	5,292,539	—
Level 3—Significant Unobservable Inputs	—	—

Total	$255,047,554	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL LMP Large Cap Growth Fund	$51,549,344	$59,749,321

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

	Undistributed			Total
	Long Term	Accumulated	Unrealized	Accumulated
	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL LMP Large Cap Growth Fund	$11,908,395	$11,908,395	$36,437,297	$48,345,692

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

7. Subsequent Event

At a Board meeting on June 11, 2008, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL Legg Mason Growth Fund will acquire the assets and liabilities of the AZL LMP Large Cap Growth Fund. The reorganization is scheduled to be completed in the fourth quarter of 2008.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Money Market Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Money Market Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Money Market Fund	$1,000.00	$1,014.00	$3.46	0.69%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Money Market Fund	$1,000.00	$1,021.43	$3.47	0.69%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Money Market Fund invested, as a percentage of net assets, in the following types of securities, as of June 30, 2008:

Percent of
Investments	net assets*
Certificates of Deposit	30.4%
Commercial Paper	46.4
Corporate Bonds	18.4
U.S Government Agency Mortgages	4.7
Short-Term Investments	0.0

99.9%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Certificates of Deposit (30.4%):
Domestic Certificate of Deposit (8.8%):

$12,000,000	American Express Bank, FSB, 2.58%, 8/21/08	$12,000,000
15,000,000	American Express Bank, FSB, 2.80%, 9/10/08	15,000,000
10,000,000	Citibank NA, 2.62%, 8/13/08	10,000,000
5,000,000	Citibank NA, 2.77%, 9/10/08	5,000,000
15,000,000	U.S. Bank National Association, 2.77%, 10/27/08	15,000,000
7,000,000	Wachovia Bank NA, 2.79%, 9/25/08	7,000,000

		64,000,000

Yankee Dollar Certificate of Deposit (21.6%):

5,000,000	Banco Bilbao Vizcaya Agentaria SA, NY, 2.90%, 7/23/08	5,000,000
10,000,000	Banco Bilbao Vizcaya Agentaria SA, NY, 2.79%, 9/19/08	10,000,000
6,500,000	Banco Bilbao Vizcaya Agentaria SA, NY, 3.00%, 10/24/08	6,500,000
4,000,000	Banco Bilbao Vizcaya Agentaria SA, NY, 3.19%, 12/24/08	4,000,000
2,000,000	Bank of Scotland PLC, NY, 4.39%, 7/7/08	2,000,000
3,970,000	Bank of Scotland PLC, NY, 2.68%, 10/2/08	3,970,000
3,390,000	Bank of Scotland PLC, NY, 2.72%, 10/2/08	3,390,000
7,100,000	Bank of Scotland PLC, NY, 2.93%, 11/17/08	7,100,000
20,000,000	Barclays Bank PLC, NY, 2.95%, 7/24/08	20,000,000
14,000,000	Barclays Bank PLC, NY, 2.70%, 8/19/08	14,000,000
4,025,000	BNP Paribas, NY, 4.50%, 7/3/08	4,025,000
5,920,000	BNP Paribas, NY, 2.63%, 10/2/08	5,920,000
7,000,000	BNP Paribas, NY, 2.95%, 10/28/08	7,000,000
5,000,000	BNP Paribas, NY, 2.85%, 12/4/08	5,000,000
1,150,000	DNB Nor Bank ASA, 2.84%, 12/5/08	1,150,000
10,000,000	Fortis Bank SA, NY, 2.68%, 9/3/08	10,000,000
4,000,000	Nordea Bank Finland, NY, 2.90%, 7/22/08	4,000,000
6,805,000	Nordea Bank Finland, NY, 2.65%, 10/14/08	6,805,000
6,605,000	Royal Bank of Scotland PLC, NY, 2.68%, 10/2/08	6,605,000
3,060,000	SanPaolo IMI SPA, NY, 2.86%, 12/4/08	3,060,000
4,815,000	SanPaolo IMI SPA, NY, 2.86%, 12/5/08	4,815,000
5,000,000	Societe Generale, NY, 2.92%, 12/5/08	5,000,000
3,800,000	Societe Generale, NY, 3.18%, 12/23/08	3,800,182
4,505,000	Svenska Handelsbanken AB, NY, 2.61%, 10/1/08	4,505,000
1,700,000	Toronto-Dominion Bank, NY, 2.83%, 12/5/08	1,700,000
900,000	Toronto-Dominion Bank, NY, 3.00%, 12/16/08	900,000
7,000,000	Toronto-Dominion Bank, NY, 3.11%, 12/30/08	7,000,000

		157,245,182

Total Certificates of Deposit (Cost $221,245,182)		221,245,182

Commercial Paper (46.4%):(a)
Asset Backed Securities (34.1%):

5,000,000	Amsterdam Funding Corp., 2.74%, 7/9/08(a) (b)	4,996,978
12,000,000	Amsterdam Funding Corp., 2.74%, 7/11/08(a) (b)	11,990,933
14,000,000	Amsterdam Funding Corp., 2.58%, 8/8/08(a) (b)	13,962,021
20,000,000	Atlantis One Funding Corp., 2.90%, 7/23/08(a) (b)	19,964,800
5,000,000	Atlantis One Funding Corp., 2.83%, 9/15/08(a) (b)	4,970,339
6,000,000	CAFCO LLC, 2.63%, 8/21/08(a) (b)	5,977,815
14,878,000	Ciesco LLC, 2.75%, 7/10/08(a) (b)	14,867,846
464,000	Ciesco LLC, 2.65%, 8/5/08(a) (b)	462,814
20,000,000	CRC Funding LLC, 2.93%, 7/28/08(a)	19,956,350
15,000,000	Erasmus Capital Corp., 2.61%, 7/9/08(a) (b)	14,991,333
10,000,000	Govco LLC, 2.62%, 8/22/08(a) (b)	9,962,444
20,000,000	Liberty Street Funding LLC, 2.58%, 7/17/08(a) (b)	19,977,156
5,000,000	Mont Blanc Capital Corp., 2.91%, 9/9/08(a) (b)	4,971,903
10,000,000	Old Line Funding LLC, 2.82%, 9/4/08(a) (b)	9,949,444
7,049,000	Ranger Funding Co. LLC, 2.92%, 7/21/08(a) (b)	7,037,643
20,000,000	Scaldis Capital LLC, 2.56%, 7/25/08(a) (b)	19,966,000

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Commercial Paper, continued
Asset Backed Securities, continued

$10,000,000	Scaldis Capital LLC, 2.76%, 8/14/08(a) (b)	$9,966,389
12,000,000	Societe Generale, NA, 2.68%, 8/22/08(a)	11,953,893
9,000,000	Surrey Funding Corp., 2.84%, 7/16/08(a) (b)	8,989,387
10,022,000	Thames Asset Global Securitization, 2.57%, 7/18/08(a) (b)	10,009,885
23,348,000	Windmill Funding Corp., 2.95%, 7/1/08(a) (b)	23,348,000

		248,273,373

Commercial Banks (6.4%):

7,000,000	Dexia Delaware LLC, 2.78%, 9/15/08(a)	6,959,213
5,000,000	Dexia Deleware LLC, 2.78%, 9/17/08(a)	4,970,046
7,000,000	JP Morgan Chase & Co., 2.48%, 10/1/08(a)	6,956,172
15,000,000	Raiffeisen Zentralbank, 2.66%, 7/28/08(a) (b)	14,970,187
3,000,000	Raiffeisen Zentralbank Osterreich, 2.70%, 7/11/08(a) (b)	2,997,763
10,000,000	UniCredito Italiano Bank (Ireland) PLC, 2.68%, 8/12/08(a) (b)	9,968,850

		46,822,231

Diversified Financial Services (4.5%):

5,000,000	Citigroup Funding, Inc., 2.77%, 8/20/08(a)	4,980,903
5,000,000	Citigroup Funding, Inc., 2.97%, 10/2/08(a)	4,962,025
3,650,000	General Electric Capital Corp., 3.91%, 7/10/08(a)	3,646,505
15,000,000	General Electric Capital Services, 2.67%, 10/20/08(a)	14,878,363
4,000,000	Toyota Motor Credit Corp., 2.62%, 8/19/08(a)	3,985,844

		32,453,640

Insurance (1.4%):

5,000,000	ING America Insurance Holdings, Inc., 2.72%, 9/26/08(a)	4,967,375
5,000,000	Metlife, Inc., 2.10%, 7/9/08(a) (b)	4,997,667

		9,965,042

Total Commercial Paper (Cost $337,514,286)		337,514,286

Corporate Bonds (18.4%):
Automobiles (0.7%):

5,000,000	BMW US Capital LLC, 2.45%, 9/4/08(b) (c)	5,000,000
Commercial Banks (9.1%):

5,000,000	Australia & New Zealand Banking, 2.66%, 7/3/08(b) (c)	5,000,000
5,600,000	Bank of Montreal, Chicago, 2.95%, 5/29/09(b) (c)	5,600,000
5,000,000	Caja Madrid, 2.97%, 8/12/08(b) (c)	5,000,000
4,555,000	Deutsche Bank AG, 3.01%, 1/21/09(c)	4,555,000
6,000,000	DNB Nor Bank ASA, 2.40%, 8/22/08(b) (c)	5,999,954
15,000,000	JP Morgan Chase & Co., 2.45%, 8/11/08(c)	15,000,000
2,000,000	Kommunalkredit Austria AG, 2.51%, 8/22/08(b) (c)	2,000,000
5,000,000	Nationwide Building Society, 2.88%, 7/28/08(b) (c)	5,000,111
9,500,000	Nordea Bank AB, 2.47%, 8/8/08(b) (c)	9,500,022
3,450,000	Wachovia Bank NA, 2.91%, 5/1/09(c)	3,450,000
$5,000,000	Wells Fargo & Co., 2.51%, 9/2/08(c)	5,000,000

		66,105,087

Diversified Financial Services (7.1%):

5,000,000	Goldman Sachs Group, Inc., 3.01%, 7/29/08(c)	4,998,995
10,000,000	HSBC Finance Corp., 2.47%, 9/6/08(c)	10,000,000
5,400,000	Merrill Lynch & Co., 2.61%, 8/14/08(c)	5,400,000
5,000,000	Merrill Lynch & Co., 2.64%, 8/15/08(c)	4,997,984
5,000,000	Merrill Lynch & Co., 2.53%, 8/22/08(c)	5,000,000
5,000,000	Merrill Lynch & Co., 2.54%, 9/3/08(c)	5,000,000
10,000,000	Morgan Stanley, 2.57%, 8/26/08(c)	10,000,176
6,000,000	Paccar Financial Corp., 2.48%, 8/12/08(c)	6,000,000

		51,397,155

Insurance (1.5%):

1,360,000	ING USA Global Funding Trust VI, 3.14%, 6/19/09(c)	1,360,000
10,000,000	Irish Life & Permanent PLC, 2.53%, 8/20/08(b) (c)	9,999,931

		11,359,931

Total Corporate Bonds (Cost $133,862,173)		133,862,173

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Insurance, continued

U.S. Government Agency Mortgages (4.7%):
Federal Home Loan Bank (1.4%)

$1,505,000	2.57%, 8/18/08(a)	$1,499,983
3,475,000	2.62%, 3/20/09(c)	3,477,327
5,395,000	2.38%, 8/14/09(c)	5,394,395

		10,371,705

Federal Home Loan Mortgage Corporation (2.2%)

10,190,000	2.67%, 9/25/09(c)	10,186,297
6,095,000	2.41%, 9/28/09(c)	6,093,121

		16,279,418

Federal National Mortgage Association (1.1%)

1,685,000	2.53%, 8/6/08(a)	1,680,788
1,385,000	2.56%, 8/20/08(a)	1,380,201
4,745,000	2.56%, 9/10/08(a)	4,721,698

		7,782,687

Total U.S. Government Agency Mortgages (Cost $34,433,810)		34,433,810

Deposit Account (0.0%):
3,691	TNT Offshore Deposit Account	3,691

Total Deposit Account (Cost $3,691)		3,691

Total Investment Securities (Cost $727,059,142) 99.9%		727,059,142
Net other assets (liabilities) 0.1%		649,160

Net Assets 100.0%		$727,708,302

Percentages indicated are based on net assets as of June 30, 2008.

LLC—Limited Liability Co.

MTN—Medium Term Note

PLC—Public Liability Co.

SPA—Standby Purchase Agreement

(a)	The rate presented represents the effective yield at June 30, 2008.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)	Variable rate security. The rate presented represents the rate in effect at June 30, 2008. The date presented represents the final maturity date.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL Money
Market
Fund

Assets:
Investment securities, at cost	$727,059,142

Investment securities, at value	$727,059,142
Interest income	1,115,702
Receivable for capital shares issued	1,216,347
Prepaid expenses	3,728

Total Assets	729,394,919

Liabilities:
Distributions payable	1,215,032
Manager fees payable	200,313
Administration fees payable	24,362
Distribution fees payable	143,081
Administrative and compliance services fees payable	5,553
Trustee fees payable	55
Other accrued liabilities	98,221

Total Liabilities	1,686,617

Net Assets	$727,708,302

Net Assets Consist of:
Capital	$727,680,754
Accumulated net realized gains/(losses) from investment transactions	27,548

Net Assets	$727,708,302

Shares of beneficial interest (unlimited number of shares authorized, no par value)	727,680,755
Net Asset Value (offering and redemption price per share)	$1.00

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL Money
Market
Fund

Investment Income:
Interest	$11,799,283

Total Investment Income	11,799,283

Expenses:
Manager fees	1,191,433
Administration fees	133,909
Distribution fees	851,027
Custodian fees	19,973
Administrative and compliance service fees	11,106
Trustees’ fees	21,007
Professional fees	43,623
Shareholder reports	44,179
Other expenses	19,517

Total expenses	2,335,774

Net Investment Income/(Loss)	9,463,509

Net Realized Gains/(Losses) on Investments	33,863

Change in Net Assets Resulting from Operations	$9,497,372

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL
	Money Market Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$9,463,509	$25,146,167
Net realized gains/(losses) on investment transactions	33,863	6,540

Change in net assets resulting from operations	9,497,372	25,152,707

Dividends to Shareholders:
From net investment income	(9,463,508)	(25,147,023)

Change in net assets resulting from dividends to shareholders	(9,463,508)	(25,147,023)

Capital Transactions:
Proceeds from shares issued	337,098,246	660,916,990
Proceeds from dividends reinvested	9,463,508	25,147,023
Value of shares redeemed	(215,747,935)	(493,614,979)

Change in net assets resulting from capital transactions	130,813,819	192,449,034

Change in net assets	130,847,683	192,454,718
Net Assets:
Beginning of period	596,860,619	404,405,901

End of period	$727,708,302	$596,860,619

Accumulated net investment income/(loss)	$—	$(1)

Share Transactions:
Shares issued	337,098,246	660,916,990
Dividends reinvested	9,463,508	25,147,023
Shares redeemed	(215,747,935)	(493,614,979)

Change in shares	130,813,819	192,449,034

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended
	June 30,	For the Year Ended December 31,
	2008	2007	2006	2005	2004	2003
	(Unaudited)

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Activities:
Net Investment Income/(Loss)	0.01	0.05	0.04	0.03	0.01	—	(a)
Net Realized and Unrealized Gains/(Losses) on Investments	— (a)	— (a)	— (a)	— (a)	— (a)	—	(a)

Total from Investment Activities	0.01	0.05	0.04	0.03	0.01	—	(a)

Dividends to Shareholders From:
Net Investment Income	(0.01)	(0.05)	(0.04)	(0.03)	(0.01)	—	(a)
Net Realized Gains	—	—	—	—	—	—	(a)

Total Dividends	(0.01)	(0.05)	(0.04)	(0.03)	(0.01)	—	(a)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(b) (c)	1.40%	4.79%	4.43%	2.57%	0.67%	0.34%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$727,708	$596,861	$404,406	$330,910	$236,639	$186,491
Net Investment Income/(Loss)(d)	2.78%	4.66%	4.41%	2.58%	0.70%	0.34%
Expenses Before Reductions(d)	0.69%	0.69%	0.69%	0.74%	0.78%	0.88%
Expenses Net of Reductions(d)	0.69%	0.69%	0.69%	0.74%	0.78%	0.88%

(a)	Amount less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Money Market Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Investments of the Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement, between the Manager, BlackRock Institutional Management Corporation (“BIMC”) and the Trust, BIMC provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 0.87%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Money Market Fund	0.35%	0.87%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $12,426 was paid from the Fund relating to these fees and expenses.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$—	$—
Level 2—Other Significant Observable Inputs	727,059,142	—
Level 3—Significant Unobservable Inputs	—	—

Total	$727,059,142	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then,

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008. The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Money Market Fund	$22,972,044	$—	$22,972,044

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

Total
	Undistributed		Accumulated	Accumulated
	Ordinary	Accumulated	Capital and	Earnings
	Income	Earnings	Other Losses	(Deficit)
AZL Money Market Fund	$(1)	$(1)	$(6,315)	$(6,316)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® NACM International Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL NACM International Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL NACM International Fund	$1,000.00	$889.90	$6.81	1.45%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL NACM International Fund	$1,000.00	$1,017.65	$7.27	1.45%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL NACM International Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Auto Components	0.3%
Automobiles	2.4
Beverages	2.3
Biotechnology	2.3
Capital Markets	1.3
Chemicals	8.5
Commercial Banks	7.0
Commercial Services & Supplies	3.6
Communications Equipment	0.6
Construction & Engineering	3.1
Diversified Financial Services	4.5
Diversified Telecommunication Services	5.7
Electric Utilities	3.0
Electrical Equipment	1.5
Electronic Equipment & Instruments	0.5
Food & Staples Retailing	0.9
Food Products	1.7
Hotels, Restaurants & Leisure	0.3
Industrial Conglomerates	3.3
Insurance	3.4
Leisure Equipment & Products	2.5
Machinery	0.3
Marine	4.9
Metals & Mining	8.2
Oil, Gas & Consumable Fuels	10.1
Personal Products	0.9
Pharmaceuticals	2.4
Real Estate Management & Development	3.3
Road & Rail	1.4
Software	0.4
Specialty Retail	0.5
Textiles, Apparel & Luxury Goods	0.4
Tobacco	1.7
Wireless Telecommunication Services	4.0
Short-Term Investments	15.4

112.6%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.2%):
Auto Components (0.3%):

5,200	Nokian Renkaat OYJ†	$248,120

Automobiles (2.4%):

9,007	DaimlerChrysler AG	554,798
4,607	Volkswagen AG†	1,324,197

		1,878,995

Beverages (2.3%):

8,500	Coca-Cola West Holdings Co., Ltd.	197,758
56,894	Diageo plc	1,044,829
36,000	Kirin Holdings Co., Ltd.	560,696

		1,803,283

Biotechnology (2.3%):

50,960	CSL, Ltd.	1,746,129

Capital Markets (1.3%):

7,156	Deutsche Boerse AG†	802,937
22,380	ICAP plc	239,326

		1,042,263

Chemicals (8.5%):

17,386	BASF AG	1,192,034
6,775	Bayer AG	567,728
4,330	Incitec Pivot, Ltd.	762,619
3,193	K+S AG†	1,825,244
7,653	Tessenderlo Chemie NV	406,066
20,700	Yara International ASA†	1,826,646

		6,580,337

Commercial Banks (7.0%):

34,162	Allied Irish Banks plc	526,533
110,341	Banco Santander Central Hispano SA	2,013,114
20,204	BNP Paribas, Inc.	1,809,958
12,414	National Bank of Greece SA	559,132
39,900	Nordea AB	546,431

		5,455,168

Commercial Services & Supplies (3.6%):

28,780	Aggreko plc	420,196
32,169	De La Rue plc	570,909
193	DeNA Co., Ltd.	1,140,396
59,853	Gruppo Editoriale L’Espresso SpA†	145,654
11,313	Paddy Power plc	354,937
380	Rakuten, Inc.	191,628

		2,823,720

Communications Equipment (0.6%):

20,052	Nokia OYJ	491,152

Construction & Engineering (3.1%):

3,760	ACS, Actividades de Construccion y Servicios SA	187,760
74,939	Downer EDII, Ltd.	493,043
9,900	FLSmidth & Co.†	1,085,333
63,000	Kinden Corp.	636,266

		2,402,402

Diversified Financial Services (4.5%):

104,600	DnB Nor ASA	1,326,550
286,000	First Pacific Co., Ltd.	180,271
36,500	Hitachi Capital Corp.	585,876
173,000	Hokuhoku Financial Group, Inc.	500,972
3,660	SFCG Co., Ltd.†	436,971
16,194	Standard Chartered plc	457,892

		3,488,532

Diversified Telecommunication Services (5.7%):

50,201	France Telecom SA†	1,473,519
204	Nippon Telegraph and Telephone Corp.	994,486
74,398	Telefonica SA	1,966,081

		4,434,086

Electric Utilities (3.0%):

4,840	E.On AG	974,122
115,017	Enel SpA†	1,091,247
1,900	Vestas Wind Systems A/S*	247,938

		2,313,307

Electrical Equipment (1.5%):

4,125	Alstom SA†	945,675
8,605	Prysmian SpA	217,302

		1,162,977

Electronic Equipment & Instruments (0.5%):

17,000	Matsushita Electric Industrial Co., Ltd.	364,615

Food & Staples Retailing (0.9%):

23,400	IZUMI Co., Ltd.†	360,872
14,723	Woolworths, Ltd.	344,530

		705,402

Food Products (1.7%):
45,927	Unilever plc	1,306,439

Hotels, Restaurants & Leisure (0.3%):

108,000	Shangri-La Asia, Ltd.	251,818

Industrial Conglomerates (3.3%):

166,000	Cheung Kong Infrastructure Holdings, Ltd.†	701,949
83,959	Cookson Group plc	1,043,561
81,000	Hutchison Whampoa, Ltd.	819,132

		2,564,642

Insurance (3.4%):

50,764	Prudential plc	537,614
96,195	Standard Life plc	398,266
6,535	Zurich Financial Services AG	1,669,040

		2,604,920

Leisure Equipment & Products (2.5%):

18,900	Heiwa Corp.	199,995
10,000	Nikon Corp.†	290,685

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Leisure Equipment & Products, continued

22,700	Sankyo Co., Ltd.	$1,478,970

		1,969,650

Machinery (0.3%):

15,017	Charter plc	258,447

Marine (4.9%):

11,330	Euronav SA†	548,459
52,000	Kawasaki Kisen Kaisha, Ltd.	491,235
65,000	Mitsui O.S.K. Lines, Ltd.	933,676
172,000	Nippon Yusen	1,650,705
128,000	Pacific Basin Shipping, Ltd.	181,707

		3,805,782

Metals & Mining (8.2%):

13,589	Anglo American plc	962,373
8,403	Arcelor	829,406
18,523	BHP Billiton plc	711,364
23,277	BHP Billiton, Ltd.	991,144
7,525	Eurasian Natural Resource Corp.*	199,119
9,354	Rio Tinto plc	1,146,733
4,154	Rio Tinto, Ltd.†	541,374
3,183	Voest-Alpine AG	261,031
9,589	Xstrata plc	761,982

		6,404,526

Oil, Gas & Consumable Fuels (10.1%):

30,492	BG Group plc	794,199
24,784	BP plc	287,485
28,355	Eni SpA	1,055,771
12,852	OMV AG	1,003,143
44,947	Royal Dutch Shell plc	1,806,228
34,313	Royal Dutch Shell plc	1,408,186
67,000	Singapore Petroleum Co., Ltd.	323,801
14,115	Total SA†	1,203,206

		7,882,019

Personal Products (0.9%):

10,850	Oriflame Cosmetics SA†	695,286

Pharmaceuticals (2.4%):

38,672	AstraZeneca plc	1,644,465
11,193	GlaxoSmithKline plc	247,346

		1,891,811

Real Estate Management & Development (3.3%):

87,000	Hang Lung Group, Ltd.	386,073
30,000	Kerry Properties, Ltd.	157,195
251,000	New World Developments Co., Ltd.†	509,877
145,000	Swire Pacific, Ltd., Class A	1,489,969

		2,543,114

Road & Rail (1.4%):

37	East Japan Railway Co.	301,202
147,053	Stagecoach Group plc	817,556

		1,118,758

Software (0.4%):

500	Nintendo Co., Ltd.	281,441

Specialty Retail (0.5%):

35,229	Game Group plc	202,962
32,800	The Daiei, Inc.*†	204,370

		407,332

Textiles, Apparel & Luxury Goods (0.4%):

3,200	Fast Retailing Co., Ltd.†	302,727

Tobacco (1.7%):

25,270	British American Tobacco plc	871,286
11,828	Imperial Tobacco Group plc	440,170

		1,311,456

Wireless Telecommunication Services (4.0%):

582,000	Hutchison Telecommunications International, Ltd.*	825,727
763,093	Vodafone Group plc	2,248,167

		3,073,894

Total Common Stocks (Cost $77,508,757)		75,614,550

Deposit Account (3.0%):
2,295,989	NTRS London Deposit Account	2,295,989

Total Deposit Account (Cost $2,295,989)		2,295,989

Collateral for Securities on Loan (12.4%):
9,662,020	Northern Trust Liquid Institutional Asset Portfolio	9,662,020

Total Collateral for Securities on Loan (Cost $9,662,020)		9,662,020

Total Investment Securities (Cost $89,466,766)(a) 112.6%		87,572,559
Net other assets (liabilities) (12.6)%		(9,765,598)

Net Assets 100.0%		$77,806,961

Percentages indicated are based on net assets as of June 30, 2008.

†	All or a portion of security is loaned as of June 30, 2008.
*	Non-income producing security

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

PLC—Public Liability Co.

SPA—Standby Purchase Agreement

(a)	Cost for federal income tax purposes is $90,001,977. The gross unrealized appreciation/(depreciation) on a tax basis as follows:

Unrealized appreciation	$3,678,533
Unrealized depreciation	(6,107,951)

Net unrealized depreciation	$(2,429,418)

As of June 30, 2008 the Fund’s open foreign currency exchange contracts were as follows:

	Delivery	Contract		Appreciation/
Long Contract	Date	Amount	Fair Value	(Depreciation)

Received 477,538 Japanese Yen in exchange for U.S. Dollars	7/1/2008	$4,431	$4,498	$67

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United Kingdom	26.4%
Japan	15.5%
Germany	9.3%
France	7.0%
Hong Kong	6.8%
Australia	6.3%
Spain	5.4%
Norway	4.1%
Italy	3.2%
United States	3.0%
Switzerland	2.1%
Denmark	1.7%
Austria	1.6%
Sweden	1.6%
Belgium	1.2%
Ireland	1.1%
Luxembourg	1.1%
Finland	1.0%
Greece	0.7%
Singapore	0.4%
Kazakstan	0.3%
Bermuda	0.2%

100.0%

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL NACM
International
Fund

Assets:
Investment securities, at cost	$89,466,766

Investment securities, at value*	$87,572,559
Interest and dividends receivable	93,195
Foreign currency, at value (cost $38,995)	38,995
Receivable for forward foreign currency contracts	67
Reclaim receivable	57,050
Prepaid expenses	533

Total Assets	87,762,399

Liabilities:
Payable for investments purchased	4,498
Payable for capital shares redeemed	136,363
Payable for return of collateral received	9,662,020
Manager fees payable	62,082
Administration fees payable	2,890
Distribution fees payable	16,231
Administrative and compliance services fees payable	646
Trustee fees payable	7
Other accrued liabilities	70,701

Total Liabilities	9,955,438

Net Assets	$77,806,961

Net Assets Consist of:
Capital	$92,309,053
Accumulated net investment income/(loss)	1,027,328
Accumulated net realized gains/(losses) from investment transactions	(13,638,078)
Net unrealized appreciation/(depreciation) on investments	(1,891,342)

Net Assets	$77,806,961

Shares of beneficial interest (unlimited number of shares authorized, no par value)	9,165,707
Net Asset Value (offering and redemption price per share)	$8.49

*	Includes securities on loan of $9,148,893.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL NACM
International
Fund

Investment Income:
Interest	$21,902
Dividends	1,674,969
Income from securities lending	30,763
Foreign withholding tax	(168,458)

Total Investment Income	1,559,176

Expenses:
Manager fees	324,547
Administration fees	21,113
Distribution fees	95,455
Custodian fees	78,488
Administrative and compliance service fees	1,292
Trustees’ fees	3,307
Professional fees	6,918
Shareholder reports	6,109
Recoupment of prior expenses reimbursed by the Manager	1,282
Other expenses	15,127

Total expenses before reductions	553,638
Less expenses paid indirectly	(149)

Net expenses	553,489

Net Investment Income/(Loss)	1,005,687

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(7,770,985)
Change in unrealized appreciation/(depreciation) on investments	(2,372,863)

Net Realized/ Unrealized Gains/(Losses) on Investments	(10,143,848)

Change in Net Assets Resulting from Operations	$(9,138,161)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL NACM
	International Fund
	Six Months	May 1,
	Ended	2007 to
	June 30,	December 31,
	2008	2007(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,005,687	$401,475
Net realized gains/(losses) on investment transactions	(7,770,985)	(6,106,148)
Change in unrealized appreciation/(depreciation) on investments	(2,372,863)	481,521

Change in net assets resulting from operations	(9,138,161)	(5,223,152)

Dividends to Shareholders:
From net investment income	—	(169,762)

Change in net assets resulting from dividends to shareholders	—	(169,762)

Capital Transactions:
Proceeds from shares issued	17,453,365	96,888,354
Proceeds from dividends reinvested	—	169,762
Value of shares redeemed	(10,001,532)	(12,171,913)

Change in net assets resulting from capital transactions	7,451,833	84,886,203

Change in net assets	(1,686,328)	79,493,289
Net Assets:
Beginning of period	79,493,289	—

End of period	$77,806,961	$79,493,289

Accumulated net investment income/(loss)	$1,027,328	$21,641

Share Transactions:
Shares issued	2,000,818	9,561,298
Dividends reinvested	—	17,851
Shares redeemed	(1,172,079)	(1,242,181)

Change in shares	828,739	8,336,968

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months	May 1,
	Ended	2007 to
	June 30,	December 31,
	2008	2007(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.54	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.11	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	(1.16)	(0.49)

Total from Investment Activities	(1.05)	(0.44)

Dividends to Shareholders From:
Net Investment Income	—	(0.02)

Total Dividends	—	(0.02)

Net Asset Value, End of Period	$8.49	$9.54

Total Return(b) (c)	(11.01)%	(4.39)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$77,807	$79,493
Net Investment Income/(Loss)(d)	2.64%	0.78%
Expenses Before Reductions(d) (e)	1.45%	1.43%
Expenses Net of Reductions(d)	1.45%	1.38%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	1.45%	N/A
Portfolio Turnover Rate(c)	73.76%	138.59%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL NACM International Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund
All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL NACM International Fund	$9,662,748	$9,148,893

The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio, and the non-cash collateral represented U.S. Treasury Notes at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Nicholas - Applegate Capital Management, LLC (“NACM”), NACM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.45%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
NACM International Fund	0.85%	1.45%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

Expires
12/31/2010
NACM International Fund	$27,431

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $1,394 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $22,134 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$9,662,020	$—
Level 2—Other Significant Observable Inputs	77,910,539	67
Level 3—Significant Unobservable Inputs	—	—

Total	$87,572,559	$67

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL NACM International Fund	$66,718,426	$54,586,979

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL NACM International Fund	$169,762	$—	$169,762

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

Total
			Accumulated		Accumulated
	Undistributed	Accumulated	Capital and	Unrealized	Earnings
	Ordinary Income	Earnings	Other Losses	Appreciation(a)	(Deficit)
AZL NACM International Fund	$28,570	$28,570	$(5,516,817)	$124,316	$(5,363,931)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Neuberger
Berman Regency Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Neuberger Berman Regency Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Neuberger Berman Regency Fund	$1,000.00	$940.20	$5.16	1.07%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Neuberger Berman Regency Fund	$1,000.00	$1,019.54	$5.37	1.07%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Neuberger Berman Regency Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Aerospace & Defense	2.8%
Auto Components	1.0
Automobiles	1.0
Beverages	1.5
Capital Markets	5.7
Commercial Banks	1.9
Communications Equipment	1.2
Construction & Engineering	1.9
Distributors	2.9
Diversified Financial Services	1.1
Electric Utilities	7.3
Electronic Equipment & Instruments	2.8
Energy Equipment & Services	5.4
Food Products	1.9
Health Care Equipment & Supplies	1.2
Health Care Providers & Services	3.1
Hotels, Restaurants & Leisure	1.9
Household Durables	2.2
Household Products	1.1
Independent Power Producers & Energy Traders	3.8
Industrial Conglomerate	1.5
Insurance	3.1
IT Services	2.7
Machinery	4.1
Marine	0.9
Media	1.4
Metals & Mining	8.4
Multiline Retail	2.3
Oil, Gas & Consumable Fuels	9.6
Personal Products	1.9
Pharmaceuticals	3.1
Real Estate Investment Trusts (REITs)	3.3
Semiconductors & Semiconductor Equipment	0.9
Software	1.0
Specialty Retail	0.6
Short-Term Investments	29.0

125.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.5%):
Aerospace & Defense (2.8%):

25,900	Empresa Brasileira de Aeronautica SA, ADR	$686,350
11,300	L-3 Communications Holdings, Inc.	1,026,831
49,500	Spirit Aerosystems Holdings, Inc.*	949,410

		2,662,591

Auto Components (1.0%):

19,900	WABCO Holdings, Inc.	924,554

Automobiles (1.0%):

25,800	Harley-Davidson, Inc.†	935,508

Beverages (1.5%):

73,200	Constellation Brands, Inc.*	1,453,752

Capital Markets (5.7%):

71,400	Invesco, Ltd.†	1,712,172
84,400	Jefferies Group, Inc.†	1,419,608
24,900	Legg Mason, Inc.	1,084,893
33,000	Morgan Stanley	1,190,310

		5,406,983

Commercial Banks (1.9%):

118,700	National City Corp.†	566,199
39,300	Zions Bancorp†	1,237,557

		1,803,756

Communications Equipment (1.2%):

132,000	Arris Group, Inc.*†	1,115,400

Construction & Engineering (1.9%):

44,800	Chicago Bridge & Iron Co.,
	New York Registered Shares	1,783,936

Distributors (2.9%):

55,000	Eagle Bulk Shipping, Inc.†	1,626,350
62,400	Ingram Micro, Inc., Class A*	1,107,600

		2,733,950

Diversified Financial Services (1.1%):

30,600	Moody’s Corp.†	1,053,864

Electric Utilities (7.3%):

44,700	DPL, Inc.†	1,179,186
121,900	Dynegy, Inc.*†	1,042,245
7,700	Entergy Corp.	927,696
22,500	FirstEnergy Corp.	1,852,425
36,200	PPL Corp.	1,892,174

		6,893,726

Electronic Equipment & Instruments (2.8%):

25,800	Anixter International, Inc.*†	1,534,842
42,200	Avnet, Inc.*	1,151,216

		2,686,058

Energy Equipment & Services (5.4%):

20,600	National-Oilwell Varco, Inc.*	1,827,632
28,500	Noble Corp.	1,851,360
19,200	Oceaneering International, Inc.*	1,479,360

		5,158,352

Food Products (1.9%):

64,200	ConAgra Foods, Inc.	1,237,776
27,800	Smithfield Foods, Inc.*†	552,664

		1,790,440

Health Care Equipment & Supplies (1.2%):

23,800	Covidien, Ltd.	1,139,782

Health Care Providers & Services (3.1%):

26,800	Aetna, Inc.	1,086,204
29,500	CIGNA Corp.	1,044,005
28,200	Coventry Health Care, Inc.*	857,844

		2,988,053

Hotels, Restaurants & Leisure (1.9%):

39,100	Brinker International, Inc.†	738,990
34,100	Darden Restaurants, Inc.	1,089,154

		1,828,144

Household Durables (2.2%):

2,770	NVR, Inc.*†	1,385,221
11,400	Whirlpool Corp.†	703,722

		2,088,943

Household Products (1.1%):

13,800	Energizer Holdings, Inc.*†	1,008,642

Independent Power Producers & Energy Traders (3.8%):

18,900	Constellation Energy Group, Inc.	1,551,690
12,800	Mirant Corp.*†	501,120
37,500	NRG Energy, Inc.*	1,608,750

		3,661,560

Industrial Conglomerate (1.5%):

23,500	McDermott International, Inc.*†	1,454,415

Insurance (3.1%):

25,600	Assurant, Inc.	1,688,576
26,800	StanCorp Financial Group, Inc.	1,258,528

		2,947,104

IT Services (2.7%):

34,200	Affiliated Computer Services, Inc., Class A*	1,829,358
20,800	Fidelity National Information Services, Inc.	767,728

		2,597,086

Machinery (4.1%):

16,100	Eaton Corp.	1,368,017
41,000	Sterlite Industries (India), Ltd.*†	651,900
36,000	Terex Corp.*	1,849,320

		3,869,237

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Marine (0.9%):

28,107	Ship Finance International, Ltd.†	$830,000

Media (1.4%):

33,200	McGraw-Hill Cos., Inc. (The)	1,331,984

Metals & Mining (8.4%):

13,000	Cleveland-Cliffs, Inc.	1,549,470
26,100	Freeport-McMoRan Copper & Gold, Inc., Class A	3,058,659
30,000	Teck Cominco, Ltd., Class B†	1,438,500
10,400	United States Steel Corp.	1,921,712

		7,968,341

Multiline Retail (2.3%):

31,900	J.C. Penney Co., Inc.	1,157,651
53,700	Macy’s, Inc.	1,042,854

		2,200,505

Oil, Gas & Consumable Fuels (9.6%):

18,000	Canadian Natural Resources, Ltd.†	1,804,500
45,100	Denbury Resources, Inc.*	1,646,150
30,900	Southwestern Energy Co.*	1,471,149
65,005	Talisman Energy, Inc.	1,438,561
15,800	Whiting Petroleum Corp.*	1,676,064
15,575	XTO Energy, Inc.	1,067,043

		9,103,467

Personal Products (1.9%):

56,000	NBTY, Inc.*	1,795,360

Pharmaceuticals (3.1%):

51,200	Endo Pharmaceuticals Holdings, Inc.*†	1,238,528
34,800	Shire plc, ADR†	1,709,724

		2,948,252

Real Estate Investment Trusts (REITs) (3.3%):

75,900	Annaly Capital Management, Inc.†	1,177,209
30,500	Developers Diversified Realty Corp.†	1,058,655
10,500	Ventas, Inc.	446,985
4,800	Vornado Realty Trust	422,400

		3,105,249

Semiconductors & Semiconductor Equipment (0.9%):

44,300	International Rectifier Corp.*†	850,560

Software (1.0%):

59,400	Cadence Design Systems, Inc.*	599,940
14,100	Check Point Software Technologies, Ltd.*	333,747

		933,687

Specialty Retail (0.6%):

18,600	TJX Cos., Inc.	585,342

Total Common Stocks (Cost $89,049,547)		91,638,583

Deposit Account (4.2%):
4,005,226	NTRS London Deposit Account	4,005,226

Total Deposit Account (Cost $4,005,226)		4,005,226

Collateral for Securities on Loan (24.8%):
23,533,293	Northern Trust Liquid Institutional Asset Portfolio	23,533,293

Total Collateral for Securities on Loan (Cost $23,533,293)		23,533,293

Total Investment Securities (Cost $116,588,066)(a) 125.5%		119,177,102
Net other assets (liabilities) (25.5)%		(24,227,410)

Net Assets 100.0%		$94,949,692

Percentages indicated are based on net assets as of June 30, 2008.

ADR—American Depository Receipt

PLC—Public Liability Co.

*	Non-income producing security

†	All or a portion of security is loaned as of June 30, 2008.

(a)	Cost for federal income tax purposes is $116,995,088. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Unrealized appreciation	$13,570,334
Unrealized depreciation	(11,388,320)

Net unrealized appreciation	$2,182,014

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United States	86.0%
Canada	4.9%
Bermuda	2.1%
Netherlands	1.9%
United Kingdom	1.8%
Panama	1.5%
Brazil	0.7%
India	0.7%
Israel	0.4%

100.0%

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL
Neuberger
Berman
Regency
Fund

Assets:
Investment securities, at cost	$116,588,066

Investment securities, at value*	$119,177,102
Interest and dividends receivable	119,157
Receivable for investments sold	144,625
Prepaid expenses	614

Total Assets	119,441,498

Liabilities:
Payable for investments purchased	243,953
Payable for capital shares redeemed	613,308
Payable for return of collateral received	23,533,293
Manager fees payable	61,911
Administration fees payable	3,646
Distribution fees payable	20,637
Administrative and compliance services fees payable	744
Trustee fees payable	9
Other accrued liabilities	14,305

Total Liabilities	24,491,806

Net Assets	$94,949,692

Net Assets Consist of:
Capital	$97,940,024
Accumulated net investment income/(loss)	682,770
Accumulated net realized gains/(losses) from investment transactions	(6,262,193)
Net unrealized appreciation/(depreciation) on investments	2,589,091

Net Assets	$94,949,692

Shares of beneficial interest (unlimited number of shares authorized, no par value)	9,591,517
Net Asset Value (offering and redemption price per share)	$9.90

*	Includes securities on loan of $24,456,038.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL
Neuberger
Berman
Regency
Fund

Investment Income:
Interest	$14,800
Dividends	669,785
Income from securities lending	45,255
Foreign withholding tax	812

Total Investment Income	730,652

Expenses:
Manager fees	342,010
Administration fees	18,164
Distribution fees	114,003
Custodian fees	8,965
Administrative and compliance service fees	1,488
Trustees’ fees	2,829
Professional fees	6,102
Shareholder reports	6,921
Other expenses	3,225

Total expenses before reductions	503,707
Less expenses paid indirectly	(14,746)

Net expenses	488,961

Net Investment Income/(Loss)	241,691

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(521,005)
Change in unrealized appreciation/(depreciation) on investments	(5,884,258)

Net Realized/Unrealized Gains/(Losses) on Investments	(6,405,263)

Change in Net Assets Resulting from Operations	$(6,163,572)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Neuberger
	Berman Regency Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$241,691	$441,306
Net realized gains/(losses) on investment transactions	(521,005)	(5,182,681)
Change in unrealized appreciation/(depreciation) on investments	(5,884,258)	5,881,737

Change in net assets resulting from operations	(6,163,572)	1,140,362

Dividends to Shareholders:
From net investment income	—	(6,909)

Change in net assets resulting from dividends to shareholders	—	(6,909)

Capital Transactions:
Proceeds from shares issued	23,024,413	69,168,331
Proceeds from dividends reinvested	—	6,909
Value of shares redeemed	(16,287,875)	(41,466,477)

Change in net assets resulting from capital transactions	6,736,538	27,708,763

Change in net assets	572,966	28,842,216
Net Assets:
Beginning of period	94,376,726	65,534,510

End of period	$94,949,692	$94,376,726

Accumulated net investment income/ (loss)	$682,770	$441,079

Share Transactions:
Shares issued	2,299,324	6,389,364
Dividends reinvested	—	676
Shares redeemed	(1,667,811)	(3,890,126)

Change in shares	631,513	2,499,914

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund
Financial Highlights
(Selected data for a share of benefical interest outstanding throughout the period indicated)

	Six Months	For the
	Ended	Year Ended	May 1, 2006 to
	June 30,	December 31,	December 31,
	2008	2007	2006(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.53	$10.14	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.02	0.05	0.03
Net Realized and Unrealized Gains/(Losses) on Investments	(0.65)	0.34	0.14

Total from Investment Activities	(0.63)	0.39	0.17

Dividends to Shareholders From:
Net Investment Income	—	— (b)	(0.03)

Total Dividends	—	— (b)	(0.03)

Net Asset Value, End of Period	$9.90	$10.53	$10.14

Total Return(c) (d)	(5.98)%	3.85%	1.72%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$94,950	$94,377	$65,535
Net Investment Income/(Loss)(e)	0.53%	0.50%	0.59%
Expenses Before Reductions(e) (f)	1.10%	1.10%	1.14%
Expenses Net of Reductions(e)	1.07%	1.07%	1.12%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e) (g)	1.10%	1.10%	1.14%
Portfolio Turnover Rate(d)	25.58%	62.98%	16.03%

(a)	Period from commencement of operations.

(b)	Amount less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Neuberger Berman Regency Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund, continued
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund, continued
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund, continued
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Neuberger Berman Regency Fund	$25,189,188	$24,456,038

The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio, and the non-cash collateral represents a U.S. Treasury Note at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Neuberger Berman Management Inc. (“Neuberger Berman”), Neuberger Berman provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.30%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Neuberger Berman Regency Fund	0.75%	1.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion,

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund, continued
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $1,631 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $6,760 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$115,171,876	$—
Level 2—Other Significant Observable Inputs	4,005,226	—
Level 3—Significant Unobservable Inputs	—	—

Total	$119,177,102	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Neuberger Berman Regency Fund, continued
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Neuberger Berman Regency Fund	$28,731,231	$22,745,453

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

At December 31, 2007 the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Expires	Expires
	12/31/2014	12/31/2015
AZL Neuberger Berman Regency Fund	$523,057	$4,112,229

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had $1,048,615 of deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending December 31, 2007.

The tax character of dividends paid to shareholders during the fiscal year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Gains	Distributions(a)
AZL Neuberger Berman Regency Fund	$6,909	$—	$6,909

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

			Accumulated		Total
	Undistributed	Accumulated	Capital and	Unrealized	Accumulated
	Ordinary Income	Earnings	Other Losses	Appreciation(a)	Earnings
AZL Neuberger Berman Regency Fund	$441,079	$441,079	$(5,683,901)	$8,416,062	$3,173,240

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® OCC
Opportunity Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL OCC Opportunity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL OCC Opportunity Fund	$1,000.00	$848.40	$4.83	1.05%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL OCC Opportunity Fund	$1,000.00	$1,019.64	$5.27	1.05%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Expense Examples and Portfolio Composition continued
(Unaudited)

The AZL OCC Opportunity Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Aerospace & Defense	0.8%
Airline	1.0
Auto Components	0.4
Biotechnology	2.5
Capital Markets	1.5
Chemicals	2.2
Commercial Services & Supplies	8.1
Communications Equipment	1.4
Computers & Peripherals	0.1
Diversified Financial Services	2.1
Diversified Telecommunication Services	2.4
Electric Utilities	1.7
Electrical Equipment	0.9
Energy Equipment & Services	4.9
Food Products	0.8
Health Care Equipment & Supplies	3.6
Health Care Providers & Services	1.7
Health Care Technology	1.7
Hotels, Restaurants & Leisure	7.6
Internet Software & Services	5.5
IT Services	3.5
Leisure Equipment & Products	0.9
Machinery	2.9
Marine	1.0
Oil, Gas & Consumable Fuels	13.2
Pharmaceuticals	9.0
Road & Rail	3.5
Semiconductors & Semiconductor Equipment	5.5
Software	5.3
Textiles, Apparel & Luxury Goods	1.1
Transportation Infrastructure	3.0
Short-Term Investments	33.6

133.4%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value

Common Stocks (99.8%):
Aerospace & Defense (0.8%):

48,859	Aerovironment, Inc.*	$1,327,988

Airline (1.0%):

54,424	Copa Holdings SA, Class A	1,532,580

Auto Components (0.4%):

33,500	LKQ Corp.*†	605,345

Biotechnology (2.5%):

143,456	Cubist Pharmaceuticals, Inc.*†	2,562,124
879,132	Indevus Pharmaceuticals, Inc.*†	1,380,237

		3,942,361

Capital Markets (1.5%):

72,700	Interactive Brokers Group, Inc., Class A*	2,335,851

Chemicals (2.2%):

52,630	Intrepid Potash, Inc.*	3,462,001

Commercial Services & Supplies (8.1%):

168,400	AerCap Holdings NV*†	2,126,892
45,496	American Public Education*	1,776,164
79,216	Huron Consulting Group, Inc.*	3,591,653
313,807	Innerworkings, Inc.*†	3,753,132
148,800	MPS Group, Inc.*	1,581,744

		12,829,585

Communications Equipment (1.4%):

179,101	Starent Networks Corp.*†	2,253,091

Computers & Peripherals (0.1%):

19,605	Universal Display Corp.*†	241,534

Diversified Financial Services (2.1%):

302,704	Nelnet, Inc., Class A	3,399,366

Diversified Telecommunication Services (2.4%):

133,004	Cogent Communications Group, Inc.*†	1,782,254
120,200	Switch & Data Facilities Co., Inc.*	2,042,198

		3,824,452

Electric Utilities (1.7%):

151,927	EnerNOC, Inc.*†	2,727,090

Electrical Equipment (0.9%):

137,991	Orion Energy Systems, Inc.*†	1,379,910

Energy Equipment & Services (4.9%):

87,500	Complete Production Services, Inc.*	3,186,750

243,500	Pioneer Drilling Co.*	4,580,235

		7,766,985

Food Products (0.8%):

34,900	Green Mountain Coffee Roasters, Inc.*†	1,311,193

Health Care Equipment & Supplies (3.6%):

85,030	Abaxis, Inc.*	2,051,774
102,800	Cepheid, Inc.*	2,890,736
29,396	Immucor, Inc.*	760,768

		5,703,278

Health Care Providers & Services (1.7%):

147,226	IPC Hospitalist Co. (The)*	2,770,793

Health Care Technology (1.7%):

153,033	Phase Forward, Inc.*	2,750,003

Hotels, Restaurants & Leisure (7.6%):

126,600	BJ’s Restaurants, Inc.*†	1,231,818
127,460	Life Time Finess, Inc.*†	3,766,443
433,998	Pinnacle Entertainment, Inc.*†	4,552,639
91,500	Red Robin Gourmet Burgers*†	2,538,210

		12,089,110

Internet Software & Services (5.5%):

141,500	Ariba, Inc.*	2,081,465
98,252	Omniture, Inc.*†	1,824,540
180,087	VistaPrint, Ltd.*†	4,819,128

		8,725,133

IT Services (3.5%):

241,550	Bluephoenix Solutions, Ltd.*†	1,113,545
262,400	Sapient Corp.*	1,684,608
81,433	Syntel, Inc.	2,745,921

		5,544,074

Leisure Equipment & Products (0.9%):

169,536	LeapFrog Enterprises, Inc.*†	1,410,540

Machinery (2.9%):

32,252	Chart Industries, Inc.*	1,568,737
2,586	Dynamic Materials Corp.	85,209
57,700	Titan International, Inc.	2,055,274
182,500	Turbochef Technologies, Inc.*†	872,350

		4,581,570

Marine (1.0%):

159,500	Navios Maritime Holdings, Inc.	1,545,555

Oil, Gas & Consumable Fuels (13.2%):

30,400	Bill Barrett Corp.*	1,806,064
59,600	Comstock Resources, Inc.*	5,032,028
78,800	Delta Petroleum Corp.*†	2,010,976
130,022	Petrohawk Energy Corp.*	6,021,319
122,787	PetroQuest Energy, Inc.*	3,302,970
83,234	RPC, Inc.	1,398,331
42,600	Tesco Corp.*	1,361,070

		20,932,758

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Pharmaceuticals (9.0%):

73,100	BioMarin Pharmaceutical, Inc.*	$2,118,438
172,320	Cardiome Pharma Corp.*†	1,516,416
784,036	Durect Corp.*†	2,877,412
253,112	Halozyme Therapeutics, Inc.*†	1,361,743
268,838	POZEN, Inc.*†	2,924,957
62,321	Sepracor, Inc.*	1,241,434
22,400	United Therapeutics Corp.*†	2,189,600

		14,230,000

Road & Rail (3.5%):

119,130	Celadon Group, Inc.*	1,190,109
141,100	Knight Transportation, Inc.†	2,582,130
58,500	Old Dominion Freight Line, Inc.*	1,756,170

		5,528,409

Semiconductors & Semiconductor Equipment (5.5%):

66,100	Atheros Communications*	1,983,000
52,360	Microsemi Corp.*	1,318,425
58,796	Netlogic Microsystems, Inc.*†	1,952,027
157,324	Verigy, Ltd.*	3,572,828

		8,826,280

Software (5.3%):

105,523	Commvault Systems, Inc.*†	1,755,903
42,200	Concur Technologies, Inc.*†	1,402,306
69,314	Taleo Corp., Class A*	1,357,861
33,300	Ultimate Software Group, Inc.*	1,186,479
252,025	Wind River Systems, Inc.*	2,744,552

		8,447,101

Textiles, Apparel & Luxury Goods (1.1%):

67,750	Under Armor, Inc.*†	1,737,110

Transportation Infrastructure (3.0%):

117,435	Aegean Marine Petroleum Network, Inc.	4,778,430

Total Common Stocks (Cost $164,163,401)		158,539,476

Collateral for Securities on Loan (33.6%):
53,275,288	Allianz Dresdner Daily Asset Fund#	53,275,288

Total Collateral for Securities on Loan (Cost $53,275,288)		53,275,288

Total Investment Securities (Cost $217,438,689)(a) 133.4%		211,814,764
Net other assets (liabilities) (33.4)%		(53,039,254)

Net Assets 100.0%		$158,775,510

Percentages indicated are based on net assets as of June 30, 2008.

*	Non-income producing security

†	All or a portion of security is loaned as of June 30, 2008.

#	Investment in affiliate.

ADR—American Depository Receipt

(a)	Cost for federal income tax purposes is $223,712,672. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$17,349,986
Unrealized depreciation	(29,247,894)

Net unrealized depreciation	$(11,897,908)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United States	87.6%
Bermuda	3.0%
Greece	3.0%
Singapore	2.3%
Canada	1.8%
Netherlands	1.3%
Panama	1.0%

100.0%

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL OCC
Opportunity
Fund

Assets:
Investment securities, at cost	$217,438,689

Investment securities, at value*†	$211,814,764
Interest and dividends receivable	5,825
Receivable for capital shares issued	6,772
Receivable for investments sold	4,594,855
Prepaid expenses	1,301

Total Assets	216,423,517

Liabilities:
Cash overdraft	924,367
Payable for investments purchased	2,978,912
Payable for capital shares redeemed	295,131
Payable for return of collateral received	53,275,288
Manager fees payable	117,135
Administration fees payable	5,992
Distribution fees payable	34,452
Administrative and compliance services fees payable	1,482
Trustee fees payable	14
Other accrued liabilities	15,234

Total Liabilities	57,648,007

Net Assets	$158,775,510

Net Assets Consist of:
Capital	$165,201,686
Accumulated net investment income/(loss)	(355,862)
Accumulated net realized gains/(losses) from investment transactions	(446,389)
Net unrealized appreciation/(depreciation) on investments	(5,623,925)

Net Assets	$158,775,510

Shares of beneficial interest (unlimited number of shares authorized, no par value)	12,500,681
Net Asset Value (offering and redemption price per share)	$12.70

*	Includes securities on loan of $50,819,626.

†	Includes investment in affiliate of $53,275,288.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL OCC
Opportunity
Fund

Investment Income:
Interest	$42,727
Dividends	77,290
Income from securities lending	358,954

Total Investment Income	478,971

Expenses:
Manager fees	678,948
Administration fees	29,448
Distribution fees	199,691
Custodian fees	15,950
Administrative and compliance service fees	2,964
Trustees’ fees	4,776
Professional fees	10,260
Shareholder reports	16,441
Other expenses	4,568

Total expenses before reductions	963,046
Less expenses paid indirectly	(128,213)

Net expenses	834,833

Net Investment Income/(Loss)	(355,862)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(12,837,426)
Change in unrealized appreciation/(depreciation) on investments	(16,232,702)

Net Realized/Unrealized Gains/(Losses) on Investments	(29,070,128)

Change in Net Assets Resulting from Operations	$(29,425,990)

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL OCC
	Opportunity Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(355,862)	$(852,148)
Net realized gains/(losses) on investment transactions	(12,837,426)	15,314,958
Change in unrealized appreciation/(depreciation) on investments	(16,232,702)	(2,280,903)

Change in net assets resulting from operations	(29,425,990)	12,181,907

Dividends to Shareholders:
From net realized gains on investments	—	(24,083,079)

Change in net assets resulting from dividends to shareholders	—	(24,083,079)

Capital Transactions:
Proceeds from shares issued	17,382,477	72,932,635
Proceeds from dividends reinvested	—	24,083,079
Value of shares redeemed	(24,511,197)	(48,471,775)

Change in net assets resulting from capital transactions	(7,128,720)	48,543,939

Change in net assets	(36,554,710)	36,642,767
Net Assets:
Beginning of period	195,330,220	158,687,453

End of period	$158,775,510	$195,330,220

Accumulated net investment income/(loss)	$(355,862)	$—

Share Transactions:
Shares issued	1,387,871	4,386,993
Dividends reinvested	—	1,603,401
Shares redeemed	(1,932,950)	(2,963,744)

Change in shares	(545,079)	3,026,650

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended
	June 30,	For the Year Ended December 31,
	2008	2007	2006	2005	2004	2003
	(Unaudited)

Net Asset Value, Beginning of Period	$14.97	$15.84	$14.69	$13.98	$13.01	$8.09

Investment Activities:
Net Investment Income/(Loss)	(0.03)	(0.07)	(0.14)	(0.14)	(0.11)	(0.07)
Net Realized and Unrealized Gains/(Losses) on Investments	(2.24)	1.49	1.80	0.85	1.11	5.09

Total from Investment Activities	(2.27)	1.42	1.66	0.71	1.00	5.02

Dividends to Shareholders From:
Net Realized Gains	—	(2.29)	(0.51)	—	(0.03)	(0.10)

Total Dividends	—	(2.29)	(0.51)	—	(0.03)	(0.10)

Net Asset Value, End of Period	$12.70	$14.97	$15.84	$14.69	$13.98	$13.01

Total Return(a) (b)	(15.16)%	8.89%	11.68%	5.08%	7.76%	62.03%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$158,776	$195,330	$158,687	$132,560	$122,817	$64,589
Net Investment Income/(Loss)(c)	(0.45)%	(0.47)%	(0.92)%	(1.06)%	(1.02)%	(1.11)%
Expenses Before Reductions(c) (d)	1.21%	1.21%	1.22%	1.35%	1.32%	1.39%
Expenses Net of Reductions(c)	1.05%	1.10%	1.20%	1.35%	1.32%	1.25%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.21%	1.21%	1.22%	N/A	N/A	N/A
Portfolio Turnover Rate(b)	101.81%	183.55%	269.47%	193.67%	189.43%	174.59%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL OCC Opportunity Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL OCC Opportunity Fund	$53,275,288	$50,819,626

The Fund received cash collateral for securities loaned. The cash was invested in an Allianz Dresdner Daily Asset Fund at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Oppenheimer Capital LLC (“OCC”), OCC provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.35%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL OCC Opportunity Fund	0.85%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Fund’s lending agent is Dresdner Bank, AG (the “Agent”), an affiliate of the Manager. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 20% of the income earned from securities lending. During the period ended June 30, 2008, the Agent received $164,442 in fees for acting as the Securities Lending Agent.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion,

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $3,037 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $25,833 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$211,814,764	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$211,814,764	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL OCC Opportunity Fund	$164,551,426	$171,385,228

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL OCC Opportunity Fund	$9,048,814	$15,034,265	$24,083,079

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Opportunity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed		Accumulated		Total
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Other Losses	Appreciation(a)	Earnings
AZL OCC Opportunity Fund	$10,886,473	$5,717,294	$16,603,767	$(1,977,926)	$8,373,973	$22,999,814

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® OCC Value Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL OCC Value Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL OCC Value Fund	$1,000.00	$767.20	$4.70	1.07%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL OCC Value Fund	$1,000.00	$1,019.54	$5.37	1.07%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL OCC Value Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Aerospace & Defense	5.4%
Biotechnology	1.9
Capital Markets	2.9
Chemicals	1.0
Commercial Banks	2.6
Commercial Services & Supplies	0.9
Diversified Financial Services	10.7
Electric Utilities	4.7
Food & Staples Retailing	3.3
Food Products	5.2
Health Care Providers & Services	4.6
Hotels, Restaurants & Leisure	3.2
Industrial Conglomerates	4.4
Insurance	3.3
Multi-Utilities	1.0
Multiline Retail	3.2
Oil, Gas & Consumable Fuels	22.7
Pharmaceuticals	1.1
Real Estate Investment Trusts (REITs)	4.5
Semiconductors & Semiconductor Equipment	1.0
Software	1.3
Specialty Retail	0.7
Thrifts & Mortgage Finance	1.6
Short-Term Investments	21.5

112.7%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (91.2%):
Aerospace & Defense (5.4%):

124,700	Boeing Co. (The)	$8,195,284
131,000	Raytheon Co.	7,372,680

		15,567,964

Biotechnology (1.9%):

55,000	ImClone Systems, Inc.*	2,225,300
138,100	Regeneron Pharmaceuticals, Inc.*†	1,994,164
111,300	Theravance, Inc.*†	1,321,131

		5,540,595

Capital Markets (2.9%):

273,100	Lehman Brothers Holdings, Inc.†	5,410,111
78,000	Morgan Stanley	2,813,460

		8,223,571

Chemicals (1.0%):

138,000	Nalco Holding Co.†	2,918,700

Commercial Banks (2.6%):

150,200	Bank of New York Mellon Corp.	5,682,066
390,000	National City Corp.†	1,860,300

		7,542,366

Commercial Services & Supplies (0.9%):

70,000	Brady Corp., Class A†	2,417,100

Diversified Financial Services (10.7%):

152,000	Bank of America Corp.	3,628,240
201,000	Capital One Financial Corp.†	7,640,010
701,700	CIT Group, Inc.	4,778,577
354,000	Citigroup, Inc.	5,933,040
255,300	JP Morgan Chase & Co.	8,759,343

		30,739,210

Electric Utilities (4.7%):

89,900	Duke Energy Corp.	1,562,462
344,000	Southern Co.†	12,012,480

		13,574,942

Food & Staples Retailing (3.3%):

129,200	Supervalu, Inc.	3,990,988
202,721	SYSCO Corp.†	5,576,855

		9,567,843

Food Products (5.2%):

52,600	Smithfield Foods, Inc.*†	1,045,688
493,300	Unilever PLC ADR†	14,014,653

		15,060,341

Health Care Providers & Services (4.6%):

80,000	Aetna, Inc.	3,242,400
210,500	WellPoint, Inc.*†	10,032,430

		13,274,830

Hotels, Restaurants & Leisure (3.2%):

263,000	Yum! Brands, Inc.	9,228,670

Industrial Conglomerates (4.4%):

71,000	3M Co.	4,940,890
289,000	General Electric Co.	7,713,410

		12,654,300

Insurance (3.3%):

58,000	Allstate Corp. (The)	2,644,220
65,600	American International Group, Inc.	1,735,776
41,000	Genworth Financial, Inc.†	730,210
54,000	Hartford Financial Services Group, Inc.	3,486,780
215,870	MBIA, Inc.†	947,669

		9,544,655

Multi-Utilities (1.0%):

59,200	Dominion Resources, Inc.	2,811,408

Multiline Retail (3.2%):

198,100	Family Dollar Stores, Inc.†	3,950,114
95,000	Wal-Mart Stores, Inc.	5,339,000

		9,289,114

Oil, Gas & Consumable Fuels (22.7%):

206,000	BP plc, ADR†	14,331,420
180,700	ChevronTexaco Corp.	17,912,791
224,900	ConocoPhillips	21,228,311
94,700	Hess Corp.	11,950,193

		65,422,715

Pharmaceuticals (1.1%):

156,500	Sepracor, Inc.*†	3,117,480

Real Estate Investment Trusts (REITs) (4.5%):

553,000	Annaly Capital Management, Inc.†	8,577,030
394,300	CapitalSource, Inc.†	4,368,844

		12,945,874

Semiconductors & Semiconductor Equipment (1.0%):

120,800	Fairchild Semiconductor International, Inc.*†	1,416,984
38,600	KLA-Tencor Corp.†	1,571,406

		2,988,390

Software (1.3%):

132,000	Microsoft Corp.	3,631,320

Specialty Retail (0.7%):

102,700	PetSmart, Inc.†	2,048,865

Thrifts & Mortgage Finance (1.6%):

145,500	Fannie Mae†	2,838,705
88,000	Freddie Mac†	1,443,200
153,700	PMI Group, Inc.†	299,715

		4,581,620

Total Common Stocks (Cost $338,408,613)		262,691,873

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Deposit Account (6.8%):
19,389,682	NTRS London Deposit Account	$19,389,682

Total Deposit Account (Cost $19,389,682)		19,389,682

Collateral for Securities on Loan (14.7%):
42,375,078	Northern Trust Liquid Institutional Asset Portfolio	42,375,078

Total Collateral for Securities on Loan (Cost $42,375,078)		42,375,078

Total Investment Securities (Cost $400,173,373)(a) 112.7%		324,456,633
Net other assets (liabilities) (12.7)%		(36,492,999)

Net Assets 100.0%		$287,963,634

Percentages indicated are based on net assets as of June 30, 2008.

*	Non-income producing security

†	All or a portion of security is loaned as of June 30, 2008.

ADR—American Depository Receipt

PLC—Public Liability Co.

(a)	Cost for federal income tax purposes is $401,576,865. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$17,659,509
Unrealized depreciation	(94,779,741)

Net unrealized depreciation	$(77,120,232)

The following represents the concentrations by country of risk (base on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008.

Country	Percentage
United States	90.0%
United Kingdom	10.0%

100.0%

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL OCC
Value
Fund

Assets:
Investment securities, at cost	$400,173,373

Investment securities, at value*	$324,456,633
Interest and dividends receivable	483,635
Receivable for investments sold	6,678,254
Prepaid expenses	3,305

Total Assets	331,621,827

Liabilities:
Payable for capital shares redeemed	763,952
Payable for return of collateral received	42,375,078
Manager fees payable	189,343
Administration fees payable	10,964
Distribution fees payable	63,963
Administrative and compliance services fees payable	3,437
Trustee fees payable	29
Other accrued liabilities	251,427

Total Liabilities	43,658,193

Net Assets	$287,963,634

Net Assets Consist of:
Capital	$380,177,034
Accumulated net investment income/(loss)	7,279,509
Accumulated net realized gains/(losses) from investment transactions	(23,776,169)
Net unrealized appreciation/(depreciation) on investments	(75,716,740)

Net Assets	$287,963,634

Shares of beneficial interest (unlimited number of shares authorized, no par value)	30,034,196
Net Asset Value (offering and redemption price per share)	$9.59

*	Includes securities on loan of $40,307,975.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL OCC
Value
Fund

Investment Income:
Interest	$59,926
Dividends	5,011,068
Income from securities lending	194,744

Total Investment Income	5,265,738

Expenses:
Manager fees	1,314,047
Administration fees	62,130
Distribution fees	438,016
Custodian fees	8,794
Administrative and compliance service fees	6,874
Trustees’ fees	11,493
Professional fees	11,304
Shareholder reports	19,680
Recoupment of prior expenses reimbursed by the Manager	39,857
Other expenses	3,553

Total expenses before reductions	1,915,748
Less expenses waived/reimbursed by the Manager	(25,444)
Less expenses paid indirectly	(25,032)

Net expenses	1,865,272

Net Investment Income/(Loss)	3,400,466

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(62,193,906)
Change in unrealized appreciation/(depreciation) on investments	(36,065,966)

Net Realized/Unrealized Gains/(Losses) on Investments	(98,259,872)

Change in Net Assets Resulting from Operations	$(94,859,406)

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL OCC
	Value Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$3,400,466	$3,911,065
Net realized gains/(losses) on investment transactions	(62,193,906)	38,566,594
Change in unrealized appreciation/(depreciation) on investments	(36,065,966)	(81,773,625)

Change in net assets resulting from operations	(94,859,406)	(39,295,966)

Dividends to Shareholders:
From net investment income	—	(2,776,787)
From net realized gains on investments	—	(15,832,462)

Change in net assets resulting from dividends to shareholders	—	(18,609,249)

Capital Transactions:
Proceeds from shares issued	7,821,709	22,840,024
Proceeds from shares issued in merger	—	323,442,726
Proceeds from dividends reinvested	—	18,609,249
Value of shares redeemed	(68,219,145)	(110,341,331)

Change in net assets resulting from capital transactions	(60,397,436)	254,550,668

Change in net assets	(155,256,842)	196,645,453
Net Assets:
Beginning of period	443,220,476	246,575,023

End of period	$287,963,634	$443,220,476

Accumulated net investment income/(loss)	$7,279,509	$3,879,043

Share Transactions:
Shares issued	753,732	1,627,612
Shares issued in merger	—	23,506,012
Dividends reinvested	—	1,413,003
Shares redeemed	(6,182,294)	(7,947,318)

Change in shares	(5,428,562)	18,599,309

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended
	June 30,	Year Ended December 31,
	2008	2007	2006	2005	2004	2003
	(Unaudited)

Net Asset Value, Beginning of Period	$12.50	$14.62	$13.20	$13.60	$11.77	$8.15

Investment Activities:
Net Investment Income/(Loss)	0.13	0.14	0.19	0.10	0.06	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	(3.04)	(0.92)	2.36	0.23	1.87	3.62

Total from Investment Activities	(2.91)	(0.78)	2.55	0.33	1.93	3.68

Dividends to Shareholders From:
Net Investment Income	—	(0.20)	(0.12)	(0.03)	(0.02)	(0.06)
Net Realized Gains	—	(1.14)	(1.01)	(0.70)	(0.08)	—

Total Dividends	—	(1.34)	(1.13)	(0.73)	(0.10)	(0.06)

Net Asset Value, End of Period	$9.59	$12.50	$14.62	$13.20	$13.60	$11.77

Total Return(a) (b)	(23.28)%	(5.77)%	20.11%	2.67%	16.52%	45.21%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$287,964	$443,220	$246,575	$223,695	$229,389	$84,964
Net Investment Income/(Loss)(c)	1.94%	1.30%	1.29%	0.76%	0.56%	0.73%
Expenses Before Reductions(c) (d)	1.10%	1.17%	1.15%	1.20%	1.19%	1.27%
Expenses Net of Reductions(c)	1.07%	1.10%	1.12%	1.15%	1.18%	1.10%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.08%	1.14%	1.15%	1.20%	N/A	N/A
Portfolio Turnover Rate(b)	16.41%	93.94%	85.04%	122.68%	38.88%	80.85%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL OCC Value Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL OCC Value Fund	$42,376,583	$40,307,975

The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio, and the non-cash collateral represented U.S. Treasury Inflation Notes at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Oppenheimer Capital LLC (“OCC”), OCC provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.20%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL OCC Value Fund	0.75%	1.20%

*	The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.75% on the first $250 million on assets, 0.70% on the next $250 million, and 0.65% on assets above $500 million through April 30, 2009.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $7,052 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $22,463 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$305,066,951	$—
Level 2—Other Significant Observable Inputs	19,389,682	—
Level 3—Significant Unobservable Inputs	—	—

Total	$324,456,633	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL OCC Value Fund	$55,969,935	$123,701,584

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL OCC Value Fund	$9,031,909	$9,577,340	$18,609,249

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

		Undistributed		Accumulated		Total
	Undistributed	Long Term	Accumulated	Capital and	Unrealized	Accumulated
	Ordinary Income	Capital Gains	Earnings	Other Losses	Depreciation(a)	Earnings
AZL OCC Value Fund	$21,189,637	$23,067,687	$44,257,324	$(1,227,965)	$(40,383,353)	$2,646,006

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL OCC Value Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

7. Subsequent Event

At a Board meeting on August 20, 2008, the Trustees approved a reorganization whereby, subject to shareholder approval, the AZL Davis NY Venture Fund will acquire the assets and liabilities of the AZL OCC Value Fund. The reorganization is scheduled to be completed in the fourth quarter of 2008.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Oppenheimer
Global Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Oppenheimer Global Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Oppenheimer Global Fund	$1,000.00	$861.80	$5.60	1.21%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Oppenheimer Global Fund	$1,000.00	$1,018.85	$6.07	1.21%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Oppenheimer Global Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Aerospace & Defense	4.0%
Air Freight & Logistics	1.0
Automobiles	2.8
Beverages	3.2
Biotechnology	1.4
Building Products	1.1
Commercial Banks	5.7
Commercial Services & Supplies	0.8
Communications Equipment	6.6
Consumer Finance	0.3
Diversified Financial Services	2.0
Electric Utilities	1.4
Electrical Equipment	1.8
Electronic Equipment & Instruments	3.0
Energy Equipment & Services	3.3
Food & Staples Retailing	1.4
Food Products	0.9
Health Care Equipment & Supplies	0.5
Health Care Providers & Services	0.6
Hotels, Restaurants & Leisure	2.7
Household Durables	3.1
Household Products	1.9
Industrial Conglomerates	4.1
Insurance	3.7
Internet Software & Services	1.7
IT Services	1.4
Leisure Equipment & Products	0.2
Machinery	0.4
Media	4.0
Multiline Retail	1.4
Oil, Gas & Consumable Fuels	3.5
Pharmaceuticals	4.6
Semiconductors & Semiconductor Equipment	5.6
Software	8.6
Specialty Retail	4.0
Textiles, Apparel & Luxury Goods	3.1
Wireless Telecommunication Services	4.1
Convertible Bonds	0.1
Short-Term Investments	15.3

115.3%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.9%):
Aerospace & Defense (4.0%):

12,340	Boeing Co. (The)	$810,985
43,700	Empresa Brasileira de Aeronautica SA, ADR	1,158,050
74,180	European Aeronautic Defence and Space Co.†	1,392,137
12,110	Lockheed Martin Corp.	1,194,772
15,320	Northrop Grumman Corp.	1,024,908
23,100	Raytheon Co.	1,300,068

		6,880,920

Air Freight & Logistics (1.0%):

39,200	TNT NV†	1,331,374
7,700	United Parcel Service, Inc., Class B	473,319

		1,804,693

Automobiles (2.8%):

37,138	Bayerische Motoren Werke AG (BMW)	1,782,076
11,916	Bayerische Motoren Werke Pfd (BMW)	469,399
8,639	Porsche AG	1,325,412
26,800	Toyota Motor Corp.	1,260,793

		4,837,680

Beverages (3.2%):

18,290	Companhia de Bebidas das Americas, ADR, Preferred Shares†	1,158,671
55,124	Diageo plc	1,012,324
22,208	Dr. Pepper Snapple Group, Inc.*†	465,924
437,600	Fomento Economico Mexicano, SAB de CV	1,991,946
183,890	Grupo Modelo, SA de CV, Series C	936,034

		5,564,899

Biotechnology (1.4%):

17,500	Acadia Pharmaceuticals, Inc.*†	64,575
26,100	Gilead Sciences, Inc.*	1,381,995
16,000	InterMune, Inc.*†	209,920
10,600	Regeneron Pharmaceuticals, Inc.*†	153,064
29,700	Seattle Genetics, Inc.*†	251,262
26,000	Theravance, Inc.*†	308,620

		2,369,436

Building Products (1.1%):

127,300	Assa Abloy AB, Class B	1,840,367
Commercial Banks (5.7%):

53,619	Credit Suisse Group	2,433,498
129,590	HSBC Holdings plc	2,012,430
14,100	ICICI Bank, Ltd., ADR†	405,516
452,664	Royal Bank of Scotland Group plc	1,930,408
14,962	Societe Generale†	1,287,944
236	Sumitomo Mitsui Financial Group, Inc.	1,770,765

		9,840,561

Commercial Services & Supplies (0.8%):

58,418	Experian Group, Ltd.	431,677
20,000	Secom Co, Ltd.	973,911

		1,405,588

Communications Equipment (6.6%):

94,670	Corning, Inc.	2,182,143
120,370	Juniper Networks, Inc.*	2,669,807
59,680	Tandberg ASA†	977,747
543,670	Telefonaktiebolaget LM Ericsson, Class B	5,612,021
128,700	Wire and Wireless India, Ltd.*	64,359

		11,506,077

Consumer Finance (0.3%):

121	Sony Financial Holdings, Inc.	486,165

Diversified Financial Services (2.0%):

49,650	3I Group plc	811,102
59,300	Citigroup, Inc.	993,868
76,553	Investor AB, B Shares	1,607,187

		3,412,157

Electric Utilities (1.4%):

48,700	Fortum OYJ	2,466,144

Electrical Equipment (1.8%):

43,300	Emerson Electric Co.	2,141,185
86,000	Mitsubishi Electric Corp.	930,215

		3,071,400

Electronic Equipment & Instruments (3.0%):

50,100	HOYA Corp.†	1,161,190
5,030	Keyence Corp.	1,196,290
9,800	KYOCERA Corp.	920,338
30,200	Murata Manufacturing Co., Ltd.	1,432,684
8,500	Nidec Corp.	564,944

		5,275,446

Energy Equipment & Services (3.3%):

28,780	Technip SA	2,645,870
19,972	Transocean, Inc.*	3,043,533

		5,689,403

Food & Staples Retailing (1.4%):

25,685	Seven & I Holdings, Ltd.	734,431
235,673	Tesco plc	1,730,409

		2,464,840

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Food Products (0.9%):

118,525	Cadbury plc	$1,487,073

Health Care Equipment & Supplies (0.5%):

80,615	Smith & Nephew plc	885,271

Health Care Providers & Services (0.6%):

16,400	Aetna, Inc.	664,692
9,700	WellPoint, Inc.*	462,302

		1,126,994

Hotels, Restaurants & Leisure (2.7%):

24,387	Aristocrat Leisure, Ltd.†	149,795
61,000	Carnival Corp.	2,010,560
23,850	International Game Technology	595,773
32,800	McDonald’s Corp.	1,844,016
17,000	Shuffle Master, Inc.*†	83,980

		4,684,124

Household Durables (3.1%):

68,800	Koninklijke Philips Electronics NV	2,323,042
70,000	Sony Corp.	3,007,990

		5,331,032

Household Products (1.9%):

19,700	Colgate-Palmolive Co.	1,361,270
39,793	Reckitt Benckiser Group plc	2,014,685

		3,375,955

Industrial Conglomerates (4.1%):

27,300	3M Co.	1,899,807
236,100	Hindustan Unilever, Ltd.	1,133,629
36,426	Siemens AG	4,010,390

		7,043,826

Insurance (3.7%):

18,620	ACE, Ltd.	1,025,776
28,000	AFLAC, Inc.	1,758,400
63,000	American International Group, Inc.	1,666,980
129,680	Prudential plc	1,373,371
25,400	XL Capital, Ltd., Class A†	522,224

		6,346,751

Internet Software & Services (1.7%):

108,100	eBay, Inc.*	2,954,373

IT Services (1.4%):

57,800	Automatic Data Processing, Inc.	2,421,820

Leisure Equipment & Products (0.2%):

30,600	Sega Sammy Holdings, Inc.†	267,537

Machinery (0.4%):

6,500	Fanuc, Ltd.	633,433

Media (4.0%):

141,370	Dish TV India, Ltd.*	98,791
90,800	Grupo Televisa SA, ADR	2,144,696
550,100	Sirius Satellite Radio, Inc.*†	1,056,192
70,600	Walt Disney Co. (The)	2,202,720
81,600	WPP Group plc	785,459
148,200	Zee Telefilms, Ltd.	689,155

		6,977,013

Multiline Retail (1.4%):

44,000	Wal-Mart Stores, Inc.	2,472,800

Oil, Gas & Consumable Fuels (3.5%):

25,870	BP plc, ADR†	1,799,776
59,520	Husky Energy, Inc.	2,850,467
16,850	Total SA	1,436,346

		6,086,589

Pharmaceuticals (4.6%):

1,263	Basilea Pharmaceutica AG*	205,518
39,300	Chugai Pharmaceutical Company, Ltd.†	629,716
12,502	NicOx SA*	177,704
20,027	Roche Holding AG	3,594,541
24,545	Sanofi-Aventis, ADR	1,632,720
88,000	Shionogi & Co., Ltd.†	1,739,095

		7,979,294

Semiconductors & Semiconductor Equipment (5.6%):

70,300	Altera Corp.	1,455,210
40,700	Cree, Inc.*†	928,367
29,500	Linear Technology Corp.†	960,815
64,800	Maxim Integrated Products, Inc.	1,370,520
148,960	MediaTek, Inc.	1,715,522
681,781	Taiwan Semiconductor Manufacturing Co., Ltd.	1,458,246
56,573	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	617,211
47,000	Xilinx, Inc.†	1,186,750

		9,692,641

Software (8.6%):

64,400	Adobe Systems, Inc.*	2,536,716
58,286	Infosys Technologies, Ltd.	2,353,765
80,900	Intuit, Inc.*	2,230,413
105,500	Microsoft Corp.	2,902,305
2,200	Nintendo Co., Ltd.	1,238,340
53,477	SAP AG†	2,785,104
32,700	SQUARE ENIX Co., Ltd.	966,084

		15,012,727

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Specialty Retail (4.0%):

63,440	Hennes & Mauritz AB	$3,425,202
36,200	Industria de Diseno Textil SA†	1,663,897
46,600	Tiffany & Co.†	1,898,950

		6,988,049

Textiles, Apparel & Luxury Goods (3.1%):

94,500	Bulgari SPA†	951,033
80,204	Burberry Group plc	720,013
27,860	LVMH Moet Hennessy Louis Vuitton SA†	2,903,351
15,900	Tod’s SPA†	871,751

		5,446,148

Wireless Telecommunication Services (4.1%):

321	KDDI Corp.	1,987,602
72,160	SK Telecom Co., Ltd., ADR†	1,498,763
1,248,606	Vodafone Group plc	3,678,549

		7,164,914

Total Common Stocks (Cost $164,051,533)		173,294,140
Shares or
Principal		Fair
Amount		Value
Convertible Bonds (0.1%):
Pharmaceuticals (0.1%):

155,000	Theravance, Inc.	$110,438

Total Convertible Bonds (Cost $155,000)		110,438

Deposit Account (0.7%):
1,219,573	NTRS London Deposit Account	1,219,573

Total Deposit Account (Cost $1,219,573)		1,219,573

Collateral for Securities on Loan (14.6%):
25,423,961	Northern Trust Liquid Institutional Asset Portfolio	25,423,961

Total Collateral for Securities on Loan (Cost $25,423,961)		25,423,961

Total Investment Securities (Cost $190,850,067)(a) 115.3%		200,048,112
Net other assets (liabilities) (15.3)%		(26,549,404)

Net Assets 100.0%		$173,498,708

Percentages indicated are based on net assets as of June 30, 2008.

†	All or a portion of security is loaned as of June 30, 2008.

*	Non-income producing security

ADR—American Depository Receipt

PLC—Public Liability Co.

SPA—Standby Purchase Agreement

(a)	Cost for federal income tax purposes is $192,784,620. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$25,629,489
Unrealized depreciation	(18,365,997)

Net unrealized appreciation	$7,263,492

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008.

Country	Percentage
United States	30.7%
Japan	12.5%
United Kingdom	11.6%
Sweden	7.2%
Germany	5.9%
France	5.8%
Switzerland	3.6%
Mexico	2.9%
Netherlands	2.9%
India	2.7%
Cayman Islands	2.6%
Taiwan	2.2%
Canada	1.6%
Finland	1.4%
Brazil	1.3%
Panama	1.2%
Italy	1.0%
Spain	1.0%
Korea	0.9%
Norway	0.6%
Ireland	0.3%
Australia	0.1%

100.0%

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL
Oppenheimer
Global Fund

Assets:
Investment securities, at cost	$190,850,067

Investment securities, at value*	$200,048,112
Interest and dividends receivable	277,645
Foreign currency, at value (cost $93,861)	95,553
Receivable for investments sold	135,068
Reclaim receivable	149,732
Prepaid expenses	1,498

Total Assets	200,707,608

Liabilities:
Payable for investments purchased	56,207
Payable for capital shares redeemed	1,522,271
Payable for return of collateral received	25,423,961
Manager fees payable	122,209
Administration fees payable	6,564
Distribution fees payable	38,190
Administrative and compliance services fees payable	1,703
Trustee fees payable	17
Other accrued liabilities	37,778

Total Liabilities	27,208,900

Net Assets	$173,498,708

Net Assets Consist of:
Capital	$151,368,544
Accumulated net investment income/(loss)	3,009,266
Accumulated net realized gains/(losses) from investment transactions	9,901,018
Net unrealized appreciation/(depreciation) on investments	9,219,880

Net Assets	$173,498,708

Shares of beneficial interest (unlimited number of shares authorized, no par value)	13,381,397
Net Asset Value (offering and redemption price per share)	$12.97

*	Includes securities on loan of $24,512,910.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL
Oppenheimer
Global Fund

Investment Income:
Interest	$2,354
Dividends	3,010,491
Income from securities lending	128,468
Foreign withholding tax	(245,810)

Total Investment Income	2,895,503

Expenses:
Manager fees	843,217
Administration fees	38,102
Distribution fees	234,226
Custodian fees	50,629
Administrative and compliance service fees	3,406
Trustees’ fees	6,213
Professional fees	13,484
Shareholder reports	20,715
Other expenses	16,957

Total expenses before reductions	1,226,949
Less expenses waived/reimbursed by the Manager	(93,689)

Net expenses	1,133,260

Net Investment Income/(Loss)	1,762,243

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	1,181,159
Change in unrealized appreciation/(depreciation) on investments	(32,580,449)

Net Realized/ Unrealized Gains/(Losses) on Investments	(31,399,290)

Change in Net Assets Resulting from Operations	$(29,637,047)

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL
	Oppenheimer Global Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,762,243	$1,341,898
Net realized gains/(losses) on investment transactions	1,181,159	9,769,074
Change in unrealized appreciation/(depreciation) on investments	(32,580,449)	827,447

Change in net assets resulting from operations	(29,637,047)	11,938,419

Dividends to Shareholders:
From net investment income:
From net investment income	—	(1,117,647)
From net realized gains on investments	—	(7,202,185)

Change in net assets resulting from dividends to shareholders	—	(8,319,832)

Capital Transactions:
Proceeds from shares issued	9,556,240	33,272,324
Proceeds from dividends reinvested	—	8,319,832
Value of shares redeemed	(25,401,479)	(44,840,112)

Change in net assets resulting from capital transactions	(15,845,239)	(3,247,956)

Change in net assets	(45,482,286)	370,631
Net Assets:
Beginning of period	218,980,994	218,610,363

End of period	$173,498,708	$218,980,994

Accumulated net investment income/(loss)	$3,009,266	$1,247,023

Share Transactions:
Shares issued	681,554	2,160,904
Dividends reinvested	—	552,813
Shares redeemed	(1,851,144)	(2,945,303)

Change in shares	(1,169,590)	(231,586)

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months				May 3,
	Ended				2004 to
	June 30,	For the Year Ended December 31,			December 31,
	2008	2007	2006	2005	2004(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$15.05	$14.79	$13.01	$11.58	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.14	0.10	0.08	0.03	(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	(2.22)	0.75	2.01	1.43	1.59

Total from Investment Activities	(2.08)	0.85	2.09	1.46	1.58

Dividends to Shareholders From:
Net Investment Income	—	(0.08)	(0.01)	—	—
Net Realized Gains	—	(0.51)	(0.30)	(0.03)	—

Total Dividends	—	(0.59)	(0.31)	(0.03)	—

Net Asset Value, End of Period	$12.97	$15.05	$14.79	$13.01	$11.58

Total Return(b) (c)	(13.82)%	5.76%	16.29%	12.62%	15.80%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$173,499	$218,981	$218,610	$151,585	$78,636
Net Investment Income/(Loss)(d)	1.88%	0.59%	0.65%	0.21%	(0.21)%
Expenses Before Reductions(d) (e)	1.31%	1.30%	1.34%	1.45%	1.51%
Expenses Net of Reductions(d)	1.21%	1.20%	1.27%	1.45%	1.45%
Portfolio Turnover Rate(c)	9.86%	22.87%	29.86%	27.47%	9.61%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Oppenheimer Global Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. However, only Class 2 shares have been available since the Fund’s inception. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund,while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Oppenheimer Global Fund	$25,785,557	$24,512,910

The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio, and the non-cash collateral represented U.S. Treasury Inflation Notes at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and OppenheimerFunds, Inc. (“OFI”), OFI provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.39%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Oppenheimer Global Fund	0.90%	1.39%

*	The Manager and the Fund have enterred into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.80% through April 30, 2009.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $3,563 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $996 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$96,200,791	$—
Level 2—Other Significant Observable Inputs	103,847,321	—
Level 3—Significant Unobservable Inputs	—	—

Total	$200,048,112	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Oppenheimer Global Fund	$18,524,647	$28,828,487

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Oppenheimer Global Fund	$2,134,953	$6,184,879	$8,319,832

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Global Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

		Undistributed			Total
	Undistributed	Long Term	Accumulated	Unrealized	Accumulated
	Ordinary Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Oppenheimer Global Fund	$1,391,047	$10,234,614	$11,625,661	$40,141,550	$51,767,211

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Oppenheimer
International Growth Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Oppenheimer International Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Oppenheimer International Growth Fund	$1,000.00	$884.20	$5.62	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Oppenheimer International Growth Fund	$1,000.00	$1,018.90	$6.02	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Oppenheimer International Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Aerospace & Defense	0.6%
Auto Components	1.3
Automobiles	2.3
Beverages	1.8
Biotechnology	0.9
Capital Markets	2.0
Chemicals	2.8
Commercial Banks	2.4
Commercial Services & Supplies	3.6
Communications Equipment	3.0
Computers & Peripherals	0.8
Construction & Engineering	2.5
Diversified Consumer Services	0.4
Diversified Financial Services	1.3
Electric Utilities	0.5
Electrical Equipment	4.9
Electronic Equipment & Instruments	4.0
Energy Equipment & Services	2.3
Food & Staples Retailing	0.6
Food Products	1.7
Health Care Equipment & Supplies	8.1
Hotels, Restaurants & Leisure	1.3
Household Durables	2.8
Industrial Conglomerates	1.3
Insurance	1.6
Internet Software & Services	2.0
IT Services	1.5
Machinery	3.2
Marine	0.5
Media	2.5
Metals & Mining	5.0
Multiline Retail	0.3
Office Electronics	0.8
Oil, Gas & Consumable Fuels	3.3
Personal Products	0.6
Pharmaceuticals	5.5
Real Estate Management & Development	1.6
Semiconductors & Semiconductor Equipment	0.5
Software	3.7
Specialty Retail	1.8
Textiles, Apparel & Luxury Goods	3.5
Trading Companies & Distributors	1.0
Wireless Telecommunication Services	1.0
Warrants	0.1
Short-Term Investments	22.3

115.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (93.1%):
Aerospace & Defense (0.6%):

213,000	Empresa Brasileira de Aeronautica SA	$1,410,165
Auto Components (1.3%):

27,129	Continental AG†	2,759,066

Automobiles (2.3%):

28,235	Bayerische Motoren Werke AG (BMW)	1,354,864
31,974	Honda Motor Co.	1,088,016
7,260	Porsche AG	1,113,843
30,700	Toyota Motor Corp.	1,444,266

		5,000,989

Beverages (1.8%):

187,200	C&C Group plc	1,034,552
62,405	Foster’s Group, Ltd.	302,844
16,250	Heineken NV	825,885
16,786	Pernod-Ricard SA†	1,721,471

		3,884,752

Biotechnology (0.9%):

52,300	CSL, Ltd.	1,792,044
1,930,100	Proteome Systems, Ltd.*	222,164

		2,014,208

Capital Markets (2.0%):

504,600	Collins Stewart plc	733,760
61,100	ICAP plc	653,386
348,090	Tullet Prebon plc	2,958,005

		4,345,151

Chemicals (2.8%):

196,070	Filtrona plc	553,265
163,152	Nufarm, Ltd.	2,492,525
594	Sika AG-BEARER	931,059
6,804	Syngenta AG	2,202,461

		6,179,310

Commercial Banks (2.4%):

202,517	Anglo Irish Bank Corp. plc	1,909,791
13,666	Credit Suisse Group	620,231
44,600	ICICI Bank, Ltd., ADR	1,282,696
127,206	Royal Bank of Scotland Group plc	542,477
9,789	Societe Generale	842,647

		5,197,842

Commercial Services & Supplies (3.6%):

212,880	BTG plc*	787,411
308,815	Capita Group plc	4,222,075
122,316	Experian Group, Ltd.	903,848
42,600	Prosegur Compania de Seguridad SA	1,843,239

		7,756,573

Communications Equipment (3.0%):

31,300	Nokia OYJ	766,660
175,500	Tandberg ASA	2,875,245
275,680	Telefonaktiebolaget LM Ericsson, Class B	2,845,700

		6,487,605

Computers & Peripherals (0.8%):

69,550	Logitech International SA*	1,854,417

Construction & Engineering (2.5%):

36,125	Koninklijke Boskalis Westminster NV, CVA	1,932,439
59,469	Leighton Holdings, Ltd.†	2,865,349
9,099	Vinci SA	555,143

		5,352,931

Diversified Consumer Services (0.4%):

54,980	Dignity plc	836,324

Diversified Financial Services (1.3%):

68,487	3I Group plc	1,118,831
25,200	Housing Development Finance, Ltd.	1,151,309
352,502	Paragon Group of Cos., plc (The)*	506,734

		2,776,874

Electric Utilities (0.5%):

20,200	Fortum OYJ	1,022,918

Electrical Equipment (4.9%):

204,756	ABB, Ltd.*	5,780,221
17,560	Alstom SA†	4,025,710
57,700	Ushio, Inc.	940,117

		10,746,048

Electronic Equipment & Instruments (4.0%):

69,400	HOYA Corp.	1,608,515
21,861	IBIDEN Co., Ltd.	791,023
8,620	Keyence Corp.	2,050,103
45,500	Nidec Corp.	3,024,112
37,500	Nippon Electric Glass Co., Ltd.	650,110
31,100	Omron Corp.	671,469

		8,795,332

Energy Equipment & Services (2.3%):

341,140	Ceres Power Holdings plc*	1,311,892
40,660	Technip SA†	3,738,051

		5,049,943

Food & Staples Retailing (0.6%):

98,783	WM Morrison Supermarkets plc†	522,625
37,590	Woolworths, Ltd.	879,637

		1,402,262

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Food Products (1.7%):

3,684	Barry Callebaut AG, Registered Shares	$2,386,797
37,807	Cadbury plc	474,345
20,950	SFR Nestle SA, Class B	944,570

		3,805,712

Health Care Equipment & Supplies (8.1%):

957,913	Art Advanced Research Technologies, Inc.*	140,952
4,700	DiaSorin SPA*	99,650
17,300	Essilor International SA	1,055,428
28,810	Nobel Biocare Holding AG	936,513
149,800	Ortivus AB, Class B*	154,264
103,030	Smith & Nephew plc	1,131,421
217,400	Sonic Healthcare, Ltd.	3,027,601
20,719	Sonova Holding AG	1,706,177
4,350	Straumann Holding AG, Registered Shares	1,037,270
23,999	Synthes, Inc.	3,293,916
26,900	Terumo Corp.	1,370,861
56,200	William Demant Holding A/S*†	3,694,949

		17,649,002

Hotels, Restaurants & Leisure (1.3%):

30,800	Carnival Corp.	1,015,168
155,160	Enterprise Inns plc	1,251,981
74,354	William Hill plc	471,376

		2,738,525

Household Durables (2.8%):

28,164	Daito Trust Construction Co., Ltd.	1,364,310
32,100	Koninklijke Philips Electronics NV	1,083,861
32,196	SEB SA	1,882,685
39,200	Sony Corp.	1,684,474

		6,015,330

Industrial Conglomerates (1.3%):

2,495	Phoenix Mecano AG	1,170,008
14,767	Siemens AG	1,625,801

		2,795,809

Insurance (1.6%):

106,694	AMP, Ltd.	682,964
62,704	Prudential plc	664,064
101,148	QBE Insurance Group, Ltd.	2,147,449

		3,494,477

Internet Software & Services (2.0%):

34,569	United Internet AG, Registered Shares	678,854
9,501	Yahoo! Japan Corp.†	3,643,377

		4,322,231

IT Services (1.5%):

146,033	Autonomy Corp. plc*	2,626,225
51,669	Compugroup Holding AG*	723,605

		3,349,830

Machinery (3.2%):

159,199	Aalberts Industries NV	3,002,879
27,215	Demag Cranes AG	1,290,128
5,551	Hyundai Heavy Industries Co., Ltd.	1,716,338
37,013	Takeuchi Manufacturing Co., Ltd.†	905,049

		6,914,394

Marine (0.5%):

29,900	Tsakos Energy Navigation, Ltd.	1,108,692

Media (2.5%):

70,081	British Sky Broadcasting Group plc	657,994
52,100	Grupo Televisa SA, ADR	1,230,602
177,900	Mediaset SPA†	1,169,287
28,530	Societe Television Francaise 1	474,060
32,080	Vivendi Universal SA	1,214,349
158,000	Zee Telefilms, Ltd.	734,727

		5,481,019

Metals & Mining (5.0%):

149,500	Companhia Vale do Rio Doce, ADR, Preferred Shares†	4,461,080
87,100	Impala Platinum Holdings, Ltd.	3,433,480
24,802	Rio Tinto plc	3,040,546

		10,935,106

Multiline Retail (0.3%):

5,990	Pinault Printemps Redoute	661,688

Office Electronics (0.8%):

34,450	Canon, Inc.	1,766,158

Oil, Gas & Consumable Fuels (3.3%):

137,110	BG Group plc	3,571,185
19,000	BP plc, ADR	1,321,830
27,280	Total SA	2,325,431

		7,218,446

Personal Products (0.6%):

12,990	L’Oreal SA	1,410,880

Pharmaceuticals (5.5%):

10,700	Astella Pharma, Inc.	454,595
13,692	GlaxoSmithKline plc	302,569
93,000	Marshall Edwards, Inc.* (a)	239,010
238,700	Marshall Edwards, Inc., Private Equity*	510,705
48,461	NeuroSearch A/S*†	2,455,833
169,029	NicOx SA*†	2,402,590

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals, continued

667,032	Novogen, Ltd.*†	$749,925
11,310	Roche Holding AG	2,029,973
13,836	Sanofi-Aventis, ADR	920,363
4,955	Santhera Pharmaceuticals*	385,807
34,000	Shionogi & Co., Ltd.	671,923
15,000	Takeda Chemical Industries, Ltd.	760,799

		11,884,092

Real Estate Management & Development (1.6%):

31,727	DIC Asset AG	801,388
72,400	Solidere, GDR	2,691,108

		3,492,496

Semiconductors & Semiconductor Equipment (0.5%):

38,200	ASM International NV†	1,146,000

Software (3.7%):

39,068	Infosys Technologies, Ltd.	1,577,684
6,900	Nintendo Co., Ltd.	3,883,884
166,430	Sage Group plc	688,992
25,293	SAP AG†	1,317,270
18,800	SQUARE ENIX Co., Ltd.	555,424

		8,023,254

Specialty Retail (1.8%):

37,300	Hennes & Mauritz AB	2,013,872
39,300	Industria de Diseno Textil SA†	1,806,385

		3,820,257

Textiles, Apparel & Luxury Goods (3.5%):

224,200	Burberry Group plc	2,012,704
30,430	Compagnie Financiere Richemont AG	1,680,912
53,000	Luxottica Group SPA†	1,238,828
10,640	LVMH Moet Hennessy Louis Vuitton SA	1,108,817
6,071	Swatch Group AG, B Shares	1,504,694

		7,545,955

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Trading Companies & Distributors (1.0%):

152,083	Bunzl plc	$1,979,772
41,530	Wolseley plc	308,734

		2,288,506

Wireless Telecommunication Services (1.0%):

156	KDDI Corp.	965,937
412,810	Vodafone Group plc	1,216,190

		2,182,127

Total Common Stocks (Cost $175,356,740)		202,922,696

Warrants (0.1%):
Pharmaceuticals (0.1%):

48,545	Marshall Edwards, Inc., Private Equity*	57,422
10,000	Marshall Edwards, Inc., Private Equity*	72,624

Total Warrants (Cost $—)		130,046

Deposit Account (6.4%):
14,035,931	NTRS London Deposit Account	14,035,931

Total Deposit Account (Cost $14,035,931)		14,035,931

Collateral for Securities on Loan (15.9%):
34,583,025	Allianz Dresdner Daily Asset Fund#	34,583,025

Total Collateral for Securities on Loan (Cost $34,583,025)		34,583,025

Total Investment Securities (Cost $223,975,696)(b) 115.5%		251,671,698
Net other assets (liabilities) (15.5)%		(33,738,874)

Net Assets 100.0%		$217,932,824

Percentages indicated are based on net assets as of June 30, 2008.

*	Non-income producing security

†	All or a portion of security is loaned as of June 30, 2008.

#	Investment in affiliate.

ADR—American Depository Receipt

GDR—Global Depository Receipt

PLC—Public Liability Co.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

(b)	Cost for federal income tax purposes is $226,086,956. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$45,133,633
Unrealized depreciation	(19,548,891)

Net unrealized appreciation	$25,584,742

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United Kingdom	16.7%
Japan	13.9%
Switzerland	13.1%
France	11.2%
Australia	7.0%
United States	6.9%
Germany	5.4%
Netherlands	3.7%
Denmark	2.8%
Brazil	2.7%
Sweden	2.3%
India	2.2%
Ireland	1.8%
Spain	1.7%
South Africa	1.6%
Norway	1.3%
Lebanon	1.2%
Italy	1.1%
Finland	0.8%
Korea	0.8%
Mexico	0.6%
Bermuda	0.5%
Panama	0.5%
Canada	0.1%
European Community	0.1%

100.0%

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL
Oppenheimer
International
Growth Fund

Assets:
Investment securities, at cost	$223,975,696

Investment securities, at value*†	$251,671,698
Interest and dividends receivable	287,597
Foreign currency, at value (cost $239,236)	284,871
Receivable for investments sold	1,083,871
Reclaim receivable	139,209
Prepaid expenses	1,708

Total Assets	253,468,954

Liabilities:
Payable for capital shares redeemed	646,243
Payable for return of collateral received	34,583,025
Manager fees payable	138,787
Administration fees payable	8,090
Distribution fees payable	46,990
Administrative and compliance services fees payable	2,040
Trustee fees payable	21
Other accrued liabilities	110,934

Total Liabilities	35,536,130

Net Assets	$217,932,824

Net Assets Consist of:
Capital	$175,705,666
Accumulated net investment income/(loss)	3,350,839
Accumulated net realized gains/(losses) from investment transactions	11,065,422
Net unrealized appreciation/(depreciation) on investments	27,810,897

Net Assets	$217,932,824

Shares of beneficial interest (unlimited number of shares authorized, no par value)	11,939,008
Net Asset Value (offering and redemption price per share)	$18.25

*	Includes securities on loan of $33,051,970.

†	Includes investment in affiliate of $34,583,025.

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL
Oppenheimer
International
Growth Fund

Investment Income:
Interest	$56,192
Dividends	3,303,169
Income from securities lending	130,850
Foreign withholding tax	(308,229)

Total Investment Income	3,181,982

Expenses:
Manager fees	845,809
Administration fees	55,218
Distribution fees	286,607
Custodian fees	69,633
Administrative and compliance service fees	4,080
Trustees’ fees	9,017
Professional fees	18,672
Shareholder reports	26,960
Cash overdraft expense	27,880
Other expenses	25,117

Total expenses	1,368,993

Net Investment Income/(Loss)	1,812,989

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(2,787,646)
Change in unrealized appreciation/(depreciation) on investments	(29,464,283)

Net Realized/Unrealized Gains/(Losses) on Investments	(32,251,929)

Change in Net Assets Resulting from Operations	$(30,438,940)

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Oppenheimer
	International Growth Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,812,989	$1,810,973
Net realized gains/(losses) on investment transactions	(2,787,646)	14,275,642
Change in unrealized appreciation/(depreciation) on investments	(29,464,283)	10,200,080

Change in net assets resulting from operations	(30,438,940)	26,286,695

Dividends to Shareholders:
From net investment income	—	(1,382,617)
From net realized gains on investments	—	(3,967,675)

Change in net assets resulting from dividends to shareholders	—	(5,350,292)

Capital Transactions:
Proceeds from shares issued	26,875,427	118,581,184
Proceeds from dividends reinvested	—	5,350,292
Value of shares redeemed	(46,040,412)	(86,661,240)

Change in net assets resulting from capital transactions	(19,164,985)	37,270,236

Change in net assets	(49,603,925)	58,206,639
Net Assets:
Beginning of period	267,536,749	209,330,110

End of period	$217,932,824	$267,536,749

Accumulated net investment income/(loss)	$3,350,839	$1,537,850

Share Transactions:
Shares issued	1,402,597	5,809,156
Dividends reinvested	—	266,051
Shares redeemed	(2,427,285)	(4,247,474)

Change in shares	(1,024,688)	1,827,733

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended
	June 30,	For the Year Ended December 31,
	2008	2007	2006	2005	2004	2003
	(Unaudited)

Net Asset Value, Beginning of Period	$20.64	$18.80	$14.60	$13.20	$11.57	$8.75

Investment Activities:
Net Investment Income/(Loss)	0.16	0.14	0.14	0.02	0.04	0.12
Net Realized and Unrealized Gains/(Losses) on Investments	(2.55)	2.16	4.09	1.83	1.63	2.81

Total from Investment Activities	(2.39)	2.30	4.23	1.85	1.67	2.93

Dividends to Shareholders From:
Net Investment Income	—	(0.12)	—	—	(0.04)	(0.10)
Net Realized Gains	—	(0.34)	(0.03)	(0.45)	—	(0.01)

Total Dividends	—	(0.46)	(0.03)	(0.45)	(0.04)	(0.11)

Net Asset Value, End of Period	$18.25	$20.64	$18.80	$14.60	$13.20	$11.57

Total Return(a) (b)	(11.58)%	12.29%	28.98%	14.18%	14.48%	33.77%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$217,933	$267,537	$209,330	$97,247	$38,049	$14,660
Net Investment Income/(Loss)(c)	1.58%	0.73%	1.09%	0.19%	0.21%	1.05%
Expenses Before Reductions(c) (d)	1.20%	1.19%	1.40%	1.51%	1.77%	1.91%
Expenses Net of Reductions(c)	1.20%	1.19%	1.40%	1.45%	1.40%	1.25%
Portfolio Turnover Rate(b)	7.63%	32.64%	19.45%	19.24%	95.05%	9.22%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Oppenheimer International Growth Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Oppenheimer International Growth Fund	$34,583,025	$33,051,970

The Fund received cash collateral for securities loaned. The cash was invested in an Allianz Dresdner Daily Asset Fund at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and OppenheimerFunds, Inc. (“OFI”), OFI provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.45%.

The fees payable to the Manager are based on a tiered structure for various net asset levels as follows: the first $50 million at 0.875%, the next $150 million at 0.715%, the next $300 million at 0.625%, and over $500 million at 0.60%.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

The Fund’s lending agent is Dresdner Bank, AG (the “Agent”), an affiliate of the Manager. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 20% of the income earned from securities lending. During the period ended June 30, 2008, the Agent received $38,874 in fees for acting as the Securities Lending Agent.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $4,314 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $914 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$46,529,055	$—
Level 2—Other Significant Observable Inputs	205,142,643	—
Level 3—Significant Unobservable
Inputs	—	—

Total	$251,671,698	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Oppenheimer International Growth Fund	$16,693,810	$27,183,396

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Oppenheimer International Growth Fund	$1,382,617	$3,967,675	$5,350,292

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer International Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed		Accumulated		Total
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Other Losses	Appreciation(a)	Earnings
AZL Oppenheimer International Growth Fund	$1,888,246	$15,329,984	$17,218,230	$(34,682)	$55,482,550	$72,666,098

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Oppenheimer
Main Street Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Oppenheimer Main Street Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs or investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Oppenheimer Main Street Fund	$1,000.00	$901.70	$5.48	1.16%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Oppenheimer Main Street Fund	$1,000.00	$1,019.10	$5.82	1.16%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Oppenheimer Main Street Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Aerospace & Defense	3.8%
Air Freight & Logistics	0.0
Airline	0.0
Auto Components	0.5
Automobiles	0.3
Beverages	1.1
Biotechnology	0.7
Building Products	0.1
Capital Markets	1.0
Chemicals	2.5
Commercial Banks	0.8
Commercial Services & Supplies	1.5
Communications Equipment	2.3
Computers & Peripherals	5.5
Construction & Engineering	0.2
Consumer Finance	0.3
Containers & Packaging	0.4
Distributors	0.1
Diversified Consumer Services	0.1
Diversified Financial Services	1.6
Diversified Telecommunication Services	2.3
Electric Utilities	1.3
Electrical Equipment	0.4
Electronic Equipment & Instruments	0.8
Energy Equipment & Services	2.5
Food & Staples Retailing	1.6
Food Products	0.1
Gas Utilities	1.0
Health Care Equipment & Supplies	0.2
Health Care Providers & Services	1.8
Hotels, Restaurants & Leisure	0.5
Household Durables	0.2
Household Products	1.0
Independent Power Producers & Energy Traders	0.1
Industrial Conglomerates	2.0
Insurance	4.8
Internet & Catalog Retail	0.3
Internet Software & Services	0.9
IT Services	0.5
Leisure Equipment & Products	0.2
Life Sciences Tools & Services	0.1
Machinery	3.5
Media	3.5
Metals & Mining	4.5
Multi-Utilities	0.1
Multiline Retail	0.6
Office Electronics	0.6
Oil, Gas & Consumable Fuels	20.5
Paper & Forest Products	0.0
Personal Products	0.0
Pharmaceuticals	3.3
Real Estate Investment Trusts (REITs)	0.1
Road & Rail	1.3
Semiconductors & Semiconductor Equipment	4.8
Software	5.3
Specialty Retail	3.9
Textiles, Apparel & Luxury Goods	0.2
Thrifts & Mortgage Finance	0.1
Tobacco	1.6
Trading Companies & Distributors	0.0
Wireless Telecommunication Services	1.2
Short-Term Investments	8.5

109.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (100.5%):
Aerospace & Defense (3.8%):

3,000	BE Aerospace, Inc.*	$69,870
16,100	Boeing Co. (The)	1,058,092
500	Ceradyne, Inc.*†	17,150
600	DRS Technologies, Inc.†	47,232
500	Esterline Technologies Corp.*†	24,630
2,400	General Dynamics Corp.	202,080
7,600	Honeywell International, Inc.	382,128
2,700	L-3 Communications Holdings, Inc.	245,349
11,400	Northrop Grumman Corp.	762,660
12,500	Raytheon Co.	703,500
500	Triumph Group, Inc.†	23,550
9,600	United Technologies Corp.	592,320

		4,128,561

Air Freight & Logistics (0.0%):

800	HUB Group, Inc., Class A*†	27,304

Airline (0.0%):

1,200	SkyWest, Inc.†	15,180

Auto Components (0.5%):

1,700	Autoliv, Inc.†	79,254
2,000	BorgWarner, Inc.†	88,760
4,800	Gentex Corp.†	69,312
3,200	Goodyear Tire & Rubber Co.*†	57,056
1,300	Lear Corp.*†	18,434
4,400	LKQ Corp.*†	79,508
3,400	TRW Automotive Holdings Corp.*†	62,798
1,300	WABCO Holdings, Inc.	60,398

		515,520

Automobiles (0.3%):

64,372	Ford Motor Co.*†	309,629
100	Navistar International Corp.*	6,582
500	Oshkosh Truck Corp.†	10,345

		326,556

Beverages (1.1%):

9,300	Coca-Cola Co.	483,414
1,800	Pepsi Bottling Group, Inc. (The)	50,256
10,500	PepsiCo, Inc.	667,695

		1,201,365

Biotechnology (0.7%):

8,600	Amgen, Inc.*	405,576
3,600	Genentech, Inc.*	273,240
800	Martek Biosciences Corp.*†	26,968

		705,784

Building Products (0.1%):

600	Fastenal Co.†	25,896
800	Lennox International, Inc.	23,168
1,300	Valspar Corp. (The)†	24,583

		73,647

Capital Markets (1.0%):

1,900	BlackRock, Inc.†	336,300
2,500	Charles Schwab Corp.	51,350
3,000	Goldman Sachs Group, Inc.	524,700
2,800	Invesco, Ltd.†	67,144
1,500	Knight Capital Group, Inc., Class A*	26,970
5,100	TD AMERITRADE Holding Corp.*	92,259

		1,098,723

Chemicals (2.5%):

2,100	Celanese Corp., Series A	95,886
700	CF Industries Holdings, Inc.	106,960
2,700	Chemtura Corp.†	15,768
700	Cytec Industries, Inc.	38,192
5,900	Dow Chemical Co. (The)	205,969
100	Ferro Corp.	1,876
600	FMC Corp.	46,464
1,100	H.B. Fuller Co.†	24,684
3,500	Hercules, Inc.	59,255
400	Minerals Technologies, Inc.†	25,436
10,600	Monsanto Co.	1,340,264
3,600	Mosaic Co., Inc.*	520,920
3,600	Nalco Holding Co.†	76,140
200	NewMarket Corp.†	13,246
1,000	NOVA Chemicals Corp†	24,670
1,000	Olin Corp.†	26,180
3,300	RPM International, Inc.†	67,980
200	Valhi, Inc.†	5,450
800	VeraSun Energy Corp.*†	3,304

		2,698,644

Commercial Banks (0.8%):

5,000	Bank of New York Mellon Corp.	189,150
3,300	Colonial Bancgroup, Inc.†	14,586
3,200	First Horizon National Corp.†	23,776
400	International Bancshares Corp.†	8,548
1,000	National Penn Bancshares, Inc.†	13,280
1,700	Old National Bancorp†	24,242
1,200	Pacific Capital Bancorp†	16,536
7,700	Popular, Inc.†	50,743
1,100	Susquehanna Bancshares, Inc.†	15,059
1,900	Terra Industries, Inc.†	93,765
900	TFS Financial Corp.†	10,431
200	UnionBanCal Corp.	8,084
14,881	Wachovia Corp.†	231,102
1,400	Webster Financial Corp.	26,040
6,900	Wells Fargo & Co.	163,875
300	Westamerica Bancorp†	15,777

		904,994

Commercial Services & Supplies (1.5%):

2,300	Avis Budget Group, Inc.*†	19,251
1,200	Brink’s Co. (The)†	78,504

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued

300	ChoicePoint, Inc.*	$14,460
1,300	Deluxe Corp.	23,166
100	First Advantage Corp., Class A*†	1,585
900	Harte-Hanks, Inc.†	10,305
1,100	Herman Miller, Inc.†	27,379
6,400	Hertz Global Holdings, Inc.*†	61,440
2,200	Hewitt Associates, Inc., Class A*	84,326
2,000	IKON Office Solutions, Inc.†	22,560
200	Korn/Ferry International*†	3,146
1,600	Manpower, Inc.	93,184
3,800	Monster Worldwide, Inc.*†	78,318
2,000	MPS Group, Inc.*†	21,260
3,400	R.R. Donnelley & Sons Co.	100,946
600	Resources Connection, Inc.	12,210
3,500	Robert Half International, Inc.†	83,895
2,000	Steelcase, Inc., Class A†	20,060
200	United Stationers, Inc.*†	7,390
20,600	Waste Management, Inc.	776,826
1,100	Watson Wyatt Worldwide, Inc.†	58,179

		1,598,390

Communications Equipment (2.3%):

900	Avocent Corp.*†	16,740
57,900	Cisco Systems, Inc.*	1,346,754
10,300	Corning, Inc.	237,415
1,500	Harris Corp.	75,735
6,700	JDS Uniphase Corp.*†	76,112
1,100	Plantronics, Inc.†	24,552
13,600	QUALCOMM, Inc.	603,432
1,600	Tekelec*†	23,536
7,200	Tellabs, Inc.*†	33,480
3,000	Tyco Electronics, Ltd.	107,460

		2,545,216

Computers & Peripherals (5.5%):

7,000	Apple, Inc.*	1,172,080
9,700	Brocade Communications Systems, Inc.*	79,928
12,500	EMC Corp.*	183,625
2,000	Emulex Corp.*	23,300
46,700	Hewlett-Packard Co.	2,064,607
14,600	International Business Machines Corp.	1,730,538
2,400	Lexmark International, Inc.*†	80,232
3,400	NCR Corp.*†	85,680
1,800	QLogic Corp.*†	26,262
19,200	Seagate Technology	367,296
700	Synaptics, Inc.*†	26,411
3,100	Western Digital Corp.*	107,043

		5,947,002

Construction & Engineering (0.2%):

2,300	Aecom Technology Corp.*†	74,819
2,700	KBR, Inc.	94,257

		169,076

Consumer Finance (0.3%):

300	Cash America International, Inc.†	9,300
4,220	Visa, Inc., Class A*	343,128

		352,428

Containers & Packaging (0.4%):

500	AptarGroup, Inc.	20,975
600	Ball Corp.	28,644
3,300	Crown Holdings, Inc.*	85,767
1,200	Greif, Inc., Class A†	76,836
2,300	Owens-Illinois, Inc.*	95,887
800	Rock-Tenn Co., Class A†	23,992
4,100	Sealed Air Corp.	77,941
2,300	Sonoco Products Co.	71,185

		481,227

Distributors (0.1%):

1,000	Genuine Parts Co.	39,680
4,300	Ingram Micro, Inc., Class A*†	76,325
600	WESCO International, Inc.*†	24,024

		140,029

Diversified Consumer Services (0.1%):

2,800	H&R Block, Inc.	59,920
4,800	Service Corp. International†	47,328

		107,248

Diversified Financial Services (1.6%):

16,608	Bank of America Corp.	396,433
2,900	Broadridge Financial Solutions, Inc.	61,045
15,200	Citigroup, Inc.	254,752
7,150	Discover Financial Services	94,166
600	GATX Corp.	26,598
23,384	JP Morgan Chase & Co.	802,305
1,600	Leucadia National Corp.	75,104
2,700	NASDAQ Stock Market, Inc.*	71,685
100	Student Loan Corp. (The)†	9,808

		1,791,896

Diversified Telecommunication Services (2.3%):

46,699	AT&T, Inc.	1,573,290
300	CenturyTel, Inc.	10,677
1,200	Clearwire Corp., Class A*†	15,552
1,260	EchoStar Corp., Class A*†	39,337
2,300	Embarq Corp.	108,721
1,000	Premiere Global Services, Inc.*†	14,580
18,800	Verizon Communications, Inc.	665,520
7,600	Windstream Corp.	93,784

		2,521,461

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Electric Utilities (1.3%):

1,700	American Electric Power Co., Inc.	$68,391
3,000	DPL, Inc.†	79,140
38,600	Duke Energy Corp.	670,868
900	Edison International	46,242
5,000	FirstEnergy Corp.	411,650
4,800	Reliant Energy, Inc.*	102,096
2,500	Sierra Pacific Resources	31,775

		1,410,162

Electrical Equipment (0.4%):

500	Acuity Brands, Inc.†	24,040
700	Belden CDT, Inc.†	23,716
1,100	Cooper Industries, Ltd., Class A	43,450
3,400	Emerson Electric Co.	168,130
3,000	GrafTech International, Ltd.*	80,490
2,000	Thomas & Betts Corp.*†	75,700
1,900	Woodward Governor Co.†	67,754

		483,280

Electronic Equipment & Instruments (0.8%):

9,200	Agilent Technologies, Inc.*	326,968
2,400	Amphenol Corp., Class A	107,712
2,800	Arrow Electronics, Inc.*†	86,016
3,100	Avnet, Inc.*	84,568
1,100	AVX Corp.†	12,441
1,500	Benchmark Electronics, Inc.*†	24,510
500	Cognex Corp.†	11,525
200	Coherent, Inc.*†	5,978
5,500	Jabil Circuit, Inc.	90,255
3,200	Molex, Inc.	78,112
900	Plexus Corp.*†	24,912
900	Sanmina-SCI Corp.*†	1,152
400	Technitrol, Inc.†	6,796
1,000	Vishay Intertechnology, Inc.*	8,870

		869,815

Energy Equipment & Services (2.5%):

200	Bristow Group, Inc.*†	9,898
2,100	Dresser-Rand Group, Inc.*	82,110
300	Lufkin Industries, Inc.	24,984
13,800	Noble Corp.	896,448
1,300	Oil States International, Inc.*†	82,472
2,800	Patterson-UTI Energy, Inc.	100,912
200	Pioneer Drilling Co.*	3,762
9,400	Schlumberger, Ltd.	1,009,842
300	Seacor Holdings, Inc.*†	26,853
2,400	Transocean, Inc.*	365,736
1,100	Unit Corp.*	91,267

		2,694,284

Food & Staples Retailing (1.6%):

1,000	Casey’s General Stores, Inc.†	23,170
800	Fresh Del Monte Produce, Inc.*†	18,856
38,000	Kroger Co.	1,097,060
200	Longs Drug Stores Corp.†	8,422
21,900	Safeway, Inc.	625,245

		1,772,753

Food Products (0.1%):

2,000	ConAgra Foods, Inc.	38,560
1,300	Del Monte Foods Co.	9,230
6,000	Tyson Foods, Inc., Class A	89,640

		137,430

Gas Utilities (1.0%):

500	Laclede Group, Inc. (The)†	20,185
10,000	Noble Energy, Inc.	1,005,600
800	WGL Holdings, Inc.†	27,792

		1,053,577

Health Care Equipment & Supplies (0.2%):

300	Analogic Corp.	18,921
3,800	Boston Scientific Corp.*	46,702
2,000	Herbalife, Ltd.†	77,500
900	Hill-Rom Holdings, Inc.†	24,282
500	Sirona Dental Systems, Inc.*†	12,960

		180,365

Health Care Providers & Services (1.8%):

20,900	Aetna, Inc.	847,077
400	Centene Corp.*†	6,716
2,800	Health Net, Inc.*	67,368
800	Healthspring, Inc.*†	13,504
900	LifePoint Hospitals, Inc.*†	25,470
1,000	Lincare Holdings, Inc.*	28,400
600	Owens & Minor, Inc.†	27,414
6,470	UnitedHealth Group, Inc.	169,837
1,000	Universal Health Services, Inc., Class B	63,220
13,700	WellPoint, Inc.*	652,942

		1,901,948

Hotels, Restaurants & Leisure (0.5%):

800	Bob Evans Farms, Inc.†	22,880
600	Carnival Corp.†	19,776
200	CBRL Group, Inc.†	4,902
442	Chipotle Mexican Grill, Inc.*†	33,309
400	International Speedway Corp., Class A	15,612
500	Jack in the Box, Inc.*†	11,205
4,700	McDonald’s Corp.	264,234
400	Papa John’s International, Inc.*†	10,636
600	Regal Entertainment Group, Class A†	9,168
100	Speedway Motorsports, Inc.†	2,038

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued

4,500	Wyndham Worldwide Corp.†	$80,595
1,300	Yum! Brands, Inc.	45,617

		519,972

Household Durables (0.2%):

600	American Greetings Corp., Class A†	7,404
1,300	Champion Enterprises, Inc.*†	7,605
3,700	Lennar Corp.†	45,658
100	NVR, Inc.*†	50,008
1,500	Snap-On, Inc.†	78,015
900	Stanley Works (The)	40,347

		229,037

Household Products (1.0%):

17,552	Procter & Gamble Co.	1,067,337

Independent Power Producers & Energy Traders (0.1%):

2,900	Mirant Corp.*†	113,535

Industrial Conglomerates (2.0%):

5,700	3M Co.	396,663
64,900	General Electric Co.	1,732,181
1,700	Textron, Inc.	81,481

		2,210,325

Insurance (4.8%):

15,000	ACE, Ltd.	826,350
900	Allied World Assurance Co. Holdings, Ltd.†	35,658
2,700	American Financial Group, Inc.	72,225
1,700	American International Group, Inc.	44,982
2,400	Aon Corp.	110,256
1,200	Arch Capital Group, Ltd.*	79,584
1,100	Aspen Insurance Holdings, Ltd.†	26,037
1,700	Assurant, Inc.	112,132
2,900	Axis Capital Holdings, Ltd.	86,449
180	Berkshire Hathaway, Inc., Class B*†	722,160
3,300	Brown & Brown, Inc.†	57,387
19,400	Chubb Corp. (The)	950,794
1,400	Cincinnati Financial Corp.	35,560
2,500	CNA Financial Corp.†	62,875
1,000	Conseco, Inc.*†	9,920
500	Employers Holdings, Inc.†	10,350
800	Endurance Specialty Holdings, Ltd.	24,632
100	Erie Indemnity Co., Class A	4,615
6,000	Fidelity National Financial, Inc., Class A†	75,600
100	First American Corp.†	2,640
6,100	Genworth Financial, Inc.	108,641
1,500	Hanover Insurance Group, Inc. (The)	63,750
300	Harleysville Group, Inc.	10,149
2,000	HCC Insurance Holdings, Inc.	42,280
900	IPC Holdings, Ltd.†	23,895
6,790	Loews Corp.	318,451
800	Max Capital Group, Ltd.†	17,064
100	Montpelier Re Holdings, Ltd.†	1,475
400	Nationwide Financial Services, Inc., Class A	19,204
1,900	Odyssey Re Holdings Corp.†	67,450
300	OneBeacon Insurance Group, Ltd.†	5,271
1,200	PartnerRe, Ltd.	82,956
1,200	Philadelphia Consolidated Holding Corp.*†	40,764
800	Platinum Underwriters Holdings, Ltd.†	26,088
200	ProAssurance Corp.*†	9,622
2,000	Protective Life Corp.	76,100
100	Reinsurance Group of America, Inc.	4,352
1,100	RenaissanceRe Holdings, Ltd.	49,137
1,100	SAFECO Corp.	73,876
400	Selective Insurance Group, Inc.†	7,504
1,500	StanCorp Financial Group, Inc.	70,440
100	State Auto Financial Corp.	2,393
100	Torchmark Corp.	5,865
300	Transatlantic Holdings, Inc.†	16,941
12,000	Travelers Cos., Inc. (The)	520,800
4,900	UnumProvident Corp.†	100,205
3,400	W.R. Berkley Corp.	82,144
1,900	Willis Group Holdings, Ltd.	59,603
100	Zenith National Insurance Corp.†	3,516

		5,260,142

Internet & Catalog Retail (0.3%):

4,200	InterActive Corp.*	80,976
7,500	Liberty Media Corp. - Interactive, Series A*	110,700
700	Priceline.com, Inc.*†	80,822

		272,498

Internet Software & Services (0.9%):

100	CNET Networks, Inc.*	1,149
500	Getty Images, Inc.*	16,965
1,800	Google, Inc., Class A*	947,556
1,000	J2 Global Communications, Inc.*†	23,000

		988,670

IT Services (0.5%):

1,700	Affiliated Computer Services, Inc., Class A*†	90,933
2,300	Computer Sciences Corp.*	107,732

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
IT Services, continued

1,700	Convergys Corp.*	$25,262
9,700	Electronic Data Systems Corp.	239,008
1,200	Gartner Group, Inc.*†	24,864
1,200	National Instruments Corp.†	34,044
700	Perot Systems Corp., Class A*†	10,507
500	Sykes Enterprises, Inc.*†	9,430
400	Tech Data Corp.*	13,556

		555,336

Leisure Equipment & Products (0.2%):

2,100	Brunswick Corp.†	22,260
2,500	Hasbro, Inc.	89,300
700	Marvel Entertainment, Inc.*†	22,498
5,600	Mattel, Inc.	95,872

		229,930

Life Sciences Tools & Services (0.1%):

2,000	Pharmaceutical Product Development, Inc.	85,800
400	Varian, Inc.*†	20,424

		106,224

Machinery (3.5%):

13,400	Caterpillar, Inc.	989,188
400	Crane Co.	15,412
13,300	Cummins, Inc.	871,416
2,400	Dover Corp.	116,088
200	Eaton Corp.	16,994
1,500	Gardner Denver, Inc.*	85,200
2,100	IDEX Corp.	77,364
5,500	Illinois Tool Works, Inc.	261,305
8,300	Ingersoll Rand Co., Class A	310,669
2,100	Kennametal, Inc.†	68,355
900	Lincoln Electric Holdings, Inc.†	70,830
700	Mueller Industries, Inc.	22,540
1,000	Nordson Corp.†	72,890
10,000	Parker Hannifin Corp.	713,200
900	Pentair, Inc.†	31,518
2,400	Timken Co.	79,056
700	Toro Co.†	23,289

		3,825,314

Media (3.5%):

4,000	Cablevision Systems Corp., Class A*	90,400
37,400	CBS Corp.†	728,926
15,200	Comcast Corp., Class A	288,344
500	Cox Radio, Inc.*†	5,900
32,400	DIRECTV Group, Inc. (The)*†	839,484
2,500	DreamWorks Animation SKG, Inc.*	74,525
1,000	Netflix, Inc.*†	26,070
13,100	News Corp.	197,024
8,100	Time Warner Cable, Inc., Class A*†	214,488
54,400	Time Warner, Inc.	805,120
1,382	Viacom, Inc., Class B*	42,206
15,700	Walt Disney Co. (The)	489,840

		3,802,327

Metals & Mining (4.5%):

1,600	AK Steel Holding Corp.	110,400
27,100	Alcoa, Inc.	965,302
11,200	Freeport-McMoRan Copper & Gold, Inc., Class A	1,312,528
400	Kaiser Aluminum Corp.	21,412
1,200	Newmont Mining Corp.	62,592
14,000	Nucor Corp.	1,045,380
1,300	Reliance Steel & Aluminum Co.†	100,217
800	Schnitzer Steel Industries, Inc.†	91,680
8,100	Southern Copper Corp.†	863,703
1,400	United States Steel Corp.	258,692
700	Walter Industries, Inc.	76,139
700	Worthington Industries, Inc.†	14,350

		4,922,395

Multi-Utilities (0.1%):

100	Alliant Energy Corp.	3,426
1,100	Avista Corp.†	23,606
1,700	Integrys Energy Group, Inc.†	86,411

		113,443

Multiline Retail (0.6%):

2,600	Big Lots, Inc.*†	81,224
2,400	Dollar Tree, Inc.*†	78,456
8,200	Wal-Mart Stores, Inc.	460,840

		620,520

Office Electronics (0.6%):

48,400	Xerox Corp.	656,304
1,400	Zebra Technologies Corp., Class A*†	45,696

		702,000

Oil, Gas & Consumable Fuels (20.5%):

15,700	Anadarko Petroleum Corp.	1,174,988
9,600	Apache Corp.	1,334,400
1,600	Arch Coal, Inc.	120,048
100	Bois d’ Arc Energy, Inc.*†	2,431
18,600	Chesapeake Energy Corp.	1,226,856
27,277	ChevronTexaco Corp.	2,703,969
23,939	ConocoPhillips	2,259,602
1,100	Continental Resources, Inc.*†	76,252
700	Delta Petroleum Corp.*†	17,864
3,200	Denbury Resources, Inc.*†	116,800
3,600	Devon Energy Corp.	432,576

continued

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued

200	El Paso Corp.	$4,348
61,500	Exxon Mobil Corp.	5,419,995
1,600	Grey Wolf, Inc.*	14,448
10,600	Halliburton Co.	562,542
9,300	Hess Corp.	1,173,567
23,000	Marathon Oil Corp.	1,193,010
2,400	Mariner Energy, Inc.*	88,728
1,300	Massey Energy Co.	121,875
4,400	Murphy Oil Corp.	431,420
17,700	Occidental Petroleum Corp.	1,590,522
1,000	Overseas Shipholding Group, Inc.†	79,520
1,500	Plains Exploration & Production Co.*	109,455
900	Rosetta Resources, Inc.*†	25,650
13,100	Spectra Energy Corp.	376,494
300	Stone Energy Corp.*	19,773
400	Swift Energy Co.*†	26,424
20,700	Valero Energy Corp.	852,426
1,400	W&T Offshore, Inc.†	81,914
400	Whiting Petroleum Corp.*	42,432
2,100	Williams Cos., Inc. (The)	84,651
8,200	XTO Energy, Inc.	561,782

		22,326,762

Paper & Forest Products (0.0%):

3,800	Domtar Corp.*†	20,710

Personal Products (0.0%):

700	NBTY, Inc.*	22,442

Pharmaceuticals (3.3%):

1,100	Abbott Laboratories	58,267
1,100	Alpharma, Inc., Class A*†	24,783
4,600	Eli Lilly & Co.	212,336
200	Endo Pharmaceuticals Holdings, Inc.*†	4,838
21,300	Johnson & Johnson Co.	1,370,442
8,000	King Pharmaceuticals, Inc.*	83,760
16,800	Merck & Co., Inc.	633,192
56,300	Pfizer, Inc.	983,561
3,900	Sepracor, Inc.*†	77,688
1,500	Warner Chilcott, Ltd., Class A*†	25,425
3,000	Watson Pharmaceuticals, Inc.*†	81,510

		3,555,802

Real Estate Investment Trusts (REITs) (0.1%):

1,900	General Growth Properties, Inc.†	66,557

Road & Rail (1.3%):

700	Arkansas Best Corp.†	25,648
4,500	CSX Corp.	282,645
15,200	Norfolk Southern Corp.	952,584
1,300	Ryder System, Inc.†	89,544
600	Wabtec Corp.†	29,172
400	Werner Enterprises, Inc.†	7,432
900	YRC Worldwide, Inc.*†	13,383

		1,400,408

Semiconductors & Semiconductor Equipment (4.8%):

4,700	Altera Corp.	97,290
2,500	Amkor Technology, Inc.*†	26,025
3,700	Analog Devices, Inc.	117,549
57,300	Applied Materials, Inc.	1,093,857
1,500	Entegris, Inc.*†	9,825
2,100	Fairchild Semiconductor International, Inc.*	24,633
2,600	Integrated Device Technology, Inc.*	25,844
89,900	Intel Corp.	1,931,052
3,300	Intersil Corp., Class A†	80,256
2,600	KLA-Tencor Corp.	105,846
3,300	Linear Technology Corp.†	107,481
13,200	LSI Logic Corp.*†	81,048
6,800	Marvell Technology Group, Ltd.*	120,088
1,100	MKS Instruments, Inc.*†	24,090
4,500	National Semiconductor Corp.†	92,430
1,800	Semtech Corp.*†	25,326
6,800	Teradyne, Inc.*	75,276
41,300	Texas Instruments, Inc.	1,163,008

		5,200,924

Software (5.3%):

1,900	Activision, Inc.*	64,733
3,200	Amdocs, Ltd.*	94,144
300	Ansys, Inc.*†	14,136
3,100	Autodesk, Inc.*	104,811
2,500	BMC Software, Inc.*†	90,000
11,700	CA, Inc.	270,153
7,600	Cadence Design Systems, Inc.*	76,760
2,700	Check Point Software Technologies, Ltd.*	63,909
8,300	Compuware Corp.*	79,182
4,200	Intuit, Inc.*	115,794
2,400	Lawson Software, Inc.*†	17,448
500	Micros Systems, Inc.*†	15,245
98,200	Microsoft Corp.	2,701,482
400	Net 1 UEPS Technologies, Inc.*†	9,720
800	Open Text Corp.*†	25,680
31,200	Oracle Corp.*	655,200
300	Progress Software Corp.*†	7,671
16,600	Sun Microsystems, Inc.*	180,608
2,500	Sybase, Inc.*†	73,550
45,500	Symantec Corp.*	880,425
2,400	Synopsys, Inc.*	57,384

continued

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Software, continued

3,600	TIBCO Software, Inc.*†	$27,540
2,500	Trimble Navigation, Ltd.*†	89,250

		5,714,825

Specialty Retail (3.9%):

2,400	Aeropostale, Inc.*†	75,192
3,700	American Eagle Outfitters, Inc.†	50,431
6,200	AutoNation, Inc.*†	62,124
800	AutoZone, Inc.*†	96,808
1,400	Bebe Stores, Inc.†	13,454
21,100	Best Buy Co., Inc.	835,560
2,200	Callaway Golf Co.†	26,026
700	Copart, Inc.*	29,974
1,700	Dress Barn, Inc.*†	22,746
900	Foot Locker, Inc.†	11,205
51,300	Gap, Inc. (The)	855,171
5,300	Limited Brands, Inc.	89,305
1,600	MSC Industrial Direct Co., Inc., Class A†	70,576
6,000	Office Depot, Inc.*	65,640
1,600	Penske Automotive Group, Inc.†	23,584
2,600	RadioShack Corp.	31,902
1,200	Rent-A-Center, Inc.*†	24,684
2,600	Ross Stores, Inc.	92,352
3,400	Sally Beauty Holdings, Inc.*†	21,964
14,300	Staples, Inc.	339,625
30,300	TJX Cos., Inc.	953,541
800	Tractor Supply Co.*†	23,232
9,400	Tyco International, Ltd.	376,376
2,600	Urban Outfitters, Inc.*†	81,094

		4,272,566

Textiles, Apparel & Luxury Goods (0.2%):

300	Carter’s, Inc.*†	4,146
800	Fossil, Inc.*†	23,256
2,800	Hanesbrands, Inc*†	75,992
1,300	Jones Apparel Group, Inc.	17,875
1,600	Liz Claiborne, Inc.†	22,640
1,000	Wolverine World Wide, Inc.†	26,670

		170,579

Thrifts & Mortgage Finance (0.1%):

7,100	Hudson City Bancorp, Inc.	118,428

Tobacco (1.6%):

16,000	Altria Group, Inc.	328,960
5,607	Lorillard, Inc.*	387,780
17,800	Philip Morris International, Inc.	879,142
2,100	Reynolds American, Inc.†	98,007
600	Universal Corp.†	27,132

		1,721,021

Trading Companies & Distributors (0.0%):

1,000	Applied Industrial Technologies, Inc.†	24,170
1,200	United Rentals, Inc.*†	23,532

		47,702

Wireless Telecommunication Services (1.2%):

3,600	MetroPCS Communications, Inc.*†	63,756
400	NTELOS Holdings Corp.†	10,148
112,919	Sprint Nextel Corp.	1,072,731
1,500	Syniverse Holdings, Inc.*	24,300
1,900	Telephone and Data Systems, Inc.†	89,813
500	U.S. Cellular Corp.*†	28,275

		1,289,023

Total Common Stocks (Cost $109,779,299)		109,320,619

Collateral for Securities on Loan (8.5%):
9,196,516	Northern Trust Liquid Institutional Asset Portfolio	9,196,516

Total Collateral for Securities on Loan (Cost $9,196,516)		9,196,516

Total Investment Securities (Cost $118,975,815)(a) 109.0%		118,517,135
Net other assets (liabilities) (9.0)%		(9,779,736)

Net Assets 100.0%		$108,737,399

Percentages indicated are based on net assets as of June 30, 2008.

*	Non-income producing security

†	All or a portion of security is loaned as of June 30, 2008.

(a)	Cost for federal income tax purposes is $122,342,625. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$8,219,426
Unrealized depreciation	(12,044,916)

Net unrealized depreciation	$(3,825,490)

continued

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United States	96.0%
Cayman Islands	1.5%
Bermuda	1.3%
Netherlands	0.9%
Guernsey	0.1%
Israel	0.1%
Canada	0.1%

100.0%

See accompanying notes to the financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL
Oppenheimer
Main Street
Fund

Assets:
Investment securities, at cost	$118,975,815

Investment securities, at value*	$118,517,135
Dividend income	107,131
Receivable for capital shares issued	804
Receivable for investments sold	1,760,190
Prepaid expenses	918

Total Assets	120,386,178

Liabilities:
Cash overdraft	413,564
Payable for investments purchased	1,744,209
Payable for capital shares redeemed	167,687
Payable for return of collateral received	9,196,516
Manager fees payable	70,157
Administration fees payable	4,035
Distribution fees payable	23,386
Administrative and compliance services fees payable	1,070
Trustee fees payable	10
Other accrued liabilities	28,145

Total Liabilities	11,648,779

Net Assets	$108,737,399

Net Assets Consist of:
Capital	$103,947,667
Accumulated net investment income/(loss)	1,387,640
Accumulated net realized gains/(losses) from investment transactions	3,860,772
Net unrealized appreciation/(depreciation) on investments	(458,680)

Net Assets	$108,737,399

Shares of beneficial interest (unlimited number of shares authorized, no par value)	9,717,873
Net Asset Value (offering and redemption price per share)	$11.19

*	Includes securities on loan of $9,748,474.

See accompanying notes to the financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL
Oppenheimer
Main Street
Fund

Investment Income:
Interest	$3,306
Dividends	1,053,833
Income from securities lending	16,430

Total Investment Income	1,073,569

Expenses:
Manager fees	461,301
Administration fees	22,795
Distribution fees	144,157
Custodian fees	28,375
Administrative and compliance service fees	2,140
Trustees’ fees	3,741
Professional fees	7,923
Shareholder reports	12,598
Cash overdraft expense	10,195
Other expenses	6,015

Total expenses before reductions	699,240
Less expenses waived/ reimbursed by the Manager	(28,831)

Net expenses	670,409

Net Investment Income/(Loss)	403,160

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(8,741,620)
Change in unrealized appreciation/(depreciation) on investments	(5,163,668)

Net Realized/Unrealized Gains/(Losses) on Investments	(13,905,288)

Change in Net Assets Resulting from Operations	$(13,502,128)

See accompanying notes to the financial statements.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Oppenheimer
	Main Street Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$403,160	$984,914
Net realized gains/(losses) on investment transactions	(8,741,620)	13,818,783
Change in unrealized appreciation/(depreciation) on investments	(5,163,668)	(10,175,230)

Change in net assets resulting from operations	(13,502,128)	4,628,467

Dividends to Shareholders:
From net investment income	—	(724,743)
From net realized gains on investments	—	(6,995,570)

Change in net assets resulting from dividends to shareholders	—	(7,720,313)

Capital Transactions:
Proceeds from shares issued	4,856,661	29,030,644
Proceeds from dividends reinvested	—	7,720,313
Value of shares redeemed	(22,209,763)	(23,482,364)

Change in net assets resulting from capital transactions	(17,353,102)	13,268,593

Change in net assets	(30,855,230)	10,176,747
Net Assets:
Beginning of period	139,592,629	129,415,882

End of period	$108,737,399	$139,592,629

Accumulated net investment income/(loss)	$1,387,640	$984,480

Share Transactions:
Shares issued	421,743	2,241,299
Dividends reinvested	—	610,302
Shares redeemed	(1,947,664)	(1,815,063)

Change in shares	(1,525,921)	1,036,538

See accompanying notes to the financial statements.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended					May 3, 2004 to
	June 30,	For the Year Ended December 31,				December 31,
	2008	2007		2006	2005	2004(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$12.42	$12.68		$11.36	$10.79	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.06	0.09		0.06	0.07	0.06
Net Realized and Unrealized Gains/(Losses) on Investments	(1.29)	0.41		1.57	0.51	0.80

Total from Investment Activities	(1.23)	0.50		1.63	0.58	0.86

Dividends to Shareholders From:
Net Investment Income	—	(0.07)		(0.06)	—	(0.06)
Net Realized Gains	—	(0.69)		(0.25)	(0.01)	(0.01)

Total Dividends	—	(0.76)		(0.31)	(0.01)	(0.07)

Net Asset Value, End of Period	$11.19	$12.42		$12.68	$11.36	$10.79

Total Return(b) (c)	(9.83)%	3.80	%(d)	14.59%	5.45%	8.60%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$108,737	$139,593		$129,416	$99,016	$65,487
Net Investment Income/(Loss)(e)	0.70%	0.72%		0.66%	0.70%	1.52%
Expenses Before Reductions(e) (f)	1.21%	1.25%		1.22%	1.28%	1.29%
Expenses Net of Reductions(e)	1.16%	1.20%		1.19%	1.19%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e) (g)	1.21%	1.20%		1.19%	1.20%	N/A
Portfolio Turnover Rate(c)	78.98%	126.24%		105.81%	80.76%	75.56%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	During the year ended December 31, 2007, OppenheimerFunds, Inc. reimbursed $51,744 to the Fund related to violations of certain investment policies and limitations. The corresponding impact to the total return was 0.04%.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to financial statements.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Oppenheimer Main Street Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. However, only Class 2 shares have been available since the Fund’s inception. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Oppenheimer Main Street Fund	$10,077,462	$9,748,474

The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio, and the non-cash collateral represents a U.S. Treasury Note at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and OppenheimerFunds, Inc. (“OFI”), OFI provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.20%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Oppenheimer Main Street Fund	0.80%	1.20%

*	The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.75% for the period ending April 30, 2009.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets of Class 2 shares. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $2,216 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $8,273 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$118,517,135	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$118,517,135	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Oppenheimer Main Street Fund	$92,116,088	$107,675,591

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Oppenheimer Main Street Fund	$2,019,965	$5,700,348	$7,720,313

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Oppenheimer Main Street Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

		Undistributed			Total
	Undistributed	Long Term	Accumulated	Unrealized	Accumulated
	Ordinary Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Oppenheimer Main Street Fund	$4,460,731	$13,715,893	$18,176,624	$41,161,860	$59,338,484

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

22

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC. These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® PIMCO
Fundamental IndexPLUS
Total Return Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL PIMCO Fundamental IndexPLUS Total Return Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL PIMCO Fundamental IndexPLUS Total Return Fund	$1,000.00	$865.10	$5.56	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL PIMCO Fundamental IndexPLUS Total Return Fund	$1,000.00	$1,018.90	$6.02	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL PIMCO Fundamental IndexPLUS Total Return Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Asset Backed Securities	11.1%
Collateralized Mortgage Obligations	10.9
Corporate Bonds	41.4
Commercial Paper	9.8
Yankee Dollars	1.5
Municipal Bonds	1.4
U.S. Government Agency Mortgages	69.2
Preferred Stocks	0.6
Purchased Call Options	0.2
Purchased Put Option	0.0
Short-Term Investments	5.1
Open Foreign Currency Exchange Contracts	0.4
Futures Contracts	0.2
SWAPS	−9.5
Written Options	−0.3
Securities Sold Short	−1.7

140.3%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Asset Backed Securities (11.1%):
$71,277	Accredited Mortgage Loan Trust, Series 06-2, Class A1, 2.52%, 9/25/36(a)	$70,667
91,716	ACE Securities Corp Home Equity Loan Trust, Series 06-HE4, Class A2A, 2.54%, 10/25/36(a)	87,303
39,591	ACE Securities Corp Home Equity Loan Trust, Series 06-ASP5, Class A2A, 2.56%, 10/25/36(a)	37,376
181,784	Amortizing Residential Collateral Trust, Series 01-BC6, Class A, 3.18%, 10/25/31(a)	174,205
30,978	Argent Securities, Inc., Series 06-M2, Class A2A, 2.53%, 9/25/36(a)	30,697
62,403	Asset Backed Funding Certificates, Series 06-OPT2, Class A3A, 2.54%, 10/25/36(a)	61,856
46,183	Asset Backed Funding Certificates, Series 06-HE1, Class A2A, 2.54%, 1/25/37(a)	44,799
21,014	Asset Backed Securities Corp. Home Equity Loan Trust, Series 04-HE6, Class A1, 2.76%, 9/25/34(a)	17,997
700,000	Bank of America Credit Card Trust, Series 2007-A9, Class A9, 2.51%, 11/17/14(a)	681,561
337,033	Carrington Mortgage Loan Trust, Series 06-NC5, Class A1, 2.53%, 1/25/37(a)	318,443
200,000	Chase Credit Card Master Trust, Series 03-6, Class A, 2.58%, 2/15/11(a)	199,887
200,000	Chase Issuance Trust, Series 06-A3, Class A3, 2.46%, 7/15/11(a)	198,469
600,000	Chase Issuance Trust, Series 2008-A10, Class A10, 3.23%, 8/17/15(a)	594,000
6,197	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH2, Class A1, 2.52%, 8/25/36(a)	6,175
600,000	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH3, Class A2, 2.58%, 10/25/36(a)	558,915
527,681	Countrywide Asset-Backed Certificates, Series 2006-06, Class 2A2, 2.66%, 9/25/36(a)	457,929
23,317	Countrywide Asset-Backed Certificates, Series 06-13, Class 3AV1, 2.53%, 1/25/37(a)	23,225
69,536	Countrywide Asset-Backed Certificates, Series 06-19, Class 2A1, 2.54%, 3/25/37(a)	67,059
104,352	Countrywide Asset-Backed Certificates, Series 06-21, Class 2A1, 2.44%, 5/25/37(a)	98,499
388,420	Countrywide Asset-Backed Certificates, Series 06-24, Class 2A1, 2.53%, 5/25/37(a)	356,922
57,628	Countrywide Asset-Backed Certificates, Series 06-22, Class 2A1, 2.53%, 4/25/37(a)	56,207
370,037	Countrywide Asset-Backed Certificates, Series 06-23, Class 2A1, 2.53%, 5/25/37(a)	352,692
34,847	Countrywide Asset-Backed Certificates, Series 06-15, Class A1, 2.59%, 10/25/46(a)	33,971
25,283	Countrywide Asset-Backed Certificates, Series 06-16, Class 2A1, 2.53%, 12/25/46(a)	24,556
81,232	Countrywide Asset-Backed Certificates, Series 06-17, Class 2A1, 2.53%, 3/25/47(a)	78,618
57,670	Credit-Based Asset Servicing and Securitization, Series 06-CB9, Class A1, 2.54%, 11/25/36(a)	56,073
176,055	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF9, Class 2A1, 2.54%, 6/25/36(a)	172,579

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Asset Backed Securities, continued

$45,156	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF8, Class IIA1, 2.51%, 7/25/36(a)	$44,922
300,000	First USA Credit Card Master Trust, 2.64%, 4/18/11(a)	299,736
61,272	Fremont Home Loan Trust, Series 06-E, Class 2A1, 2.54%, 1/25/37(a)	56,954
26,666	Fremont Home Loan Trust, Series 06-3, Class 2A1, 2.55%, 2/25/37(a)	26,342
258,234	GE-WMC Mortgage Securities, LLC, Series 06-1, Class A2A, 2.52%, 8/25/36(a)	250,982
65,254	GSAMP Trust, Series 06-FM2, Class A2A, 2.55%, 9/25/36(a)	64,171
57,277	Household Home Equity Loan Trust, Series 06-4, Class A1V, 2.55%, 3/20/36(a)	55,470
58,401	HSI Asset Securitization Corp. Trust, Series 06-HE2, Class 2A1, 2.53%, 12/25/36(a)	53,939
43,342	Indymac Residential Asset Backed Trust, Series 06-E, Class 2A1, 2.54%, 4/25/37(a)	40,735
31,872	J.P. Morgan Mortgage Acquisition Corp., Series 06-WMC3, Class A2, 2.53%, 8/25/36(a)	31,365
332,710	J.P. Morgan Mortgage Acquisition Corp., Series 06-CH2, Class AV2, 2.53%, 10/25/36(a)	325,555
90,499	Lehman XS Trust, Series 06-17, Class WF11, 2.60%, 11/25/36(a)	87,430
19,514	Lehman XS Trust, Series 06-9, Class A1A, 2.55%, 5/25/46(a)	18,755
96,723	Lehman XS Trust, Series 06-11, Class 1A1, 2.56%, 6/25/46(a)	93,172
95,920	Lehman XS Trust, Series 06-16N, Class A1A, 2.56%, 11/25/46(a)	89,645
3,092	Long Beach Mortgage Loan Trust, Series 04-4, Class 1A1, 2.76%, 10/25/34(a)	2,561
265,293	Long Beach Mortgage Loan Trust, Series 06-9, Class 2A1, 2.54%, 10/25/36(a)	258,946
148	Master Asset Backed Securities Trust, Series 06-FRE2, Class A2, 2.53%, 3/25/36(a)	148
98,394	Master Asset Backed Securities Trust, Series 06-HE5, Class A1, 2.54%, 11/25/36(a)	96,134
165,216	Merrill Lynch Mortgage Investors Trust, Series 06-FF1, Class A2A, 2.55%, 8/25/36(a)	154,786
103,557	Park Place Securities, Inc., Series 04-MCW1, Class A1, 2.79%, 10/25/34(a)	90,184
82,772	Residential Asset Mortgage Products, Inc., Series 06-RZ4, Class A1A, 2.56%, 10/25/36(a)	77,668
13,111	Residential Asset Securities Corp., Series 06-KS6, Class A1, 2.52%, 8/25/36(a)	13,041
61,388	Residential Asset Securities Corp., Series 06-KS8, Class A1, 2.54%, 10/25/36(a)	59,642
76,148	Residential Asset Securities Corp., Series 06-KS9, Class AI1, 2.55%, 11/25/36(a)	75,265
31,754	Saxon Asset Securities Trust, Series 06-3, Class A1, 2.54%, 11/25/36(a)	30,345
43,406	SBI Heloc Trust, Series 06-A1, Class 1A2A, 2.65%, 8/25/36(a) (b)	41,517
245,933	SLM Student Loan Trust, Series 07-3, Class A1, 2.91%, 10/27/14(a)	245,102
5,560	SLM Student Loan Trust, Series 06-3, Class A2, 2.92%, 1/25/16(a)	5,553
13,015	SLM Student Loan Trust, Series 05-5, Class A1, 2.92%, 1/25/18(a)	13,002
22,099	Soundview Home Equity Loan Trust, Series 06-EQ1, Class A1, 2.53%, 10/25/36(a)	21,786

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Asset Backed Securities, continued

$254,855	Soundview Home Equity Loan Trust, Series 06-EQ2, Class A1, 2.56%, 1/25/37(a)	$248,965
37,406	Wells Fargo Home Equity Trust, Series 06-3, Class A1, 2.53%, 1/25/37(a)	36,543

Total Asset Backed Securities (Cost $8,192,041)		7,871,041

Collateralized Mortgage Obligations (10.9%):
3,125	American Home Mortgage Investment Trust, Series 05-2, Class 5A2, 2.63%, 9/25/35(a)	3,115
100,000	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.93%, 5/10/45(a)	97,647
469,189	Banc of America Funding Corp., 4.11%, 5/25/35(a)	438,284
167,970	Banc of America Funding Corp., 6.14%, 1/20/47(a)	136,331
56,619	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1, 4.96%, 1/25/35(a)	54,469
45,222	Bear Stearns Adustable Rate Mortgage Trust, Series 2004-9 Class 22A1, 4.76%, 11/25/34(a)	43,978
196,616	Bear Stearns Adustable Rate Mortgage Trust, Series 2004-8, Class 2A1, 5.07%, 11/25/34(a)	190,524
479,427	Bear Stearns Adustable Rate Mortgage Trust, Series 2005-2, Class A2, 4.12%, 3/25/35(a)	458,367
908,207	Bear Stearns Adustable Rate Mortgage Trust, Series 2005-2, Class A1, 4.12%, 3/25/35(a)	866,358
53,415	Bear Stearns Alt-A Trust, 5.70%, 9/25/35(a)	43,992
149,076	Bear Stearns Mortgage Funding Trust, Series 07-AR1, Class 2A1, 2.55%, 2/25/37(a)	132,838
113,479	Countrywide Home Loans, Series 2004-22 Class A3, 4.80%, 11/25/34(a)	108,972
191,824	Countrywide Home Loans, Series 2004-HYB9 Class 1A1, 4.72%, 2/20/35(a)	187,164
72,155	Fannie Mae, Series 06-118, Class A1, 2.54%, 12/25/36(a)	69,679
121,963	First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 2A1, 5.37%, 8/25/35(a)	116,565
162,075	Freddie Mac, Series 3335, Class BF, 2.62%, 7/15/19(a)	158,782
806,038	Freddie Mac, Series 3335, Class FT, 2.62%, 8/15/19(a)	789,798
1,146,120	Freddie Mac, Series 3335, Class AF, 2.62%, 10/15/20(a)	1,122,738
90,248	Freddie Mac, Series 3149, Class LF, 2.77%, 5/15/36(a)	88,595
81,899	Greenpoint Mortgage Funding Trust, Series 06-AR8, Class 1A1A, 2.56%, 1/25/47(a)	77,689
100,735	Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1, 4.39%, 10/25/33(a)	95,848
158,683	GS Mortgage Securities Corp. II, Series 2007-EOP Class A1, 2.54%, 3/6/20(b) (a)	148,480
83,859	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.25%, 11/25/35(a)	78,797
26,525	Harborview Mortgage Loan Trust, Series 05-2, Class 2A1A, 2.70%, 5/19/35(a)	20,091
115,598	Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1, 5.15%, 7/19/35(a)	106,679
65,928	Indymac Index Mortgage Loan Trust, Series 2004-AR5, Class B1, 5.04%, 12/25/34(a)	57,218
37,933	Indymac Index Mortgage Loan Trust, Series 06-AR35, Class 2A2, 2.58%, 1/25/37(a)	35,706

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Collateralized Mortgage Obligations, continued

$300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.42%, 1/15/49	$278,017
129,240	JP Morgan Mortgage Trust, Series 2005-A1, Class 6T1, 5.02%, 2/25/35(a)	121,919
35,648	LB-UBS Commercial Mortgage Trust, Series 02-C2, Class A2, 4.90%, 6/15/26(a)	35,724
11,811	Lehman Brothers Commercial Mortgage Trust, Series 06-LLFA, Class A1, 2.55%, 9/15/21(a) (b)	11,234
74,155	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A4, 3.79%, 11/21/34(a)	73,241
252,380	Merrill Lynch Floating Trust, Series 06-1, Class A1, 2.54%, 6/15/22 (a) (b)	237,290
64,804	Merrill Lynch Mortgage Investors Trust, Series 2005-A10, Class A, 2.69%, 2/25/36(a)	52,011
28,209	MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A, 3.48%, 10/25/35(a)	25,580
20,975	MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 2.73%, 11/25/35(a)	18,935
57,452	Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A2, 2.73%, 7/19/35(a)	51,785
66,201	Thornburg Mortgage Securities Trust, Series 06-6, Class A1, 2.59%, 12/25/36(a)	63,333
214,854	Thornburg Mortgage Securities Trust, Series 06-5, Class A1, 2.60%, 9/25/46(a)	207,150
177,746	Wachovia Bank Commercial Mortgage Trust, 2.55%, 6/15/20(a)	164,395
274,465	Wachovia Bank Commercial Mortgage Trust, Series 06-WL7A, Class A1, 2.56%, 9/15/21(a) (b)	258,802
8,811	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR11, Class A1B1, 2.77%, 8/25/45(a)	8,738
72,000	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR11, Class 2A, 5.03%, 9/25/46(a)	55,926
223,437	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR13, Class 2A, 4.78%, 10/25/46(a)	170,306
75,931	Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR19, Class 1A1A, 4.26%, 1/25/47(a)	55,601
123,678	Wells Fargo Mortgage Back Securities Trust, Series 2004-CC, Class A1, 4.95%, 1/25/35(a)	120,058

Total Collateralized Mortgage Obligations (Cost $8,115,372)		7,738,749

Corporate Bonds (41.4%):
Automobiles (0.4%):

200,000	DaimlerChrysler NA Holding Corp., Series E, 3.14%, 3/13/09(a)	199,392
100,000	DaimlerChrysler NA Holding Corp., 3.23%, 8/3/09(a)	99,174

		298,566

Biotechnology (0.6%):

150,000	Amgen, Inc., 2.73%, 11/28/08(a)	149,542
300,000	Amgen, Inc., 6.90%, 6/1/38	306,494

		456,036

Chemicals (0.1%):

100,000	Rohm & Haas Co., 6.00%, 9/15/17	97,375

Commercial Banks (9.6%):

200,000	American Express Bank FSB, 2.48%, 10/16/08(a)	199,745
300,000	American Express Centurion Bank, 2.50%, 6/12/09(a)	297,584
500,000	Banc of America Corp., 3.06%, 6/15/16(a)	451,791
100,000	Bank of America Corp., 2.90%, 11/6/09(a)	99,072
1,200,000	Bank of America Corp., 8.00%, 12/29/49(a)	1,124,244
800,000	Bank of Ireland, 2.82%, 12/19/08(a)	799,687
100,000	Barclays Bank plc, 6.05%, 12/4/17(b)	98,020

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Commercial Banks, continued

$300,000	BNP Paribas, 5.19%, 6/29/49(b)†	$260,578
100,000	Citigroup, Inc., 2.83%, 12/28/09(a)	97,542
200,000	Citigroup, Inc., 2.87%, 5/18/10(a)	196,305
300,000	Citigroup, Inc., 5.50%, 4/11/13	292,793
200,000	Citigroup, Inc., 6.00%, 8/15/17	190,774
100,000	Citigroup, Inc., 6.13%, 8/25/36	84,576
100,000	Credit Agricole, 2.65%, 5/28/09(a) (b)	99,552
100,000	DnB NOR Bank ASA, 2.78%, 10/13/09(a) (b)	100,035
300,000	HBOS Treasury Services PLC, 2.76%, 7/17/09(a) (b)	299,839
200,000	ICICI Bank, Ltd., 3.25%, 1/12/10(a) (b)	193,920
100,000	J.P. Morgan Chase & Co., 2.53%, 6/26/09(a)	99,701
500,000	J.P. Morgan Chase & Co., 2.88%, 10/2/09(a)	499,390
40,000	J.P. Morgan Chase & Co., 6.00%, 1/15/18	38,966
200,000	Key Bank NA, Series BKNT, 4.68%, 6/2/10 (a) (b)	199,237
100,000	UBS AG Stamford CT, 5.88%, 12/20/17	97,275
300,000	Wachovia Bank NA, 2.84%, 3/23/09(a)	298,706
100,000	Wachovia Corp., 2.95%, 10/28/08(a)	97,935
100,000	Wachovia Corp., 2.73%, 12/1/09(a)	97,885
500,000	Wells Fargo & Co., 5.63%, 12/11/17	483,771

		6,798,923

Computers & Peripherals (1.7%):

200,000	Dell, Inc., 5.65%, 4/15/18 (b)†	192,994
1,000,000	IBM Corp., 5.70%, 9/14/17	1,014,915

		1,207,909

Diversified Consumer Services (12.1%):

100,000	Allstate Life Global Funding Trust, 2.84%, 3/23/09(a)	99,625
100,000	Allstate Life Global Funding Trust, 5.38%, 4/30/13 , MTN	99,608
200,000	American Express Credit Co., 2.51%, 11/9/09(a)	195,261
100,000	American Express Credit Co., Series C, 5.88%, 5/2/13	99,418
100,000	American General Finance, 6.90%, 12/15/17, MTN	87,156
200,000	American Honda Finance Corp., 2.74%, 3/9/09(a) (b)	199,721
400,000	American Honda Finance Corp., 2.78%, 5/12/09(a) (b)	399,850
200,000	American International Group, 5.85%, 1/16/18 , MTN	187,371
400,000	Bear Stearns Cos., Inc., 2.89%, 3/30/09(a)	396,510
50,000	Bear Stearns Cos., Inc., 2.95%, 9/9/09(a)	49,422
1,100,000	Bear Stearns Cos., Inc., 3.13%, 1/31/11 , MTN(a)	1,067,484
100,000	C10 Capital SPV, Ltd., 6.72%, 12/31/49(b)†	91,827
100,000	Caterpillar Financial Services Corp., 4.85%, 12/7/12 , MTN	99,704
200,000	CIT Group, Inc., 2.83%, 8/15/08(a)	199,783
100,000	CIT Group, Inc., 3.05%, 1/30/09(a)	96,753
100,000	CIT Group, Inc., 2.79%, 6/8/09(a)	92,501
100,000	CIT Group, Inc., 2.84%, 8/17/09(a)	91,023
200,000	Citigroup Capital XXI, 8.30%, 12/21/57, Callable 12/21/37 @ 100	188,866
30,000	Citigroup Funding, Inc., 2.48%, 4/23/09(a)	29,604
1,200,000	Countrywide Home Loans, Inc., Series M, 4.13%, 9/15/09 , MTN	1,146,100
300,000	ENEL Finance International, 6.80%, 9/15/37(b)	302,513
600,000	Ford Motor Credit Corp., 7.25%, 10/25/11	464,977
100,000	General Electric Capital Corp., 3.01%, 7/28/08(a)	99,990
200,000	General Electric Capital Corp., 2.94%, 10/26/09(a)	199,296
200,000	General Electric Capital Corp., 2.89%, 1/20/10(a)	199,198
300,000	General Electric Capital Corp., 2.78%, 5/10/10(a)	297,923

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Diversified Consumer Services, continued

$300,000	General Electric Capital Corp., 2.75%, 8/15/11(a)	$295,377
50,000	General Electric Capital Corp., 3.16%, 5/5/26(a)	42,481
300,000	General Electric Capital Corp., 6.38%, 11/15/67	283,743
100,000	HSBC Finance Corp., 2.88%, 10/21/09(a)	97,649
50,000	HSBC Finance Corp., 2.97%, 5/10/10(a)	48,983
400,000	International Lease Financial Corp., 2.86%, 5/24/10(a)	374,232
100,000	NGPL PipeCo LLC, 6.51%, 12/15/12(b)	101,526
100,000	Santander, 6.67%, 10/29/49(b)	96,606
450,000	SLM Corp., 3.06%, 7/27/09†(a)	421,897
100,000	SMFG Preferred Capital, 6.08%, 12/31/49(b)	84,553
200,000	UBS Preferred Funding Trust V, 6.24%, 5/29/49	175,243
100,000	Westfield Group, 5.70%, 10/1/16(b)	93,384

		8,597,158

Diversified Financial Services (9.7%):

400,000	Citigroup, Inc., 8.40%, 4/29/49	380,244
300,000	General Electric Capital Corp., 5.50%, 9/15/67(b)	416,452
420,000	Goldman Sachs Group, Inc., 2.89%, 12/22/08(a)	410,043
100,000	Goldman Sachs Group, Inc., 2.84%, 12/23/08(a)	99,652
50,000	Goldman Sachs Group, Inc., 2.89%, 6/23/09(a)	49,479
100,000	Goldman Sachs Group, Inc., 2.80%, 11/16/09(a)	98,584
300,000	Goldman Sachs Group, Inc., 5.63%, 1/15/17	277,967
300,000	Goldman Sachs Group, Inc., 5.95%, 1/18/18	287,987
100,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	97,016
100,000	Lehman Brothers Holdings, 2.53%, 11/24/08(a)	99,468
100,000	Lehman Brothers Holdings, 2.77%, 4/3/09(a)	97,079
200,000	Lehman Brothers Holdings, 6.20%, 9/26/14	190,894
100,000	Merrill Lynch & Co., 3.00%, 10/27/08(a)	99,392
50,000	Merrill Lynch & Co., 3.03%, 2/6/09(a)	49,319
1,000,000	Merrill Lynch & Co., Series C, 4.49%, 5/20/09 , MTN(a)	993,374
100,000	Merrill Lynch & Co., 2.76%, 12/4/09(a)	95,856
200,000	Merrill Lynch & Co., 6.88%, 4/25/18	190,345
400,000	Morgan Stanley, 2.84%, 2/9/09(a)	396,292
100,000	Morgan Stanley, 2.82%, 5/7/09(a)	98,440
100,000	Morgan Stanley, Series F, 2.80%, 1/15/10(a)	96,714
400,000	Morgan Stanley, 2.99%, 1/15/10†(a)	391,558
200,000	Morgan Stanley, Series F, 4.78%, 5/14/10, MTN(a)	199,228
200,000	Wachovia Corp., 5.75%, 2/1/18	182,283
1,700,000	Wachovia Corp., 7.98%, 2/28/49	1,561,280

		6,858,946

Energy Equipment & Services (0.1%):

40,000	Gazprom OAO, 10.50%, 10/21/09	43,148

Food & Staples Retailing (0.3%):

200,000	Kraft Foods, Inc., 6.13%, 2/1/18	194,416

Health Care Providers & Services (0.1%):

100,000	UnitedHealth Group, Inc., 4.88%, 2/15/13	96,764

Industrial Conglomerate (0.6%):

400,000	Honeywell International, Inc., 2.85%, 3/13/09(a)	399,795

Insurance (1.7%):

300,000	Met Life Global Funding, 2.76%, 5/17/10(a) (b)	295,852
100,000	Monumental Global Funding II, 5.50%, 4/22/13(b)	100,050
100,000	Principal Life Income Funding Trust, 5.55%, 4/27/15 , MTN(b)	98,452
700,000	Sun Life Financial, Inc., 2.89%, 7/6/11(a) (b)	691,222

		1,185,576

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued

Media (0.7%):

$100,000	Comcast Corp., 3.01%, 7/14/09(a)	$99,202
200,000	CSC Holdings, Inc., 7.25%, 7/15/08†	200,000
200,000	Time Warner, Inc., 5.88%, 11/15/16	188,591

		487,793

Oil, Gas & Consumable Fuels (2.6%):

600,000	Anadarko Petroleum Corp., 3.18%, 9/15/09(a)	593,130
400,000	Gaz Capital SA, Series 2, 8.63%, 4/28/34, Puttable 4/28/14 @ 100	435,700
200,000	Gazprom, 9.63%, 3/1/13	220,810
300,000	Kinder Morgan Energy Parters LP, 5.95%, 2/15/18†	292,276
300,000	Suncor Energy, Inc., 6.10%, 6/1/18	300,909

		1,842,825

Pharmaceuticals (0.1%):

100,000	AstraZeneca PLC, 5.90%, 9/15/17	102,500

Road & Rail (0.3%):

200,000	Union Pacific Corp., 5.70%, 8/15/18	195,168

Tobacco (0.1%):

100,000	Philip Morris International, Inc., 6.38%, 5/16/38	97,453

Wireless Telecommunication Services (0.6%):

400,000	Qwest Capital Funding, Inc., 6.38%, 7/15/08	400,000

Total Corporate Bonds (Cost $30,182,048)		29,360,351

Commercial Paper (9.8%):
Commercial Banks (6.6%):

1,100,000	Barclays US Funding LLC, 2.80%, 9/26/08(c)	1,092,443
500,000	CAISSE NAT CSSA EPAR PRE, 2.62%, 8/20/08(b) (c)	498,150
600,000	Intesa Funding LLC, 2.65%, 8/4/08(c)	598,488
200,000	Royal Bank of Scotland PLC, 2.56%, 7/15/08(c)	199,790
1,200,000	Societe Generale, 2.66%, 8/6/08(c)	1,196,832
1,100,000	UBS Finance Delaware LLC, 2.73%, 8/5/08(c)	1,097,173

		4,682,876

Diversified Financial Services (3.2%):

1,300,000	CBA (Delaware) Finance, 2.47%, 7/30/08(c)	1,297,244
500,000	Danske Corp., 2.51%, 8/6/08(b) (c)	498,680
500,000	Rabobank USA Finance Corp., 2.46%, 8/4/08(c)	498,843

		2,294,767

Total Commercial Paper (Cost $6,978,026)		6,977,643

Yankee Dollars (1.5%):
Commercial Banks (0.4%):

100,000	Credit Agricole, 2.70%, 5/28/10(a) (b)	98,949
100,000	HSBC Holdings PLC, 6.50%, 9/15/37	91,158
100,000	National Australia Bank, Ltd., 2.73%, 9/11/09(a) (b)	99,917

		290,024

Diversified Consumer Services (1.0%):

200,000	Deutsche Telekom International Finance BV, 2.98%, 3/23/09(a)	198,629
200,000	Diageo Capital PLC, 2.82%, 11/10/08(a)	199,628
100,000	Siemens Financieringsmaatschappij NV, 2.73%, 8/14/09(a) (b)	100,008
200,000	Telefonica Emisiones Sau, 3.10%, 6/19/09(a)	198,875

		697,140

Oil, Gas & Consumable Fuels (0.1%):

100,000	Transocean, Inc., 2.87%, 9/5/08(a)	99,869

Total Yankee Dollars (Cost $1,099,901)		1,087,033

Preferred Stocks (0.6%):
Diversified Financial Services (0.6%):

1,800	American International Group, 8.50%, 8/1/11*	106,722
34	DG Funding Trust(d)	338,406

		445,128

Total Preferred Stocks (Cost $496,689)		445,128

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Preferred Stocks, continued
Diversified Financial Services, continued

Municipal Bonds (1.4%):
California (0.3%):

$200,000	Los Angeles California United School District, Series A-1, 4.50%, 7/1/23 , Callable 7/1/17 @ 100	$195,940
New York (1.1%):

800,000	New York City Municipal Water Finance Authority, Water & Sewer System Revenue, Series AA, 4.75%, 6/15/37, Callable 6/15/16 @ 100	779,104

Total Municipal Bonds (Cost $982,482)		975,044

U.S. Government Agency Mortgages (69.2%):
Federal Home Loan Mortgage Corporation (14.4%)

758,217	2.70%, 2/15/19 , Series 3346 FA(a)	742,718
684,937	6.00%, 9/1/27	696,750
5,000,000	5.50%, 7/15/37, TBA	4,925,000
3,800,000	6.00%, 7/15/37, TBA	3,838,000
90,398	4.99%, 2/25/45(a)	83,930

		10,286,398

Federal National Mortgage Association (53.5%)

50,045	5.50%, 3/1/22, Pool #910081	50,440
849,866	5.50%, 7/1/23, Pool #257279	856,497
338,418	6.00%, 3/1/27	343,831
275,934	6.00%, 5/1/27	280,348
695,213	6.00%, 9/1/27	706,335
681,797	6.00%, 10/1/27	692,704
696,711	6.00%, 11/1/27	707,856
370,000	6.00%, 2/1/36, Pool #865434	373,809
4,284,784	5.00%, 3/1/36, Pool #745336	4,121,511
1,000,001	6.00%, 1/1/37, Pool #903847	1,010,293
5,000,000	5.00%, 7/15/37, TBA	4,792,190
14,900,000	5.50%, 7/15/37, TBA	14,685,812
654,248	5.00%, 10/1/37, Pool #256979	627,747
367,088	5.00%, 1/1/38, Pool #953595	352,182
314,343	5.00%, 1/1/38, Pool #257062	301,610
1,970,330	5.00%, 2/1/38, Pool #948972	1,890,324
998,291	6.50%, 2/1/38, Pool #929162	1,028,845
997,464	5.00%, 4/1/38, Pool #969968	956,961
2,490,556	5.00%, 4/1/38, Pool #962687	2,389,426
651,909	5.00%, 4/1/38, Pool #974876	625,438
997,297	5.00%, 5/1/38, Pool #962957	956,802
25,108	5.00%, 5/1/38, Pool #974823	24,088

		37,775,049

Government National Mortgage Association (1.3%)
168,749	6.00%, 4/15/37	171,557
793,226	6.00%, 9/15/37, Pool #633033	806,426

		977,983

Total U.S. Government Agency Mortgages (Cost $49,279,661)		49,039,430

Deposit Account (2.2%):
1,539,714	NTRS London Deposit Account	1,539,714

Total Deposit Account (Cost $1,539,714)		1,539,714

Purchased Call Options (0.2%):
660	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.15 Exp. 02/02/2009(d)	19,536
70	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.15 Exp. 12/15/2008(d)	1,917
230	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.15 Exp. 12/15/2008(d)	6,299
140	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.45 Exp. 08/03/2009(d)	6,529
770	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.45 Exp. 08/03/2009(d)	35,907
590	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.45 Exp. 08/03/2009(d)	27,513
600	Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.50 Exp. 02/02/2009(d)	28,710

Total Purchased Call Options (Cost $329,808)		126,411

Put Option Purchased (0.0%):
1,100	June FNMA 5.0% Strike @ 83 Exp. 7/7/08	—

continued

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Collateral for Securities on Loan (2.9%):
$2,132,300	Northern Trust Liquid Institutional Asset Portfolio	$2,132,300

Total Collateral for Securities on Loan (Cost $2,132,300)		2,132,300

Total Investment Securities (Cost $109,328,042) (e) 151.2%		107,292,844
Net other assets (liabilities) (51.2)%		(36,371,110)

Net Assets 100.0%		$70,921,734

Percentages indicated are based on net assets as of June 30, 2008.

†	All or a portion of security is loaned as of June 30, 2008.
*	Non-income producing security

Investment Securities are segregated as collateral, the aggregate fair value of these securities is $74,808,289.
FNMA—Federal National Mortgage Association
FSA—Insured by Federal Financial Security Assurance
LIBOR—Represents the London InterBank Offered Rate
LLC—Limited Liability Co.
LP—Limited Partnership
PLC—Public Liability Co.
TBA—To be announced. Represents 39.8% of the Fund’s net assets.

(a)	Variable rate security. The rate presented represents the rate in effect at June 30, 2008. The date presented represents the final maturity date.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(c)	The rate presented represents the effective yield at June 30, 2008.
(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2008 these securities represent 0.7% of the net assets of the fund.
(e)	Cost for federal income tax purposes is $109,329,626. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$157,390
Unrealized depreciation	(2,194,172)

Net unrealized depreciation	$(2,036,782)

As of June 30, 2008, the Fund’s open foreign currency exchange contracts were as follows:

	Delivery	Contract		Appreciation/
Long Contracts	Date	Amount	Fair Value	(Depreciation)
Receive 54,000 United Arab Emirates Dirham in exchange for U.S. Dollars	4/16/2009	$14,975	$14,854	$(121)
Receive 4,523,169 Brazilian Real in exchange for U.S. Dollars	7/2/2008	2,249,981	2,822,394	572,413
Receive 3,491,147 Brazilian Real in exchange for U.S. Dollars	12/2/2008	2,041,689	2,099,056	57,367
Receive 1,263,287 Chinese Renminbi in exchange for U.S. Dollars	11/13/2008	186,000	188,610	2,610
Receive 441,000,000 Indonesian Rupiah in Exchange for U.S. Dollars	10/29/2008	46,324	46,803	479
Receive 12,748,565 Indian Rupee in exchange for U.S. Dollars	8/12/2008	322,292	293,985	(28,307)

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

	Delivery	Contract		Appreciation/
Long Contracts	Date	Amount	Fair Value	(Depreciation)
Receive 5,060,137 Indian Rupee in exchange for U.S. Dollars	11/12/2008	$125,220	$115,328	$(9,892)
Receive 367,253,640 Korean Won in exchange for U.S. Dollars	8/4/2008	389,828	351,019	(38,809)
Receive 4,000 Kuwaiti Dinar in Exchange for U.S. Dollars	4/16/2009	15,323	15,200	(123)
Receive 4,153,241 Mexican Pesos in exchange for U.S. Dollars	7/10/2008	373,052	402,144	29,092
Receive 568,648 Malaysian Ringgit in exchange for U.S. Dollars	11/12/2008	176,522	174,360	(2,162)
Receive 322,796 Malaysian Ringgit in exchange for U.S. Dollars	2/12/2009	101,000	99,068	(1,932)
Receive 11,066,990 Philippine Peso in exchange for U.S. Dollars	8/22/2008	251,298	245,643	(5,655)
Receive 773,338 Polish Zloty in exchange for U.S. Dollars	7/10/2008	283,042	362,893	79,851
Receive 5,891,040 Russian Ruble in exchange for U.S. Dollars	7/10/2008	242,230	251,192	8,962
Receive 5,122,000 Russian Ruble in exchange for U.S. Dollars	11/19/2008	206,491	217,302	10,811
Receive 2,415,330 Russian Ruble in exchange for U.S. Dollars	5/6/2009	100,000	101,323	1,323
Receive 55,600 Saudi Arabian Riyal in exchange for U.S. Dollars	4/16/2009	15,029	14,913	(116)
Receive 750,464 Singapore Dollars in exchange for U.S. Dollars	11/21/2008	542,854	555,424	12,570
Receive 7,446,100 South African Rand in exchange for U.S. Dollars	7/10/2008	991,118	949,427	(41,691)
Receive 7,446,100 South African Rand in exchange for U.S. Dollars	12/10/2008	884,188	911,121	26,933

Appreciation/Depreciation on Long Contracts				$673,603

	Delivery	Contract		Appreciation/
Short Contracts	Date	Amount	Fair Value	(Depreciation)
Deliver 4,523,169 Brazilian Real in exchange for U.S. Dollars	7/2/2008	$2,714,796	$2,822,394	$(107,598)
Deliver 2,888,858 Brazilian Real in exchange for U.S. Dollars	12/2/2008	1,589,000	1,736,929	(147,929)
Deliver 719,000 Euro Dollars in exchange for U.S. Dollars	7/24/2008	1,119,030	1,130,447	(11,417)
Deliver 885,000 British Sterling Pounds in exchange for U.S. Dollars	8/11/2008	1,747,380	1,756,631	(9,251)
Deliver 17,463,000 Japanese Yen in exchange for U.S. Dollars	7/28/2008	161,995	164,759	(2,764)
Deliver 367,253,640 Korean Won in exchange for U.S. Dollars	8/4/2008	350,756	351,019	(263)
Deliver 4,153,241 Mexican Pesos in exchange for U.S. Dollars	7/10/2008	380,708	402,144	(21,436)
Deliver 773,338 Polish Zloty in exchange for U.S. Dollars	7/10/2008	309,127	362,894	(53,767)
Deliver 5,891,040 Russian Ruble in exchange for U.S. Dollars	7/10/2008	244,081	251,193	(7,112)
Deliver 1,601,000 Russian Ruble in exchange for U.S. Dollars	11/19/2008	63,507	67,923	(4,416)
Deliver 3,521,000 Russian Ruble in exchange for U.S. Dollars	5/6/2009	144,966	147,706	(2,740)
Deliver 7,446,100 South African Rand in exchange for U.S. Dollars	7/10/2008	920,977	949,426	(28,449)

Appreciation/Depreciation on Short Contracts				$(397,142)

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

As of June 30,2008, the Fund’s open futures contracts were as follows:

Futures Contracts

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
90-Day Eurodollar September Futures	Long	9/15/2008	12	$4,300
90-Day Eurodollar December Futures	Long	12/15/2008	13	9,363
90-Day Eurodollar March Futures	Long	3/16/2009	70	118,225
90-Day Eurodollar June Futures	Long	6/15/2009	45	(24,125)
90-Day Eurodollar September Futures	Long	9/14/2009	62	55,563
90-Day Eurodollar December Futures	Long	12/14/2009	34	16,488
90-Day Eurodollar March Futures	Long	3/15/2010	28	18,425
90-Day Sterling September Futures	Long	9/18/2008	36	(35,426)
90-Day Sterling December Futures	Long	12/18/2008	10	(9,036)
90-Day Sterling March Futures	Long	3/19/2009	11	(5,801)
90-Day Sterling June Futures	Long	6/18/2009	6	(9,268)
90-Day Sterling December Futures	Long	12/17/2009	1	(3,327)
90-Day Euro Euribor December Future	Long	12/15/2008	4	134
90-Day Euro Euribor March Future	Long	3/16/2009	3	(102)
90-Day Euro Euribor June Future	Long	6/15/2009	2	(410)

				$135,003

Total Return Swaps

					Unrealized
			Expiration	Number of	Appreciation/
Counterparty	Receive Total Return	Pay	Date	Contracts	(Depreciation)
Merrill Lynch & Co., Inc.	Enhanced RAFI 1000 Total Return Index	1-month USD LIBOR plus 0.20%	10/15/2008	375,969	$(3,118,842)
Bear Stearns & Co., Inc.	Enhanced RAFI 1000 Total Return Index	1-month USD LIBOR plus 0.30%	10/15/2008	50,095	(399,288)
Credit Suisse First Boston	Enhanced RAFI 1000 Total Return Index	1-month USD LIBOR plus 0.25%	10/15/2008	99,531	(785,745)
Merrill Lynch & Co., Inc.	Enhanced RAFI 1000 Total Return Index	1-month USD LIBOR plus 0.25%	8/18/2008	52,381	(1,583,639)
Credit Suisse First Boston	Enhanced RAFI 1000 Total Return Index	1-month USD LIBOR plus 0.20%	3/13/2009	63,000	(386,796)

					$(6,274,310)

Credit Default Swaps

			(Pay)/
			Receive			Unrealized
		Buy/Sell	Fixed	Expiration	Notional	Appreciation/
Counterparty	Reference Equity	Protection	Rate	Date	Amount	(Depreciation)

Lehman Brothers	General Motors Corp.	Sell	8.55%	3/20/2013	$300,000	$(68,064)
Barclays Capital	General Electric Corp.	Sell	0.85	6/20/2010	100,000	(795)
Morgan Stanley	Markit CMBX.NA.AAA Index	Sell	0.08	12/13/2049	100,000	5,115
Goldman Sachs	General Motors Corp.	Sell	8.90	3/20/2013	100,000	(21,806)

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

			(Pay)/
			Receive			Unrealized
		Buy/Sell	Fixed	Expiration	Notional	Appreciation/
Counterparty	Reference Equity	Protection	Rate	Date	Amount	(Depreciation)

Deutsche Bank Group	Berkshire Hathaway Finance Corp.	Sell	0.88	3/20/2013	$3,000,000	$(6,929)
Royal Bank of Scotland	Lehman Brothers	Sell	0.30	9/20/2008	100,000	(942)
Citibank	HY-8 100 Future	Sell	2.14	6/20/2012	500,000	(30,348)
Credit Suisse First Boston	Federal Republic of Panama	Sell	0.30	2/20/2009	700,000	(754)
Morgan Stanley	Gov’t of Ukraine	Sell	0.61	2/20/2009	400,000	(3,032)
Barclays Capital	Federal Republic of Indonesia	Sell	0.37	3/20/2009	700,000	(1,915)
Morgan Stanley	Federal Republic of Peru	Sell	0.31	3/20/2009	300,000	303
Bank of America	GMAC LLC.	Sell	1.00	9/20/2008	1,000,000	(27,527)
Goldman Sachs	General Motors Corp.	Sell	9.05	3/20/2013	100,000	(21,428)
Deutsche Bank Group	IG9 5 Year 30-100% Future	Sell	0.71	12/20/2012	400,000	3,071
Barclays Capital	IG10 5 Year Future	Buy	(1.55)	6/20/2013	100,000	(78)
Deutsche Bank Group	IG10 5 Year Future	Buy	(1.55)	6/20/2013	300,000	71
Goldman Sachs	IG10 5 Year Future	Buy	(1.55)	6/20/2013	1,300,000	9,747
Morgan Stanley	IG10 5 Year Future	Buy	(1.55)	6/20/2013	1,000,000	4,008
Goldman Sachs	General Motors Corp.	Sell	5.00	6/20/2013	800,000	(114,093)

						$(275,396)

Interest Rate Swaps

		(Pay)/
		Receive				Unrealized
	Floating	Floating	Fixed	Expiration	Notional	Appreciation/
Counterparty	Rate Index	Rate	Rate	Date	Amount	(Depreciation)
Morgan Stanley	Brazil Cetip Interbank Deposit Rate	Receive	12.78%	1/4/2010	$300,000	$(1,617)
Union Bank of Switzerland	Brazil Cetip Interbank Deposit Rate	Pay	12.41	1/4/2010	200,000	(2,010)
Goldman Sachs Group	France-CPI Ex Tobacco	Pay	2.00	3/15/2012	700,000	(40,803)
Credit Suisse First Boston	6-Month GBP LIBOR	Pay	5.00	6/15/2009	100,000	(11)
Barclays Capital	6-Month GBP LIBOR	Pay	6.00	3/20/2009	300,000	7,176
Barclays Capital	6-Month GBP LIBOR	Pay	6.00	12/20/2008	500,000	(2,583)
Deutsche Bank AG	6-Month GBP LIBOR	Pay	6.00	12/20/2008	300,000	(1,638)
Royal Bank of Scotland	6-Month GBP LIBOR	Receive	4.00	12/15/2036	100,000	4,173
Merrill Lynch & Co.	Brazil Cetip Interbank Deposit Rate	Pay	12.95	1/4/2010	100,000	11,155
Goldman Sachs Group	6-Month GBP LIBOR	Pay	5.00	6/15/2009	600,000	(568)
Barclays Capital	6-Month GBP LIBOR	Pay	5.00	6/15/2009	300,000	2,267
Barclays Capital	Brazil Cetip Interbank Deposit Rate	Pay	11.36	1/4/2010	300,000	18,083
Goldman Sachs Group	Brazil Cetip Interbank Deposit Rate	Pay	11.47	1/4/2010	100,000	(1,229)
Merrill Lynch & Co.	Brazil Cetip Interbank Deposit Rate	Pay	11.43	1/4/2010	200,000	(2,589)
Royal Bank of Scotland	6-Month GBP LIBOR	Pay	6.00	3/20/2009	200,000	4,690

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		(Pay)/
		Receive				Unrealized
	Floating	Floating	Fixed	Expiration	Notional	Appreciation/
Counterparty	Rate Index	Rate	Rate	Date	Amount	(Depreciation)
Morgan Stanley	Brazil Cetip Interbank Deposit Rate	Pay	12.67%	1/4/2010	$200,000	$(1,894)
Union Bank of Switzerland	Brazil Cetip Interbank Deposit Rate	Pay	10.58	1/2/2012	400,000	(15,447)
Merrill Lynch & Co.	Brazil Cetip Interbank Deposit Rate	Pay	11.98	1/2/2012	400,000	(10,824)
Barclays Capital	Brazil Cetip Interbank Deposit Rate	Pay	12.54	1/2/2012	200,000	(4,559)
Union Bank of Switzerland	Brazil Cetip Interbank Deposit Rate	Receive	12.54	1/2/2012	200,000	(6,678)
Merrill Lynch & Co.	Brazil Cetip Interbank Deposit Rate	Receive	12.54	1/2/2012	400,000	(11,325)
Lehman Brothers	3-Month USD LIBOR	Pay	4.00	12/17/2010	800,000	(6,348)
Union Bank of Switzerland	3-Month Australian Bank Bill Rate	Pay	7.50	3/15/2010	100,000	(62)
Merrill Lynch & Co.	3-Month USD LIBOR	Receive	5.00	12/17/2038	200,000	(2,993)
Morgan Stanley	3-Month USD LIBOR	Receive	5.00	12/17/2038	2,300,000	(34,235)
Royal Bank of Scotland	3-Month USD LIBOR	Receive	5.00	12/17/2018	100,000	(1,098)
Morgan Stanley	3-Month USD LIBOR	Receive	5.00	12/17/2018	1,400,000	(3,316)
Merrill Lynch & Co.	3-Month USD LIBOR	Pay	4.00	12/17/2010	400,000	(1,810)
Morgan Stanley	3-Month USD LIBOR	Receive	5.00	12/17/2028	100,000	1,103
Deutsche Bank AG	6-Month GBP LIBOR	Receive	4.00	12/15/2036	300,000	(7,899)
Bank of America	3-Month USD LIBOR	Receive	5.00	12/17/2028	400,000	(2,143)
Royal Bank of Scotland	3-Month USD LIBOR	Receive	5.00	12/17/2028	100,000	(605)
Citibank North America	3-Month USD LIBOR	Receive	5.00	12/17/2038	1,500,000	(17,062)
Union Bank of Switzerland	6-Month Australian Bank Bill Rate	Pay	7.50	3/15/2011	700,000	(7,221)
Bank of America	3-Month USD LIBOR	Receive	5.00	12/17/2038	400,000	1,013
Lehman Brothers	3-Month USD LIBOR	Receive	5.00	12/17/2028	100,000	(272)
HSBC Bank USA	6-Month GBP LIBOR	Pay	5.00	9/17/2013	200,000	(19,380)
Goldman Sachs Group	6-Month GBP LIBOR	Pay	6.00	6/19/2009	1,500,000	3,977
Goldman Sachs Group	6-Month GBP LIBOR	Receive	5.50	12/15/2036	100,000	(4,811)
Union Bank of Switzerland	3-Month Australian Bank Bill Rate	Pay	7.00	9/15/2009	2,300,000	(22,660)
Royal Bank of Scotland	3-Month USD LIBOR	Pay	4.00	6/17/2010	1,100,000	2,937
Morgan Stanley	3-Month USD LIBOR	Pay	4.00	6/17/2010	800,000	2,408

						$(176,708)

Options on Futures

	Exercise	Expiration	Number of
Security Description	Price	Date	Contracts	Premium	Fair Value
Call—CBOT U.S. 10 Year Treasury Note September Future	$117	8/22/2008	(19)	$(10,921)	$(6,531)
Put—CBOT U.S. 10 Year Treasury Note September Future	$111	8/22/2008	(19)	(17,078)	(6,532)

				$(27,999)	$(13,063)

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Written Swap Options

		Pay/Receive	Exercise	Expiration	Number of		Fair
Description	Counterparty	Floating Index	Rate	Date	Contracts	Premium	Value
Call—OTC 7-Year Interest Rate Swap	Royal Bank of Scotland	Rec---3-month USD-LIBOR	4.30%	12/15/2008	(80)	$(21,360)	$(10,651)
Call—OTC 7-Year Interest Rate Swap	Royal Bank of Scotland	Rec—3-month USD-LIBOR	4.30	12/15/2008	(20)	(5,400)	(2,663)
Call—OTC 7-Year Interest Rate Swap	Royal Bank of Scotland	Rec—3-month USD-LIBOR	4.25	2/2/2009	(220)	(66,330)	(29,914)
Call—OTC 5-Year Interest Rate Swap	Barclay’s Capital	Rec—3-month USD-LIBOR	4.30	2/2/2009	(140)	(35,420)	(20,941)
Call—OTC 7-Year Interest Rate Swap	Barclay’s Capital	Rec—3-month USD-LIBOR	4.60	2/2/2009	(100)	(32,100)	(21,776)
Call—OTC 5-Year Interest Rate Swap	Merrill Lynch	Rec—3-month USD-LIBOR	4.40	8/3/2009	(260)	(85,800)	(51,250)
Call—OTC 7-Year Interest Rate Swap	Royal Bank of Scotland	Rec—3-month USD-LIBOR	4.40	8/3/2009	(200)	(65,040)	(39,423)
Call—OTC 5-Year Interest Rate Swap	Barclay’s Capital	Rec—3-month USD-LIBOR	4.15	8/3/2009	(60)	(15,060)	(8,286)

						$(326,510)	$(184,904)

Securities Sold Short (−1.7)%

	Coupon	Expiration	Principal			Unrealized
Security Description	Rate	Date	Amount	Premium	Fair Value	Gain/(Loss)
Government National Mortgage Association—July TBA	6.00%	7/15/2035	$(900,000)	$(902,812)	$(913,500)	$(10,688)
Federal National Mortgage Association—July TBA	6.00%	7/15/2037	(300,000)	(299,977)	(302,625)	(2,648)

				$(1,202,789)	$(1,216,125)	$(13,336)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United States	88.1%
United Kingdom	8.6%
European Community	1.8%
Ireland	0.5%
Netherlands	0.2%
France	0.2%
Spain	0.1%
India	0.1%
Australia	0.1%
Cayman Islands	0.1%
Virgin Islands	0.1%
Japan	0.1%

100.0%

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL PIMCO
Fundamental
IndexPLUS
Total Return
Fund

Assets:
Investment securities, at cost	$109,328,042

Investment securities, at value*	$107,292,844
Cash	65,118
Segregated cash for collateral	551,000
Interest and dividends receivable	474,686
Foreign currency, at value (cost $282,062)	282,642
Unrealized appreciation on interest rate swaps	58,983
Unrealized appreciation on credit default swaps	22,315
Swap premiums paid	369,446
Receivable for capital shares issued	3,733
Receivable for investments sold	1,902,734
Receivable for forward foreign currency contracts	802,411
Prepaid expenses	475

Total Assets	111,826,387

Liabilities:
Payable for forward foreign currency contracts	525,950
Unrealized depreciation on interest rate swaps	235,691
Unrealized depreciation on credit default swaps	297,711
Unrealized depreciation on total return swaps	6,274,310
Swap premiums received	447,816
Written options (Premiums received $354,509)	197,967
Payable for investments purchased	29,477,092
Payable for capital shares redeemed	49
Payable for return of collateral received	2,132,300
Securities sold short (Premiums received $1,202,789)	1,216,125
Payable for variation margin on futures contracts	11,126
Manager fees payable	46,005
Administration fees payable	2,682
Distribution fees payable	14,951
Administrative and compliance services fees payable	619
Trustee fees payable	7
Other accrued liabilities	24,252

Total Liabilities	40,904,653

Net Assets	$70,921,734

Net Assets Consist of:
Capital	$81,754,413
Accumulated net investment income/(loss)	708,007
Accumulated net realized gains/(losses) from investment transactions	(3,335,904)
Net unrealized appreciation/(depreciation) on investments	(8,204,782)

Net Assets	$70,921,734

Shares of beneficial interest (unlimited number of shares authorized, no par value)	8,016,987
Net Asset Value (offering and redemption price per share)	$8.85

*	Includes securities on loan of $2,087,018.

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL PIMCO
Fundamental
IndexPLUS
Total Return
Fund

Investment Income:
Interest	$1,671,377
Dividends	12,290
Income from securities lending	2,149

Total Investment Income	1,685,816

Expenses:
Manager fees	269,099
Administration fees	15,417
Distribution fees	89,700
Custodian fees	20,831
Administrative and compliance service fees	1,238
Trustees’ fees	2,401
Professional fees	5,052
Shareholder reports	4,425
Recoupment of prior expenses reimbursed by the Manager	1,154
Interest expense	1,281
Other expenses	21,242

Total expenses	431,840

Net Investment Income/(Loss)	1,253,976

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	384,236
Net realized gains/(losses) on swap agreements	(4,676,327)
Net realized gains/(losses) on futures transactions	1,985,349
Net realized gains/(losses) on options transactions	472,928
Change in unrealized appreciation/(depreciation) on investments	(10,170,660)

Net Realized/Unrealized Gains/(Losses) on Investments	(12,004,474)

Change in Net Assets Resulting from Operations	$(10,750,498)

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL PIMCO Fundamental
	IndexPLUS Total Return Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,253,976	$2,921,477
Net realized gains/(losses) on investment transactions	(1,833,814)	(1,371,189)
Change in unrealized appreciation/(depreciation) on investments	(10,170,660)	2,616,446

Change in net assets resulting from operations	(10,750,498)	4,166,734

Dividends to Shareholders:
From net investment income	—	(3,960,871)
Return of Capital	—	(1,820,819)
From net realized gains on investments	—	(85,741)

Change in net assets resulting from dividends to shareholders	—	(5,867,431)

Capital Transactions:
Proceeds from shares issued	18,606,281	22,875,724
Proceeds from dividends reinvested	—	5,867,431
Value of shares redeemed	(13,131,691)	(16,967,439)

Change in net assets resulting from capital transactions	5,474,590	11,775,716

Change in net assets	(5,275,908)	10,075,019
Net Assets:
Beginning of period	76,197,642	66,122,623

End of period	$70,921,734	$76,197,642

Accumulated net investment income/(loss)	$708,007	$(545,969)

Share Transactions:
Shares issued	1,926,373	2,121,140
Dividends reinvested	—	570,889
Shares redeemed	(1,362,123)	(1,585,502)

Change in shares	564,250	1,106,527

See accompanying notes to the financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended	May 1 2006 to
	June 30,	December 31,	December 31,
	2008	2007	2006(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.22	$10.42	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.16	0.41	0.23
Net Realized and Unrealized Gains/(Losses) on Investments	(1.53)	0.25	0.96

Total from Investment Activities	(1.37)	0.66	1.19

Dividends to Shareholders From:
Net Investment Income	—	(0.61)	(0.23)
Return of Capital	—	(0.01)	—
Net Realized Gains	—	(0.24)	(0.54)

Total Dividends	—	(0.86)	(0.77)

Net Asset Value, End of Period	$8.85	$10.22	$10.42

Total Return(b) (c)	(13.49)%	6.66%	11.97%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$70,922	$76,198	$66,123
Net Investment Income/(Loss)(d)	3.50%	4.13%	4.07%
Expenses Before Reductions(d) (e)	1.20%	1.21%	1.19%
Expenses Net of Reductions(d)	1.20%	1.19%	1.19%
Portfolio Turnover Rate(c)	121.21%	138.38%	7.35%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to financial statements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL PIMCO Fundamental IndexPLUS Total Return Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Mortgage Dollar Roll Transactions

The Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Fund will not be entitled to receive any interest or principal paid on the securities sold. The Fund is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Fund may also be compensated by receipt of a commitment fee.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements, subject to a Fund’s limitations on borrowings. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the investment at a specified time and price, and may be considered a form of borrowing for some purposes. At the time the Fund enters into a Reverse Repurchase Agreement, it will segregate assets such as U.S. government securities or other liquid high-grade debt securities consistent with the Fund’s investment restrictions having a value equal to the Fund’s obligation.

Reverse repurchase agreements and dollar roll agreements are considered to be borrowings by a Fund under the 1940 Act and, therefore, a form of leverage. A Fund may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement or dollar roll agreement. A Fund generally will invest the proceeds of such borrowings only when such borrowings will enhance a Fund’s liquidity or when the Fund reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

The Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, a fund may borrow money from banks for any purpose on a secured basis in an amount up to 33 - 1/3% of the fund’s total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

As of June 30, 2008 there we no open Reverse Repurchase Agreements. During the period ended June 30, 2008, the summary of Reverse Repurchase Agreements for the Fund were as follows:

Maximum
				Interest	Amount
	Average		Number of	Expense	Borrowed
	Interest	Average	Days	Incurred	During the
	Rate (%)	Balance ($)	Outstanding	($)	Period ($)

AZL PIMCO Fundamental IndexPlus Total Return Fund	3.39	6,800,000	2	1,281	6,800,000

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as an agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts

The Fund may write call and put options on instruments in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium as an investment that is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

Transactions in options written during the period ended June 30, 2008, were as follows:

	Number of	Premiums
Options Transactions	Contracts	Received
Options outstanding at December 31, 2007	(1,380)	$(167,340)
Options written	(1,208)	(457,924)
Options exercised	2	837
Options bought back	1,350	147,313
Options expired	118	122,605

Options outstanding at June 30, 2008	(1,118)	$(354,509)

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return and credit default swap agreements to manage its exposure to market and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap (CDS) agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified amount in the event of a default by a third party reference entity. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted obligation. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty.

Short Sales

The Fund may engage in short sales. In a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may also incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a Fund that sells a security short without hedging will be exposed to any market value increase in the security sold short.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3%of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL PIMCO Fundamental IndexPLUS Total Return Fund	$2,132,300	$2,087,018

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an affiliated money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Pacific Investment Management Company LLC (“PIMCO”), PIMCO provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.20%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL PIMCO Fundamental IndexPLUS Total Return Fund	0.75%	1.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

Expires
12/31/2010
AZL PIMCO Fundamental IndexPLUS Total Return Fund	$8,749

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust- wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $1,327 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $78 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

		Securities
		Sold
	Investments	Short and	Other Financial
Valuation Inputs	in Securities	Written Options	Instruments*
Level 1—Quoted Prices	$2,258,711	$(13,063)	$135,003
Level 2—Other Significant Observable Inputs	$105,034,133	(1,401,029)	(6,449,953)
Level 3—Significant Unobservable Inputs	—	—	—

Total	$107,292,844	$(1,414,092)	$(6,314,950)

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL PIMCO Fundamental IndexPLUS Total Return Fund	$79,867,611	$76,237,606

For the period ended June 30, 2008, cost of purchases and sales on long-term U.S. Government Securities were as follows:

	Purchases	Sales
AZL PIMCO Fundamental IndexPLUS Total Return Fund	$76,390,104	$81,952,854

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

illiquid. At June 30, 2008, the Fund held restricted securities representing 0.7% of net assets all of which have been deemed illiquid. The restricted securities held as of June 30, 2008 are identified below:

	Acquisition	Acquisition		Fair
Security	Date	Cost	Shares	Value
Preferred Stock:
DG Funding Trust	10/1/2007	$361,688	34	$338,406
Purchased Options:
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.45, Exp. 8/03/2009	4/15/2008	86,240	770	35,907
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.50, Exp. 2/02/2009	2/25/2008	66,505	600	28,710
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.45, Exp. 8/03/2009	4/2/2008	62,738	590	27,513
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.15, Exp. 2/02/2009	3/12/2008	71,280	660	19,536
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.45, Exp. 8/03/2009	4/1/2008	15,260	140	6,529
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.15, Exp. 12/15/2008	2/22/2008	21,275	230	6,299
1-Year Interest Rate Swap (OTC), Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 3.15, Exp. 12/15/2008	2/22/2008	6,510	70	1,917

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Return of	Total
	Income	Capital Gains	Capital	Distributions(a)
AZL PIMCO Fundamental IndexPLUS Total Return Fund	$1,865,282	$2,181,330	$1,820,819	$5,867,431

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL PIMCO Fundamental IndexPLUS Total Return Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

Total
	Undistributed	Undistributed		Accumulated		Accumulated
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Earnings
	Income	Capital Gains	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL PIMCO Fundamental IndexPLUS Total Return Fund	$—	$—	$—	$(61,473)	$(20,708)	$(82,181)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® S&P 500 Index Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL S&P 500 Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL S&P 500 Index Fund	Class 1	$1,000.00	$879.30	$1.17	0.25%
	Class 2	$1,000.00	$878.30	$2.34	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL S&P 500 Index Fund	Class 1	$1,000.00	$1,023.62	$1.26	0.25%
	Class 2	$1,000.00	$1,022.38	$2.51	0.50%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL S&P 500 Index Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Aerospace & Defense	2.6%
Air Freight & Logistics	0.9
Airline	0.1
Auto Components	0.2
Automobiles	0.2
Beverages	2.4
Biotechnology	1.5
Building Products	0.1
Capital Markets	2.4
Chemicals	2.1
Commercial Banks	2.6
Commercial Services & Supplies	0.5
Communications Equipment	2.6
Computers & Peripherals	4.5
Construction & Engineering	0.3
Construction Materials	0.1
Consumer Finance	0.5
Containers & Packaging	0.1
Distributors	0.1
Diversified Consumer Services	0.2
Diversified Financial Services	3.6
Diversified Telecommunication Services	2.9
Electric Utilities	2.4
Electrical Equipment	0.5
Electronic Equipment & Instruments	0.2
Energy Equipment & Services	3.2
Food & Staples Retailing	1.6
Food Products	1.5
Gas Utilities	0.3
Health Care Equipment & Supplies	2.1
Health Care Providers & Services	1.6
Health Care Technology	0.0
Hotels, Restaurants & Leisure	1.2
Household Durables	0.4
Household Products	2.2
Independent Power Producers & Energy Traders	0.2
Industrial Conglomerates	2.9
Insurance	3.5
Internet & Catalog Retail	0.3
Internet Software & Services	1.7
IT Services	0.9
Leisure Equipment & Products	0.1
Life Sciences Tools & Services	0.4
Machinery	1.9
Media	2.8
Metals & Mining	1.4
Multi-Utilities	1.2
Multiline Retail	1.9
Office Electronics	0.1
Oil, Gas & Consumable Fuels	12.7
Paper & Forest Products	0.2
Personal Products	0.2
Pharmaceuticals	6.3
Real Estate Investment Trusts (REITs)	1.1
Real Estate Management & Development	0.0
Road & Rail	1.1
Semiconductors & Semiconductor Equipment	2.5
Software	3.6
Specialty Retail	1.6
Textiles, Apparel & Luxury Goods	0.4
Thrifts & Mortgage Finance	0.5
Tobacco	1.6
Trading Companies & Distributors	0.0
Wireless Telecommunication Services	0.4
U.S. Treasury Obligations	0.2
Short-Term Investments	8.2

107.6%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.2%):
Aerospace & Defense (2.6%):

2,600	Boeing Co. (The)	$170,872
1,350	General Dynamics Corp.	113,670
450	Goodrich Corp.	21,357
2,550	Honeywell International, Inc.	128,214
400	L-3 Communications Holdings, Inc.	36,348
1,150	Lockheed Martin Corp.	113,459
1,200	Northrop Grumman Corp.	80,280
500	Precision Castparts Corp.	48,185
1,450	Raytheon Co.	81,606
550	Rockwell Collins, Inc.	26,378
3,350	United Technologies Corp.	206,695

		1,027,064

Air Freight & Logistics (0.9%):

600	C.H. Robinson Worldwide, Inc.†	32,904
750	Expeditors International of Washington, Inc.	32,250
1,050	FedEx Corp.	82,730
3,500	United Parcel Service, Inc., Class B	215,145

		363,029

Airline (0.1%):

2,550	Southwest Airlines Co.	33,252

Auto Components (0.2%):

850	Goodyear Tire & Rubber Co.*†	15,156
2,050	Johnson Controls, Inc.	58,794

		73,950

Automobiles (0.2%):

7,563	Ford Motor Co.*†	36,378
1,900	General Motors Corp.†	21,850
800	Harley-Davidson, Inc.†	29,008

		87,236

Beverages (2.4%):

2,450	Anheuser-Busch Cos., Inc.	152,194
300	Brown-Forman Corp., Class B†	22,671
6,850	Coca-Cola Co.	356,063
1,000	Coca-Cola Enterprises, Inc.	17,300
600	Constellation Brands, Inc.*	11,916
500	Molson Coors Brewing Co.	27,165
450	Pepsi Bottling Group, Inc. (The)	12,564
5,450	PepsiCo, Inc.	346,565

		946,438

Biotechnology (1.5%):

3,750	Amgen, Inc.*	176,850
1,000	Biogen, Inc.*	55,890
1,500	Celgene Corp.*	95,805
900	Genzyme Corp.*	64,818
3,200	Gilead Sciences, Inc.*	169,440

		562,803

Building Products (0.1%):

1,200	Masco Corp.†	18,876

Capital Markets (2.4%):

800	Ameriprise Financial, Inc.	32,536
3,250	Charles Schwab Corp.	66,755
1,450	E*TRADE Financial Corp.*†	4,553
300	Federated Investors, Inc.	10,326
550	Franklin Resources, Inc.	50,407
1,370	Goldman Sachs Group, Inc.	239,613
500	Janus Capital Group, Inc.†	13,235
450	Legg Mason, Inc.	19,607
2,300	Lehman Brothers Holdings, Inc.†	45,563
3,350	Merrill Lynch & Co., Inc.	106,228
3,800	Morgan Stanley	137,066
650	Northern Trust Corp.	44,571
1,450	State Street Corp.	92,785
900	T. Rowe Price Group, Inc.	50,823

		914,068

Chemicals (2.1%):

750	Air Products & Chemicals, Inc.	74,145
200	Ashland, Inc.	9,640
3,250	Dow Chemical Co. (The)	113,457
3,100	E.I. du Pont de Nemours & Co.	132,959
250	Eastman Chemical Co.	17,215
600	Ecolab, Inc.	25,794
400	Hercules, Inc.	6,772
300	International Flavor & Fragrances, Inc.†	11,718
1,900	Monsanto Co.	240,236
550	PPG Industries, Inc.	31,554
1,100	Praxair, Inc.	103,664
450	Rohm & Haas Co.	20,898
450	Sigma Aldrich Corp.	24,237

		812,289

Commercial Banks (2.6%):

3,926	Bank of New York Mellon Corp.	148,521
1,900	BB&T Corp.†	43,263
500	Comerica, Inc.†	12,815
1,850	Fifth Third Bancorp†	18,833
550	First Horizon National Corp.†	4,087
1,200	Huntington Bancshares, Inc.†	6,924
1,650	KeyCorp	18,117
250	M&T Bank Corp.†	17,635
848	Marshall & Ilsley Corp.†	13,000
2,600	National City Corp.†	12,402
1,200	PNC Financial Services Group,Inc.	68,520
2,400	Regions Financial Corp.†	26,184
1,200	SunTrust Banks, Inc.	43,464
5,950	U.S. Bancorp	165,945

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Banks, continued

7,300	Wachovia Corp.†	$113,369
11,350	Wells Fargo & Co.†	269,562
350	Zions Bancorp†	11,021

		993,662

Commercial Services & Supplies (0.5%):

1,100	Allied Waste Industries, Inc.*	13,882
350	Avery Dennison Corp.†	15,375
450	Cintas Corp.†	11,930
450	Equifax, Inc.†	15,129
450	Monster Worldwide, Inc.*†	9,275
750	Pitney Bowes, Inc.	25,575
750	R.R. Donnelley & Sons Co.	22,267
550	Robert Half International, Inc.†	13,184
1,700	Waste Management, Inc.	64,107

		190,724

Communications Equipment (2.6%):

300	Ciena Corp.*†	6,951
20,350	Cisco Systems, Inc.*	473,341
5,400	Corning, Inc.	124,470
750	JDS Uniphase Corp.*†	8,520
1,800	Juniper Networks, Inc.*	39,924
7,750	Motorola, Inc.	56,885
5,550	QUALCOMM, Inc.	246,253
1,400	Tellabs, Inc.*†	6,510
1,700	Tyco Electronics, Ltd.	60,894

		1,023,748

Computers & Peripherals (4.5%):

3,020	Apple, Inc.*	505,669
7,000	Dell, Inc.*	153,160
7,200	EMC Corp.*	105,768
8,450	Hewlett-Packard Co.	373,574
4,750	International Business Machines Corp.	563,017
350	Lexmark International, Inc.*†	11,701
1,200	NetApp, Inc.*†	25,992
400	QLogic Corp.*	5,836
800	SanDisk Corp.*†	14,960

		1,759,677

Construction & Engineering (0.3%):

350	Centex Corp.	4,680
300	Fluor Corp.	55,824
400	Jacobs Engineering Group, Inc.*	32,280
700	Pulte Homes, Inc.†	6,741

		99,525

Construction Materials (0.1%):

400	Vulcan Materials Co.†	23,912

Consumer Finance (0.5%):

3,950	American Express Co.	148,797
1,600	SLM Corp.*	30,960

		179,757

Containers & Packaging (0.1%):

350	Ball Corp.†	16,709
350	Bemis Co., Inc.†	7,847
450	Pactiv Corp.*	9,554
550	Sealed Air Corp.†	10,455

		44,565

Distributors (0.1%):

550	Genuine Parts Co.	21,824

Diversified Consumer Services (0.2%):

450	Apollo Group, Inc., Class A*	19,917
1,050	H&R Block, Inc.†	22,470
700	Total System Services, Inc.†	15,554

		57,941

Diversified Financial Services (3.6%):

650	American Capital Strategies, Ltd.†	15,451
15,350	Bank of America Corp.	366,404
1,300	Capital One Financial Corp.†	49,413
850	CIT Group, Inc.†	5,789
18,750	Citigroup, Inc.	314,250
180	CME Group, Inc.	68,974
1,600	Discover Financial Services	21,072
800	HCP, Inc.	25,448
250	Intercontinental Exchange, Inc.*	28,500
11,837	JP Morgan Chase & Co.	406,127
600	Leucadia National Corp.	28,164
700	Moody’s Corp.†	24,108
900	NYSE Euronext†	45,594

		1,399,294

Diversified Telecommunication Services (2.9%):

20,450	AT&T, Inc.	688,960
350	CenturyTel, Inc.†	12,457
1,100	Citizens Communications Co.†	12,474
550	Embarq Corp.	25,998
5,300	Qwest Communications International, Inc.†	20,829
9,850	Verizon Communications, Inc.	348,690
1,550	Windstream Corp.†	19,127

		1,128,535

Electric Utilities (2.4%):

600	Allegheny Energy, Inc.	30,066
1,400	American Electric Power Co., Inc.	56,322
4,350	Duke Energy Corp.	75,603
1,700	Dynegy, Inc.*†	14,535
1,100	Edison International	56,518

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electric Utilities, continued

650	Entergy Corp.	$78,312
2,250	Exelon Corp.	202,410
1,050	FirstEnergy Corp.	86,446
1,400	FPL Group, Inc.	91,812
700	Pepco Holdings, Inc.	17,955
350	Pinnacle West Capital Corp.†	10,770
1,300	PPL Corp.	67,951
900	Progress Energy, Inc.†	37,647
2,650	Southern Co.	92,538

		918,885

Electrical Equipment (0.5%):

600	Cooper Industries, Ltd., Class A†	23,700
2,700	Emerson Electric Co.	133,515
500	Rockwell International Corp.	21,865

		179,080

Electronic Equipment & Instruments (0.2%):

1,250	Agilent Technologies, Inc.*	44,425
650	Jabil Circuit, Inc.	10,667
500	Molex, Inc.	12,205

		67,297

Energy Equipment & Services (3.2%):

1,050	Baker Hughes, Inc.	91,707
1,000	BJ Services Co.	31,940
750	Cameron International Corp.*	41,513
500	ENSCO International, Inc.	40,370
950	Nabors Industries, Ltd.*†	46,768
1,450	National-Oilwell Varco, Inc.*	128,644
950	Noble Corp.	61,712
400	Rowan Cos., Inc.†	18,700
4,100	Schlumberger, Ltd.	440,463
700	Smith International, Inc.	58,198
1,104	Transocean, Inc.*	168,239
2,350	Weatherford International, Ltd.*	116,536

		1,244,790

Food & Staples Retailing (1.6%):

1,500	Costco Wholesale Corp.	105,210
4,900	CVS Caremark Corp.	193,893
2,300	Kroger Co.	66,401
1,500	Safeway, Inc.	42,825
750	Supervalu, Inc.	23,167
2,100	SYSCO Corp.	57,771
3,400	Walgreen Co.	110,534
500	Whole Foods Market, Inc.†	11,845

		611,646

Food Products (1.5%):

2,200	Archer-Daniels Midland Co.	74,250
750	Campbell Soup Co.	25,095
1,700	ConAgra Foods, Inc.	32,776
450	Dean Foods Co.*	8,829
1,150	General Mills, Inc.	69,885
1,100	H.J. Heinz Co.	52,635
600	Hershey Co.†	19,668
900	Kellogg Co.†	43,218
5,250	Kraft Foods, Inc.	149,362
450	McCormick & Co.†	16,047
2,450	Sara Lee Corp.	30,013
900	Tyson Foods, Inc., Class A	13,446
750	W.M. Wrigley Jr. Co.	58,335

		593,559

Gas Utilities (0.3%):

150	NICOR, Inc.†	6,389
600	Noble Energy, Inc.	60,336
600	Questar Corp.†	42,624

		109,349

Health Care Equipment & Supplies (2.1%):

350	Bard (C.R.), Inc.	30,782
2,150	Baxter International, Inc.	137,471
850	Becton Dickinson & Co.	69,105
4,600	Boston Scientific Corp.*	56,534
1,700	Covidien, Ltd.	81,413
550	Hospira, Inc.*	22,061
130	Intuitive Surgical, Inc.*	35,022
3,850	Medtronic, Inc.	199,237
1,200	St. Jude Medical, Inc.*	49,056
800	Stryker Corp.	50,304
450	Varian Medical Systems, Inc.*	23,333
800	Zimmer Holdings, Inc.*	54,440

		808,758

Health Care Providers & Services (1.6%):

1,700	Aetna, Inc.	68,901
550	Amerisource Bergen Corp.	21,995
1,250	Cardinal Health, Inc.	64,475
950	CIGNA Corp.	33,620
550	Coventry Health Care, Inc.*	16,731
850	Express Scripts, Inc.*	53,312
600	Humana, Inc.*	23,862
400	Laboratory Corp. of America Holdings*†	27,852
1,000	McKesson HBOC, Inc.	55,910
450	Patterson Companies, Inc.*†	13,226
550	Quest Diagnostics, Inc.	26,658
1,500	Tenet Healthcare Corp.*†	8,340
4,300	UnitedHealth Group, Inc.	112,875
1,850	WellPoint, Inc.*	88,171

		615,928

Health Care Technology (0.0%):

650	IMS Health, Inc.	15,145

Hotels, Restaurants & Leisure (1.2%):

1,500	Carnival Corp.	49,440

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued

500	Darden Restaurants, Inc.†	$15,970
1,100	International Game Technology	27,478
1,050	Marriott International, Inc., Class A	27,552
3,900	McDonald’s Corp.	219,258
2,450	Starbucks Corp.*	38,563
650	Starwood Hotels & Resorts Worldwide, Inc.	26,046
300	Wendy’s International, Inc.†	8,166
550	Wyndham Worldwide Corp.	9,851
1,650	Yum! Brands, Inc.	57,898

		480,222

Household Durables (0.4%):

200	Black & Decker Corp.†	11,502
900	D. R. Horton, Inc.	9,765
550	Fortune Brands, Inc.	34,325
200	Harman International Industries, Inc.	8,278
200	KB Home†	3,386
600	Leggett & Platt, Inc.†	10,062
500	Lennar Corp.	6,170
900	Newell Rubbermaid, Inc.	15,111
200	Snap-On, Inc.†	10,402
250	Stanley Works (The)	11,208
250	Whirlpool Corp.†	15,433

		135,642

Household Products (2.2%):

500	Clorox Co. (The)	26,100
1,750	Colgate-Palmolive Co.	120,925
1,450	Kimberly-Clark Corp.	86,681
10,500	Procter & Gamble Co.	638,505

		872,211

Independent Power Producers & Energy Traders (0.2%):

2,300	AES Corp. (The)*	44,183
600	Constellation Energy Group, Inc.	49,260

		93,443

Industrial Conglomerates (2.9%):

2,450	3M Co.	170,495
34,350	General Electric Co.	916,801
850	Textron, Inc.	40,741

		1,128,037

Insurance (3.5%):

1,150	ACE, Ltd.	63,353
1,650	AFLAC, Inc.	103,620
1,950	Allstate Corp. (The)	88,900
9,250	American International Group, Inc.	244,755
1,050	Aon Corp.	48,237
350	Assurant, Inc.	23,086
1,250	Chubb Corp. (The)	61,263
550	Cincinnati Financial Corp.	13,970
1,450	Genworth Financial, Inc.	25,825
1,100	Hartford Financial Services Group, Inc.	71,027
900	Lincoln National Corp.	40,788
1,265	Loews Corp.†	59,329
1,800	Marsh & McLennan Cos., Inc.	47,790
700	MBIA, Inc.†	3,073
2,450	MetLife, Inc.	129,286
900	Principal Financial Group, Inc.†	37,773
2,350	Progressive Corp. (The)	43,992
1,500	Prudential Financial, Inc.	89,610
300	SAFECO Corp.	20,148
300	Torchmark Corp.	17,595
2,150	Travelers Cos., Inc. (The)	93,310
1,200	UnumProvident Corp.	24,540
600	XL Capital, Ltd., Class A†	12,336

		1,363,606

Internet & Catalog Retail (0.3%):

1,050	Amazon.com, Inc.*	76,997
700	Expedia, Inc.*	12,866
550	InterActive Corp.*	10,604

		100,467

Internet Software & Services (1.7%):

600	Akamai Technologies, Inc.*†	20,874
3,850	eBay, Inc.*	105,220
800	Google, Inc., Class A*	421,136
700	VeriSign, Inc.*†	26,460
4,750	Yahoo!, Inc.*	98,135

		671,825

IT Services (0.9%):

350	Affiliated Computer Services, Inc., Class A*†	18,722
1,800	Automatic Data Processing, Inc.	75,420
1,000	Cognizant Technology Solutions Corp., Class A*	32,510
550	Computer Sciences Corp.*	25,762
400	Convergys Corp.*	5,944
1,750	Electronic Data Systems Corp.	43,120
600	Fidelity National Information Services, Inc.	22,146
550	Fiserv, Inc.*	24,953
1,100	Paychex, Inc.	34,408
1,000	Unisys Corp.*	3,950
2,600	Western Union Co.	64,272

		351,207

Leisure Equipment & Products (0.1%):

1,000	Eastman Kodak Co.†	14,430

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Leisure Equipment & Products, continued

500	Hasbro, Inc.	$17,860
1,200	Mattel, Inc.	20,544

		52,834

Life Sciences Tools & Services (0.4%):

600	Applera Corp. — Applied Biosystems Group	20,088
200	Millipore Corp.*†	13,572
400	PerkinElmer, Inc.	11,140
1,450	Thermo Fisher Scientific, Inc.*	80,809
350	Waters Corp.*	22,575

		148,184

Machinery (1.9%):

2,100	Caterpillar, Inc.	155,022
700	Cummins, Inc.	45,864
900	Danaher Corp.	69,570
1,500	Deere & Co.	108,195
650	Dover Corp.	31,441
550	Eaton Corp.	46,733
1,400	Illinois Tool Works, Inc.	66,514
1,088	Ingersoll Rand Co., Class A	40,724
650	ITT Industries, Inc.	41,164
450	Manitowoc Co.	14,639
1,275	PACCAR, Inc.	53,333
400	Pall Corp.	15,872
600	Parker Hannifin Corp.	42,792
350	Terex Corp.*	17,980

		749,843

Media (2.8%):

2,350	CBS Corp.	45,801
1,700	Clear Channel Communications, Inc.	59,840
10,200	Comcast Corp., Class A	193,494
2,450	DIRECTV Group, Inc. (The)*†	63,479
300	E.W. Scripps Co., Class A†	12,462
800	Gannett Co., Inc.†	17,336
1,500	Interpublic Group of Cos., Inc. (The)*†	12,900
1,100	McGraw-Hill Cos., Inc. (The)†	44,132
150	Meredith Corp.†	4,244
450	New York Times Co., Class A†	6,926
7,900	News Corp.	118,816
1,100	Omnicom Group, Inc.	49,368
12,300	Time Warner, Inc.	182,040
2,200	Viacom, Inc., Class B*	67,188
6,550	Walt Disney Co. (The)	204,360
20	Washington Post Co. (The), Class B	11,738

		1,094,124

Metals & Mining (1.4%):

400	AK Steel Holding Corp.	27,600
2,800	Alcoa, Inc.	99,736
350	Allegheny Technologies, Inc.†	20,748
1,300	Freeport-McMoRan Copper & Gold, Inc., Class A	152,347
1,550	Newmont Mining Corp.	80,848
1,100	Nucor Corp.	82,137
300	Titanium Metals Corp.†	4,197
400	United States Steel Corp.	73,912

		541,525

Multi-Utilities (1.2%):

700	Ameren Corp.†	29,561
1,150	Centerpoint Energy, Inc.	18,458
700	CMS Energy Corp.†	10,430
950	Consolidated Edison, Inc.†	37,135
2,000	Dominion Resources, Inc.	94,980
550	DTE Energy Co.†	23,342
250	Integrys Energy Group, Inc.†	12,708
900	NiSource, Inc.†	16,128
1,200	PG&E Corp.	47,628
1,750	Public Service Enterprise Group, Inc.	80,377
850	Sempra Energy†	47,982
700	TECO Energy, Inc.†	15,043
1,450	Xcel Energy, Inc.	29,102

		462,874

Multiline Retail (1.9%):

300	Big Lots, Inc.*†	9,372
150	Dillards, Inc., Class A†	1,736
450	Family Dollar Stores, Inc.†	8,973
750	J.C. Penney Co., Inc.	27,217
1,100	Kohl’s Corp.*†	44,044
1,450	Macy’s, Inc.	28,159
600	Nordstrom, Inc.†	18,180
250	Sears Holdings Corp.*†	18,415
2,700	Target Corp.	125,523
8,000	Wal-Mart Stores, Inc.	449,600

		731,219

Office Electronics (0.1%):

3,150	Xerox Corp.	42,714

Oil, Gas & Consumable Fuels (12.7%):

1,600	Anadarko Petroleum Corp.	119,744
1,150	Apache Corp.	159,850
350	Cabot Oil & Gas Corp., Class A	23,706
1,650	Chesapeake Energy Corp.	108,834
7,150	ChevronTexaco Corp.	708,779
5,300	ConocoPhillips	500,267
650	Consol Energy, Inc.	73,041
1,550	Devon Energy Corp.	186,248
2,350	El Paso Corp.	51,089
850	EOG Resources, Inc.	111,520

continued

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued

18,200	Exxon Mobil Corp.	$1,603,966
3,050	Halliburton Co.	161,863
950	Hess Corp.	119,880
2,450	Marathon Oil Corp.	127,081
300	Massey Energy Co.	28,125
650	Murphy Oil Corp.	63,733
2,850	Occidental Petroleum Corp.	256,101
950	Peabody Energy Corp.†	83,648
550	Range Resources Corp.	36,047
1,200	Southwestern Energy Co.*	57,132
2,150	Spectra Energy Corp.	61,791
400	Sunoco, Inc.†	16,276
450	Tesoro Petroleum Corp.†	8,897
1,850	Valero Energy Corp.	76,183
2,000	Williams Cos., Inc. (The)	80,620
1,750	XTO Energy, Inc.	119,892

		4,944,313

Paper & Forest Products (0.2%):

1,450	International Paper Co.	33,785
600	MeadWestvaco Corp.†	14,304
750	Weyerhaeuser Co.	38,355

		86,444

Personal Products (0.2%):

1,450	Avon Products, Inc.	52,229
400	Estee Lauder Co., Inc. (The), Class A†	18,580

		70,809

Pharmaceuticals (6.3%):

5,300	Abbott Laboratories	280,741
1,050	Allergan, Inc.	54,653
350	Barr Laboratories, Inc.*†	15,778
6,800	Bristol-Myers Squibb Co.	139,604
3,400	Eli Lilly & Co.	156,944
1,050	Forest Laboratories, Inc.*	36,477
9,700	Johnson & Johnson Co.	624,098
800	King Pharmaceuticals, Inc.*	8,376
1,800	Medco Health Solutions, Inc.*	84,960
7,450	Merck & Co., Inc.	280,790
1,000	Mylan, Inc.*†	12,070
23,250	Pfizer, Inc.	406,177
5,550	Schering Plough Corp.	109,279
350	Watson Pharmaceuticals, Inc.*†	9,510
4,600	Wyeth	220,616

		2,440,073

Real Estate Investment Trusts (REITs) (1.1%):

308	Apartment Investment & Management Co., Class A†	10,490
250	Avalonbay Communities, Inc.†	22,290
400	Boston Properties, Inc.	36,088
400	Developers Diversified Realty Corp.†	13,884
950	Equity Residential Property Trust	36,357
900	General Growth Properties, Inc.	31,527
1,750	Host Hotels & Resorts, Inc.	23,888
850	Kimco Realty Corp.	29,342
600	Plum Creek Timber Co., Inc.†	25,626
900	ProLogis Trust	48,915
400	Public Storage, Inc.	32,316
750	Simon Property Group, Inc.	67,417
450	Vornado Realty Trust	39,600

		417,740

Real Estate Management & Development (0.0%):

550	CB Richard Ellis Group, Inc.*†	10,560

Road & Rail (1.1%):

1,000	Burlington Northern Santa Fe Corp.	99,890
1,400	CSX Corp.	87,934
1,300	Norfolk Southern Corp.	81,471
200	Ryder System, Inc.†	13,776
1,800	Union Pacific Corp.	135,900

		418,971

Semiconductors & Semiconductor Equipment (2.5%):

2,100	Advanced Micro Devices, Inc.*†	12,243
1,000	Altera Corp.	20,700
1,000	Analog Devices, Inc.	31,770
4,650	Applied Materials, Inc.	88,768
1,600	Broadcom Corp., Class A*	43,664
19,750	Intel Corp.	424,230
600	KLA-Tencor Corp.†	24,426
750	Linear Technology Corp.†	24,428
2,250	LSI Logic Corp.*†	13,815
800	MEMC Electronic Materials, Inc.*	49,232
650	Microchip Technology, Inc.†	19,851
2,600	Micron Technology, Inc.*†	15,600
800	National Semiconductor Corp.	16,432
300	Novellus Systems, Inc.*†	6,357
1,925	NVIDIA Corp.*	36,036
600	Teradyne, Inc.*	6,642
4,550	Texas Instruments, Inc.	128,128
1,000	Xilinx, Inc.†	25,250

		987,572

Software (3.6%):

1,850	Adobe Systems, Inc.*	72,871
800	Autodesk, Inc.*	27,048
650	BMC Software, Inc.*†	23,400
1,350	CA, Inc.	31,171
650	Citrix Systems, Inc.*	19,117
950	Compuware Corp.*	9,063

continued

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Software, continued

1,100	Electronic Arts, Inc.*	$48,873
1,150	Intuit, Inc.*	31,705
27,600	Microsoft Corp.	759,276
1,150	Novell, Inc.*	6,774
13,600	Oracle Corp.*	285,600
2,750	Sun Microsystems, Inc.*	29,920
2,900	Symantec Corp.*	56,115
600	Teradata Corp.*	13,884

		1,414,817

Specialty Retail (1.6%):

300	Abercrombie & Fitch Co., Class A	18,804
400	AutoNation, Inc.*†	4,008
150	AutoZone, Inc.*†	18,152
900	Bed Bath & Beyond, Inc.*†	25,290
1,200	Best Buy Co., Inc.	47,520
550	GameStop Corp., Class A*	22,220
1,550	Gap, Inc. (The)	25,838
5,800	Home Depot, Inc.	135,836
1,050	Limited Brands, Inc.	17,693
5,050	Lowe’s Cos., Inc.	104,787
950	Office Depot, Inc.*	10,393
400	RadioShack Corp.	4,908
350	Sherwin Williams Co.†	16,076
2,350	Staples, Inc.	55,812
450	Tiffany & Co.†	18,337
1,500	TJX Cos., Inc.	47,205
1,650	Tyco International, Ltd.	66,066

		638,945

Textiles, Apparel & Luxury Goods (0.4%):

1,200	Coach, Inc.*	34,656
300	Jones Apparel Group, Inc.†	4,125
350	Liz Claiborne, Inc.†	4,953
1,300	Nike, Inc., Class B†	77,493
200	Polo Ralph Lauren Corp.†	12,556
300	V.F. Corp.	21,354

		155,137

Thrifts & Mortgage Finance (0.5%):

1,950	Countrywide Credit Industries, Inc.†	8,288
3,650	Fannie Mae	71,211
2,200	Freddie Mac	36,080
1,800	Hudson City Bancorp, Inc.	30,024
450	MGIC Investment Corp.†	2,750
1,550	Sovereign Bancorp, Inc.†	11,408
3,650	Washington Mutual, Inc.†	17,994

		177,755

Tobacco (1.6%):

7,250	Altria Group, Inc.	149,060
594	Lorillard, Inc.*†	41,081
7,250	Philip Morris International, Inc.	358,078
600	Reynolds American, Inc.†	28,002
500	UST, Inc.†	27,305

		603,526

Trading Companies & Distributors (0.0%):

200	W.W. Grainger, Inc.	16,360

Wireless Telecommunication Services (0.4%):

1,400	American Tower Corp., Class A*	59,150
9,800	Sprint Nextel Corp.	93,100

		152,250

Total Common Stocks (Cost $42,476,856)		38,481,855

U.S. Treasury Obligations (0.2%):
75,000	U.S. Treasury Bills, 1.63%, 9/25/08(a)	74,691

Total U.S. Treasury Obligations (Cost $74,713)		74,691

Deposit Account (0.8%):
304,855	NTRS London Deposit Account	304,855

Total Deposit Account (Cost $304,855)		304,855

Collateral for Securities on Loan (7.4%):
2,882,868	Northern Trust Liquid Institutional Asset Portfolio	2,882,868

Total Collateral for Securities on Loan (Cost $2,882,868)		2,882,868

Total Investment Securities (Cost $45,739,292)(b) 107.6%		41,744,269
Net other assets (liabilities) (7.6)%		(2,932,920)

Net Assets 100.0%		$38,811,349

Percentages indicated are based on net assets as of June 30, 2008.

†	All or a portion of security is loaned as of June 30, 2008.

*	Non-income producing security

(a)	The rate presented represents the effective yield at June 30, 2008.

continued

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

(b)	Cost for federal income tax purposes is $47,117,320. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,953,045
Unrealized depreciation	(7,326,096)

Net unrealized depreciation	$(5,373,051)

Country	Percentage
United States	97.1%
Netherlands	1.1
Bermuda	1.1
Cayman Islands	0.6
Panama	0.1

100.0%

Futures Contracts

Securities with an aggregate fair value of $74,691 have been segregated with the custodian to cover margin requirements for the following open contracts as of June 30, 2008.

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
S&P 500 E-Mini Futures	Long	09/19/08	7	$(17,575)

See accompanying notes to the financial statements

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL S&P
500 Index
Fund

Assets:
Investment securities, at cost	$45,739,292

Investment securities, at value*	$41,744,269
Interest and dividends receivable	51,486
Receivable for capital shares issued	224
Net receivable for variation margin on futures contracts	1,615
Prepaid expenses	180

Total Assets	41,797,774

Liabilities:
Payable for investments purchased	27,594
Payable for capital shares redeemed	58,171
Payable for return of collateral received	2,882,868
Manager fees payable	338
Administration fees payable	1,537
Distribution fees payable	8,296
Administrative and compliance services fees payable	231
Trustee fees payable	3
Other accrued liabilities	7,387

Total Liabilities	2,986,425

Net Assets	$38,811,349

Net Assets Consist of:
Capital	$44,048,512
Accumulated net investment income/(loss)	264,456
Accumulated net realized gains/(losses) from investment transactions	(1,489,021)
Net unrealized appreciation/(depreciation) on investments	(4,012,598)

Net Assets	$38,811,349

Class 1
Net Assets	$739,624
Shares of beneficial interest (unlimited number of shares authorized, no par value)	85,320
Class 1—Net Asset Value (offering and redemption price per share)	$8.67

Class 2
Net Assets	$38,071,725
Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,396,832
Class 2—Net Asset Value (offering and redemption price per share)	$8.66

*	Includes securities on loan of $2,916,279.

See accompanying notes to the financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL S&P
500 Index
Fund

Investment Income:
Interest	$6,417
Dividends	332,653
Income from securities lending	2,939

Total Investment Income	342,009

Expenses:
Manager fees	27,656
Administration fees	6,788
Distribution fees—Class 2	39,948
Custodian fees	16,824
Administrative and compliance service fees	462
Trustees’ fees	1,004
Professional fees	2,316
Shareholder reports	3,145
Cash overdraft expense	1,961
Other expenses	11,223

Total expenses before reductions	111,327
Less expenses waived/ reimbursed by the Manager	(30,374)

Net expenses	80,953

Net Investment Income/(Loss)	261,056

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(1,063,613)
Net realized gains/(losses) on futures transactions	(65,645)
Change in unrealized appreciation/(depreciation) on investments	(3,766,396)

Net Realized/Unrealized Gains/(Losses) on Investments	(4,895,654)

Change in Net Assets Resulting from Operations	$(4,634,598)

See accompanying notes to the financial statements

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL
	S&P 500 Index Fund
	For the Six
	Months Ended	May 1, 2007 to
	June 30,	December 31,
	2008	2007(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$261,056	$266,807
Net realized gains/(losses) on investment transactions	(1,129,258)	(300,294)
Change in unrealized appreciation/ (depreciation) on investments	(3,766,396)	(246,202)

Change in net assets resulting from operations	(4,634,598)	(279,689)

Dividends to Shareholders:
From net investment income:
Class 1	—	(4,501)
Class 2	—	(258,908)
From net realized gains:
Class 1	—	(879)
Class 2	—	(58,588)

Change in net assets resulting from dividends to shareholders	—	(322,876)

Change in net assets resulting from capital transactions	15,420,636	28,627,876

Change in net assets	10,786,038	28,025,311
Net Assets:
Beginning of period	28,025,311	—

End of period	$38,811,349	$28,025,311

Accumulated net investment income/(loss)	$264,456	$3,400

Capital Transactions:
Class 1
Proceeds from shares issued	465,257	624,833
Dividends reinvested	—	5,380
Value of shares redeemed	(74,863)	(214,331)

Total Class 1	390,394	415,882

Class 2
Proceeds from shares issued	24,116,719	33,311,694
Dividends reinvested	—	317,496
Value of shares redeemed	(9,086,477)	(5,417,196)

Total Class 2	15,030,242	28,211,994

Total Capital Transactions	15,420,636	28,627,876

Share Transactions:
Class 1
Issued	51,528	62,373
Reinvested	—	543
Redeemed	(7,957)	(21,167)

Total Class 1 Shares	43,571	41,749

Class 2
Issued	2,601,110	3,314,628
Reinvested	—	32,038
Redeemed	(1,005,749)	(545,195)

Total Class 2 Shares	1,595,361	2,801,471

Change in shares	1,638,932	2,843,220

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Class 1		Class 2
	Six Months		Six Months
	Ended	May 14, 2007 to	Ended	May 1, 2007
	June 30,	December 31,	June 30,	December 31,
	2008	2007(a)	2008	2007(a)
	(Unaudited)		(Unaudited)

Net Asset Value, Beginning of Period	$9.86	$10.14	$9.86	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.08 (b)	0.11	0.07 (b)	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	(1.27)	(0.26)	(1.27)	(0.12)

Total from Investment Activities	(1.19)	(0.15)	(1.20)	(0.03)

Dividends to Shareholders From:
Net Investment Income	—	(0.11)	—	(0.09)
Net Realized Gains	—	(0.02)	—	(0.02)

Total Dividends	—	(0.13)	—	(0.11)

Net Asset Value, End of Period	$8.67	$9.86	$8.66	$9.86

Total return(c) (d)	(12.07)	(1.48)%	(12.17)%	(0.25)%

Ratios to Average Net Assets/ Supplemental Data:
Net Assets at End of Period (000’s)	$740	$411	$38,072	$27,614
Net Investment Income/(Loss)(e)	1.86%	1.81%	1.60%	1.60%
Expenses Before Reductions(e) (f)	0.44%	0.53%	0.69%	0.73%
Expenses Net of Reductions(e)	0.25%	0.24%	0.50%	0.49%
Portfolio Turnover Rate(d) (g)	17.17%	15.95%	17.17%	15.95%

(a)	Period from commencement of operations.

(b)	Calculated using average share method.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See notes to financial statements.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL S&P 500 Index Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Service Plan and voting rights on matters affecting a single class of shares. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. In addition, income and realized and unrealized gains and losses are allocated to each class of shares based on its relative net assets on a daily basis.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL S&P 500 Index Fund	$3,014,598	$2,916,279

The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio, and the non-cash collateral represented U.S. Treasury Inflation Notes at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and The Dreyfus Corporation (“Dreyfus”), Dreyfus provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of Class 1 is 0.24% and Class 2 is 0.49%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL S&P 500 Index Fund Class 1	0.17%	0.24%
AZL S&P 500 Index Fund Class 2	0.17%	0.49%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2010	12/31/2011
AZL S&P 500 Index Fund	$39,552	$30,374

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets of Class 2 shares. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $524 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $3,981 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$41,364,723	$(17,575)
Level 2—Other Significant Observable Inputs	379,546	—
Level 3—Significant Unobservable Inputs	—	—

Total	$41,744,269	$(17,575)

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL S&P 500 Index Fund	$21,136,776	$5,468,755

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL S&P 500 Index Fund	$304,952	$17,924	$322,876

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

Total
			Accumulated		Accumulated
	Undistributed	Accumulated	Capital and	Unrealized	Earnings
	Ordinary Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL S&P 500 Index Fund	$3,400	$3,400	$(21,578)	$(584,387)	$(602,565)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

22

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Schroder Emerging Markets
Equity Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Schroder Emerging Markets Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expenses Paid	Annualized Expense
		Account Value	Account Value	During Period*	Ratio During Period
		1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Schroder Emerging Markets Equity Fund	Class 1	$1,000.00	$898.30	$6.65	1.41%
	Class 2	$1,000.00	$897.50	$7.83	1.66%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		Beginning	Ending	Expenses Paid	Annualized Expense
		Account Value	Account Value	During Period*	Ratio During Period
		1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Schroder Emerging Markets Equity Fund	Class 1	$1,000.00	$1,017.85	$7.07	1.41%
	Class 2	$1,000.00	$1,016.61	$8.32	1.66%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Schroder Emerging Markets Equity Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Auto Components	1.0%
Automobiles	0.6
Beverages	1.0
Building Products	1.4
Capital Markets	1.0
Chemicals	2.0
Commercial Banks	9.3
Computers & Peripherals	1.3
Construction & Engineering	2.7
Construction Materials	0.9
Diversified Consumer Services	0.5
Diversified Financial Services	2.9
Diversified Telecommunication Services	3.4
Electric Utilities	1.1
Energy Equipment & Services	0.8
Food & Staples Retailing	0.5
Food Products	2.2
Gas Utilities	0.5
Hotels, Restaurants & Leisure	0.7
Household Durables	3.2
Industrial Conglomerate	0.1
Insurance	1.8
Machinery	1.3
Marine	0.4
Media	0.8
Metals & Mining	9.5
Multiline Retail	1.2
Oil, Gas & Consumable Fuels	19.2
Paper & Forest Products	0.3
Pharmaceuticals	1.8
Real Estate Investment Trusts (REITs)	0.6
Real Estate Management & Development	0.2
Semiconductors & Semiconductor Equipment	3.6
Textiles, Apparel & Luxury Goods	0.1
Tobacco	1.2
Transportation Infrastructure	0.7
Wireless Telecommunication Services	7.4
Warrants	10.4
Short-Term Investments	16.3

113.9%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (87.2%):
Auto Components (1.0%):

143,550	Hankook Tire Co., Ltd.	$1,994,850

Automobiles (0.6%):

3,198,000	Denway Motors, Ltd.	1,229,450
12,309	Otokar Otobus Karoseri Sanayi AS	120,877

		1,350,327

Beverages (1.0%):

59,744	Anadolu Efes Biracilik ve Malt Sanayii AS	518,089
20,000	Companhia de Bebidas das Americas	1,194,184
7,400	Fomento Economico Mexicano, SA de CV, ADR	336,774

		2,049,047

Building Products (1.4%):

3,747,000	China Construction Bank†	3,011,092

Capital Markets (1.0%):

80,700	Bradespar SA, Preferred Shares	2,175,365

Chemicals (2.0%):

32,829	Israel Chemicals, Ltd.	759,927
16,198	LG Chem, Ltd.	1,546,475
112,235	Makhteshim-Agan Industries, Ltd.	1,044,152
521,000	TSRC Corp.	809,900

		4,160,454

Commercial Banks (9.3%):

100,050	Banco Bradesco SA, ADR†	2,047,023
38,500	Bancolombia SA, SP ADR†	1,208,515
104,157	Bank Hapoalim BM	459,358
28,189	Cherepovets MK Severstal, GDR, Registered Shares	728,220
42,460	Hana Financial Group, Inc.	1,632,077
2,684	HSBC Holdings plc†	41,680
5,039,000	Industrial & Commerical Bank of China†	3,436,175
21,178	Kookmin Bank	1,242,289
6,100	Kookmin Bank, ADR†	356,911
85,170	Korea Exchange Bank Co.	1,167,562
8,078	Sberbank, GDR, Registered Shares*	3,023,329
1,190,100	Siam Commercial Bank Public Co., Ltd.	2,750,328
48,941	Standard Bank Group, Ltd.	475,584
208,530	Turkiye Garanti Bankasi AG*	481,600
195,254	Turkiye Is Bankasi, Class C	639,664
0	Turkiye Vakiflar Bankasi TAO	1

		19,690,316

Computers & Peripherals (1.3%):

285,790	Hon Hai Precision Industry Co., Ltd., GDR, Registered Shares	2,837,040

Construction & Engineering (2.7%):

806,000	China Communications Construction Co., Ltd., Class H†	1,375,822
16,734	Daelim Industrial Co., Ltd.	1,708,198
11,006	GS Engineering & Construction Corp.	1,202,067
7,350	Orascom Construction Industries, GDR†	995,111
113,635	Raubex Group, Ltd.	493,935

		5,775,133

Construction Materials (0.9%):

516,000	China National Building Material Co., Ltd.	989,717
625,000	Taiwan Cement Corp.	843,182

		1,832,899

Diversified Consumer Services (0.5%):

198,000	Beijing Enterprises Holdings, Ltd.	643,840
1,483	MegaStudy Co., Ltd.	468,869

		1,112,709

Diversified Financial Services (2.9%):

61,700	Cathay Financial Holding Co., Ltd.	1,341,358
60,000	Chinatrust Financial Holding Co., Ltd.*	57,866
7,600	Credicorp, Ltd.	624,112
19,533	Housing Development Finance, Ltd.	892,402
1,599,000	SinoPac Financial Holdings Co., Ltd.	692,286
20,297	Unibanco—Uniao de Bancos Brasileiros SA, GDR†	2,576,298

		6,184,322

Diversified Telecommunication Services (3.4%):

39,199	Bharti Airtel, Ltd.*	657,298
1,158,000	China Communication Services Corp., Ltd., Class H	839,777
408,000	Chunghwa Telecom Co., Ltd.	1,054,259
31,800	Chunghwa Telecom Co., Ltd., ADR	806,766
1	Far EasTone Telecommunications Co., Ltd., GDR, Registered shares	24
17,120	Globe Telecom, Inc.	449,700
617,000	PT Telekomunikasi Indonesia	489,604

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Diversified Telecommunication Services, continued

30,200	Tele Norte Leste Participacoes SA, ADR†	$752,282
73,902	Telecom Argentina SA, SP ADR*†	1,053,104
215,623	Telecom Egypt	653,957
386,200	Telekom Malaysia Berhad	376,760

		7,133,531

Electric Utilities (1.1%):

48,292	Companhia Energetica de Minas Gerais — Preferred Shares	1,182,440
477,900	Tenaga Nasional Berhad	1,195,456

		2,377,896

Energy Equipment & Services (0.8%):

69,397	Electropaulo Metropolitana SA, Prefered B, Class B (“PNA”)	1,628,188

Food & Staples Retailing (0.5%):

179,939	Supersol, Ltd.	965,051

Food Products (2.2%):

233,000	China Mengniu Dairy Co., Ltd.†	656,229
7,660	CJ CheilJedang Corp.*	2,005,266
225,100	Kuala Lumpur Kepong Berhad	1,215,349
2,980,500	PT Indofood Sukses Makmur Tbk PT	779,158

		4,656,002

Gas Utilities (0.5%):

760,500	PT Perusahaan Gas Negara	1,074,694

Hotels, Restaurants & Leisure (0.7%):

13,045	Modetour Network, Inc.	290,562
1,596,200	Resorts World Berhad	1,272,595

		1,563,157

Household Durables (3.2%):

52,100	Land & Houses Pubilc Co., Ltd.	10,742
3,895,600	Land & Houses Public Co., Ltd.	860,423
20,369	LG Electronics, Inc.	2,303,585
12,270	Samsung Electronics Co., Ltd., GDR(a)	3,597,834

		6,772,584

Industrial Conglomerate (0.1%):

243,500	Haci Omer Sabanci Holding AS, ADR	208,119

Insurance (1.8%):

293,000	Ping An Insurance Group Co. of China†	2,164,631
7,496	Samsung Fire & Marine Insurance Co., Ltd.	1,563,757

		3,728,388

Machinery (1.3%):

30,520	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,190,835
118,700	Weg SA	1,473,936

		2,664,771

Marine (0.4%):

284,000	China Shipping Development Co., Ltd., Share H†	850,077

Media (0.8%):

9,421	Grupo Televisa SA, ADR	222,524
302,939	Hurriyet Gazeteciilik Ve Matbaacilik, AS*	357,109
130,577	Megacable Holdings SAB de CV, CPO*†	379,752
33,992	Naspers, Ltd.	742,574

		1,701,959

Metals & Mining (9.5%):

18,183	AngloGold Ashanti, Ltd.	619,801
83,100	Banpu Public Co., Ltd.	1,347,718
10,200	Companhia Vale do Rio Doce, ADR†	365,364
120,100	Companhia Vale do Rio Doce, ADR, Preferred Shares	3,583,784
6,100	Compania de Minas Buenaventura SA, ADR†	398,757
72,732	Eregli Demir ve Celik Fabrikalari TAS	595,431
23,800	Gerdau SA, SP ADR†	571,438
39,508	Impala Platinum Holdings, Ltd.	1,557,405
31,200	Mechel, ADR†	1,545,648
70,800	Mining & Metallurgical Co. Norilsk Nickel, ADR	1,784,160
5,400	Polymetal, GDR*	42,120
8,033	POSCO	4,180,384
1,143,000	PT Bumi Resources Tbk PT	1,022,106
4,600	Southern Copper Corp.†	490,498
20,850	Usinas Siderurgicas de Minas Gerais SA	980,962
22,200	Usinas Siderurgicas de Minas Gerais SA	1,092,546

		20,178,122

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Multiline Retail (1.2%):

171,354	Almacenes Exito SA, GDR	$1,140,858
825,000	Golden Eagle Retail Group, Ltd.†	801,837
85,000	Parkson Retail Group, Ltd.†	621,056

		2,563,751

Oil, Gas & Consumable Fuels (19.2%):

1,038,000	China Petroleum & Chemical Corp. (Sinopec)†	965,261
1,856,000	CNOOC, Ltd.	3,219,376
662,000	Hidili Industry International Development, Ltd.†	1,149,937
45,000	LUKOIL, ADR	4,419,000
3,903	MOL Hungarian Oil & Gas Nyrt.*	524,940
233,300	OAO Gazprom, Registered shares, ADR	13,504,932
160,588	Petroleo Brasileiro SA, ADR, Class A	9,306,075
435,000	PTT Exploration & Production Public Co., Ltd.	2,509,440
189,600	Rosneft Oil Co., GDR	2,193,156
14,061	Sasol, Ltd.	829,721
10,028	SK Energy Co., Ltd.	1,115,108
22,900	Ultrapar Participacoes SA, Prefered Shares	872,360

		40,609,306

Paper & Forest Products (0.3%):

37,200	Suzano Papel e Celulose SA	601,894

Pharmaceuticals (1.8%):

63,816	Ranbaxy Laboratories, Ltd.	776,042
5,006	Richter Gedeon Nyrt	1,080,334
44,126	Teva Pharmaceutical Industries, Ltd., ADR†	2,020,971

		3,877,347

Real Estate Investment Trusts (REITs) (0.6%):

2,484,000	Franshion Properties China, Ltd.	941,597
1,458,800	Robinsons Land Corp.	240,300

		1,181,897

Real Estate Management & Development (0.2%):

752,000	Sino-Ocean Land Holdings, Ltd.	423,573

Semiconductors & Semiconductor Equipment (3.6%):

56,000	MediaTek, Inc.	644,933
4,177	Samsung Electronics Co., Ltd.	2,500,369
102,825	Siliconware Precision Industries Co., ADR†	751,651
343,868	Taiwan Semiconductor Manufacturing Co., Ltd., ADR†	3,751,600

		7,648,553

Textiles, Apparel & Luxury Goods (0.1%):

68,000	Far Eastern Textile, Ltd.	88,313

Tobacco (1.2%):

30,206	KT&G Corp.	2,601,055

Transportation Infrastructure (0.7%):

77,153	Companhia de Concessoes Rodoviarias	1,523,707

Wireless Telecommunication Services (7.4%):

576,900	Advanced Information Service Public Co., Ltd.	1,545,885
19,386	America Movil, SAB de C.V., ADR, Series L	1,022,611
458,500	China Mobile, Ltd.	6,136,143
516,000	China Unicom, Ltd.†	956,219
42,400	Mobile TeleSystems, SP ADR	3,248,264
44,477	MTN Group, Ltd.	704,173
6,138	SK Telecom Co., Ltd.	1,123,299
26,184	Tim Participacoes SA*	98,031
425,200	TM International Berhad*	801,868

		15,636,493

Total Common Stocks (Cost $198,288,117)		184,431,982

Deposit Account (2.2%):
4,585,230	NTRS London Deposit Account	4,585,230

Total Deposit Account (Cost $4,585,230)		4,585,230

Collateral for Securities on Loan (14.1%):
29,866,257	Northern Trust Liquid Institutional Asset Portfolio	29,866,257

Total Collateral for Securities on Loan (Cost $29,866,257)		29,866,257

Warrants (10.4%):
Airline (0.9%):

3,684,484	Air Arabia*(a)	1,827,504

Capital Markets (6.4%):

475,942	MSCI Daily TR Net Emerging Markets India*(a)	4,040,748
12,746	MSCI Daily TR Net Brazil*(a)	9,573,361

		13,614,109

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Warrants, continued

Diversified Financial Services (0.8%):

1,007,898	Chinatrust Financial Holding Co., Ltd.*(a)	$973,025
202,338	Sberbank*(a)	637,365

		1,610,390

Real Estate Investment Trusts (REITs) (2.0%):

965,402	Aldar Properties PJSC*(a)	3,268,851
70,030	Aldar Properties PJSC*(a)	238,662
285,150	Emaar Properties PJSC*(a)	838,056

		4,345,569

Textiles, Apparel & Luxury Goods (0.3%):

421,384	Far Eastern Textile, Ltd.*(a)	549,062

Total Warrants (Cost $22,103,606)		21,946,634

Total Investment Securities (Cost $254,843,210)(b) 113.9%		240,830,103
Net other assets (liabilities) (13.9)%		(29,350,123)

Net Assets 100.0%		$211,479,980

Percentages indicated are based on net assets as of June 30, 2008.

†	All or a portion of security is loaned as of June 30, 2008.

*	Non-income producing security

ADR—American Depository Receipt

GDR—Global Depository Receipt

MTN—Medium Term Note

PLC—Public Liability Co.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Cost for federal income tax purposes is $257,879,981. The gross unrealized appreciation/(depreciation) on a tax basis as follows:

Unrealized appreciation	$10,252,921
Unrealized depreciation	(27,302,799)

Net unrealized depreciation	$(17,049,878)

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
Korea	16.0%
Brazil	15.1%
Russia	14.4%
United States	8.8%
Hong Kong	8.4%
Taiwan	7.2%
China	5.8%
Thailand	4.3%
South Africa	2.6%
Israel	2.5%
Malaysia	2.3%
Netherlands	1.7%
Indonesia	1.6%
Turkey	1.1%
Colombia	1.1%
India	1.1%
Mexico	0.9%
Arab	0.9%
Egypt	0.8%
Hungary	0.8%
Argentina	0.5%
Luxembourg	0.4%
Philippines	0.3%
United Kingdom	0.3%
Cayman Islands	0.3%
Bermuda	0.3%
Tokelau	0.3%
Peru	0.2%

100.0%

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL Schroder
Emerging Markets
Equity Fund

Assets:
Investment securities, at cost	$254,843,210

Investment securities, at value*	$240,830,103
Interest and dividends receivable	333,158
Foreign currency, at value (cost $790,738)	796,242
Receivable for capital shares issued	286,965
Receivable for investments sold	1,301,779
Reclaim receivable	1,126
Prepaid expenses	1,404

Total Assets	243,550,777

Liabilities:
Payable for investments purchased	1,249,896
Payable for capital shares redeemed	537,873
Payable for return of collateral received	29,866,257
Manager fees payable	191,012
Administration fees payable	7,951
Distribution fees payable	45,506
Administrative and compliance services fees payable	1,956
Trustee fees payable	20
Other accrued liabilities	170,326

Total Liabilities	32,070,797

Net Assets	$211,479,980

Net Assets Consist of:
Capital	$196,813,039
Accumulated net investment income/(loss)	1,785,811
Accumulated net realized gains/(losses) from investment transactions	26,888,008
Net unrealized appreciation/(depreciation) on investments	(14,006,878)

Net Assets	$211,479,980

Class 1
Net Assets	$303,995
Shares of beneficial interest (unlimited number of shares authorized, no par value)	24,573

Class 1—Net Asset Value (offering and redemption price per share)	$12.37

Class 2
Net Assets	$211,175,985
Shares of beneficial interest (unlimited number of shares authorized, no par value)	17,100,013

Class 2—Net Asset Value (offering and redemption price per share)	$12.35

*	Includes securities on loan of $28,710,767.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL Schroder
Emerging Markets
Equity Fund

Investment Income:
Interest	$57,517
Dividends	2,742,700
Income from securities lending	64,479
Foreign withholding tax	(170,010)

Total Investment Income	2,694,686

Expenses:
Manager fees	1,324,533
Administration fees	50,882
Distribution fees — Class 2	268,812
Custodian fees	287,519
Administrative and compliance service fees	3,912
Trustees’ fees	8,179
Professional fees	16,179
Shareholder reports	21,255
Recoupment of prior expenses reimbursed by the Manager	74,468
Cash overdraft expense	14,700
Other expenses	22,193

Total expenses before reductions	2,092,632
Less expenses waived/reimbursed by the Manager	(301,520)

Net expenses	1,791,112

Net Investment Income/ (Loss)	903,574

Realized and Unrealized Gains/ (Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(17,308,627)
Change in unrealized appreciation/(depreciation) on investments	(11,443,415)

Net Realized/ Unrealized Gains/(Losses) on Investments	(28,752,042)

Change in Net Assets Resulting from Operations	$(27,848,468)

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Schroder
	Emerging Markets Equity Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$903,574	$624,939
Net realized gains/(losses) on investment transactions	(17,308,627)	47,570,664
Change in unrealized appreciation/(depreciation) on investments	(11,443,415)	(12,449,826)

Change in net assets resulting from operations	(27,848,468)	35,745,777

Dividends to Shareholders:
From net investment income:
Class 1	—	(292)
Class 2	—	(16,974)

Change in net assets resulting from dividends to shareholders	—	(17,266)

Change in net assets resulting from capital transactions	(10,267,098)	120,154,873

Change in net assets	(38,115,566)	155,883,384
Net Assets:
Beginning of period	249,595,546	93,712,162

End of period	$211,479,980	$249,595,546

Accumulated net investment income/(loss)	$1,785,811	$882,237

Capital Transactions:
Class 1
Proceeds from shares issued	$26,166	$1,120,751
Dividends reinvested	—	292
Value of shares redeemed	(43,123)	(792,342)

Total Class 1	(16,957)	328,701

Class 2
Proceeds from shares issued	48,800,541	188,276,756
Dividends reinvested	—	16,974
Value of shares redeemed	(59,050,682)	(68,467,558)

Total Class 2	(10,250,141)	119,826,172

Total Capital Transactions	$(10,267,098)	$120,154,873

Share Transactions:
Class 1
Issued	1,968	83,436
Reinvested	—	23
Redeemed	(3,489)	(57,365)

Total Class 1 Shares	(1,521)	26,094

Class 2
Issued	3,753,762	14,853,072
Reinvested	—	1,363
Redeemed	(4,761,189)	(5,620,347)

Total Class 2 Shares	(1,007,427)	9,234,088

Change in shares	(1,008,948)	9,260,182

See accompanying notes to the financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	May 6, 2007 to
	June 30,	December 31,
	2008	2007(a)
	(Unaudited)

Class 1

Net Asset Value, Beginning of Period	$13.77	$11.64

Investment Activities:
Net Investment Income	0.05 (b)	0.04
Net Realized and Unrealized Gains (Losses) on Investments	(1.45)	2.10

Total from Investment Activities	(1.40)	2.14

Dividends to Shareholders From:
Net Investment Income	—	(0.01)

Total Dividends	—	(0.01)

Net Asset Value, End of Period	$12.37	$13.77

Total return(c) (d)	(10.17)%	19.23%

Ratios to Average Net Assets/Supplemental Data:
Net Assets at End of Period (000’s)	$304	$359
Net Investment Income/(Loss)(e)	0.79%	0.32%
Expenses Before Reductions(e)	1.66%	1.69%
Expenses Net of Reductions(e) (f)	1.41%	1.40%
Portfolio Turnover Rate(c) (g)	70.07%	192.53%

(a)	Period from commencement of operations.

(c)	Not annualized for periods less than one year.

(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	Year Ended	May 1, 2006 to
	June 30,	December 31,	December 31,
	2008	2007	2006 (a)
	(Unaudited)

Class 2
Net Asset Value, Beginning of Period	$13.76	$10.56	$10.00

Investment Activities:
Net investment income	0.03 (b)	0.03	0.02
Net realized and unrealized gains (losses) on investments	(1.46)	3.17	0.55

Total from Investment Activities	(1.41)	3.20	0.57

Dividends to Shareholders From:
Net Investment Income	—	— (c)	(0.01)

Total Dividends	—	— (c)	(0.01)

Net Asset Value, End of Period	$12.35	$13.76	$10.56

Total return(d) (e)	(10.25)%	30.32%	5.70%

Ratios to Average Net Assets/ Supplemental Data:
Net Assets at End of Period (000’s)	$211,176	$249,236	$93,712
Net Investment Income/(Loss)(f)	0.55%	0.40%	0.32%
Expenses Before Reductions(f) (g)	1.94%	1.96%	2.53%
Expenses Net of Reductions(f)	1.66%	1.65%	1.55%
Portfolio Turnover Rate(e) (h)	70.07%	192.53%	36.16%

(a)	Period from commencement of operations.

(b)	Average shares method used in calculation.

(c)	Amount less than $0.005.

(d)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying notes to the financial statements.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Schroder Emerging Markets Equity Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. The Trust is authorized to offer Class 1 and Class 2 shares of the Fund. Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Service Plan and voting rights on matters affecting a single class of shares. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. In addition, income and realized and unrealized gains and losses are allocated to each class of shares based on its relative net assets on a daily basis.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Schroder Emerging Markets Equity Fund	$29,866,257	$28,710,767

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Schroder Investment Management North America Inc., (“Schroders”), Schroders provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Schroder Investment Management North America Ltd. (Schroder Ltd.), an affiliate of Schroders, serves as the Sub-subadviser to the Fund and is responsible for day-to-day management of the Fund’s assets. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. For its services the Sub-subadviser is entitled to a fee payable by the Subadviser. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of Class 1 is 1.40% and for Class 2 is 1.65%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual
	Rate*	Expense Limit
AZL Schroder Emerging Markets Equity Fund Class 1	1.23%	1.40%
AZL Schroder Emerging Markets Equity Fund Class 2	1.23%	1.65%

*	The Manager and the Fund have enterred into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.95% through April 30, 2009.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2009	12/31/2010
AZL Schroder Emerging Markets Equity Fund	$192,940	$47,661

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets of Class 2 shares. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $4,006 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $26,227 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Instruments*
Valuation Inputs	in Securities	Other Financial
Level 1—Quoted Prices	$65,698,711	$—
Level 2—Other Significant Observable Inputs	175,131,392	—
Level 3—Significant Unobservable Inputs	—	—

Total	$240,830,103	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Schroder Emerging Markets Equity Fund	$146,697,263	$148,692,411

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Schroder Emerging Markets Equity Fund	$17,266	$—	$17,266

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed		Accumulated		Total
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Other Losses	Depreciation(a)	Earnings
AZL Schroder Emerging Markets Equity Fund	$19,461,095	$26,375,300	$45,836,395	$(379,093)	$(2,941,893)	$42,515,409

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

20

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Schroder International
Small Cap Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Schroder International Small Cap Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Schroder International Small Cap Fund	$1,000.00	$886.40	$7.18	1.53%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Schroder International Small Cap Fund	$1,000.00	$1,017.26	$7.67	1.53%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Schroder International Small Cap Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Aerospace & Defense	2.7%
Airline	0.3
Auto Components	1.9
Automobiles	1.6
Beverages	0.7
Building Products	1.7
Capital Markets	0.8
Chemicals	5.0
Commercial Banks	2.5
Commercial Services & Supplies	4.4
Communications Equipment	0.4
Computers & Peripherals	0.2
Construction & Engineering	6.8
Construction Materials	0.1
Containers & Packaging	1.7
Distributors	0.8
Diversified Consumer Services	0.6
Diversified Financial Services	6.0
Diversified REIT	0.3
Electric Utilities	1.5
Electrical Equipment	0.9
Electronic Equipment & Instruments	0.9
Energy Equipment & Services	3.7
Food & Staples Retailing	0.7
Food Products	1.6
Gas Utilities	0.4
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	0.4
Hotels, Restaurants & Leisure	0.9
Household Durables	2.3
Industrial Conglomerates	5.2
Insurance	1.7
Internet & Catalog Retail	0.3
IT Services	2.9
Leisure Equipment & Products	0.3
Machinery	4.6
Marine	0.7
Media	2.5
Metals & Mining	3.8
Multi-Utilities	2.7
Multiline Retail	0.4
Oil, Gas & Consumable Fuels	1.6
Pharmaceuticals	2.2
Real Estate Management & Development	1.3
Retail REIT	0.5
Semiconductors & Semiconductor Equipment	0.8
Software	1.8
Specialty Retail	5.1
Textiles, Apparel & Luxury Goods	0.6
Tobacco	1.3
Trading Companies & Distributors	0.3
Transportation Infrastructure	0.9
Wireless Telecommunication Services	0.1
Warrants	0.0
Short-Term Investments	26.3

121.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.2%):
Aerospace & Defense (2.7%):

14,000	Japan Aviation Electronics Industry, Ltd.†	$122,248
75,984	Meggitt plc	321,136
27,000	MTU Aero Engines Holding AG†	877,538
42,000	Saab AB†	1,056,682

		2,377,604

Airline (0.3%):

770,000	China Easten Airlines Corp., Ltd.*	241,093

Auto Components (1.9%):

12,000	Alpha Corp.	106,459
9,900	Exedy Corp.	260,172
15,000	Koito Manufacturing Co., Ltd.	208,044
26,500	Musashi Seimitsu Industry Co., Ltd.	606,525
18,300	Nifco, Inc.†	432,630

		1,613,830

Automobiles (1.6%):

4,500	Accell Group NV	154,873
110,000	Great Wall Motor Co., Ltd.	73,114
19,314	Rosenbauer International AG	896,502
74,000	ShinMaywa Industries, Ltd.	293,289

		1,417,778

Beverages (0.7%):

15,000	A.G. Barr plc	381,672
8,011	Hawesko Holding AG	264,705

		646,377

Building Products (1.7%):

66,000	Alumasc Group plc (The)	231,344
50,000	BSS Group plc	332,452
3,000	Geberit Internatinal AG	439,491
112,117	James Hardie Industries NV	454,812

		1,458,099

Capital Markets (0.8%):

26,000	D Carnegie AB†	345,584
150,216	Macquarie Infrastructure Group†	333,356

		678,940

Chemicals (5.0%):

32,000	Aica Kogyo Co., Ltd.†	282,677
73,000	Chugoku Marine Paints, Ltd.†	502,166
18,500	Fujikura Kasei Co., Ltd.	171,983
867	Kcc Corp.	357,972
33,808	Koninklijke Ten Cate NV	1,204,751
8,300	Lintec Corp.†	143,841
34,000	Nihon Parkerizing Co., Ltd.	552,355
740	Sika AG-BEARER†	1,159,905

		4,375,650

Commercial Banks (2.5%):

19,800	Bank Sarasin & CIE-REG B	889,898
109,200	Dah Sing Banking Group, Ltd.	193,252
326,300	Eon Capital Bhd	452,116
20,000	Greek Postal Savings Bank	313,374
61,000	Minato Bank, Ltd.	119,020
9,900	Tokyo Tomin Bank, Ltd.	190,875

		2,158,535

Commercial Services & Supplies (4.4%):

17,180	Atkins (WS) plc	364,658
35,000	BPP Holdings plc	327,787
8,500	Eurokai Kgaa†	929,742
15,000	Ids Scheer AG†	176,842
119	Intelligence, Ltd.	88,395
19,000	Kapsch Trafficcom AG*†	888,525
11,700	Nishio Rent All Co., Ltd.	155,838
100,000	Scott Wilson Group plc	437,714
20,000	Speedy Hire plc	227,233
40,657	Transpacific Industries Group, Ltd.	233,335

		3,830,069

Communications Equipment (0.4%):

2,359	EVS Broadcast Equipment SA	210,543
5,000	Icom, Inc.	125,876

		336,419

Computers & Peripherals (0.2%):

14,200	Nidec Copal Corp.	182,819

Construction & Engineering (6.8%):

11,500	Bilfinger Berger AG	994,004
180,726	Boart Longyear Group	385,786
75,000	Carillion plc	495,499
85,028	Downer EDII, Ltd.	559,421
5,337	Hyundai Development Co.	270,987
30,000	Keller Group plc	373,123
10,000	Kier Group plc†	187,682
9,970	Kumho Industrial Co., Ltd.	230,823
22,000	Morgan Sindall plc	327,129
70,000	Redrow plc†	197,211
57,675	United Group, Ltd.	681,657
47,600	YIT OYJ†	1,188,521

		5,891,843

Construction Materials (0.1%):

44,000	DC Co., Ltd.†	128,788

Containers & Packaging (1.7%):

596,000	Goodpack, Ltd.†	668,027
28,500	Jsp Corp.	240,584
1,752	Lisi	157,645
20,500	Nitta Corp.†	446,481

		1,512,737

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments , continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Distributors (0.8%):

50,000	Inchcape plc	$316,458
23,600	Trusco Nakayama Corp.†	353,288

		669,746

Diversified Consumer Services (0.6%):

10,000	Homeserve plc	336,758
3,498	S1 Corp.	209,955

		546,713

Diversified Financial Services (6.0%):

90,000	Albemarle & Bond Holdings plc	371,047
22,174	Altamir Amboise	225,713
120,000	Azimut Holding SpA	1,049,859
204,000	China Everbright, Ltd.†	390,827
5,500	Compagnie Financiere Tradition	890,579
136,665	Evolution Group plc	245,372
19,087	Grenkeleasing AG†	616,448
6,600	Schweizerhall Holding AG	1,418,003

		5,207,848

Diversified REIT (0.3%):

32,500	Shaftesbury plc	251,884

Electric Utilities (1.5%):

564,000	Huadian Power International Corp., Ltd., Class H	148,017
18,000	Red Electrica DE Espana†	1,169,465

		1,317,482

Electrical Equipment (0.9%):

70,000	E2V Technologies plc	354,330
3,135	Newave Energy Holdings SA*	153,406
17,400	Sumida Corp.	240,290

		748,026

Electronic Equipment & Instruments (0.9%):

17,000	Rotork plc	369,716
9,000	Ryosan Co., Ltd.	192,795
16,200	Sato Corp.†	182,746

		745,257

Energy Equipment & Services (3.7%):

60,000	Chloride Group plc	310,220
13,000	FuGro NV	1,108,362
19,000	Groupe Bourbon SA†	1,179,071
4,500	Schoeller-Blackman Oilfield Equipment AG	483,384
15,645	Steico AG*	104,915

		3,185,952

Food & Staples Retailing (0.7%):

4,500	Greggs plc	328,783
700	Guyenne et Gascogne SA	87,622
7,100	Tsuruha Holdings Co.†	232,556

		648,961

Food Products (1.6%):

697,000	Beijing Jingkelong Co., Ltd.	455,526
928,000	China Foods Holdings, Ltd.†	427,227
33,000	Cranswick plc	425,818
28,915	Trigon Agri A/S*	67,110

		1,375,681

Gas Utilities (0.4%):

13,163	Enagas†	372,143

Health Care Equipment & Supplies (1.8%):

40,000	Consort Medical plc	472,237
241,406	Fisher & Paykel Healthcare Corp., Ltd.	434,042
47,196	Sonic Healthcare, Ltd.	657,271

		1,563,550

Health Care Providers & Services (0.4%):

208,000	Parkway Holdings, Ltd.†	351,543

Hotels, Restaurants & Leisure (0.9%):

8,400	His Co., Ltd.	125,655
35,000	Holidaybreak plc	291,928
63,000	Homair SA*	337,063

		754,646

Household Durables (2.3%):

38,000	Babis Vovos International Construction SA*	1,249,338
26,000	Fourlis Holdings SA	761,122

		2,010,460

Industrial Conglomerates (5.2%):

4,600	Bel Sofina†	506,026
2,344,000	Chuang’s Consortium International, Ltd.	251,552
5,600	Compagnie Nationale A Portefeuille	419,915
41,869	DCC plc	1,041,123
2,921	Eriks Group NV—Cva†	191,153
80,000	Mitie Group plc	335,829
100,000	Oxford Instruments plc	499,349
18,000	Rheinmetall AG†	1,298,806

		4,543,753

Insurance (1.7%):

20,438	cash.life AG	64,008
9,000	China Insurance International Holdings Co., Ltd.†	21,360
2,000	Helvetia Patria Holding	773,797
8,500	TrygVesta AS†	598,069

		1,457,234

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments , continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Internet & Catalog Retail (0.3%):

75,000	Findel plc	$247,590

IT Services (2.9%):

19,450	Alten*	707,290
77,276	Computershare, Ltd.	681,081
2,300	Easydentic*	77,388
2,260	Obic Co., Ltd.†	378,760
17,000	Sword Group	520,104
40,000	Transcom Worldwide B Shares	203,765

		2,568,388

Leisure Equipment & Products (0.3%):

30,000	Vitec Group plc	269,673

Machinery (4.6%):

17,400	Amano Corp.	168,109
120,000	Assetco plc*	383,324
47,000	Daihatsu Diesel Manufacturing Co., Ltd.†	529,834
52,000	FURUKAWA-SKY Aluminum Corp.†	140,313
35,000	Hamworthy plc	376,521
17,000	Hisaka Works, Ltd.†	362,439
10,259	Hyunjin Materials Co., Ltd.	464,194
14,600	Misumi Group, Inc.†	271,957
60,000	NIPPON THOMPSON Co., Ltd.	383,840
16,800	OSG Corp.†	190,501
9,300	Union Tools Co.†	270,289
331,000	Unisteel Technology, Ltd.	460,560

		4,001,881

Marine (0.7%):

29,459	Store Electronic*	602,323

Media (2.5%):

400,000	C.I.R. SPA†	1,098,942
50,000	Daily Mail & General Trust plc NV, Class A	310,766
73,000	Television Broadcasts, Ltd.†	420,836
35,000	United Business Media plc	379,561

		2,210,105

Metals & Mining (3.8%):

100,000	Bodycote plc	404,186
230,000	China Molybdenum Co., Ltd.	196,089
76,000	DAIDO STELL Co., Ltd.†	425,497
61,000	Dowa Holdings Co., Ltd.	445,455
240,228	Iluka Resources, Ltd.†	1,083,317
772,000	Minmetals Resources, Ltd.	271,017
11,331	TK Corp.*	486,497

		3,312,058

Multi-Utilities (2.7%):

52,907	Acea SpA†	1,001,903
10,000	BKW FMB Energie AG	1,376,820

		2,378,723

Multiline Retail (0.4%):

4,563	Hyundai Dept. Store	369,247

Oil, Gas & Consumable Fuels (1.6%):

20,000	Hunting plc	349,719
9,999	Rubis	867,171
9,025	SFC Smart Fuel Cell AG*	150,361

		1,367,251

Pharmaceuticals (2.2%):

40,000	Dechra Pharmaceuticals plc	333,460
4,450	Ipsen SA†	227,019
14,900	Nichi-iko Pharmaceutical Co., Ltd.	376,588
14,300	Tsumura & Co.	368,133
7,000	Virbac SA†	602,429

		1,907,629

Real Estate Management & Development (1.3%):

304,000	Agile Property Holdings, Ltd.†	264,504
60,000	Grainger Trust plc†	255,296
414,500	KWG Property Holding, Ltd.†	297,264
10,154	Nexity	273,785

		1,090,849

Retail REIT (0.5%):

195,000	CapitaMall Trust†	429,435

Semiconductors & Semiconductor Equipment (0.8%):

65,000	CSR plc*†	346,084
7,909	Samsung Techwin Co., Ltd.	351,823

		697,907

Software (1.8%):

140,076	F-Secure OYJ	594,834
4,226	Invision Software AG*	125,880
25,814	Smartrac NV*†	866,157

		1,586,871

Specialty Retail (5.1%):

32,300	Arcs Co., Ltd.	431,326
866,000	Giordano International, Ltd.	355,131
3,300	HONEYS. Co., Ltd.	30,584
33,000	Jumbo SA	924,490
143,767	Mobilezone Holding AG	983,672
13,900	Nishimatsuya Chain Co., Ltd.†	124,287
33,000	Saft Groupe SA	1,433,428
8,300	Tsutsumi Jewelry Co., Ltd.†	165,559

		4,448,477

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments , continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Textiles, Apparel & Luxury Goods (0.6%):

868,000	Prime Success International Group, Ltd.†	$479,234

Tobacco (1.3%):

55,000	Swedish Match AB	1,120,756

Trading Companies & Distributors (0.3%):

25,000	Sig plc	267,213

Transportation Infrastructure (0.9%):

63,000	Hopewell Holdings, Ltd.	223,459
439,000	Smrt Corp., Ltd.	601,072

		824,531

Wireless Telecommunication Services (0.1%):

3,000	U-Blox AG*	122,911

Total Common Stocks (Cost $96,519,188)		82,904,512

Shares or
Principal		Fair
Amount		Value
Deposit Account (3.7%):
3,255,882	NTRS London Deposit Account	$3,255,882

Total Deposit Account (Cost $3,255,882)		3,255,882

Collateral for Securities on Loan (22.6%):
19,655,747	Northern Trust Liquid Institutional Asset Portfolio	19,655,747

Total Collateral for Securities on Loan (Cost $19,655,747)		19,655,747

Warrant (0.0%):
Containers & Packaging (0.0%):

74,500	Goodpack, Ltd.*	13,692

Total Warrant (Cost $0)		13,692

Total Investment Securities (Cost $119,430,817)(a) 121.5%		105,829,833
Net other assets (liabilities) (21.5)%		(18,732,875)

Net Assets 100.0%		$87,096,958

Percentages indicated are based on net assets as of June 30, 2008.

†	All or a portion of security is loaned as of June 30, 2008.

*	Non-income producing security

PLC—Public Liability Co.

SPA—Standby Purchase Agreement

(a)	Cost for federal income tax purposes is $119,502,852. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$3,788,656
Unrealized depreciation	(17,461,675)

Net unrealized depreciation	$(13,673,019)

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Schedule of Portfolio Investments , continued
June 30, 2008
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United Kingdom	15.0%
Japan	13.6%
Switzerland	9.4%
France	8.5%
Germany	6.3%
Australia	5.9%
Hong Kong	4.5%
Netherlands	4.1%
United States	3.8%
Greece	3.8%
Italy	3.7%
Korea	3.2%
Sweden	3.2%
Singapore	2.9%
Austria	2.6%
Finland	2.1%
Spain	1.8%
Belgium	1.3%
Ireland	1.2%
China	1.0%
Denmark	0.8%
Malaysia	0.5%
New Zealand	0.5%
Georgia	0.2%
Swaziland	0.1%

100.0%

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL
Schroder
International
Small Cap
Fund

Assets:
Investment securities, at cost	$119,430,817

Investment securities, at value*	$105,829,833
Interest and dividends receivable	171,898
Foreign currency, at value (cost $804,271)	867,625
Receivable for capital shares issued	119,971
Receivable for investments sold	13,812
Reclaim receivable	73,665
Prepaid expenses	564

Total Assets	107,077,368

Liabilities:
Payable for investments purchased	54,879
Payable for capital shares redeemed	112,493
Payable for return of collateral received	19,655,747
Manager fees payable	73,082
Administration fees payable	3,237
Distribution fees payable	18,270
Administrative and compliance services fees payable	690
Trustee fees payable	8
Other accrued liabilities	62,004

Total Liabilities	19,980,410

Net Assets	$87,096,958

Net Assets Consist of:
Capital	$103,839,621
Accumulated net investment income/(loss)	888,779
Accumulated net realized gains/(losses) from investment transactions	(4,097,826)
Net unrealized appreciation/(depreciation) on investments	(13,533,616)

Net Assets	$87,096,958

Shares of beneficial interest (unlimited number of shares authorized, no par value)	10,532,045
Net Asset Value (offering and redemption price per share)	$8.27

*	Includes securities on loan of $18,432,750.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL
Schroder
International
Small Cap
Fund

Investment Income:
Interest	$8,167
Dividends	1,640,268
Income from securities lending	58,406
Foreign withholding tax	(172,559)

Total Investment Income	1,534,282

Expenses:
Manager fees	416,966
Administration fees	23,023
Distribution fees	104,241
Custodian fees	53,728
Administrative and compliance service fees	1,380
Trustees’ fees	3,584
Professional fees	7,651
Shareholder reports	7,324
Other expenses	20,036

Total expenses	637,933

Net Investment Income/(Loss)	896,349

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(3,207,044)
Change in unrealized appreciation/(depreciation) on investments	(8,251,790)

Net Realized/ Unrealized Gains/(Losses) on Investments	(11,458,834)

Change in Net Assets Resulting from Operations	$(10,562,485)

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Schroder
	International Small Cap Fund
	For the Six	May 1, 2007 to
	Months Ended	December 31,
	June 30, 2008	2007(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$896,349	$167,137
Net realized gains/(losses) on investment transactions	(3,207,044)	(1,186,383)
Change in unrealized appreciation/(depreciation) on investments	(8,251,790)	(5,281,826)

Change in net assets resulting from operations	(10,562,485)	(6,301,072)

Dividends to Shareholders:
Capital Transactions:
Proceeds from shares issued	37,583,258	106,632,500
Value of shares redeemed	(25,415,747)	(14,839,496)

Change in net assets resulting from capital transactions	12,167,511	91,793,004

Change in net assets	1,605,026	85,491,932
Net Assets:
Beginning of period	85,491,932	—

End of period	$87,096,958	$85,491,932

Accumulated net investment income/(loss)	$888,779	$(7,570)

Share Transactions:
Shares issued	4,343,826	10,705,625
Shares redeemed	(2,975,318)	(1,542,088)

Change in shares	1,368,508	9,163,537

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	May 1, 2007 to
	June 30,	December 31,
	2008	2007(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.33	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.09	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	(1.15)	(0.69)

Total from Investment Activities	(1.06)	(0.67)

Net Asset Value, End of Period	$8.27	$9.33

Total Return(b) (c)	(11.36)%	(6.70)%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$87,097	$85,492
Net Investment Income/(Loss)(d)	2.15%	0.30%
Expenses Before Reductions(d)	1.53%	1.52%
Portfolio Turnover Rate(c)	21.62%	26.74%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

See accompanying notes to the financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Schroder International Small Cap Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Schroder International Small Cap Fund	$19,673,918	$18,432,750

The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio, and the non-cash collateral represents a U.S. Treasury Notes at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Schroder Investment Management North America Inc., (“Schroders”), Schroders provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. Schroder Investment Management North America Ltd (Schroder Ltd), an affiliate of Schroders, serves as the Sub-subadviser to the Fund and is responsible for day-to-day management of the Fund’s assets. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. For its services the Sub-subadviser is entitled to a fee payable by the Subadviser. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.65%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Schroder International Small Cap Fund	1.00%	1.65%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $1,502 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $8,115 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder International Small Cap Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$19,655,747	$—
Level 2—Other Significant Observable Inputs	86,174,086	—
Level 3—Significant Unobservable Inputs	—	—

Total	$105,829,833	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Schroder International Small Cap Fund	$31,367,568	$17,389,156

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

	Accumulated		Total
	Capital and	Unrealized	Accumulated
	Other Losses	Depreciation(a)	Earnings
AZL Schroder International Small Cap Fund	$(887,072)	$(5,293,106)	$(6,180,178)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

18

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Small Cap Stock Index Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Small Cap Stock Index Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

			Expenses	Annualized
	Beginning	Ending	Paid During	Expense Ratio
	Account Value	Account Value	Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Small Cap Stock Index Fund	$1,000.00	$927.70	$2.83	0.59%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Small Cap Stock Index Fund	$1,000.00	$1,021.93	$2.97	0.59%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Small Cap Stock Index Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Aerospace & Defense	2.3%
Air Freight & Logistics	0.5
Airline	0.2
Auto Components	0.8
Automobiles	0.1
Beverages	0.1
Biotechnology	0.9
Building Products	1.1
Capital Markets	0.8
Chemicals	1.3
Commercial Banks	4.5
Commercial Services & Supplies	3.8
Communications Equipment	1.4
Computers & Peripherals	0.6
Construction & Engineering	0.5
Construction Materials	0.4
Consumer Finance	0.4
Containers & Packaging	0.3
Distributors	0.0
Diversified Consumer Services	0.3
Diversified Financial Services	0.3
Diversified REITs	0.8
Diversified Telecommunication Services	0.2
Electric Utilities	1.0
Electrical Equipment	2.2
Electronic Equipment & Instruments	4.0
Energy Equipment & Services	6.5
Food & Staples Retailing	1.2
Food Products	1.8
Futures Contracts	−0.1
Gas Utilities	3.6
Health Care Equipment & Supplies	4.9
Health Care Providers & Services	4.6
Health Care Technology	0.4
Hotels, Restaurants & Leisure	2.7
Household Durables	0.8
Household Products	0.2
Industrial Conglomerates	1.1
Insurance	3.0
Internet & Catalog Retail	0.2
Internet Software & Services	1.2
IT Services	1.4
Leisure Equipment & Products	1.0
Life Sciences Tools & Services	0.9
Machinery	4.0
Marine	0.6
Media	0.5
Metals & Mining	1.2
Multi-Utilities	0.4
Multiline Retail	0.1
Oil, Gas & Consumable Fuels	3.8
Paper & Forest Products	0.4
Personal Products	0.3
Pharmaceuticals	0.8
Real Estate Investment Trusts (REITs)	4.8
Road & Rail	1.3
Semiconductors & Semiconductor Equipment	3.9
Software	4.7
Specialized REIT	0.2
Specialty Retail	3.3
Textiles, Apparel & Luxury Goods	2.5
Thrifts & Mortgage Finance	0.6
Tobacco	0.1
Trading Companies & Distributors	0.5
Water Utilities	0.1
U.S. Treasury Obligations	0.2
Short-Term Investments	53.6

152.1%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.4%):
Aerospace & Defense (2.3%):

1,550	AAR Corp.*†	$20,972
1,250	Ceradyne, Inc.*†	42,875
700	Cubic Corp.†	15,596
1,800	Curtiss-Wright Corp.†	80,532
1,450	Esterline Technologies Corp.*†	71,427
2,500	Gencorp, Inc.*†	17,900
1,750	Moog, Inc., Class A*	65,170
2,600	Orbital Sciences Corp.*†	61,256
1,550	Teledyne Technologies, Inc.*†	75,624
650	Triumph Group, Inc.†	30,615

		481,967

Air Freight & Logistics (0.5%):

1,350	Forward Air Corp.†	46,710
1,750	HUB Group, Inc., Class A*	59,728

		106,438

Airline (0.2%):

2,850	SkyWest, Inc.	36,053

Auto Components (0.8%):

1,300	ATC Technology Corp.*†	30,264
800	Drew Industries, Inc.*†	12,760
5,100	LKQ Corp.*†	92,157
2,200	Spartan Motors, Inc.†	16,434
300	Standard Motor Products, Inc.	2,448
1,100	Superior Industries International, Inc.†	18,568

		172,631

Automobiles (0.1%):

2,000	Fleetwood Enterprises, Inc.*†	5,240
700	Monaco Coach Corp.†	2,128
750	Winnebago Industries, Inc.†	7,643

		15,011

Beverages (0.1%):

450	Boston Beer Company, Inc. (The), Class A*†	18,306

Biotechnology (0.9%):

1,100	ArQule, Inc.*	3,575
2,900	Cubist Pharmaceuticals, Inc.*†	51,794
1,300	Martek Biosciences Corp.*†	43,823
2,400	Regeneron Pharmaceuticals, Inc.*	34,656
1,700	Savient Pharmaceuticals, Inc.*†	43,010

		176,858

Building Products (1.1%):

1,300	Apogee Enterprises, Inc.†	21,008
900	Griffon Corp.*†	7,884
2,300	Lennox International, Inc.	66,608
1,000	NCI Building Systems, Inc.*†	36,730
1,650	Quanex Building Products Corp.†	24,519
1,400	Simpson Manufacturing Co., Inc.†	33,236
950	Universal Forest Products, Inc.†	28,462

		218,447

Capital Markets (0.8%):

1,750	Investment Technology Group, Inc.*	58,555
3,400	Labranche & Co., Inc.*	24,072
1,950	OptionsXpress Holdings, Inc.	43,563
500	Piper Jaffray Cos., Inc.*†	14,665
1,100	SWS Group, Inc.†	18,271
1,200	Tradestation Group, Inc.*†	12,180

		171,306

Chemicals (1.3%):

900	Arch Chemicals, Inc.†	29,835
1,800	Georgia Gulf Corp.†	5,220
2,400	H.B. Fuller Co.†	53,856
700	NewMarket Corp.	46,361
1,300	OM Group, Inc.*	42,627
1,100	Omnova Solutions, Inc.*†	3,058
200	Penford Corp.†	2,976
4,400	PolyOne Corp.*	30,668
500	Quaker Chemical Corp.†	13,330
1,300	Schulman, Inc.	29,939
1,900	Tronox, Inc., Class B†	5,738
800	Zep, Inc.	11,904

		275,512

Commercial Banks (4.5%):

1,500	Boston Private Financial Holdings, Inc.†	8,505
600	Cascade Bancorp†	4,620
1,050	Central Pacific Financial Corp.†	11,193
750	Columbia Banking System, Inc.†	14,498
1,650	Community Bank System, Inc.†	34,023
2,150	East West Bancorp, Inc.†	15,179
4,700	First Bancorp†	29,798
3,650	First Commonwealth Financial Corp.†	34,055
1,900	First Financial Bancorp†	17,480
900	First Financial Bankshares, Inc.	41,229
1,950	First Midwest Bancorp, Inc.†	36,367
1,450	Frontier Financial Corp.†	12,354
2,200	Glacier Bancorp, Inc.†	35,178
950	Hancock Holding Co.†	37,325
1,000	Hanmi Financial Corp.†	5,210
800	Independent Bank Corp.†	3,200
550	Irwin Financial Corp.†	1,480
1,000	Nara Bancorp, Inc.†	10,730
3,800	National Penn Bancshares, Inc.†	50,464
3,400	Old National Bancorp†	48,484

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Banks, continued

1,000	PrivateBancorp, Inc.†	$30,380
1,350	Prosperity Bancshares, Inc.†	36,085
2,000	Provident Bankshares Corp.†	12,760
1,250	Signature Bank*	32,200
2,700	South Financial Group, Inc.†	10,584
1,400	Sterling Bancorp†	16,730
2,400	Sterling Bancshares, Inc.†	21,816
1,900	Sterling Financial Corp.†	7,866
4,000	Susquehanna Bancshares, Inc.†	54,760
4,000	UCBH Holdings, Inc.†	9,000
1,650	UMB Financial Corp.	84,595
2,200	Umpqua Holdings Corp.†	26,686
1,750	United Bankshares, Inc.†	40,162
1,550	United Community Banks, Inc.†	13,222
3,250	Whitney Holding Corp.†	59,475
700	Wilshire Bancorp, Inc.†	5,999
700	Wintrust Financial Corp.†	16,695

		930,387

Commercial Services & Supplies (3.8%):

1,600	ABM Industries, Inc.†	35,600
1,050	Administaff, Inc.†	29,284
1,550	Bowne & Co., Inc.†	19,763
2,300	Brady Corp., Class A	79,419
700	CDI Corp.†	17,808
550	Consolidated Graphics, Inc.*	27,098
800	G & K Services, Inc., Class A†	24,368
1,600	Healthcare Services Group, Inc.†	24,336
750	Heidrick & Struggles International, Inc.†	20,730
800	HMS Holdings Corp.*†	17,176
2,300	Interface, Inc.	28,819
1,400	Mobile Mini, Inc.*†	28,000
1,800	On Assignment, Inc.*†	14,436
4,400	Rewards Network, Inc.*†	18,084
800	School Specialty, Inc.*†	23,784
2,500	Spherion Corp.*†	11,550
700	Standard Register Co. (The)†	6,601
2,600	Tetra Tech, Inc.*	58,812
1,950	Trueblue, Inc.*†	25,760
1,000	United Stationers, Inc.*†	36,950
850	Viad Corp.	21,922
500	Volt Information Sciences, Inc.*†	5,955
2,700	Waste Connections, Inc.*	86,211
2,050	Watson Wyatt Worldwide, Inc.†	108,424

		770,890

Communications Equipment (1.4%):

5,823	Arris Group, Inc.*†	49,204
600	Bel Fuse, Inc., Class B†	14,826
850	Black Box Corp.†	23,112
1,700	Blue Coat Systems, Inc.*†	23,987
1,100	Comtech Telecommunications Corp.*	53,900
1,900	Digi International, Inc.*	14,915
2,000	Ditech Networks, Inc.*	4,300
3,900	Harmonic, Inc.*†	37,089
1,750	NETGEAR, Inc.*†	24,255
700	PC-Tel, Inc.	6,713
1,900	Symmetricom, Inc.*†	7,296
1,200	ViaSat, Inc.*	24,252

		283,849

Computers & Peripherals (0.6%):

4,600	Adaptec, Inc.*†	14,720
1,550	Avid Technology, Inc.*†	26,335
900	Hutchinson Technology, Inc.*†	12,096
1,800	Novatel Wireless, Inc.*†	20,034
800	Stratasys, Inc.*†	14,768
1,000	Synaptics, Inc.*†	37,730

		125,683

Construction & Engineering (0.5%):

2,950	Emcor Group, Inc.*	84,164
1,100	Insituform Technologies, Inc.*	16,753

		100,917

Construction Materials (0.4%):

1,950	Headwaters, Inc.*†	22,952
1,150	Texas Industries, Inc.†	64,549

		87,501

Consumer Finance (0.4%):

1,350	Cash America International, Inc.†	41,850
1,300	First Cash Financial Services, Inc.*	19,487
800	World Acceptance Corp.*†	26,936

		88,273

Containers & Packaging (0.3%):

750	Chesapeake Corp.*†	1,763
1,300	Myers Industries, Inc.	10,595
1,450	Rock-Tenn Co., Class A	43,485

		55,843

Distributors (0.0%):

400	Audiovox Corp., Class A*†	3,928
1,800	Building Materials Holding Corp.†	3,186

		7,114

Diversified Consumer Services (0.3%):

1,000	Coinstar, Inc.*†	32,710
100	CPI Corp.†	1,873
400	Pre-paid Legal Services, Inc.*†	16,248

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Diversified Consumer Services, continued

900	Universal Technical Institute, Inc.*†	$11,214

		62,045

Diversified Financial Services (0.3%):

950	Financial Federal Corp.†	20,862
1,400	Guaranty Financial Group, Inc.*†	7,518
700	Portfolio Recovery Associates, Inc.*†	26,250

		54,630

Diversified REITs (0.8%):

2,300	Colonial Properties Trust†	46,046
1,200	Essex Property Trust, Inc.†	127,800

		173,846

Diversified Telecommunication Services (0.2%):

3,500	FairPoint Communications, Inc.†	25,235
1,500	General Communication, Inc., Class A*†	10,305

		35,540

Electric Utilities (1.0%):

1,050	ALLETE, Inc.†	44,100
2,650	Cleco Corp.†	61,824
1,750	El Paso Electric Co.*†	34,650
1,300	UIL Holdings Corp.†	38,233
1,150	Unisource Energy Corp.	35,662

		214,469

Electrical Equipment (2.2%):

1,050	A.O. Smith Corp.†	34,471
1,800	Acuity Brands, Inc.†	86,544
2,050	Baldor Electric Co.†	71,709
1,750	Belden CDT, Inc.†	59,290
1,100	C&D Technologies, Inc.*†	9,306
1,000	II-VI, Inc.*†	34,920
700	Magnetek, Inc.*†	2,961
1,300	Regal-Beloit Corp.†	54,925
600	Vicor Corp.†	5,988
2,700	Woodward Governor Co.†	96,282

		456,396

Electronic Equipment & Instruments (4.0%):

900	Agilysys, Inc.	10,206
1,250	Anixter International, Inc.*†	74,362
700	Applied Signal Technology, Inc.†	9,562
3,400	Benchmark Electronics, Inc.*	55,556
2,600	Brightpoint, Inc.*†	18,980
1,900	Checkpoint Systems, Inc.*†	39,672
1,800	Cognex Corp.†	41,490
2,000	CTS Corp.†	20,100
1,400	Daktronics, Inc.†	28,238
900	Electro Scientific Industries, Inc.*†	12,753
2,000	Insight Enterprises, Inc.*	23,460
1,400	Itron, Inc.*†	137,690
300	Keithley Instruments, Inc.†	2,850
900	Littlelfuse, Inc.*†	28,395
1,200	LoJack Corp.*	9,552
900	Mercury Computer Systems, Inc.*†	6,777
1,700	Methode Electronics, Inc.	17,765
900	MTS Systems Corp.†	32,292
1,300	Network Equipment Technologies, Inc.*†	4,615
1,800	Newport Corp.*†	20,502
1,000	Park Electrochemical Corp.†	24,310
500	Photon Dynamics, Inc.*†	7,540
900	Planar Systems, Inc.*†	2,340
1,800	Plexus Corp.*†	49,824
1,500	RadiSys Corp.*†	13,590
800	Rogers Corp.*	30,072
1,200	ScanSource, Inc.*†	32,112
2,000	Technitrol, Inc.†	33,980
1,300	Tollgrade Communications, Inc.*†	5,837
1,500	TTM Technologies, Inc.*†	19,815

		814,237

Energy Equipment & Services (6.5%):

1,250	Atwood Oceanics, Inc.*	155,425
1,100	Basic Energy Services, Inc.*†	34,650
1,050	Bristow Group, Inc.*†	51,965
800	CARBO Ceramics, Inc.†	46,680
1,100	Dril-Quip, Inc.*	69,300
500	Gulf Island Fabrication, Inc.	24,465
800	Hornbeck Offshore Services, Inc.*†	45,208
3,300	ION Geophysical Corp.*†	57,585
700	Lufkin Industries, Inc.	58,296
1,100	Matrix Service Co.*†	25,366
800	NATCO Group, Inc.*†	43,624
2,300	Oceaneering International, Inc.*†	177,215
2,700	Pioneer Drilling Co.*†	50,787
1,000	Seacor Holdings, Inc.*†	89,510
800	Superior Well Services, Inc.*†	25,368
3,000	TETRA Technologies, Inc.*	71,130
2,150	Unit Corp.*	178,385
1,300	W-H Energy Services, Inc.*†	124,462

		1,329,421

Food & Staples Retailing (1.2%):

1,900	Casey’s General Stores, Inc.†	44,023

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Food & Staples Retailing, continued

900	Great Atlantic & Pacific Tea Co., Inc.*†	$20,538
1,300	Longs Drug Stores Corp.†	54,743
700	Nash Finch Co.†	23,989
1,000	Spartan Stores, Inc.†	23,000
900	The Andersons, Inc.†	36,639
1,750	United Natural Foods, Inc.*†	34,090

		237,022

Food Products (1.8%):

3,300	Darling International, Inc.*	54,516
3,050	Flowers Foods, Inc.†	86,437
600	Green Mountain Coffee Roasters, Inc.*†	22,542
1,750	Hain Celestial Group, Inc.*†	41,090
700	J & J Snack Foods Corp.†	19,187
1,100	Lance, Inc.†	20,647
600	Peet’s Coffee & Tea, Inc.*†	11,892
1,150	Ralcorp Holdings, Inc.*†	56,856
700	Sanderson Farms, Inc.	24,164
1,300	Treehouse Foods, Inc.*†	31,538

		368,869

Gas Utilities (3.6%):

4,350	Atmos Energy Corp.†	119,929
1,200	Laclede Group, Inc. (The)	48,444
1,875	New Jersey Resources Corp.†	61,219
950	Northwest Natural Gas Co.†	43,947
3,100	Piedmont Natural Gas Co., Inc.†	81,096
1,550	South Jersey Industries, Inc.†	57,908
4,900	Southern Union Co.	132,398
2,200	Southwest Gas Corp.†	65,406
4,200	UGI Corp.	120,582

		730,929

Health Care Equipment & Supplies (4.9%):

800	Abaxis, Inc.*†	19,304
2,850	American Medical Systems Holdings, Inc.*†	42,608
700	Analogic Corp.†	44,149
1,150	ArthroCare Corp.*†	46,931
2,200	BioLase Technology, Inc.*†	7,524
1,450	CONMED Corp.*†	38,498
2,050	Cooper Companies, Inc.†	76,157
900	Cyberonics, Inc.*	19,530
600	Datascope Corp.	28,200
1,250	Greatbatch, Inc.*†	21,625
1,150	Haemonetics Corp.*	63,779
950	ICU Medical, Inc.*†	21,736
2,550	IDEXX Laboratories, Inc.*†	124,287
3,000	Immucor, Inc.*	77,640
800	Integra LifeSciences Holdings*†	35,584
1,800	Invacare Corp.†	36,792
800	Kensey Nash Corp.*	25,640
1,450	Mentor Corp.†	40,339
1,550	Meridian Bioscience, Inc.†	41,726
1,300	Merit Medical Systems, Inc.*	19,110
1,000	Osteotech, Inc.*†	5,690
900	Palomar Medical Technologies, Inc.*†	8,982
500	Surmodics, Inc.*†	22,420
1,400	Symmetry Medical, Inc.*†	22,708
1,800	Theragenics Corp.*†	6,534
500	Vital Signs, Inc.	28,390
1,300	West Pharmaceutical Services, Inc.†	56,264
800	Zoll Medical Corp.*	26,936

		1,009,083

Health Care Providers & Services (4.6%):

500	Air Methods Corp.*†	12,500
900	Amedisys, Inc.*†	45,378
2,550	AMERIGROUP Corp.*†	53,040
1,300	AMN Healthcare Services, Inc.*	21,996
1,250	AmSurg Corp.*†	30,438
2,150	Centene Corp.*†	36,099
1,100	Chemed Corp.†	40,271
1,400	Cross Country Healthcare, Inc.*†	20,174
1,000	CryoLife, Inc.*	11,440
1,400	Gentiva Health Services, Inc.*†	26,670
1,250	HealthExtras, Inc.*†	37,675
2,100	Healthspring, Inc.*†	35,448
1,550	Healthways, Inc.*†	45,880
2,700	Hillenbrand, Inc.†	57,780
1,450	Inventiv Health, Inc.*†	40,295
1,500	LCA-Vision, Inc.†	7,155
600	LHC Group, Inc.*†	13,950
1,650	Magellan Health Services, Inc.*	61,099
800	MedCath Corp.*†	14,384
700	Molina Heathcare, Inc.*†	17,038
1,400	Odyssey Healthcare, Inc.*†	13,636
1,600	Owens & Minor, Inc.†	73,104
2,100	Pediatrix Medical Group, Inc.*†	103,383
1,000	PetMed Express, Inc.*†	12,250
2,900	PSS World Medical, Inc.*	47,270
800	RehabCare Group, Inc.*†	12,824
1,400	Res-Care, Inc.*†	24,892
1,650	Sunrise Senior Living, Inc.*†	37,092

		953,161

Health Care Technology (0.4%):

2,400	Allscripts Healthcare Solution, Inc.*†	29,784
1,450	Omnicell, Inc.*†	19,111

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Technology, continued

1,900	Phase Forward, Inc.*	$34,143

		83,038

Hotels, Restaurants & Leisure (2.7%):

650	Buffalo Wild Wings, Inc.*†	16,140
1,600	California Pizza Kitchen, Inc.*†	17,904
1,300	CEC Entertainment, Inc.*†	36,413
1,900	CKE Restaurants, Inc.†	23,693
900	DineEquity, Inc.†	33,624
2,500	Jack in the Box, Inc.*†	56,025
1,400	Marcus Corp.†	20,930
950	Monarch Casino & Resort, Inc.*†	11,210
1,400	Multimedia Games, Inc.*†	6,188
700	O’Charley’s, Inc.†	7,042
1,200	P.F. Chang’s China Bistro, Inc.*†	26,808
1,550	Panera Bread Co., Class A*†	71,703
1,250	Papa John’s International, Inc.*†	33,237
2,050	Pinnacle Entertainment, Inc.*†	21,504
900	Red Robin Gourmet Burgers*†	24,966
2,600	Ruby Tuesday, Inc.†	14,040
500	Ruth’s Hospitality Group, Inc.*†	2,590
1,500	Shuffle Master, Inc.*†	7,410
2,700	Sonic Corp.*†	39,960
2,500	Texas Roadhouse, Inc., Class A*†	22,425
850	Triarc Cos., Inc.†	5,381
1,850	WMS Industries, Inc.*†	55,074

		554,267

Household Durables (0.8%):

3,000	Champion Enterprises, Inc.*†	17,550
1,650	Ethan Allen Interiors, Inc.†	40,590
1,600	La-Z-Boy, Inc.†	12,240
900	Libbey, Inc.†	6,696
800	M/I Homes, Inc.†	12,584
1,400	Meritage Corp.*†	21,238
100	National Presto Industries, Inc.†	6,418
600	Russ Berrie & Co., Inc.*†	4,782
150	Skyline Corp.†	3,525
3,400	Standard-Pacific Corp.†	11,492
800	Universal Electronics, Inc.*†	16,720

		153,835

Household Products (0.2%):

3,400	Central Garden & Pet Co., Class A*†	13,940
1,200	Spectrum Brands, Inc.*†	3,060
800	WD-40 Co.†	23,400

		40,400

Industrial Conglomerates (1.1%):

1,200	Patriot Coal Corp.*	183,948
800	Standex International Corp.	16,592
1,300	Tredegar, Inc.	19,110

		219,650

Insurance (3.0%):

1,750	Delphi Financial Group, Inc., Class A†	40,495
1,400	Hilb Rogal & Hobbs Co.	60,844
700	Infinity Property & Casualty Corp.	29,064
800	LandAmerica Financial Group, Inc.†	17,752
1,600	National Financial Partners Corp.†	31,712
700	Navigators Group, Inc.*†	37,835
2,550	Philadelphia Consolidated Holding Corp.*†	86,623
700	Presidential Life Corp.	10,794
1,300	ProAssurance Corp.*†	62,543
850	RLI Corp.†	42,050
600	Safety Insurance Group, Inc.†	21,390
600	SCPIE Holdings, Inc.*†	16,794
2,150	Selective Insurance Group, Inc.†	40,334
700	Stewart Information Services Corp.†	13,538
900	Tower Group, Inc.†	19,071
700	United Fire & Casualty Co.†	18,851
1,700	Zenith National Insurance Corp.	59,772

		609,462

Internet & Catalog Retail (0.2%):

650	Blue Nile, Inc.*†	27,638
1,100	Stamps.com, Inc.*	13,728

		41,366

Internet Software & Services (1.2%):

600	Bankrate, Inc.*†	23,442
2,927	CyberSource Corp.*†	48,969
1,450	DealerTrack Holdings, Inc.*†	20,459
1,900	InfoSpace, Inc.	15,827
1,900	J2 Global Communications, Inc.*†	43,700
1,500	Perficient, Inc.*†	14,490
1,300	The Knot, Inc.*†	12,714
3,200	United Online, Inc.†	32,096
1,800	Websense, Inc.*†	30,312

		242,009

IT Services (1.4%):

1,450	CACI International, Inc., Class A*†	66,366
2,500	CIBER, Inc.*†	15,525
1,600	CSG Systems International, Inc.*	17,632
700	Gevity HR, Inc.†	3,766

continued

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
IT Services, continued

950	ManTech International Corp., Class A*	$45,714
600	Maximus, Inc.†	20,892
700	SI International, Inc.*†	14,658
200	StarTek, Inc.*†	1,880
1,400	Sykes Enterprises, Inc.*	26,404
400	SYNNEX Corp.*	10,036
1,600	Tyler Technologies, Inc.*	21,712
1,700	Wright Express Corp.*	42,160

		286,745

Leisure Equipment & Products (1.0%):

3,800	Brunswick Corp.†	40,280
1,550	JAKKS Pacific, Inc.*†	33,868
1,650	Polaris Industries, Inc.†	66,627
2,000	Pool Corp.†	35,520
1,000	RC2 Corp.*†	18,560
700	Sturm, Ruger & Co., Inc.*†	4,942

		199,797

Life Sciences Tools & Services (0.9%):

2,350	Cambrex Corp.*†	13,795
900	Dionex Corp.*†	59,733
1,450	Enzo Biochem, Inc.*†	16,269
600	Kendle International, Inc.*†	21,798
1,900	PAREXEL International Corp.*†	49,989
1,000	Pharmanet Development Group, Inc.*†	15,770

		177,354

Machinery (4.0%):

800	Albany International Corp., Class A†	23,200
850	Astec Industries, Inc.*†	27,319
2,050	Barnes Group, Inc.†	47,335
2,000	Briggs & Stratton Corp.†	25,360
400	Cascade Corp.	16,928
2,000	CLARCOR, Inc.†	70,200
900	Enpro Industries, Inc.*†	33,606
2,400	Gardner Denver, Inc.*	136,320
700	Gerber Scientific, Inc.*	7,966
1,200	Kaydon Corp.†	61,692
500	Lindsay Manufacturing Co.†	42,485
1,100	Lydall, Inc.*†	13,805
1,750	Mueller Industries, Inc.	56,350
1,500	Robbins & Myers, Inc.†	74,805
1,950	Toro Co.†	64,876
800	Valmont Industries, Inc.†	83,432
300	Wabash National Corp.†	2,268
1,200	Watts Water Technologies, Inc., Class A†	29,880

		817,827

Marine (0.6%):

2,450	Kirby Corp.*	117,600

Media (0.5%):

300	4Kids Entertainment, Inc.*†	2,223
1,600	AH Belo Corp., Class A†	9,120
1,100	Arbitron, Inc.†	52,250
2,000	E.W. Scripps Co. (The), Class A*	6,140
3,300	Live Nation, Inc.*†	34,914
2,100	Radio One, Inc., Class D*†	2,709

		107,356

Metals & Mining (1.2%):

700	A.M. Castle & Co.†	20,027
950	AMCOL International Corp.†	27,037
800	Brush Engineered Materials, Inc.*†	19,536
1,250	Century Aluminum Co.*†	83,112
1,500	Gibraltar Industries, Inc.†	23,955
400	Olympic Steel, Inc.†	30,368
950	RTI International Metals, Inc.*†	33,839

		237,874

Multi-Utilities (0.4%):

2,800	Avista Corp.†	60,088
500	Central Vermont Public Service Corp.†	9,685
600	CH Energy Group, Inc.†	21,342

		91,115

Multiline Retail (0.1%):

1,600	Fred’s, Inc.†	17,984
1,000	Tuesday Morning Corp.*†	4,110

		22,094

Oil, Gas & Consumable Fuels (3.8%):

3,850	Helix Energy Solutions Group, Inc.*†	160,314
1,700	Penn Virginia Corp.†	128,214
800	Petroleum Development Corp.*†	53,192
1,900	PetroQuest Energy, Inc.*	51,110
2,600	St. Mary Land & Exploration Co.†	168,064
1,450	Stone Energy Corp.*	95,569
1,550	Swift Energy Co.*†	102,393
1,350	World Fuel Services Corp.†	29,619

		788,475

Paper & Forest Products (0.4%):

1,800	Buckeye Technologies, Inc.*†	15,228
400	Deltic Timber Corp.†	21,404
600	Neenah Paper, Inc.†	10,026

continued

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Paper & Forest Products, continued

700	Schweitzer-Mauduit International, Inc.†	$11,795
2,400	Wausau Paper Corp.†	18,504

		76,957

Personal Products (0.3%):

800	Chattem, Inc.*†	52,040
900	Mannatech, Inc.†	4,896
250	Usana Health Sciences, Inc.*†	6,718

		63,654

Pharmaceuticals (0.8%):

2,100	Alpharma, Inc., Class A*†	47,313
1,100	Noven Pharmaceuticals, Inc.*†	11,759
1,200	PharMerica Corp.*	27,108
2,200	Salix Pharmaceuticals, Inc.*†	15,466
1,650	Sciele Pharma, Inc.†	31,928
3,100	ViroPharma, Inc.*†	34,286

		167,860

Real Estate Investment Trusts (REITs) (4.8%):

1,400	Acadia Realty Trust†	32,410
2,800	BioMed Realty Trust, Inc.†	68,684
1,350	EastGroup Properties, Inc.	57,915
1,500	Entertainment Properties Trust†	74,160
3,500	Extra Space Storage, Inc.	53,760
1,450	Forestar Real Estate Group, Inc.*†	27,623
1,500	Home Properties, Inc.†	72,090
2,500	Inland Real Estate Corp.†	36,050
1,250	Kilroy Realty Corp.	58,787
1,100	Kite Realty Group Trust	13,750
3,100	Lexington Corporate Properties Trust†	42,253
700	LTC Properties, Inc.	17,892
2,400	Medical Properties Trust, Inc.†	24,288
1,400	Mid-America Apartment Communities, Inc.	71,456
3,450	National Retail Properties, Inc.†	72,105
800	Parkway Properties, Inc.†	26,984
1,600	Pennsylvania Real Estate Investment Trust	37,024
600	PS Business Parks, Inc.	30,960
4,600	Senior Housing Properties Trust†	89,838
700	Sovran Self Storage, Inc.†	29,092
1,150	Tanger Factory Outlet Centers, Inc.†	41,319

		978,440

Road & Rail (1.3%):

1,300	Arkansas Best Corp.†	47,632
2,200	Heartland Express, Inc.†	32,802
1,800	Knight Transportation, Inc.†	32,940
2,350	Landstar System, Inc.	129,767
1,100	Old Dominion Freight Line, Inc.*†	33,022

		276,163

Semiconductors & Semiconductor Equipment (3.9%):

1,150	Actel Corp.*†	19,377
2,000	Advanced Energy Industries, Inc.*†	27,400
1,350	ATMI, Inc.*	37,692
4,300	Axcelis Technologies, Inc.*†	20,984
3,500	Brooks Automation, Inc.*	28,945
1,000	Cabot Microelectronics Corp.*†	33,150
1,000	Cohu, Inc.†	14,680
1,500	Cymer, Inc.*	40,320
1,300	Diodes, Inc.*†	35,932
1,900	DSP Group, Inc.*†	13,300
2,400	Exar Corp.*	18,096
1,600	FEI Co.*†	36,448
1,100	Intevac, Inc.*†	12,408
1,000	Kopin Corp.*†	2,870
2,200	Kulicke & Soffa Industries, Inc.*†	16,038
2,700	Micrel, Inc.†	24,705
3,100	Microsemi Corp.*†	78,058
2,200	MKS Instruments, Inc.*†	48,180
800	Pericom Semiconductor Corp.*†	11,872
1,600	Photronics Corp.*†	11,264
1,500	Rudolph Technologies, Inc.*†	11,550
6,600	Skyworks Solutions, Inc.*†	65,142
1,000	Standard Microsystems Corp.*	27,150
900	Supertex, Inc.*†	21,006
800	Ultratech, Inc.*†	12,416
3,300	Varian Semiconductor Equipment Associates, Inc.*†	114,906
1,100	Veeco Instruments, Inc.*†	17,688

		801,577

Software (4.7%):

800	Ansoft Corp.*	29,120
3,600	Ansys, Inc.*†	169,632
2,100	Blackbaud, Inc.†	44,940
1,900	Captaris, Inc.*†	7,695
1,600	Concur Technologies, Inc.*†	53,168
2,550	Epicor Software Corp.*†	17,621
1,150	Epiq Systems, Inc.*†	16,330
1,700	FactSet Research Systems, Inc.†	95,812
800	Faro Technologies, Inc.*†	20,136
3,750	Informatica Corp.*	56,400
1,400	JDA Software Group, Inc.*	25,340
1,100	Manhattan Associates, Inc.*†	26,103
3,600	Micros Systems, Inc.*†	109,764

continued

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Software, continued

800	Phoenix Technology, Ltd.*†	$8,800
1,950	Progress Software Corp.*	49,861
900	Quality Systems, Inc.†	26,352
1,000	Radiant Systems, Inc.*†	10,730
2,800	Secure Computing Corp.*†	11,592
1,100	Smith Micro Software, Inc.*†	6,270
1,300	Sonic Solutions*†	7,748
1,000	SPSS, Inc.*†	36,370
3,000	Take-Two Interactive Software, Inc.*	76,710
2,350	THQ, Inc.*†	47,611

		954,105

Specialized REIT (0.2%):

3,100	DiamondRock Hospitality, Co.†	33,759

Specialty Retail (3.3%):

2,700	Aaron Rents, Inc.†	60,291
550	Big 5 Sporting Goods Corp.†	4,164
2,100	Cabela’s, Inc., Class A*†	23,121
1,750	Cato Corp.†	24,920
1,200	Charlotte Russe Holdings, Inc.*†	21,312
950	Children’s Place Retail Stores, Inc.*†	34,295
2,000	Christopher & Banks Corp.†	13,600
2,050	Dress Barn, Inc.*†	27,429
1,971	Finish Line, Class A*†	17,148
1,100	Genesco, Inc.†	33,957
1,000	Group 1 Automotive, Inc.†	19,870
1,450	Gymboree Corp.*†	58,101
400	Haverty Furniture Co., Inc.†	4,016
1,300	Hibbett Sports, Inc.*†	27,430
1,500	HOT Topic, Inc.*†	8,115
1,100	Jo-Ann Stores, Inc.*†	25,333
800	Jos. A. Bank Clothiers, Inc.*†	21,400
600	Lithia Motors, Inc., Class A†	2,952
2,100	Men’s Wearhouse, Inc.†	34,209
1,000	Midas, Inc.*	13,500
1,600	Nutri/System, Inc.†	22,624
3,300	OfficeMax, Inc.	45,870
1,300	Pep Boys — Manny, Moe & Jack†	11,336
1,200	Select Comfort Corp.*†	1,968
1,300	Sonic Automotive, Inc.†	16,757
1,400	Stage Store, Inc.†	16,338
100	Stein Mart, Inc.†	451
1,400	Tractor Supply Co.*†	40,656
1,200	Tween Brands, Inc.*†	19,752
1,150	Zale Corp.*†	21,723
650	Zumiez, Inc.*†	10,777

		683,415

Textiles, Apparel & Luxury Goods (2.5%):

1,800	Brown Shoe Co., Inc.†	24,390
3,250	Crocs, Inc.*†	26,033
650	Deckers Outdoor Corp.*†	90,480
2,150	Fossil, Inc.*†	62,500
2,000	Iconix Brand Group, Inc.*†	24,160
900	K-Swiss, Inc., Class A†	13,230
700	Maidenform Brands, Inc.*†	9,450
1,300	Movado Group, Inc.	25,740
500	Oxford Industries, Inc.†	9,575
700	Perry Ellis International, Inc.*†	14,854
6,900	Quiksilver Resources, Inc.*	67,758
1,600	Skechers U.S.A., Inc., Class A*	31,616
700	UniFirst Corp.†	31,262
700	Volcom, Inc.*†	16,751
2,350	Wolverine World Wide, Inc.	62,674

		510,473

Thrifts & Mortgage Finance (0.6%):

2,600	Bank Mutual Corp.†	26,104
1,600	BankAtlantic Bancorp, Inc., Class A†	2,816
2,600	Brookline Bancorp, Inc.†	24,830
1,750	Corus Bankshares, Inc.†	7,280
1,600	Dime Community Bancshares†	26,416
1,300	Downey Financial Corp.†	3,601
850	FirstFed Financial Corp.*†	6,834
1,200	Flagstar Bancorp, Inc.†	3,612
3,500	TrustCo Bank Corp.†	25,970

		127,463

Tobacco (0.1%):

4,500	Alliance One International, Inc.*†	22,995

Trading Companies & Distributors (0.5%):

1,550	Applied Industrial Technologies, Inc.†	37,464
1,000	Kaman Corp., Class A	22,760
100	Lawson Products, Inc.	2,478
1,100	Watsco, Inc.†	45,980

		108,682

Water Utilities (0.1%):

500	American States Water Co.†	17,470

Total Common Stocks (Cost $23,458,265)		20,175,911

U.S. Treasury Obligations (0.2%):
40,000	U.S. Treasury Bills, 1.67%, 9/25/08(a)	39,835

Total U.S. Treasury Obligations (Cost $39,843)		39,835

continued

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Deposit Account (1.7%):
359,111	NTRS London Deposit Account	$359,111

Total Deposit Account (Cost $359,111)		359,111

Collateral for Securities on Loan (51.9%):
10,654,502	Northern Trust Liquid Institutional Asset Portfolio	10,654,502

Total Collateral for Securities on Loan (Cost $10,654,502)		10,654,502

Total Investment Securities (Cost $34,511,721)(b) 152.2%		31,229,359
Net other assets (liabilities) (52.2)%		(10,717,061)

Net Assets 100.0%		$20,512,298

Percentages indicated are based on net assets as of June 30, 2008.

*	Non-income producing security

†	All or a portion of security is loaned as of June 30, 2008.

REIT—Real Estate Investment Trust

(a)	The rate presented represents the effective yield at June 30, 2008.

(b)	Cost for federal income tax purposes is $34,659,144. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,492,153
Unrealized depreciation	(4,921,938)

Net unrealized depreciation	$(3,429,785)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United States	99.9%
Puerto Rico	0.1%

100.0%

Future Contracts

Securities with an aggregate fair value of $39,835 have been segregated with the custodian to cover margin requirements for the following open contracts as of June 30, 2008.

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
Russell Mini Futures	Long	09/19/2008	6	$(21,255)

See accompanying notes to the financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL Small
Cap Stock
Index Fund

Assets:
Investment securities, at cost	$34,511,721

Investment securities, at value*	$31,229,359
Interest and dividends receivable	22,227
Receivable for investments sold	864
Prepaid expenses	149

Total Assets	31,252,599

Liabilities:
Payable for investments purchased	47,355
Payable for capital shares redeemed	19,933
Payable for return of collateral received	10,654,502
Payable for variation margin on futures contracts	4,320
Manager fees payable	1,707
Administration fees payable	804
Distribution fees payable	4,432
Administrative and compliance services fees payable	172
Trustee fees payable	2
Other accrued liabilities	7,074

Total Liabilities	10,740,301

Net Assets	$20,512,298

Net Assets Consist of:
Capital	$23,974,350
Accumulated net investment income/(loss)	103,629
Accumulated net realized gains/(losses) from investment transactions	(262,064)
Net unrealized appreciation/(depreciation) on investments	(3,303,617)

Net Assets	$20,512,298

Shares of beneficial interest (unlimited number of shares authorized, no par value)	2,384,282
Net Asset Value (offering and redemption price per share)	$8.60

*	Includes securities on loan of $10,239,625.

See accompanying notes to the financial statements.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL Small
Cap Stock
Index Fund

Investment Income:
Interest	$2,173
Dividends	133,310
Income from securities lending	27,216

Total Investment Income	162,699

Expenses:
Manager fees	26,031
Administration fees	4,881
Distribution fees	25,030
Custodian fees	8,390
Administrative and compliance service fees	344
Trustees’ fees	754
Professional fees	1,659
Shareholder reports	2,452
Cash overdraft expense	1,002
Other expenses	14,850

Total expenses before reductions	85,393
Less expenses waived/reimbursed by the Manager	(26,323)

Net expenses	59,070

Net Investment Income/(Loss)	103,629

Realized and Unrealized Gains/ (Losses) on Investments:
Net realized gains/(losses) on securities transactions	(240,373)
Net realized gains/(losses) on futures transactions	(14,721)
Change in unrealized appreciation/(depreciation) on investments	(1,553,484)

Net Realized/Unrealized Gains/(Losses) on Investments	(1,808,578)

Change in Net Assets Resulting from Operations	$(1,704,949)

See accompanying notes to the financial statements.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Small Cap
	Stock Index Fund
	For the Six
	Months Ended	May 1, 2007 to
	June 30,	December 31,
	2008	2007(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$103,629	$108,697
Net realized gains/(losses) on investment transactions	(255,094)	230,181
Change in unrealized appreciation/(depreciation) on investments	(1,553,484)	(1,750,133)

Change in net assets resulting from operations	(1,704,949)	(1,411,255)

Dividends to Shareholders:
From net investment income	—	(126,554)
From net realized gains on investments	—	(223,156)

Change in net assets resulting from dividends to shareholders	—	(349,710)

Capital Transactions:
Proceeds from shares issued	2,775,776	24,818,717
Proceeds from dividends reinvested	—	349,710
Value of shares redeemed	(2,619,770)	(1,346,221)

Change in net assets resulting from capital transactions	156,006	23,822,206

Change in net assets	(1,548,943)	22,061,241
Net Assets:
Beginning of period	22,061,241	—

End of period	$20,512,298	$22,061,241

Accumulated net investment income/(loss)	$103,629	$—

Share Transactions:
Shares issued	311,180	2,479,848
Dividends reinvested	—	37,442
Shares redeemed	(306,521)	(137,667)

Change in shares	4,659	2,379,623

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months	May 1,
	Ended	2007 to
	June 30,	December 31,
	2008	2007(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.27	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.04	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	(0.71)	(0.63)

Total from Investment Activities	(0.67)	(0.59)

Dividends to Shareholders From:
Net Investment Income	—	(0.05)
Net Realized Gains	—	(0.09)

Total Dividends	—	(0.14)

Net Asset Value, End of Period	$8.60	$9.27

Total Return(b) (c)	(7.23)%	(5.83)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$20,512	$22,061
Net Investment Income/(Loss)(d)	1.04%	0.73%
Expenses Before Reductions(d) (e)	0.85%	0.87%
Expenses Net of Reductions(d)	0.59%	0.58%
Portfolio Turnover Rate(c)	23.01%	19.08%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Small Cap Stock Index Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Small Cap Stock Index Fund	$10,654,502	$10,239,625

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and The Dreyfus Corporation (“Dreyfus”), Dreyfus provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 0.58%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Small Cap Stock Index Fund	0.26%	0.58%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2010	12/31/2011
AZL Small Cap Stock Index Fund	$42,556	$26,323

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $369 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $769 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$30,830,413	$(21,255)
Level 2—Other Significant Observable Inputs	398,946	—
Level 3—Significant Unobservable Inputs	—	—

Total	$31,229,359	$(21,255)

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Small Cap Stock Index Fund	$4,596,507	$4,647,795

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Small Cap Stock Index Fund	$341,966	$7,744	$349,710

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Depreciation(a)	Earnings
AZL Small Cap Stock Index Fund	$10,684	$8,298	$18,982	$(1,776,085)	$(1,757,103)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

23

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL TargetPLUSSM Balanced Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL TargetPLUS Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL TargetPLUS Balanced Fund	$1,000.00	$931.30	$4.08	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL TargetPLUS Balanced Fund	$1,000.00	$1,020.64	$4.27	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL TargetPLUS Balanced Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Aerospace & Defense	1.5%
Auto Components	1.1
Automobiles	1.5
Capital Markets	0.7
Chemicals	5.7
Commercial Banks	3.5
Commercial Services & Supplies	0.3
Communications Equipment	1.4
Computers & Peripherals	1.1
Construction & Engineering	0.7
Diversified Financial Services	1.3
Diversified Telecommunication Services	3.2
Electric Utilities	1.7
Electronic Equipment & Instruments	0.2
Energy Equipment & Services	2.2
Food Products	0.7
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	0.9
Hotels, Restaurants & Leisure	0.7
Household Durables	3.2
Industrial Conglomerates	1.3
Insurance	0.8
Internet & Catalog Retail	0.1
Internet Software & Services	0.5
IT Services	0.7
Machinery	0.1
Metals & Mining	2.6
Multi-Utilities	1.9
Oil, Gas & Consumable Fuels	3.7
Paper & Forest Products	0.4
Pharmaceuticals	0.6
Semiconductors & Semiconductor Equipment	0.5
Software	0.6
Specialty Retail	0.7
Textiles, Apparel & Luxury Goods	0.7
Thrifts & Mortgage Finance	1.3
Tobacco	0.5
Wireless Telecommunication Services	1.2
Air Freight & Logistics	0.1
Commercial Banks	1.5
Diversified Consumer Services	0.8
Diversified Financial Services	1.2
Electronic Equipment & Instruments	0.4
Energy Equipment & Services	0.5
Media	0.8
U.S. Government Agency Mortgages	33.3
U.S. Treasury Obligations	0.6
Commercial Paper	17.0
Purchased Call Options	0.2
Purchased Put Options	0.0
Rights	0.0
Short-Term Investments	21.4
Futures Contracts	0.0
SWAPS	−0.5
Open Foreign Currency Exchange Contracts	0.0
Written Options	−0.2
Securities Sold Short	−1.9

125.8%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (50.6%):
Aerospace & Defense (1.5%):

738	Cubic Corp.†	$16,443
12,108	DynCorp International, Inc., Class A*†	183,436
1,221	Precision Castparts Corp.	117,668
13,802	Taser International, Inc.*†	68,872

		386,419

Auto Components (1.1%):

32,924	GKN plc	145,927
8,421	Superior Industries International, Inc.†	142,147

		288,074

Automobiles (1.5%):

1,227	DaimlerChrysler AG†	75,669
7,159	General Motors Corp.†	82,328
3,625	Honda Motor Co., Ltd., ADR†	123,359
1,097	Toyota Motor Corp., SP ADR†	103,118

		384,474

Capital Markets (0.7%):

2,050	Credit Suisse Group, SP ADR	92,886
947	Deutsche Bank AG†	80,826

		173,712

Chemicals (5.7%):

4,547	Koppers Holdings, Inc.†	190,383
3,385	Mosaic Co., Inc.*	489,809
1,098	Penford Corp.†	16,338
2,000	Potash Corp. of Saskatchewan, Inc.	457,140
8,246	RPM International, Inc.	169,868
5,613	Sensient Technologies Corp.†	158,062

		1,481,600

Commercial Banks (3.5%):

2,855	Allied Irish Banks plc, SP ADR†	87,905
2,773	Barclays plc, ADR†	64,195
81,000	BOC Hong Kong Holdings, Ltd.	214,231
9,950	Colonial Bancgroup, Inc.†	43,979
3,475	Comerica, Inc.†	89,064
1,476	HSBC Holdings plc, SP ADR†	113,209
6,077	KeyCorp	66,726
1,725	Kookmin Bank, ADR†	100,930
13,263	Royal Bank of Scotland plc, SP ADR†	56,898
3,745	Wachovia Corp.†	58,160

		895,297

Commercial Services & Supplies (0.3%):

3,747	GeoEye, Inc.*†	66,359

Communications Equipment (1.4%):

5,791	Nokia Oyj†	141,880
1,898	Research In Motion, Ltd.*	221,876

		363,756

Computers & Peripherals (1.1%):

1,259	Apple, Inc.*	210,807
7,073	Novatel Wireless, Inc.*†	78,722

		289,529

Construction & Engineering (0.7%):

5,820	Perini Corp.*†	192,351

Diversified Financial Services (1.3%):

6,379	Citigroup, Inc.	106,912
3,205	ING Groep NV, ADR†	101,118
3,540	JP Morgan Chase & Co.	121,457

		329,487

Diversified Telecommunication Services (3.2%):

5,416	AT&T, Inc.	182,465
35,523	BT Group plc	141,182
5,554	Deutsche Telekom AG, ADR†	90,919
5,504	Nippon Telegraph & Telephone Corp., ADR†	133,747
345,000	PCCW, Ltd.	208,632
3,868	Telecom Italia SPA, ADR	77,205

		834,150

Electric Utilities (1.7%):

39,000	Hongkong Electric Holdings, Ltd.	233,080
5,868	Korea Electric Power Corp., ADR†	85,262
4,895	Northeast Utilities	124,969

		443,311

Electronic Equipment & Instruments (0.2%):

1,174	FLIR Systems, Inc.*†	47,629

Energy Equipment & Services (2.2%):

1,890	Cameron International Corp.*	104,612
258	Core Laboratories NV*†	36,726
5,657	Matrix Service Co.*	130,450
3,333	National-Oilwell Varco, Inc.*	295,704

		567,492

Food Products (0.7%):

22,648	Tate & Lyle plc	178,984

Health Care Equipment & Supplies (0.8%):

4,657	Abaxis, Inc.*†	112,373
334	Intuitive Surgical, Inc.*	89,980

		202,353

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Health Care Providers & Services (0.9%):

11,325	Alliance Imaging, Inc.*†	$98,188
9,138	Sun Healthcare Group, Inc.*†	122,358

		220,546

Hotels, Restaurants & Leisure (0.7%):

33,276	Ladbrokes plc	168,982

Household Durables (3.2%):

2,185	Garmin, Ltd.†	93,606
18,154	La-Z-Boy, Inc.†	138,878
5,884	Matsushita Electric Industrial Co., Ltd., ADR†	126,035
1,093	Tempur-Pedic International, Inc.†	8,536
13,391	Tupperware Brands Corp.	458,240

		825,295

Industrial Conglomerates (1.3%):

54,000	Cheung Kong Infrastructure Holdings, Ltd.	228,345
1,862	McDermott International, Inc.*	115,239

		343,584

Insurance (0.8%):

6,992	AEGON NV	91,665
2,544	Lincoln National Corp.	115,294

		206,959

Internet & Catalog Retail (0.1%):

341	Priceline.com, Inc.*†	39,372

Internet Software & Services (0.5%):

9,335	DealerTrack Holdings, Inc.*†	131,717

IT Services (0.7%):

81,155	LogicaCMG plc	174,255

Machinery (0.1%):

480	Dynamic Materials Corp.†	15,816

Metals & Mining (2.6%):

796	AMCOL International Corp.†	22,654
1,701	ArcelorMittal, Class A†	168,518
3,071	BHP Billiton, Ltd., SP ADR†	261,619
2,111	Southern Copper Corp.†	225,096

		677,887

Multi-Utilities (1.9%):

3,729	Black Hills Corp.†	119,552
3,188	DTE Energy Co.	135,299
8,457	NiSource, Inc.†	151,549
6,992	PNM Resources, Inc.†	83,624

		490,024

Oil, Gas & Consumable Fuels (3.7%):

7,225	Arena Resources, Inc.*	381,624
1,889	EnCana Corp.	171,767
1,746	ENI SPA, ADR	129,606
2,502	Petro-Canada	139,486
3,381	Repsol YPF SA, ADR†	132,772

		955,255

Paper & Forest Products (0.4%):

4,766	MeadWestvaco Corp.†	113,621

Pharmaceuticals (0.6%):

8,729	Pfizer, Inc.	152,496

Semiconductors & Semiconductor Equipment (0.5%):

1,360	Cypress Semiconductor Corp.*†	33,660
4,736	NVIDIA Corp.*	88,658
472	Sigma Designs, Inc.*†	6,556

		128,874

Software (0.6%):

6,497	Epiq Systems, Inc.*†	92,257
6,830	Radiant Systems, Inc.*†	73,286

		165,543

Specialty Retail (0.7%):

7,390	Home Depot, Inc.	173,074

Textiles, Apparel & Luxury Goods (0.7%):

217	Deckers Outdoor Corp.*†	30,207

64,000	Yue Yuen Industrial Holdings, Ltd.	151,831

		182,038

Thrifts & Mortgage Finance (1.3%):

8,542	New York Community Bancorp, Inc.†	152,389
9,207	People’s United Financial, Inc.	143,629
8,579	Washington Mutual, Inc.†	42,295

		338,313

Tobacco (0.5%):

2,906	Universal Corp.†	131,409

Wireless Telecommunication Services (1.2%):

4,914	China Unicom, Ltd., ADR†	91,007
7,630	NTT DoCoMo, Inc., ADR†	111,398
3,297	Vodafone Group plc, ADR	97,130

		299,535

Total Common Stocks (Cost $14,546,842)		13,059,572

Corporate Bonds (5.3%):
Air Freight & Logistics (0.1%):

$25,000	First Data Corp., 9.88%, 9/24/15(a)	21,750

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued

Commercial Banks (1.5%):

$100,000	Bank of America Corp., 8.00%, 12/29/49	$93,687
100,000	Barclays Bank plc, 6.05%, 12/4/17(a)	98,019
100,000	Barclays Bank plc, 7.43%, 9/29/49(a) (b)	93,798
100,000	UBS AG Stamford CT, 5.88%, 12/20/17	97,275
10,000	Wells Fargo Co., 5.25%, 10/23/12	10,056

		392,835

Diversified Consumer Services (0.8%):

100,000	American Express Credit Co., Series C, 5.88%, 5/2/13	99,418
10,000	General Electric Capital Corp., 5.25%, 10/19/12	10,097
100,000	John Deere Capital Corp., 3.54%, 6/10/11(b)	99,887

		209,402

Diversified Financial Services (1.2%):

100,000	Citigroup, Inc., 6.13%, 11/21/17	95,970
100,000	Citigroup, Inc., 8.40%, 4/29/49	95,061
100,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	97,016
25,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	22,869

		310,916

Electronic Equipment & Instruments (0.4%):

100,000	General Electric Co., 5.25%, 12/6/17	96,133

Energy Equipment & Services (0.5%):

150,000	Gazprom Capital, 6.21%, 11/22/16†	138,480

Media (0.8%):

200,000	Time Warner Cable, Inc., 5.40%, 7/2/12	197,980

Total Corporate Bonds (Cost $1,405,095)		1,367,496

U.S. Government Agency Mortgages (33.3%):
Federal Home Loan Bank (8.5%)

500,000	2.24%, 7/11/08(c)	499,702
1,700,000	2.35%, 9/10/08(c)	1,692,163

		2,191,865

Federal Home Loan Mortgage Corporation (8.8%)

1,400,000	2.13%, 7/21/08(c)	1,398,688
650,000	5.25%, 1/12/09	658,586
200,000	5.25%, 7/10/15	202,933

		2,260,207

Federal National Mortgage Association (14.1%)

487,744	5.00%, 3/1/37	467,988
292,398	5.50%, 7/1/37	288,584
2,000,000	6.00%, 7/15/37, TBA	2,017,500
185,479	5.50%, 12/1/37	183,059
197,358	5.50%, 12/1/37	194,784
500,000	5.50%, 2/1/38	493,594

		3,645,509

Government National Mortgage Association (1.9%)

480,716	6.00%, 5/15/37	488,716

Total U.S. Government Agency Mortgages (Cost $8,597,919)		8,586,297

U.S. Treasury Obligations (0.6%):
U.S. Treasury Bonds (0.4%)

100,000	4.38%, 2/15/38†	97,476
U.S. Treasury Notes (0.2%)

50,000	6.88%, 8/15/25†	63,750

Total U.S. Treasury Obligations (Cost $157,326)		161,226

Commercial Paper (17.0%):
Commercial Banks (8.5%):

200,000	Bank of America Corp., 2.75%, 9/22/08	198,686
300,000	Bank of Scotland plc, 2.88%, 8/4/08	299,244
200,000	Barclays U.S. Funding Corp., 2.70%, 8/1/08	199,546
200,000	BNP Paribas, Inc., 2.56%, 8/1/08	199,546
400,000	CBA Delaware Finance, Inc., 2.72%, 9/10/08	397,824
200,000	Santander Central Hispanic Financial, Inc., 2.62%, 9/30/08	198,538
200,000	Societe Generale, 2.97%, 8/6/08	199,472
100,000	Societe Generale NY, 2.66%, 8/1/08	99,773
400,000	Svenska Handelsbanken, Inc., 2.72%, 9/18/08	397,544

		2,190,173

Diversified Financial Services (8.5%):

300,000	ABN AMRO NA Finance, Inc., 2.47%, 7/23/08	299,517
200,000	BNP Paribas, Inc., 2.61%, 7/31/08	199,560

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Commercial Paper, continued
Diversified Financial Services, continued

$200,000	Calyon NA, 2.50%, 7/8/08	$199,888
200,000	ING U.S. Funding, 2.57%, 7/7/08	199,902
400,000	Nordea NA, 2.35%, 7/8/08	399,776
400,000	San Paolo IMI SpA, 2.71%, 9/2/08	398,076
100,000	Santander Central Hispano International, Ltd., 2.77%, 9/30/08	99,718
200,000	UBS Financial (De) LLC, 2.89%, 9/25/08	198,648
200,000	Unicredit Delaware, Inc., 2.76%, 7/14/08	199,804

		2,194,889

Total Commercial Paper (Cost $4,385,429)		$4,385,062

Collateral for Securities on Loan (20.2%):
5,230,496	Northern Trust Liquid Institutional Asset Portfolio	5,230,496

Total Collateral for Securities on Loan (Cost $5,230,496)		5,230,496

Deposit Account (1.2%):
305,806	NTRS London Deposit Account	305,806

Total Deposit Account (Cost $305,806)		305,806

Purchased Call Options (0.2%):
310	Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 4.25, Exp. 7/7/09(d)	31,503
250	Receive 6-Month EUR-LIBOR Floating Rate Index, Strike @ 4.18, Exp. 4/21/09(d)	5,813
6	2-Year U.S. Treasury Note Future, Call @ 110, Exp. 8/22/08	94
8	5 Year U.S. Treasury Note Future, Call @ 1225, Exp. 8/25/08	62

Total Purchased Call Options (Cost $49,640)		37,472

Put Options Purchased (0.0%):
8	10 Year U.S. Treasury Note Future, Put @ 92, Exp. 8/25/08	125
40	Federal National Mortgage Association, 6.00%, Put @ 88, Exp. 7/7/08	—
100	Federal National Mortgage Association, 6.00%, Put @ 88, Exp. 9/4/08	38

Total Put Options Purchased (Cost $309)		163

Right (0.0%):
Commercial Banks (0.0%):

601	Barclays plc, ADR*	—

Total Right (Cost $—)		—

Total Investment Securities (Cost $34,678,862) (e) 128.4%		33,133,590
Net other assets (liabilities) (28.4)%		(7,337,809)

Net Assets 100.0%		$25,795,781

Percentages indicated are based on net assets as of June 30, 2008.

†	All or a portion of security is loaned as of June 30, 2008.
*	Non-income producing security

Investment securities are segregated as collateral, the aggregate fair value of these securities is $8,493,961.
ADR—American Depository Receipt
LIBOR—Represents the London InterBank Offered Rate
LLC—Limited Liability Co.
PLC—Public Liability Co.
SPA—Standby Purchase Agreement
TBA—To be announced. Represents 7.8% of the Fund’s net assets.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate security. The rate presented represents the rate in effect at June 30, 2008. The date presented represents the final maturity date.

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

(c)	The rate presented represents the effective yield at June 30, 2008.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2008 these securities represent 0.1% of the net assets of the Fund.

(e)	Cost for federal income tax purposes is $34,731,217. The gross unrealized appreciation/(depreciation) on a tax basis as follows:

Unrealized appreciation	$762,649
Unrealized depreciation	(2,360,276)

Net unrealized depreciation	$(1,597,627)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United States	78.3%
United Kingdom	7.1%
Hong Kong	3.1%
Canada	2.7%
Japan	1.7%
Germany	1.7%
Netherlands	1.3%
Australia	0.7%
Italy	0.6%
Korea	0.5%
Finland	0.4%
Luxembourg	0.4%
Spain	0.4%
Panama	0.3%
Cayman Islands	0.3%
Switzerland	0.3%
Ireland	0.2%

100.0%

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

As of June 30, 2008, the Fund’s open futures contracts were as follows:

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
2-Year Euro-Schatz September Future	short	9/30/2008	(3)	$(541)
90-Day Eurodollar March Futures	long	3/16/2009	2	638
90-Day Eurodollar June Futures	long	6/30/2009	1	1,975
90-Day Eurodollar September Futures	short	9/15/2008	(2)	1,700
90-Day Eurodollar September Futures	long	9/14/2009	8	11,250
90-Day Eurodollar December Futures	long	12/15/2008	7	(875)
90-Day Eurodollar December Futures	long	12/14/2009	17	(8,238)
U.S. Treasury 5-Year Note September Futures	short	9/30/2008	(9)	2,359
Long Gilt September Future	short	9/30/2008	(1)	3,230
90-Day British Sterling Pound June Futures	long	6/18/2009	2	(2,270)
90-Day British Sterling Pound September Futures	long	9/18/2008	2	(3,810)
90-Day British Sterling Pound December Futures	long	12/18/2008	3	(3,289)
Euro Bund September Future	long	9/10/2008	2	(3,751)
U.S. Treasury 2-Year Note September Futures	short	9/30/2008	(3)	(1,688)
U.S. Treasury 10-Year Note September Futures	long	9/30/2008	16	12,789
US Long Bond September Future	short	9/19/2008	(5)	1,719

Total				$11,198

Swap agreements outstanding on June 30, 2008:

Interest Rate Swaps

		Pay/
		Receive				Unrealized
	Floating	Floating	Fixed	Expiration	Notional	Appreciation/
Counterparty	Rate Index	Rate	Rate	Date	Amount	(Depreciation)
Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	5.00%	12/17/2009	$1,200,000	$9,043
Goldman Sachs Group	Brazil Cetip Interbank Deposit Rate	Pay	10.15%	1/2/2012	100,000	(6,526)
Merrill Lynch Capital Services, Inc.	Brazil Cetip Interbank Deposit Rate	Pay	12.54%	1/2/2012	200,000	(6,901)
HSBC Bank USA	South African Interbank	Pay	9.99%	11/9/2010	300,000	(1,998)
Citibank	South Africa Interbank	Pay	9.99%	11/9/2010	100,000	(672)
Barclays Bank PLC	6-Month EUR LIBOR	Pay	4.00%	9/19/2017	100,000	602
Morgan Stanley Capital Services Inc.	6-Month GBP LIBOR	Pay	6.00%	9/18/2009	100,000	8,254
UBS AG	6-Month AUD Bank Bill Index	Pay	7.50%	3/15/2011	200,000	(1,962)
UBS AG	Brazil Cetip Interbank Deposit Rate	Pay	13.85%	1/2/2012	500,000	(394)
Royal Bank of Scotland PLC	3-Month USD LIBOR	Pay	4.00%	12/17/2013	100,000	(140)
Citibank	3-Month USD LIBOR	Pay	4.00%	12/17/2013	100,000	(1,792)
Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	4.00%	12/17/2013	400,000	(2,465)
Royal Bank of Scotland	3-Month USD LIBOR	Pay	4.00%	12/17/2010	1,600,000	7,639
Merrill Lynch Capital Services, Inc.	3-Month USD LIBOR	Pay	5.00%	12/17/2023	100,000	1,441

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Pay/
		Receive				Unrealized
	Floating	Floating	Fixed	Expiration	Notional	Appreciation/
Counterparty	Rate Index	Rate	Rate	Date	Amount	(Depreciation)
Goldman Sachs Group	6-Month GBP LIBOR	Pay	4.50%	9/17/2011	600,000	(41,995)
Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Receive	5.00%	12/17/2018	1,836,000	5,820
Royal Bank of Scotland	3-Month USD LIBOR	Receive	4.00%	6/17/2010	3,400,000	(30,991)
Morgan Stanley Capital Services Inc.	6-Month EUR Euribor	Receive	5.50%	12/17/2010	100,000	317
Goldman Sachs Group	6-Month GBP LIBOR	Pay	4.00%	6/15/1937	100,000	(1,604)
Deutsch Bank	6-Month EUR Euribor	Receive	5.50%	9/15/2010	300,000	360

Total						$(63,964)

Swap agreements outstanding on June 30, 2008.

Credit Default Swaps

			(Pay)/
			Receive			Unrealized
		Buy/Sell	Fixed	Expiration	Notional	Appriciation/
Counterparty	Reference Equity	Protection	Rate	Date	Amount	(Depreciation)
Deutsch Bank	CDX IG9 Future	Sell	1.29	12/20/2012	$200,000	$2,668
Merrill Lynch International	CDX Hy-9 Future	Sell	3.75	12/20/2012	495,000	(25,255)
Bank of America	HY-8 Future	Sell	2.75	6/20/2012	342,540	(22,996)
Lehman Brothers	Federal Republic of Brazil	Sell	1.06	5/20/2017	200,000	(5,132)
Lehman Brothers	Pemex Project Funding	Sell	0.58	5/20/2017	200,000	(12,791)
Barclays Bank	CDX EM9 future	Sell	2.65	6/20/2013	500,000	2,237
Lehman Brothers	CDX EM9 future	Sell	2.65	6/20/2013	300,000	(91)
Credit Sussie	Market ABX.HE.AA 07-01	Sell	0.15	8/25/2037	100,000	(21,110)
Goldman Sachs	CDX IG9 Future	Sell	0.6	12/20/2012	300,000	(2,843)
Royal Bank of scotland	Deutsch Bank	Sell	0.55	12/20/2008	200,000	186
Royal Bank of scotland	CDX Hy-10 Future	Sell	5.00	6/20/2013	200,000	2,083
Barclays Bank	CDX Hy-10 Future	Sell	5.00	6/20/2013	200,000	1,583
Credit Sussie	CDX Hy-10 Future	Sell	5.00	6/20/2013	200,000	1,504

Total						$(79,957)

As of June 30, 2008, the Fund’s open foreign currency contracts were as followed:

				Unrealized
	Delivery	Contract		Appreciation/
Short	Date	Amount	Fair Value	(Depreciation)
Delivered 90,912 Brazilian Real in exchange for U.S. Dollars	7/2/2008	$(54,877)	$(56,728)	$(1,851)
Delivered 108,688 Brazilian Real in exchange for U.S. Dollars	12/02/2008	$(64,877)	$(65,564)	(687)
Delivered 102,000 Euro Dollar Rand in exchange for U.S. Dollars	7/24/2008	$(158,750)	$(160,369)	(1,619)
Delivered 32,000 British Sterling Pound in exchange for U.S. Dollars	8/11/2008	$(63,186)	$(63,517)	(331)
Delivered 48,190 Mexican Peso in exchange for U.S. Dollars	7/10/2008	$(4,343)	$(4,666)	(323)
Delivered 27,179 Polish Zloty in exchange for U.S. Dollars	7/10/2008	$(11,281)	$(12,754)	(1,473)
Delivered 52,445 New Romanian Leu in exchange for U.S. Dollars	1/28/2009	$(19,391)	$(21,660)	(2,269)
Delivered 284,193 South African Rand in exchange for U.S. Dollars	7/10/2008	$(37,812)	$(36,236)	1,576
Delivered 284,193 South African Rand in exchange for U.S. Dollars	12/10/2008	$(33,747)	$(34,775)	(1,028)

Total Short				$(8,005)

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

				Unrealized/
	Delivery	Contract		Appreciation/
Long	Date	Amount	Fair Value	(Depreciation)
Received 90,912 Brazilian Real in exchange for U.S. Dollars	7/02/2008	$50,621	$56,728	$6,107
Received 73,357 Brazilian Real in exchange for U.S. Dollars	12/2/2008	$43,246	$44,106	$860
Received 406,620 Chinese Renminbi in exchange for U.S. Dollars	1/13/2008	$60,000	$60,709	$709
Received 284,660 Chinese Renminbi in exchange for U.S. Dollars	2/11/09	$43,000	$43,227	$227
Received 6,178 British Sterling Pound in exchange for U.S. Dollars	7/01/2008	$12,257	$12,304	$47
Received 201,220,000 Indonesian Ripiah in exchange for U.S. Dollars	10/29/2008	$21,183	$21,402	$219
Received 5,088,000 Japanese Yen in exchange for U.S. Dollars	07/28/2008	$47,199	$48,004	$805
Received 48,190 Mexican Peso in exchange for U.S. Dollars	7/10/2008	$4,292	$4,666	$374
Received 3,579 Mexican Peso in exchange for U.S. Dollars	11/19/2008	$337	$340	$3
Received 115,942 Malaysian Ringgit in exchange for U.S. Dollars	8/4/2008	$36,000	$35,518	$(482)
Received 65,320 Malaysian Ringgit in exchange for U.S. Dollars	11/12/2008	$20,000	$20,029	$29
Received 1,461,070 Philippine Peso in exchange for U.S. Dollars	8/22/2008	$36,000	$32,430	$(3,570)
Received 27,179 Polish Zloty in exchange for U.S. Dollars	7/10/2008	$9,890	$12,754	$2,864
Received 2,608 Polish Zloty in exchange for U.S. Dollars	5/06/2009	$1,156	$1,193	$37
Received 84,271 Singapore Dollars in exchange for U.S. Dollars	8/28/2008	$60,000	$62,131	$2,131
Received 261,105 South African Rand in exchange for U.S. Dollars	12/10/2008	$32,283	$31,949	$(334)
Received 284,193 South African Rand in exchange for U.S. Dollars	7/10/2008	$35,151	$36,237	$1,086

Total Long				$11,112

Written options outstanding on June 30, 2008.

Options on Futures	Exercise	Expiration	Number of
Security Description	Price	Date	Contracts	Premium	Fair Value
Call—CBOT U.S. Treasury Note September Future	116	8/23/08	(1)	$(310)	$(547)
Call—CBOT U.S. Treasury Note September Future	117	8/23/08	(2)	(1,964)	(688)
Put—CBOT U.S. Treasury Note September Future	110	8/23/08	(1)	(779)	(203)
Put—CBOT U.S. Treasury Note September Future	113	8/23/08	(2)	(2,151)	(1,781)

Total				$(5,204)	$(3,219)

Swap option holdings as of June 30, 2008:

Written Swap Options

		Pay/Receive	Exercise	Expiration	Number of		Fair
Description	Counterparty	Floating Index	Rate	Date	Contracts	Premium	Value
Call—OTC 7-Year Interest Rate Swap	Deutsche Bank AG	Euro Index	4.44	4/20/09	(80)	$(16,980)	$(7,023)
Call—OTC 7-Year Interest Rate Swap	Royal Bank of Scotland	Rec—3-month USD-LIBOR	4.90	7/7/09	(100)	(28,200)	(32,232)

Total						$(45,180)	$(39,255)

See accompanying notes to the financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Securities Sold Short (−1.9%):

	Coupon	Expiration	Principal			Unrealized
Security Description	Rate	Date	Amount	Premium	Fair Value	Gain/Loss
Federal National Mortgage Association - July TBA	5.50%	7/1/2038	$(500,000)	$(485,781)	$(492,813)	$(7,032)

				$(485,781)	$(492,813)	$(7,032)

See accompanying notes to the financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL
TargetPLUS
Balanced Fund

Assets:
Investment securities, at cost	$34,678,862

Investment securities, at value*	$33,133,590
Segregated cash for collateral	165,000
Interest and dividends receivable	65,263
Foreign currency, at value (cost $51,106)	51,467
Unrealized appreciation on interest rate swaps	33,476
Unrealized appreciation on credit default swaps	10,261
Swap premiums paid	66,302
Receivable for capital shares issued	58,471
Receivable for investments sold	612,761
Receivable for forward foreign currency contracts	17,074
Receivable for variation margin on futures contracts	870
Prepaid expenses	48

Total Assets	34,214,583

Liabilities:
Cash overdraft	6,916
Payable for forward foreign currency contracts	13,967
Unrealized depreciation on interest rate swaps	97,440
Unrealized depreciation on credit default swaps	90,218
Swap premiums received	189,677
Written options (Premiums received $50,384)	42,474
Payable for investments purchased	2,231,116
Payable for capital shares redeemed	121
Payable for return of collateral received	5,230,496
Securities sold short (Premiums received $485,781)	492,813
Manager fees payable	3,913
Administration fees payable	951
Distribution fees payable	5,318
Administrative and compliance services fees payable	96
Trustee fees payable	2
Other accrued liabilities	13,284

Total Liabilities	8,418,802

Net Assets	$25,795,781

Net Assets Consist of:
Capital	$27,370,306
Accumulated net investment income/(loss)	203,531
Accumulated net realized gains/(losses) from investment transactions	(104,383)
Net unrealized appreciation/(depreciation) on investments	(1,673,673)

Net Assets	$25,795,781

Shares of beneficial interest (unlimited number of shares authorized, no par value)	2,758,789
Net Asset Value (offering and redemption price per share)	$9.35

*	Includes securities on loan of $5,047,677.

See accompanying notes to the financial statements.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL
TargetPLUS
Balanced Fund

Investment Income:
Interest	$136,806
Dividends	154,156
Income from securities lending	10,812

Total Investment Income	301,774

Expenses:
Manager fees	46,252
Administration fees	3,461
Distribution fees	22,236
Custodian fees	25,962
Administrative and compliance service fees	192
Trustees’ fees	489
Professional fees	1,221
Shareholder reports	1,626
Other expenses	3,231

Total expenses before reductions	104,670
Less expenses waived/reimbursed by the Manager	(25,509)
Less expenses paid indirectly	(3,420)

Net expenses	75,741

Net Investment Income/(Loss)	226,033

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(37,690)
Net realized gains/(losses) on swap agreements	42,833
Net realized gains/(losses) on futures transactions	(20,423)
Net realized gains/(losses) on options transactions	5,341
Change in unrealized appreciation/(depreciation) on investments	(1,680,099)

Net Realized/Unrealized Gains/(Losses) on Investments	(1,690,038)

Change in Net Assets Resulting from Operations	$(1,464,005)

See accompanying notes to the financial statements.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL TargetPLUS
	Balanced Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$226,033	$122,787
Net realized gains/(losses) on investment transactions	(9,939)	(65,934)
Change in unrealized appreciation/(depreciation) on investments	(1,680,099)	6,426

Change in net assets resulting from operations	(1,464,005)	63,279

Dividends to Shareholders:
From net investment income	—	(175,297)
From tax return of capital	—	(10,254)

Change in net assets resulting from dividends to shareholders	—	(185,551)

Capital Transactions:
Proceeds from shares issued	17,945,088	12,807,212
Proceeds from dividends reinvested	—	185,551
Value of shares redeemed	(1,861,823)	(1,693,970)

Change in net assets resulting from capital transactions	16,083,265	11,298,793

Change in net assets	14,619,260	11,176,521
Net Assets:
Beginning of period	11,176,521	—

End of period	$25,795,781	$11,176,521

Accumulated net investment income/(loss)	$203,531	$(22,502)

Share Transactions:
Shares issued	1,838,687	1,261,880
Dividends reinvested	—	18,537
Shares redeemed	(193,026)	(167,289)

Change in shares	1,645,661	1,113,128

See accompanying notes to the financial statements.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months	May 1, 2007
	Ended	to
	June 30,	December 31,
	2008	2007(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.04	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.09	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	(0.78)	0.10

Total from Investment Activities	(0.69)	0.21

Dividends to Shareholders From:
Net Investment Income	—	(0.16)
Return of Capital	—	(0.01)
Total Dividends	—	(0.17)

Net Asset Value, End of Period	$9.35	$10.04

Total Return(b) (c)	(6.87)%	2.12%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$25,796	$11,177
Net Investment Income/(Loss)(d)	2.54%	2.59%
Expenses Before Reductions(d) (e)	1.18%	1.30%
Expenses Net of Reductions(d)	0.85%	0.89%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	0.89%	NA
Portfolio Turnover Rate(c)	54.70%	120.57%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain fund expenses, See note 2 in the Notes to Financial Statements.

See accompanying notes to the financial statements.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL TargetPLUS Balanced Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as an agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts

The Fund may write call and put options on instruments in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium as an investment that is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Transactions in options written during the period ended June 30, 2008, were as follows:

	Number of	Premiums
Options Transactions	Contracts	Received
Options outstanding at December 31, 2007	(187)	$(48,626)
Options written	(10)	(9,006)
Options exercised	3	1,631
Options bought back	—	—
Options expired	8	5,617

Options outstanding at June 30, 2008	(186)	$(50,384)

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return and credit default swap agreements to manage its exposure to market and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap (CDS) agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified amount in the event of a default by a third party reference entity. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted obligation. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty.

Short Sales

The Fund may engage in short sales. In a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may also incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a Fund that sells a security short without hedging will be exposed to any market value increase in the security sold short.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk,and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of Loaned
	Collateral	Securities
AZL TargetPLUS Balanced Fund	$5,232,752	$5,047,677

The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio, and the non-cash collateral represents a U.S. Treasury Note and a U.S. Treasury Bond at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained two money management organizations (the “Subadvisers”) First Trust Advisors L.P. (“First Trust”) which is independent of the Manager, and Pacific Investment Management Company LLC (“PIMCO”) which is an affiliate of the Manager, to make investment decisions on behalf of the Fund. Pursuant to separate subadvisory agreements between the Manager and First Trust and between the Manager and PIMCO, First Trust and PIMCO provide investment advisory services as the Subadvisers for the Fund subject to the general

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadvisers are entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of Fund is 0.89%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL TargetPLUS Balanced Fund	0.52%	0.89%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2010	12/31/2011
AZL TargetPLUS Balanced Fund	$19,255	$25,510

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $258 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $16 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

		Securities
	Investments	Sold Short and	Other Financial
Valuation Inputs	in Securities	Written Options	Instruments*
Level 1—Quoted Prices	$16,444,901	$(3,219)	$11,198
Level 2—Other Significant Observable Inputs	16,688,689	(532,068)	(140,814)
Level 3—Significant Unobservable Inputs	—	—	—

Total	$33,133,590	$(535,287)	$(129,616)

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL TargetPLUS Balanced Fund	$13,424,624	$2,340,827

For the period ended June 30, 2008, purchases and sales on long-term U.S. Government Securities were as follows:

	Purchases	Sales
AZL TargetPLUS Balanced Fund	$3,952,598	$2,219,667

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Balanced Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

illiquid. At June 30, 2008, the Fund held restricted securities representing 0.1% of net assets all of which have been deemed illiquid. The restricted securities held as of June 30, 2008 are identified below:

			Shares or
	Acquisition	Acquisition	Principal
Security	Date	Cost	Amount	Fair Value
Receive 6-month EUR-LIBOR Floating Rate Index, Srike @ 4.18, Exp. 4/2/09	12/04/2007	$18,307	250	$5,813
Receive 3-month USD-LIBOR Floating Rate Index, Srike @ 4.25, Exp. 7/7/09	12/10/2007	30,923	310	31,503

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL TargetPLUS Balanced Fund	$175,297	$10,254	$185,551

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

Total
			Accumulated		Accumulated
	Undistributed	Accumulated	Capital and	Unrealized	Earnings
	Ordinary Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL TargetPLUS Balanced Fund	$—	$—	$(62,886)	$(47,634)	$(110,520)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

24

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL TargetPLUSSM Equity Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL TargetPLUS Equity Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL TargetPLUS Equity Fund	$1,000.00	$862.80	$3.57	0.77%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL TargetPLUS Equity Fund	$1,000.00	$1,021.03	$3.87	0.77%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL TargetPLUS Equity Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Aerospace & Defense	2.9%
Auto Components	2.2
Automobiles	2.9
Capital Markets	1.3
Chemicals	11.2
Commercial Banks	6.8
Commercial Services & Supplies	0.5
Communications Equipment	2.7
Computers & Peripherals	2.2
Construction & Engineering	1.5
Diversified Financial Services	2.5
Diversified Telecommunication Services	6.3
Electric Utilities	3.4
Electronic Equipment & Instruments	0.4
Energy Equipment & Services	4.3
Food Products	1.4
Health Care Equipment & Supplies	1.5
Health Care Providers & Services	1.7
Hotels, Restaurants & Leisure	1.3
Household Durables	6.5
Industrial Conglomerates	2.6
Insurance	1.6
Internet & Catalog Retail	0.3
Internet Software & Services	1.0
IT Services	1.3
Machinery	0.1
Metals & Mining	5.1
Multi-Utilities	3.7
Oil, Gas & Consumable Fuels	7.2
Paper & Forest Products	0.9
Pharmaceuticals	1.1
Semiconductors & Semiconductor Equipment	1.0
Software	1.2
Specialty Retail	1.3
Textiles, Apparel & Luxury Goods	1.4
Thrifts & Mortgage Finance	2.6
Tobacco	1.0
Wireless Telecommunication Services	2.4
Rights	0.0
Short-Term Investments	32.1

131.4%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.3%):
Aerospace & Defense (2.9%):

96,013	Taser International, Inc.*†	$479,105
8,492	Precision Castparts Corp.	818,374
5,131	Cubic Corp.†	114,318
84,232	DynCorp International, Inc., Class A*	1,276,115

		2,687,912

Auto Components (2.2%):

58,572	Superior Industries International, Inc.†	988,696
230,154	GKN plc	1,020,097

		2,008,793

Automobiles (2.9%):

25,216	Honda Motor Co., Ltd., ADR†	858,100
7,632	Toyota Motor Corp., SP ADR†	717,408
8,537	DaimlerChrysler AG†	526,477
49,796	General Motors Corp.†	572,654

		2,674,639

Capital Markets (1.3%):

6,588	Deutsche Bank AG†	562,286
14,265	Credit Suisse Group, SP ADR	646,347

		1,208,633

Chemicals (11.2%):

31,636	Koppers Holdings, Inc.	1,324,599
23,554	Mosaic Co., Inc.*	3,408,264
7,639	Penford Corp.	113,668
13,910	Potash Corp. of Saskatchewan, Inc.	3,179,409
57,354	RPM International, Inc.	1,181,493
39,044	Sensient Technologies Corp.†	1,099,479

		10,306,912

Commercial Banks (6.8%):

10,272	HSBC Holdings plc, SP ADR†	787,862
12,008	Kookmin Bank, ADR†	702,588
575,000	BOC Hong Kong Holdings, Ltd.	1,520,772
19,284	Barclays plc, ADR†	446,424
24,160	Comerica, Inc.†	619,221
42,267	KeyCorp	464,092
26,059	Wachovia Corp.†	404,696
92,261	Royal Bank of Scotland plc, SP ADR†	395,800
19,854	Allied Irish Banks plc, SP ADR†	611,305
69,212	Colonial Bancgroup, Inc.†	305,917

		6,258,677

Commercial Services & Supplies (0.5%):

26,071	GeoEye, Inc.*†	461,718

		461,718

Communications Equipment (2.7%):

13,209	Research In Motion, Ltd.*	1,544,132
40,288	Nokia Oyj	987,056

		2,531,188

Computers & Peripherals (2.2%):

49,201	Novatel Wireless, Inc.*†	547,607
8,749	Apple, Inc.*	1,464,933

		2,012,540

Construction & Engineering (1.5%):

40,476	Perini Corp.*	1,337,732

		1,337,732

Diversified Financial Services (2.5%):

24,625	JP Morgan Chase & Co.	844,884
44,383	Citigroup, Inc.	743,859
22,288	ING Groep NV, ADR†	703,186

		2,291,929

Diversified Telecommunication Services (6.3%):

37,685	AT&T, Inc.	1,269,608
248,324	BT Group plc	986,930
38,285	Nippon Telegraph & Telephone Corp., ADR	930,325
2,455,000	PCCW, Ltd.	1,484,611
38,646	Deutsche Telekom AG, ADR†	632,635
26,904	Telecom Italia SPA, ADR†	537,004

		5,841,113

Electric Utilities (3.4%):

34,047	Northeast Utilities	869,220
281,000	Hongkong Electric Holdings, Ltd.	1,679,372
40,831	Korea Electric Power Corp., ADR†	593,274

		3,141,866

Electronic Equipment & Instruments (0.4%):

8,170	FLIR Systems, Inc.*†	331,457

		331,457

Energy Equipment & Services (4.3%):

39,351	Matrix Service Co.*	907,434
13,154	Cameron International Corp.*	728,074
23,186	National-Oilwell Varco, Inc.*	2,057,062
1,792	Core Laboratories NV*†	255,091

		3,947,661

Food Products (1.4%):

158,327	Tate & Lyle plc	1,251,233

		1,251,233

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Health Care Equipment & Supplies (1.5%):

2,329	Intuitive Surgical, Inc.*	$627,433
32,401	Abaxis, Inc.*†	781,836

		1,409,269

Health Care Providers & Services (1.7%):

63,572	Sun Healthcare Group, Inc.*	851,229
78,787	Alliance Imaging, Inc.*†	683,083

		1,534,312

Hotels, Restaurants & Leisure (1.3%):

232,614	Ladbrokes plc	1,181,259

		1,181,259

Household Durables (6.5%):

161,925	La-Z-Boy, Inc.†	1,238,726
93,142	Tupperware Brands Corp.	3,187,319
15,201	Garmin, Ltd.†	651,211
40,928	Matsushita Electric Industrial Co., Ltd., ADR	876,678
7,599	Tempur-Pedic International, Inc.†	59,348

		6,013,282

Industrial Conglomerates (2.6%):

12,958	McDermott International, Inc.*	801,971
381,000	Cheung Kong Infrastructure Holdings, Ltd.†	1,611,100

		2,413,071

Insurance (1.6%):

48,634	AEGON NV	637,592
17,705	Lincoln National Corp.	802,390

		1,439,982

Internet & Catalog Retail (0.3%):

2,378	Priceline.com, Inc.*†	274,564

		274,564

Internet Software & Services (1.0%):

64,939	DealerTrack Holdings, Inc.*†	916,289

		916,289

IT Services (1.3%):

567,312	LogicaCMG plc	1,218,126

		1,218,126

Machinery (0.1%):

3,341	Dynamic Materials Corp.†	110,086

		110,086

Metals & Mining (5.1%):

14,683	Southern Copper Corp.†	1,565,648
5,527	AMCOL International Corp.†	157,299
11,834	ArcelorMittal, Class A†	1,172,394
21,370	BHP Billiton, Ltd., SP ADR†	1,820,510

		4,715,851

Multi-Utilities (3.7%):

58,831	NiSource, Inc.	1,054,252
48,634	PNM Resources, Inc.†	581,663
25,936	Black Hills Corp.†	831,508
22,171	DTE Energy Co.	940,937

		3,408,360

Oil, Gas & Consumable Fuels (7.2%):

17,398	Petro-Canada	969,939
12,150	ENI SPA, ADR	901,895
13,140	EnCana Corp.	1,194,820
23,512	Repsol YPF SA, ADR†	923,316
50,259	Arena Resources, Inc.*†	2,654,680

		6,644,650

Paper & Forest Products (0.9%):

33,156	MeadWestvaco Corp.	790,439

		790,439

Pharmaceuticals (1.1%):

60,726	Pfizer, Inc.	1,060,883

		1,060,883

Semiconductors & Semiconductor Equipment (1.0%):

3,284	Sigma Designs, Inc.*†	45,615
9,460	Cypress Semiconductor Corp.*†	234,135
32,932	NVIDIA Corp.*	616,487

		896,237

Software (1.2%):

47,516	Radiant Systems, Inc.*†	509,847
45,200	Epiq Systems, Inc.*†	641,840

		1,151,687

Specialty Retail (1.3%):

51,404	Home Depot, Inc.	1,203,882

		1,203,882

Textiles, Apparel & Luxury Goods (1.4%):

447,000	Yue Yuen Industrial Holdings, Ltd.	1,060,446
1,507	Deckers Outdoor Corp.*†	209,775

		1,270,221

Thrifts & Mortgage Finance (2.6%):

59,417	New York Community Bancorp, Inc.†	1,059,999
64,056	People’s United Financial, Inc.	999,274
59,680	Washington Mutual, Inc.†	294,222

		2,353,495

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Tobacco (1.0%):

20,215	Universal Corp.†	$914,122

		914,122

Wireless Telecommunication Services (2.4%):

22,930	Vodafone Group plc, ADR	675,518
53,079	NTT DoCoMo, Inc., ADR†	774,952
38,909	China Unicom, Ltd., ADR†	720,595

		2,171,065

Total Common Stocks (Cost $104,841,140)		91,385,135
Rights (0.0%):
Commercial Banks (0.0%):

4,199	Barclays plc, ADR*	—

Total Rights (Cost $—)		—

Collateral for Securities on Loan (32.1%):
29,579,927	Northern Trust Liquid Institutional Asset Portfolio	29,579,927

Total Collateral for Securities on Loan (Cost $29,579,927)		29,579,927

Total Investment Securities (Cost $134,421,067)(a) 131.4%		120,965,062
Net other assets (liabilities) (31.4)%		(28,901,238)

Net Assets 100.0%		$92,063,824

Percentages indicated are based on net assets as of June 30, 2008.

†	All or a portion of security is loaned as of June 30, 2008.

*	Non-income producing security

ADR—American Depository Receipt

PLC—Public Liability Co.

SPA—Standby Purchase Agreement

(a)	Cost for federal income tax purposes is $136,300,284. The gross unrealized appreciation/(depreciation) on a tax basis as follows:

Unrealized appreciation	$6,727,444
Unrealized depreciation	(22,062,666)

Net unrealized depreciation	$(15,335,222)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United States	55.3%
Hong Kong	8.8%
United Kingdom	8.3%
Canada	7.5%
Japan	4.6%
Netherlands	3.5%
Australia	2.0%
Germany	1.9%
Italy	1.6%
Korea	1.4%
Finland	1.1%
Spain	1.0%
Panama	0.9%
Cayman Islands	0.7%
Switzerland	0.7%
Ireland	0.7%

Total	100.0%

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL
TargetPLUS
Equity Fund

Assets:
Investment securities, at cost	$134,421,067

Investment securities, at value*	$120,965,062
Interest and dividends receivable	104,470
Receivable for investments sold	1,267,747
Prepaid expenses	450

Total Assets	122,337,729

Liabilities:
Cash overdraft	590,421
Payable for capital shares redeemed	25,405
Payable for return of collateral received	29,579,927
Manager fees payable	22,315
Administration fees payable	3,438
Distribution fees payable	19,900
Administrative and compliance services fees payable	673
Trustee fees payable	8
Other accrued liabilities	31,818

Total Liabilities	30,273,905

Net Assets	$92,063,824

Net Assets Consist of:
Capital	$107,522,501
Accumulated net investment income/(loss)	1,182,105
Accumulated net realized gains/(losses) from investment transactions	(3,184,777)
Net unrealized appreciation/(depreciation) on investments	(13,456,005)

Net Assets	$92,063,824

Shares of beneficial interest (unlimited number of shares authorized, no par value)	10,097,996
Net Asset Value (offering and redemption price per share)	$9.12

*	Includes securities on loan of $28,562,507.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL
TargetPLUS
Equity Fund

Investment Income:
Interest	$5,907
Dividends	1,374,955
Income from securities lending	116,538

Total Investment Income	1,497,400

Expenses:
Manager fees	257,522
Administration fees	19,684
Distribution fees	107,301
Custodian fees	54,854
Administrative and compliance service fees	1,346
Trustees’ fees	3,099
Professional fees	6,415
Shareholder reports	7,622
Other expenses	12,021

Total expenses before reductions	469,864
Less expenses waived/reimbursed by the Manager	(130,793)
Less expenses paid indirectly	(10,632)

Net expenses	328,439

Net Investment Income/(Loss)	1,168,961

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(1,141,986)
Change in unrealized appreciation/(depreciation) on investments	(13,373,063)

Net Realized/Unrealized Gains/(Losses) on Investments	(14,515,049)

Change in Net Assets Resulting from Operations	$(13,346,088)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL TargetPLUS
	Equity Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,168,961	$679,645
Net realized gains/(losses) on investment transactions	(1,141,986)	(1,879,783)
Change in unrealized appreciation/(depreciation) on investments	(13,373,063)	(80,806)

Change in net assets resulting from operations	(13,346,088)	(1,280,944)

Dividends to Shareholders:
From net investment income	—	(673,028)
From net realized gains on investments	—	(162,220)

Change in net assets resulting from dividends to shareholders	—	(835,248)

Capital Transactions:
Proceeds from shares issued	29,663,190	101,093,157
Proceeds from dividends reinvested	—	835,248
Value of shares redeemed	(10,320,025)	(13,993,411)

Change in net assets resulting from capital transactions	19,343,165	87,934,994

Change in net assets	5,997,077	85,818,802
Net Assets:
Beginning of period	86,066,747	247,945

End of period	$92,063,824	$86,066,747

Accumulated net investment income/(loss)	$1,182,105	$13,144

Share Transactions:
Shares issued	3,025,133	9,371,464
Dividends reinvested	—	78,723
Shares redeemed	(1,070,780)	(1,331,544)

Change in shares	1,954,353	8,118,643

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months		December 27,
	Ended	Year Ended	2006 to
	June 30,	December 31,	December 31,
	2008	2007	2006(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.57	$9.92	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.12	0.08	— (b)
Net Realized and Unrealized Gains/(Losses) on Investments	(1.57)	0.67	(0.08)

Total from Investment Activities	(1.45)	0.75	(0.08)

Dividends to Shareholders From:
Net Investment Income	—	(0.08)	—
Net Realized Gains	—	(0.02)	—

Total Dividends	—	(0.10)	—

Net Asset Value, End of Period	$9.12	$10.57	$9.92

Total Return(c) (d)	(13.72)%	7.60%	(0.80)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$92,064	$86,067	$248
Net Investment Income/(Loss)(e)	2.73%	1.54%	2.98%
Expenses Before Reductions(e) (f)	1.10%	1.14%	0.97%
Expenses Net of Reductions(e)	0.77%	0.79%	0.79%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e) (g)	0.79%	N/A	N/A
Portfolio Turnover Rate(d)	6.23%	154.12%	—%

(a)	Period from commencement of operations.

(b)	Amount less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL TargetPLUS Equity Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL TargetPLUS Equity Fund	$29,585,418	$28,562,507

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio, and the non-cash collateral represented U.S. Treasury Bonds at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and First Trust Advisors L.P. (“First Trust”), First Trust provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 0.79%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL TargetPLUS Equity Fund	0.60%	0.79%

*	The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.45% through April 30, 2009.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

	Expires	Expires	Expires
	12/31/2009	12/31/2010	12/31/2011
AZL TargetPLUS Equity Fund	$1	$89,552	$66,412

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $1,499 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$107,951,115	$—
Level 2—Other Significant Observable Inputs	13,013,947	—
Level 3—Significant Unobservable Inputs	—	—

Total	$120,965,062	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Equity Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL TargetPLUS Equity Fund	$26,365,212	$5,317,838

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL TargetPLUS Equity Fund	$835,248	$—	$835,248

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL TargetPLUS Equity Fund	$13,080	$13,080	$(1,340,213)	$(785,456)	$(2,112,589)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL TargetPLUSSM Growth Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statement of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL TargetPLUS Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL TargetPLUS Growth Fund	$1,000.00	$888.20	$3.99	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL TargetPLUS Growth Fund	$1,000.00	$1,020.64	$4.27	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL TargetPLUS Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Aerospace & Defense	2.4%
Auto Components	1.8
Automobiles	2.4
Capital Markets	1.1
Chemicals	9.2
Commercial Banks	5.6
Commercial Services & Supplies	0.4
Communications Equipment	2.3
Computers & Peripherals	1.8
Construction & Engineering	1.2
Diversified Financial Services	2.1
Diversified Telecommunication Services	5.2
Electric Utilities	2.8
Electronic Equipment & Instruments	0.3
Energy Equipment & Services	3.5
Food Products	1.1
Health Care Equipment & Supplies	1.3
Health Care Providers & Services	1.4
Hotels, Restaurants & Leisure	1.0
Household Durables	5.2
Industrial Conglomerates	2.1
Insurance	1.3
Internet & Catalog Retail	0.2
Internet Software & Services	0.8
IT Services	1.1
Machinery	0.1
Metals & Mining	4.2
Multi-Utilities	3.0
Oil, Gas & Consumable Fuels	5.9
Paper & Forest Products	0.7
Pharmaceuticals	1.0
Semiconductors & Semiconductor Equipment	0.8
Software	1.0
Specialty Retail	1.1
Textiles, Apparel & Luxury Goods	1.1
Thrifts & Mortgage Finance	2.1
Tobacco	0.8
Wireless Telecommunication Services	1.9
U.S. Government Agency Mortgages	9.8
U.S. Treasury Obligations	0.5
Air Freight & Logistics	0.1
Commercial Banks	0.7
Diversified Consumer Services	0.7
Diversified Financial Services	0.5
Diversified Telecommunication Services	0.1
Electric Utilities	0.2
Electronic Equipment & Instruments	0.1
Insurance	0.1
Media	0.4
Pharmaceuticals	0.1
Commercial Banks	2.7
Diversified Financial Services	3.9
Municipal Bonds	0.1
Purchased Call Options	0.1
Purchased Put Options	0.0
Rights	0.0
Short-Term Investments	29.3
Open Foreign Currency Exchange Contracts	0.0
Futures Contracts	0.0
SWAPS	−0.2
Written Options	−0.1

130.4%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (81.3%):
Aerospace & Defense (2.4%):

3,277	Cubic Corp.†	$73,012
53,722	DynCorp International, Inc., Class A*	813,888
5,417	Precision Castparts Corp.	522,036
61,238	Taser International, Inc.*†	305,578

		1,714,514

Auto Components (1.8%):

144,429	GKN plc	640,143
37,359	Superior Industries International, Inc.†	630,620

		1,270,763

Automobiles (2.4%):

5,441	DaimlerChrysler AG†	335,546
31,759	General Motors Corp.†	365,228
16,085	Honda Motor Co., Ltd., ADR†	547,373
4,869	Toyota Motor Corp., SP ADR†	457,686

		1,705,833

Capital Markets (1.1%):

9,099	Credit Suisse Group, SP ADR†	412,276
4,204	Deutsche Bank AG†	358,811

		771,087

Chemicals (9.2%):

20,175	Koppers Holdings, Inc.†	844,727
15,022	Mosaic Co., Inc.*	2,173,684
4,873	Penford Corp.	72,510
8,874	Potash Corp. of Saskatchewan, Inc.	2,028,330
36,581	RPM International, Inc.	753,569
24,900	Sensient Technologies Corp.†	701,184

		6,574,004

Commercial Banks (5.6%):

12,665	Allied Irish Banks plc, SP ADR†	389,955
12,300	Barclays plc, ADR†	284,745
357,000	BOC Hong Kong Holdings, Ltd.	944,201
44,141	Colonial Bancgroup, Inc.†	195,103
15,409	Comerica, Inc.†	394,933
6,552	HSBC Holdings plc, SP ADR†	502,538
26,958	KeyCorp	295,999
7,660	Kookmin Bank, ADR†	448,187
58,844	Royal Bank of Scotland plc, SP ADR†	252,441
16,617	Wachovia Corp.†	258,062

		3,966,164

Commercial Services & Supplies (0.4%):

16,625	GeoEye, Inc.*†	294,429

Communications Equipment (2.3%):

25,695	Nokia Oyj†	629,527
8,422	Research In Motion, Ltd.*	984,532

		1,614,059

Computers & Peripherals (1.8%):

5,577	Apple, Inc.*	933,813
31,383	Novatel Wireless, Inc.*†	349,293

		1,283,106

Construction & Engineering (1.2%):

25,817	Perini Corp.*†	853,252

Diversified Financial Services (2.1%):

28,308	Citigroup, Inc.	474,442
14,216	ING Groep NV, ADR†	448,515
15,706	JP Morgan Chase & Co.	538,873

		1,461,830

Diversified Telecommunication Services (5.2%):

24,033	AT&T, Inc.	809,672
155,832	BT Group plc	619,333
24,647	Deutsche Telekom AG, ADR†	403,471
24,417	Nippon Telegraph & Telephone Corp., ADR	593,333
1,525,000	PCCW, Ltd.	922,213
17,162	Telecom Italia SPA, ADR	342,553

		3,690,575

Electric Utilities (2.8%):

175,000	Hongkong Electric Holdings, Ltd.	1,045,872
26,040	Korea Electric Power Corp., ADR†	378,361
21,713	Northeast Utilities	554,333

		1,978,566

Electronic Equipment & Instruments (0.3%):

5,210	FLIR Systems, Inc.*†	211,370

Energy Equipment & Services (3.5%):

8,387	Cameron International Corp.*	464,221
1,144	Core Laboratories NV*†	162,848
25,098	Matrix Service Co.*†	578,760
14,789	National-Oilwell Varco, Inc.*	1,312,080

		2,517,909

Food Products (1.1%):

99,354	Tate & Lyle plc	785,179

Health Care Equipment & Supplies (1.3%):

20,665	Abaxis, Inc.*†	498,647
1,488	Intuitive Surgical, Inc.*	400,867

		899,514

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Health Care Providers & Services (1.4%):

50,249	Alliance Imaging, Inc.*†	$435,659
40,548	Sun Healthcare Group, Inc.*	542,937

		978,596

Hotels, Restaurants & Leisure (1.0%):

145,972	Ladbrokes plc	741,274

Household Durables (5.2%):

9,692	Garmin, Ltd.†	415,205
85,356	La-Z-Boy, Inc.†	652,974
26,103	Matsushita Electric Industrial Co., Ltd., ADR†	559,126
4,845	Tempur-Pedic International, Inc.†	37,840
59,406	Tupperware Brands Corp.	2,032,873

		3,698,018

Industrial Conglomerates (2.1%):

237,000	Cheung Kong Infrastructure Holdings, Ltd.†	1,002,180
8,264	McDermott International, Inc.*	511,459

		1,513,639

Insurance (1.3%):

31,022	AEGON NV	406,698
11,292	Lincoln National Corp.	511,754

		918,452

Internet & Catalog Retail (0.2%):

1,515	Priceline.com, Inc.*†	174,922

Internet Software & Services (0.8%):

41,417	DealerTrack Holdings, Inc.*†	584,394

IT Services (1.1%):

356,011	LogicaCMG plc	764,423

Machinery (0.1%):

2,132	Dynamic Materials Corp.†	70,249

Metals & Mining (4.2%):

3,526	AMCOL International Corp.†	100,350
7,548	ArcelorMittal, Class A†	747,780
13,627	BHP Billiton, Ltd., SP ADR†	1,160,884
9,362	Southern Copper Corp.†	998,270

		3,007,284

Multi-Utilities (3.0%):

16,543	Black Hills Corp.†	530,369
14,140	DTE Energy Co.	600,102
37,521	NiSource, Inc.†	672,376
31,022	PNM Resources, Inc.†	371,023

		2,173,870

Oil, Gas & Consumable Fuels (5.9%):

32,056	Arena Resources, Inc.*	1,693,198
8,381	EnCana Corp.	762,085
7,748	ENI SPA, ADR	575,134
11,099	Petro-Canada	618,769
14,997	Repsol YPF SA, ADR†	588,932

		4,238,118

Paper & Forest Products (0.7%):

21,143	MeadWestvaco Corp.	504,049

Pharmaceuticals (1.0%):

38,731	Pfizer, Inc.	676,631

Semiconductors & Semiconductor Equipment (0.8%):

6,033	Cypress Semiconductor Corp.*†	149,317
21,004	NVIDIA Corp.*	393,195
2,094	Sigma Designs, Inc.*†	29,085

		571,597

Software (1.0%):

28,826	Epiq Systems, Inc.*†	409,329
30,304	Radiant Systems, Inc.*†	325,162

		734,491

Specialty Retail (1.1%):

32,788	Home Depot, Inc.	767,895

Textiles, Apparel & Luxury Goods (1.1%):

965	Deckers Outdoor Corp.*†	134,328
278,000	Yue Yuen Industrial Holdings, Ltd.	659,517

		793,845

Thrifts & Mortgage Finance (2.1%):

37,894	New York Community Bancorp, Inc.†	676,029
40,854	People’s United Financial, Inc.	637,323
38,066	Washington Mutual, Inc.†	187,665

		1,501,017

Tobacco (0.8%):

12,892	Universal Corp.†	582,976

Wireless Telecommunication Services (1.9%):

24,452	China Unicom, Ltd., ADR†	452,851
33,856	NTT DoCoMo, Inc., ADR†	494,298
14,624	Vodafone Group plc, ADR	430,823

		1,377,972

Total Common Stocks (Cost $64,937,611)		57,965,866

U.S. Government Agency Mortgages (9.8%):
Federal Home Loan Bank (3.1%)

$400,000	2.17%, 7/2/08(a)	$399,976
500,000	2.24%, 7/11/08(a)	499,701
100,000	2.24%, 7/16/08(a)	99,910

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Bank, continued

$1,200,000	2.35%, 9/10/08(a)	$1,194,468

		2,194,055

Federal Home Loan Mortgage Corporation (1.0%)

200,000	2.13%, 7/21/08(a)	199,813
500,000	5.25%, 1/12/09	506,605

		706,418

Federal National Mortgage Association (5.7%):

495,353	5.50%, 1/1/37	489,771
487,744	5.00%, 3/1/37	467,988
189,094	5.50%, 5/1/37	186,628
1,500,000	6.00%, 7/15/37, TBA	1,513,125
468,879	5.50%, 10/1/37	462,763
463,696	5.50%, 12/1/37	457,648
500,000	5.50%, 2/1/38	493,594

		4,071,517

Total U.S. Government Agency Mortgages (Cost $6,977,451)		6,971,990

U.S. Treasury Obligations (0.5%):
U.S. Treasury Notes (0.1%)

100,000	3.13%, 4/30/13†	99,164
50,000	8.13%, 8/15/21†	68,309
50,000	2.00%, 1/15/26†	53,657
150,000	5.25%, 11/15/28†	162,597

Total U.S. Treasury Obligations (Cost $389,902)		383,727

Corporate Bonds (3.0%):
Air Freight & Logistics (0.1%):

35,000	First Data Corp., 9.88%, 9/24/15(c)	30,450

Commercial Banks (0.7%):

100,000	Bank of America Corp., 8.00%, 12/29/49	93,687
100,000	Barclays Bank plc, 2.83%, 8/10/09(b)	99,469
100,000	Barclays Bank plc, 7.43%, 9/29/49(b) (c)	93,798
100,000	Citigroup Funding, Inc., 3.82%, 5/7/10(b)	99,217
100,000	UBS AG Stamford CT, 5.88%, 12/20/17	97,275
20,000	Wells Fargo Co., 5.25%, 10/23/12	20,112

		503,558

Diversified Consumer Services (0.7%):

100,000	American Express Credit Co., Series C, 5.88%, 5/2/13	99,417
100,000	American International Group, 5.85%, 1/16/18 , MTN	93,685
25,000	Bear Stearns Co., Inc., 6.40%, 10/2/17	24,705
20,000	General Electric Capital Corp., 5.25%, 10/19/12	20,195
100,000	John Deere Capital Corp., 3.54%, 6/10/11(b)	99,887
100,000	National Rural Utilities, 4.75%, 3/1/14†	96,726
25,000	Petrobras International Finance, Inc., 5.88%, 3/1/18†	24,049

		458,664

Diversified Financial Services (0.5%):

100,000	Citigroup, Inc., 6.13%, 11/21/17	95,970
98,321	Citigroup, Inc., 8.40%, 4/29/49	93,465
25,000	General Electric Capital Corp., 5.88%, 1/14/38	22,657
100,000	Goldman Sachs Group, Inc., 5.95%, 1/18/18	95,996
25,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	22,868

		330,956

Diversified Telecommunication Services (0.1%):

100,000	AT&T, Inc., 6.30%, 1/15/38	94,476

Electric Utilities (0.2%):

100,000	Southern Cal Edison, 5.00%, 1/15/14	99,626

Electronic Equipment & Instruments (0.1%):

100,000	General Electric Co., 5.25%, 12/6/17	96,133

Insurance (0.1%):

100,000	American International Group, 8.18%, 5/15/58(c)	94,111

Media (0.4%):

200,000	Rogers Communications, 6.75%, 3/15/15	203,980
100,000	Time Warner Cable, Inc., 5.40%, 7/2/12	98,990

		302,970

Pharmaceuticals (0.1%):

100,000	Amgen, Inc., 5.85%, 6/1/17†	98,497

Total Corporate Bonds (Cost $2,150,055)		2,109,441

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued

Commercial Paper (6.6%):
Commercial Banks (2.7%):

$300,000	Bank of Scotland plc, 2.68%, 8/6/08(a)	$299,199
100,000	Barclays U.S. Funding Corp., 2.70%, 8/1/08(a)	99,773
100,000	Barclays U.S. Funding Corp., 2.86%, 9/4/08(a)	99,508
200,000	BNP Paribas, Inc., 2.61%, 8/1/08(a)	199,546
400,000	CBA Delaware Finance, Inc., 2.72%, 9/10/08(a)	397,824
200,000	Societe Generale, 2.76%, 8/6/08(a)	199,472
200,000	Societe Generale, 2.87%, 9/12/08(a)	198,878
400,000	Svenska Handelsbank, 2.50%, 8/5/08(a)	398,972

		1,893,172

Diversified Financial Services (3.9%):

200,000	ABN AMRO NA Finance, Inc., 2.48%, 7/28/08(a)	199,604
100,000	Bank of America Corp., 2.58%, 7/7/08(a)	99,951
200,000	BNP Paribas, Inc., 2.56%, 7/31/08(a)	199,560
300,000	Calyon NA, 2.50%, 7/8/08(a)	299,832
400,000	ING U.S. Funding, 2.57%, 7/7/08(a)	399,804
400,000	Nordea NA, 2.35%, 7/8/08(a)	399,776
400,000	Rabobank USA Finance Corp., 2.67%, 9/29/08(a)	397,203
200,000	Santander Central Hispano International, Ltd., 2.62%, 8/8/08(a)	199,436
200,000	UBS Financial (De) LLC, 2.89%, 9/25/08	198,648
200,000	Unicredit Delaware, Inc., 2.76%, 7/14/08(a)	199,804
200,000	Unicredit Delaware, Inc., 2.89%, 9/11/08(a)	198,892

		2,792,510

Total Commercial Paper (Cost $4,685,818)		4,685,682
Shares or
Principal		Fair
Amount		Value
Municipal Bonds (0.1%):
California (0.1%):

$100,000	Los Angeles Department of Water & Power Revenue, Series A-1	$100,431
Total Municipal Bonds (Cost $103,513)		100,431

Collateral for securities on Loan (28.4%):

20,255,048	Northern Trust Liquid Institutional Asset Portfolio	20,255,048

Total Collateral For Securities On Loan (Cost $20,255,048)		20,255,048

Deposit Account (0.9%):
Commercial Banks (0.9%):

654,750	NTRS London Deposit Account	654,750

Total Deposit Account (Cost $654,750)		654,750

Purchased Call Options (0.1%):
7	2 Year U.S. Treasury Note Future, Call @ 111, Exp. 8/25/08	109
380	Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 4.25, Exp. 7/7/09(d)	38,616
140	Receive 6-Month EUR-LIBOR Floating Rate Index, Strike @ 4.18, Exp. 4/21/09(d)	3,256
8	5 Year U.S. Treasury Note Future, Call @ 1225, Exp. 8/25/08	62

Total Purchased Call Options (Cost $50,178)		42,043

Put Options Purchased (0.0%):
8	10 Year U.S. Treasury Note Future, Put @ 92, Exp. 8/25/08	125
60	Federal National Mortgage Association, 5.50%, Put @ 89, Exp. 7/7/08	—
100	Federal National Mortgage Association, 6.00%, Put @ 88, Exp. 9/4/08	37

Total Put Options Purchased (Cost $332)		162

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued

Right (0.0%):
Commercial Banks (0.0%):

$2,635	Barclays plc, ADR*	$—

Total Right (Cost $0)		—

Total Investment Securities (Cost $100,204,658)(e) 130.7%		93,169,140
Net other assets (liabilities) (30.7)%		(21,861,376)

Net Assets 100.0%		$71,307,764

Percentages indicated are based on net assets as of June 30, 2008.

†	All or a portion of security is loaned as of June 30, 2008.

*	Non-income producing security

Investment securities are segregated as collateral, the aggregate fair value of these securities is $11,139,151.

ADR—American Depository Receipt

LIBOR—Represents the London InterBank Offered Rate

LLC— Limited Liability Co.

PLC—Public Liability Co.

SPA—Standby Purchase Agreement

TBA—To be announced. Represents 2.1% of the Fund’s net assets.

(a)	The rate presented represents the effective yield at June 30, 2008.

(b)	Variable rate security. The rate presented represents the rate in effect at June 30, 2008. The date presented represents the final maturity date.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2008 these securities represent 0.1% of the net assets of the Fund.

(e)	Cost for federal income tax purposes is $100,691,190. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$2,946,518
Unrealized depreciation	(10,468,568)

Net unrealized depreciation	$(7,522,050)

continued

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

The following represents the concentrations by country of risk (base on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United States	65.7%
United Kingdom	8.2%
Hong Kong	6.2%
Canada	5.4%
Japan	3.3%
Netherlands	2.5%
Germany	1.6%
Australia	1.4%
Italy	1.1%
Republic of Korea	1.0%
Finland	0.8%
Spain	0.7%
Panama	0.6%
Cayman Islands	0.5%
Switzerland	0.5%
Ireland	0.5%

100.0%

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

As of June 30, 2008 the Fund’s open currency contracts were as followed:

				Unrealized
	Delivery	Contract		Appreciation/
Short	Date	Amount	Fair Value	(Depreciation)
Delivered 89,000 Euro Dollar in exchange for U.S. Dollars	7/24/2008	$(138,517)	$(139,930)	$(1,413)
Delivered 43,000 British Sterling Pound in exchange for U.S. Dollars	8/11/2008	$(84,890)	$(85,350)	(460)
Delivered 18,025 Brazilian Real in exchange for U.S. Dollars	12/2/2008	$(10,000)	$(10,838)	(838)
Delivered 98,294 Brazilian Real in exchange for U.S. Dollars	7/2/2008	$(59,379)	$(61,335)	(1,956)
Delivered 323,796 Mexican Peso in exchange for U.S. Dollars	7/10/2008	$(29,188)	$(31,352)	(2,164)
Delivered 27,179 Polish Zloty in exchange for U.S. Dollars	7/10/2008	$(11,388)	$(12,754)	(1,366)
Delivered 78,617 New Romanian Leu in exchange for U.S. Dollars	1/28/2009	$(29,068)	$(32,469)	(3,401)
Delivered 355,191 South African Rand in exchange for U.S. Dollars	7/10/2008	$(47,258)	$(45,289)	1,969
Delivered 355,191 South African Rand in exchange for U.S. Dollars	12/10/2008	$(42,177)	$(43,462)	(1,285)

Total Short				$(10,914)

				Unrealized
	Delivery	Contract		Appreciation/
Long	Date	Amount	Fair Value	(Depreciation)
Received 98,295 Brazilian Real in exchange for U.S. Dollars	7/2/2008	$54,281	$61,335	$7,054
Received 80,740 Brazilian Real in exchange for U.S. Dollars	12/2/2008	$47,584	$48,545	961
Received 22,398 British Sterling Pound in exchange for U.S. Dollars	7/1/2008	$44,438	$44,608	170
Received 364,100 Chinese Renminbi in exchange for U.S. Dollars	2/11/2009	$55,000	$55,291	291
Received 406,620 Chinese Renminbi in exchange for U.S. Dollars	11/13/2008	$60,000	$60,709	709
Received 183,572 Malaysian Ring in exchange for U.S. Dollars	8/4/2008	$57,000	$56,236	(764)
Received 274,590,000 Indonesian Rupiah in exchange for U.S. Dollars	10/29/2008	$28,843	$29,142	299
Received 4,982,000 Japanese Yen in exchange for U.S. Dollars	7/28/2008	$46,215	$47,004	789
Received 323,796 Mexican Peso in exchange for U.S. Dollars	7/10/2008	$28,841	$31,352	2,511
Received 15,808 Mexican Peso in exchange for U.S. Dollars	11/19/2008	$1,490	$1,502	12
Received 2,069,870 Philippine Peso in exchange for U.S. Dollars	8/22/2008	$51,000	$45,943	(5,057)
Received 27,179 Polish Zloty in exchange for U.S. Dollars	7/10/2008	$9,890	$12,754	2,864
Received 5,065 Polish Zloty in exchange for U.S. Dollars	5/6/2009	$2,244	$2,317	73
Received 252,500 Russian Ruble in exchange for U.S. Dollars	11/19/2008	$10,179	$10,712	533
Received 126,407 Singapore Dollars in exchange for U.S. Dollars	8/28/2008	$90,000	$93,196	3,196
Received 324,474 South African Rand in exchange for U.S. Dollars	12/10/2008	$40,118	$39,703	(415)
Received 355,191 South African Rand in exchange for U.S. Dollars	7/10/2008	$43,932	$45,289	1,357

Total Long				$14,583

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

As of June 30, 2008 the Fund’s open futures contracts were as follows:

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)
2-yr Euro-Schatz September Futures	Short	9/30/2008	(3)	$(541)
90-Day Eurodollar March Futures	Long	3/16/2009	2	638
90-Day Eurodollar June Futures	Long	6/15/2009	1	1,975
90-Day Eurodollar September Futures	Short	9/15/2008	(4)	3,400
90-Day Eurodollar September Futures	Long	9/14/2009	8	11,525
90-Day Eurodollar December Futures	Long	12/15/2008	8	(1,488)
90-Day Eurodollar December Futures	Long	12/14/2009	25	(15,363)
Euribor December Futures	Long	12/15/2009	1	(4,111)
U.S. Treasury 5-Year Note September Futures	Short	9/30/2008	(12)	2,227
Long Gilt Future September 2008	Short	9/30/2008	(1)	3,230
90-Day British Sterling Pound June Futures	Long	6/18/2009	2	(2,270)
90-Day British Sterling Pound September Futures	Long	9/18/2008	2	(3,809)
90-Day British Sterling Pound September Futures	Long	9/18/2009	1	(1,026)
90-Day British Sterling Pound December Futures	Long	12/18/2008	4	(6,465)
Euro-Bond September Futures	Long	9/10/2008	1	(1,197)
U.S. Treasury 2-Year Note September Futures	Short	9/30/2008	(10)	(1,250)
U.S. Treasury 10-Year Note September Futures	Long	9/30/2008	10	6,594
US Long Bond June Futures	Short	9/19/2008	(6)	2,063

Total				$(5,868)

Swap agreements outstanding on June 30, 2008:

Interest Rate Swaps

		Pay/Receive				Unrealized
	Floating	Floating	Fixed	Expiration	Notional	Appreciation/
Counterparty	Rate Index	Rate	Rate	Date	Amount	(Depreciation)
Deutsche Bank	6-Month EUR LIBOR	Pay	5.50%	9/15/2010	$300,000	$363
Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	4.00%	6/17/2010	100,000	191
Goldman Sachs Group	6-Month GBP LIBOR	Receive	4.00%	6/15/2037	100,000	(1,604)
Morgan Stanley Capital Services Inc.	6-Month EUR LIBOR	Pay	5.50%	12/17/2010	100,000	317
Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	5.00%	12/17/2018	2,182,000	6,917
Goldman Sachs Group	6-Month GBP LIBOR	Pay	4.50%	9/17/2011	700,000	(48,995)
Goldman Sachs Group	3-Month USD LIBOR	Receive	5.00%	12/17/2023	100,000	(513)
Barclays Bank PLC	3-Month USD LIBOR	Receive	5.00%	12/17/2023	100,000	(743)
Merrill Lynch Capital Services, Inc.	3-Month USD LIBOR	Receive	5.00%	12/17/2023	100,000	1,441
Royal Bank of Scotland PLC	3-Month USD LIBOR	Receive	4.00%	12/17/2010	400,000	1,910
Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	4.00%	12/17/2013	400,000	(2,465)
Citibank	3-Month USD LIBOR	Pay	4.00%	12/17/2013	100,000	(1,792)
Royal Bank of Scotland PLC	3-Month USD LIBOR	Pay	4.00%	12/17/2013	100,000	(140)
	Brazil Cetip Interbank Deposit Rate
UBS AG	Brazil Cetip Interbank Deposit Rate	Pay	13.85%	1/2/2012	100,000	(79)
Goldman Sachs Group	Brazil Cetip Interbank Deposit Rate	Pay	10.15%	1/2/2012	100,000	(6,526)
Merrill Lynch Capital Services, Inc.	Brazil Cetip Interbank Deposit Rate	Pay	12.54%	1/2/2012	300,000	(10,351)

See accompanying notes to the financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Pay/Receive				Unrealized
	Floating	Floating	Fixed	Expiration	Notional	Appreciation/
Counterparty	Rate Index	Rate	Rate	Date	Amount	(Depreciation)
UBS AG	Brazil Cetip Interbank Deposit Rate	Pay	12.54%	1/2/2012	$100,000	$(2,867)
HSBC Bank USA	South African Johanesburg Interbank	Pay	9.99%	11/9/2010	500,000	(3,301)
Barclays Bank PLC	6-Month EUR LIBOR	Pay	4.00%	9/19/2017	100,000	602
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit Rate	Pay	12.54%	1/2/2012	300,000	(16,357)
UBS AG	6-Month AUD Bank Bill Index	Pay	7.50%	3/15/2011	200,000	(1,962)
Barclays Bank PLC	6-Month EUR LIBOR	Pay	4.50%	6/15/2010	300,000	(8,582)
Morgan Stanley Capital Services Inc.	6-Month GBP LIBOR	Pay	6.00%	9/18/2009	100,000	8,257

Total						$(86,279)

Swap agreements outstanding on June 30, 2008:

Credit Default Swaps

						Unrealized
	Reference	Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)
Royal Bank of Scotland	Deutsche Bank	Sell	0.55%	12/20/2008	$200,000	$186
Deutsche Bank	IG-9 Future	Sell	1.29%	12/20/2012	100,000	1,334
Royal Bank of Scotland	HY-10 Future	Sell	5.00%	12/20/2012	200,000	2,083
Morgan Stanley Capital Services	IG-9 Future	Sell	1.34%	12/20/2012	300,000	4,621
Barclays Bank	HY-10 Future	Sell	5.00%	6/20/2013	200,000	1,583
Credit Suisse	HY-10 Future	Sell	5.00%	6/20/2013	200,000	1,503
Merrill Lynch International	HY-9 Future	Sell	3.75%	12/20/2012	495,000	(3,857)
Bank of America	HY-8 Future	Sell	2.75%	6/20/2012	475,200	(27,208)
Lehman Brothers	Federal Republic of	Sell	1.06%	5/20/2017	300,000	(7,698)
	Brazil
Lehman Brothers	Pemex Project	Sell	0.58%	5/20/2017	150,000	(9,593)
	Funding
Barclays Bank	Gazprom	Sell	0.83%	6/20/2017	75,000	(8,106)
Goldman Sachs	IG-9 Future	Sell	0.60%	12/20/2012	300,000	(2,844)
Morgan Stanley Capital Services	IG-10 Future	Sell	1.55%	6/20/2013	700,000	(8,123)
Barclays Bank	Gazprom	Sell	2.65%	6/20/2013	700,000	3,132
Lehman Brothers	EM-9 Future	Sell	2.65%	6/20/2013	300,000	(92)

Total						$(53,079)

See accompanying notes to the financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Written options outstanding on June 30, 2008:

	Exercise	Expiration	Number of		Fair
	Price	Date	Contracts	Premium	Value
Call
U.S. Treasury 10-Year Note September Futures	116	8/25/2008	(1)	$(310)	$(547)
U.S. Treasury 10-Year Note September Futures	117	8/25/2008	(2)	(1,964)	(688)
Put
U.S. Treasury 10-Year Note September Futures	110	8/23/2008	(1)	(779)	(203)
U.S. Treasury 10-Year Note September Futures	113	8/23/2008	(2)	(2,151)	(1,781)

Options Total				$(5,204)	$(3,219)

Swap option holdings as of June 30, 2008:

Written Swap Options

		Pay/Receive
		Floating	Exercise	Expiration	Number of		Fair
Description	Counterparty	Index	Rate	Date	Contracts	Premium	Value
Call—OTC 7-Year Interest Rate Swap	Deutsche Bank AG	Euro Index	4.44	4/20/2009	(50)	$(12,028)	$(4,390)
Call—OTC 7-Year Interest Rate Swap	Royal Bank of Scotland	Rec—3-month USD-LIBOR	4.9	7/7/2009	(130)	(36,660)	(41,901)

Totals						$(48,688)	$(46,291)

See accompanying notes to the financial statements.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL
TargetPLUS
Growth Fund
Assets:
Investment securities, at cost	$100,204,658

Investment securities, at value*	$93,169,140
Segregated cash for collateral	180,000
Interest and dividends receivable	131,773
Foreign currency, at value (cost $45,287)	45,564
Unrealized appreciation on interest rate swaps	19,998
Unrealized appreciation on credit default swaps	14,442
Swap premiums paid	45,689
Receivable for investments sold	973,516
Receivable for forward foreign currency contracts	22,788
Prepaid expenses	181

Total Assets	94,603,091

Liabilities:
Payable for forward foreign currency contracts	19,119
Unrealized depreciation on interest rate swaps	106,277
Unrealized depreciation on credit default swaps	67,521
Swap premiums received	141,789
Payable for investments purchased	2,552,537
Payable for capital shares redeemed	58,951
Payable for return of collateral received	20,255,048
Written Option (Premiums received $53,892)	49,510
Payable for variation margin on futures contracts	49
Manager fees payable	19,276
Administration fees payable	2,583
Distribution fees payable	14,905
Administrative and compliance services fees payable	341
Trustee fees payable	6
Other accrued liabilities	7,415

Total Liabilities	23,295,327

Net Assets	$71,307,764

Net Assets Consist of:
Capital	$78,708,705
Accumulated net investment income/(loss)	721,964
Accumulated net realized gains/(losses) from investment transactions	(950,399)
Net unrealized appreciation/(depreciation) on investments	(7,172,506)

Net Assets	$71,307,764

Shares of beneficial interest (unlimited number of shares authorized, no par value)	8,081,688
Net Asset Value (offering and redemption price per share)	$8.82

*	Includes securities on loan of $19,549,831.

See accompanying notes to the financial statements.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations, continued
For the Six Months Ended June 30, 2008
(Unaudited)

AZL
TargetPLUS
Growth Fund

Investment Income:
Interest	$176,703
Dividends	738,309
Income from securities lending	54,561

Total Investment Income	969,573

Expenses:
Manager fees	143,451
Administration fees	9,280
Distribution fees	68,966
Custodian fees	43,419
Administrative and compliance service fees	682
Trustees’ fees	1,370
Professional fees	3,067
Shareholder reports	4,180
Other expenses	4,545

Total expenses before reductions	278,960
Less expenses waived/reimbursed by the Manager	(33,439)
Less expenses paid indirectly	(10,423)

Net expenses	235,098

Net Investment Income/(Loss)	734,475

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(394,280)
Net realized gains/(losses) on swap agreements	47,489
Net realized gains/(losses) on futures transactions	29,280
Net realized gains/(losses) on options transactions	7,140
Change in unrealized appreciation/(depreciation) on investments	(7,086,231)

Net Realized/Unrealized Gains/(Losses) on Investments	(7,396,602)

Change in Net Assets Resulting from Operations	$(6,662,127)

See accompanying notes to the financial statements.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL TargetPLUS
	Growth Fund
	For the Six	May 1, 2007
	Months Ended	to
	June 30,	December 31,
	2008	2007(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$734,475	$257,263
Net realized gains/(losses) on investment transactions	(310,371)	(582,282)
Change in unrealized appreciation/(depreciation) on investments	(7,086,231)	(86,275)

Change in net assets resulting from operations	(6,662,127)	(411,294)

Dividends to Shareholders:
From net investment income	—	(335,152)
From tax return of capital	—	(56,954)

Change in net assets resulting from dividends to shareholders	—	(392,106)

Capital Transactions:
Proceeds from shares issued	43,583,747	43,016,241
Proceeds from dividends reinvested	—	392,106
Value of shares redeemed	(4,372,241)	(3,846,562)

Change in net assets resulting from capital transactions	39,211,506	39,561,785

Change in net assets	32,549,379	38,758,385
Net Assets:
Beginning of period	38,758,385	—

End of period	$71,307,764	$38,758,385

Accumulated net investment income/(loss)	$721,964	$(12,511)

Share Transactions:
Shares issued	4,649,104	4,237,640
Dividends reinvested	—	39,408
Shares redeemed	(468,959)	(375,505)

Change in shares	4,180,145	3,901,543

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Financial Highlights, continued
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months	May 1, 2007
	Ended	to
	June 30,	December 31,
	2008	2007(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$9.93	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.09	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	(1.20)	(0.04)

Total from Investment Activities	(1.11)	0.03

Dividends to Shareholders From:
Net Investment Income	—	(0.09)
Return of Capital	—	(0.01)

Total Dividends	—	(0.10)

Net Asset Value, End of Period	$8.82	$9.93

Total Return(b) (c)	(11.18)%	0.33%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$71,308	$38,758
Net Investment Income/(Loss)(d)	2.66%	1.80%
Expenses Before Reductions(d) (e)	1.01%	1.06%
Expenses Net of Reductions(d)	0.85%	0.89%
Expenses Net of Reduction, Excluding Expenses Paid Indirectly(d) (f)	0.89%	NA
Portfolio Turnover Rate(c)	19.92%	110.66%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See A note 2 in the Notes to Financial Statements.

See accompanying notes to financial statements.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL TargetPLUS Growth Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as an agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts

The Fund may write call and put options on instruments in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium as an investment that is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Transactions in options written during the period ended June 30, 2008, were as follows:

	Number of	Premiums
Written Option Transactions	Contracts	Received
Options outstanding at December 31, 2007	(191)	$(54,028)
Options written	(10)	(9,006)
Options exercised	4	2,050
Options bought back	—	—
Options expired	11	7,092

Options outstanding at June 30, 2008	(186)	$(53,892)

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return and credit default swap agreements to manage its exposure to market and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap (CDS) agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified amount in the event of a default by a third party reference entity. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted obligation. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL TargetPLUS Growth Fund	$20,264,849	$19,549,831

The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio, and the non-cash collateral represented U.S. Treasury Inflation Notes and U.S. Treasury Index Bonds at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained two money management organizations (the “Subadvisers”), First Trust Advisors L.P. (“First Trust”) which is independent of the Manager, and Pacific Investment Management Company LLC (“PIMCO”) which is an affiliate of the Manager, to make investment decisions on behalf of the Fund. Pursuant to separate subadvisory agreements between the Manager and First Trust and between the Manager and PIMCO, First Trust and PIMCO provide investment advisory services as the Subadvisers for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadvisers are entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 0.89%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL TargetPLUS Growth Fund	0.52%	0.89%

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2010	12/31/2010
AZL TargetPLUS Growth Fund	$23,626	$33,439

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $841 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $80 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Written	Other Financial
Valuation Inputs	in Securities	Options	Instruments*
Level 1—Quoted Prices	$70,096,875	$(3,219)	$(135,689)
Level 2—Other Significant Observable Inputs	23,072,265	(46,291)	(5,868)
Level 3—Significant Unobservable Inputs	—	—	—

Total	$93,169,140	$(49,510)	$(141,557)

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL TargetPLUS Growth Fund	$41,789,295	$5,270,828

For the period ended June 30, 2008, purchases and sales on long-term U.S. Government Securities were as follows:

	Purchases	Sales
AZL TargetPLUS Growth Fund	$3,602,837	$3,144,591

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2008, the Fund held restricted securities representing 0.1% of net assets all of which have been deemed illiquid. The restricted securities held as of June 30, 2008 are identified below:

			Shares or
	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value
Receive 6-Month EUR-LIBOR Floating Rate Index, Strike @ 4.18, Exp. 04/21/09	12/4/2007	$11,829	140	$3,256
Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.25, Exp. 07/07/09	12/10/2007	37,905	380	38,616

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Return of	Total
	Income	Capital Gains	Capital	Distributions(a)
AZL TargetPLUS Growth Fund	$325,694	$9,458	$56,954	$392,106

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL TargetPLUS Growth Fund	$—	$—	$(539,541)	$(199,273)	$(738,814)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

24

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

25

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL TargetPLUSSM Moderate Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL TargetPLUS Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL TargetPLUS Moderate Fund	$1,000.00	$910.40	$4.04	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.

To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL TargetPLUS Moderate Fund	$1,000.00	$1,020.64	$4.27	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL TargetPLUS Moderate Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Aerospace & Defense	2.0%
Auto Components	1.5
Automobiles	2.0
Capital Markets	0.9
Chemicals	7.6
Commercial Banks	4.6
Commercial Services & Supplies	0.3
Communications Equipment	1.9
Computers & Peripherals	1.5
Construction & Engineering	1.0
Diversified Financial Services	1.7
Diversified Telecommunication Services	4.2
Electric Utilities	2.3
Electronic Equipment & Instruments	0.2
Energy Equipment & Services	2.9
Food Products	0.9
Health Care Equipment & Supplies	1.0
Health Care Providers & Services	1.1
Hotels, Restaurants & Leisure	0.8
Household Durables	4.4
Industrial Conglomerates	1.7
Insurance	1.0
Internet & Catalog Retail	0.2
Internet Software & Services	0.7
IT Services	0.9
Machinery	0.1
Metals & Mining	3.5
Multi-Utilities	2.5
Oil, Gas & Consumable Fuels	4.9
Paper & Forest Products	0.6
Pharmaceuticals	0.8
Semiconductors & Semiconductor Equipment	0.6
Software	0.8
Specialty Retail	0.9
Textiles, Apparel & Luxury Goods	0.9
Thrifts & Mortgage Finance	1.7
Tobacco	0.7
Wireless Telecommunication Services	1.6
U.S. Government Agency Mortgages	18.9
U.S. Treasury Obligations	0.3
Yankee Dollar	0.2
Commercial Paper	10.3
Air Freight & Logistics	0.1
Commercial Banks	1.9
Diversified Consumer Services	0.3
Diversified Financial Services	1.3
Diversified Telecommunication Services	0.3
Electronic Equipment & Instruments	0.2
Health Care Providers & Services	0.3
Insurance	0.2
Media	0.3
Mortgage Backed Security	0.2
Municipal Bonds	0.3
Purchased Put Options	0.0
Purchased Call Options	0.1
Rights	0.0
Short-Term Investments	23.9
Open Foreign Currency Exchange Contracts	0.0
Futures Contracts	0.0
SWAPS	−0.4
Written Options	−0.1

125.5%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (66.9%):
Aerospace & Defense (2.0%):

1,499	Cubic Corp.†	$33,398
24,616	DynCorp International, Inc., Class A*†	372,933
2,482	Precision Castparts Corp.	239,190
28,061	Taser International, Inc.*†	140,024

		785,545

Auto Components (1.5%):

66,185	GKN plc	293,347
17,119	Superior Industries International, Inc.†	288,969

		582,316

Automobiles (2.0%):

2,495	DaimlerChrysler AG†	153,867
14,552	General Motors Corp.†	167,348
7,370	Honda Motor Co., Ltd., ADR†	250,801
2,227	Toyota Motor Corp., SP ADR†	209,338

		781,354

Capital Markets (0.9%):

4,169	Credit Suisse Group, SP ADR†	188,897
1,925	Deutsche Bank AG†	164,299

		353,196

Chemicals (7.6%):

9,245	Koppers Holdings, Inc.	387,088
6,885	Mosaic Co., Inc.*	996,259
2,231	Penford Corp.	33,197
4,068	Potash Corp. of Saskatchewan, Inc.	929,823
16,761	RPM International, Inc.	345,277
11,412	Sensient Technologies Corp.†	321,362

		3,013,006

Commercial Banks (4.6%):

5,803	Allied Irish Banks plc, SP ADR†	178,674
5,634	Barclays plc, ADR†	130,427
163,000	BOC Hong Kong Holdings, Ltd.	431,106
20,229	Colonial Bancgroup, Inc.†	89,412
7,061	Comerica, Inc.†	180,974
3,003	HSBC Holdings plc, SP ADR†	230,330
12,353	KeyCorp	135,636
3,510	Kookmin Bank, ADR†	205,370
26,966	Royal Bank of Scotland plc, SP ADR†	115,684
7,615	Wachovia Corp.†	118,261

		1,815,874

Commercial Services & Supplies (0.3%):

7,620	GeoEye, Inc.*†	134,950

Communications Equipment (1.9%):

11,773	Nokia Oyj	288,439
3,859	Research In Motion, Ltd.*	451,117

		739,556

Computers & Peripherals (1.5%):

2,557	Apple, Inc.*	428,144
14,381	Novatel Wireless, Inc.*†	160,061

		588,205

Construction & Engineering (1.0%):

11,829	Perini Corp.*†	390,948

Diversified Financial Services (1.7%):

12,972	Citigroup, Inc.	217,411
6,512	ING Groep NV, ADR†	205,453
7,196	JP Morgan Chase & Co.	246,895

		669,759

Diversified Telecommunication Services (4.2%):

11,016	AT&T, Inc.	371,129
71,412	BT Group plc	283,817
11,294	Deutsche Telekom AG, ADR†	184,883
11,188	Nippon Telegraph & Telephone Corp., ADR	271,869
699,000	PCCW, Ltd.	422,706
7,867	Telecom Italia SPA, ADR†	157,025

		1,691,429

Electric Utilities (2.3%):

82,000	Hongkong Electric Holdings, Ltd.	490,066
11,932	Korea Electric Power Corp., ADR†	173,372
9,952	Northeast Utilities	254,074

		917,512

Electronic Equipment & Instruments (0.2%):

2,388	FLIR Systems, Inc.*†	96,881

Energy Equipment & Services (2.9%):

3,846	Cameron International Corp.*	212,876
525	Core Laboratories NV*†	74,734
11,500	Matrix Service Co.*†	265,190
6,776	National-Oilwell Varco, Inc.*	601,167

		1,153,967

Food Products (0.9%):

45,529	Tate & Lyle plc	359,808

Health Care Equipment & Supplies (1.0%):

9,472	Abaxis, Inc.*†	228,559
681	Intuitive Surgical, Inc.*	183,462

		412,021

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Health Care Providers & Services (1.1%):

23,024	Alliance Imaging, Inc.*†	$199,618
18,581	Sun Healthcare Group, Inc.*	248,800

		448,418

Hotels, Restaurants & Leisure (0.8%):

66,890	Ladbrokes plc	339,680

Household Durables (4.4%):

4,443	Garmin, Ltd.†	190,338
44,634	La-Z-Boy, Inc.†	341,450
11,963	Matsushita Electric Industrial Co., Ltd., ADR	256,247
2,218	Tempur-Pedic International, Inc.†	17,323
27,221	Tupperware Brands Corp.	931,503

		1,736,861

Industrial Conglomerates (1.7%):

109,000	Cheung Kong Infrastructure Holdings, Ltd.†	460,918
3,785	McDermott International, Inc.*	234,254

		695,172

Insurance (1.0%):

14,215	AEGON NV	186,358
5,174	Lincoln National Corp.	234,486

		420,844

Internet & Catalog Retail (0.2%):

695	Priceline.com, Inc.*†	80,245

Internet Software & Services (0.7%):

18,977	DealerTrack Holdings, Inc.*†	267,765

IT Services (0.9%):

163,143	LogicaCMG plc	350,299

Machinery (0.1%):

976	Dynamic Materials Corp.†	32,159

Metals & Mining (3.5%):

1,615	AMCOL International Corp.†	45,963
3,458	ArcelorMittal, Class A†	342,584
6,245	BHP Billiton, Ltd., SP ADR†	532,012
4,289	Southern Copper Corp.†	457,336

		1,377,895

Multi-Utilities (2.5%):

7,582	Black Hills Corp.	243,079
6,478	DTE Energy Co.	274,926
17,196	NiSource, Inc.†	308,152
14,215	PNM Resources, Inc.†	170,012

		996,169

Oil, Gas & Consumable Fuels (4.9%):

14,688	Arena Resources, Inc.*	775,820
3,841	EnCana Corp.	349,262
3,551	ENI SPA, ADR	263,591
5,085	Petro-Canada	283,489
6,873	Repsol YPF SA, ADR†	269,903

		1,942,065

Paper & Forest Products (0.6%):

9,688	MeadWestvaco Corp.†	230,962

Pharmaceuticals (0.8%):

17,747	Pfizer, Inc.	310,040

Semiconductors & Semiconductor Equipment (0.6%):

2,765	Cypress Semiconductor Corp.*†	68,434
9,626	NVIDIA Corp.*	180,199
961	Sigma Designs, Inc.*†	13,348

		261,981

Software (0.8%):

13,208	Epiq Systems, Inc.*†	187,554
13,887	Radiant Systems, Inc.*†	149,007

		336,561

Specialty Retail (0.9%):

15,024	Home Depot, Inc.	351,862
Textiles, Apparel & Luxury Goods (0.9%):

438	Deckers Outdoor Corp.*†	60,970
127,000	Yue Yuen Industrial Holdings, Ltd.	301,290

		362,260

Thrifts & Mortgage Finance (1.7%):

17,365	New York Community Bancorp, Inc.†	309,792
18,722	People’s United Financial, Inc.	292,063
17,443	Washington Mutual, Inc.†	85,994

		687,849

Tobacco (0.7%):

5,908	Universal Corp.†	267,160

Wireless Telecommunication Services (1.6%):

11,340	China Unicom, Ltd., ADR†	210,017
15,512	NTT DoCoMo, Inc., ADR†	226,475
6,701	Vodafone Group plc, ADR	197,411

		633,903

Total Common Stocks (Cost $29,840,397)		26,616,477

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Wireless Telecommunication Services, continued

U.S. Government Agency Mortgages (18.9%):
Federal Home Loan Bank (7.0%):

$200,000	2.17%, 7/2/08(a)	$199,988
1,400,000	2.24%, 7/11/08(a)	1,399,164
400,000	2.24%, 7/16/08(a)	399,642
800,000	2.35%, 9/10/08(a)	796,312

		2,795,106

Federal Home Loan Mortgage Corporation (1.4%):

200,000	2.13%, 7/21/08(a)	199,813
350,000	5.25%, 1/12/09	354,623

		554,436

Federal National Mortgage Association (7.9%):

495,353	5.50%, 1/1/37	489,771
390,195	5.00%, 3/1/37	374,390
500,000	5.50%, 7/15/37, TBA	492,812
500,000	6.00%, 7/15/37, TBA	504,375
421,991	5.50%, 10/1/37	416,487
197,358	5.50%, 12/1/37	194,784
185,479	5.50%, 12/1/37	183,059
500,000	5.50%, 2/1/38	493,594

		3,149,272

Government National Mortgage Association (2.6%):

500,000	6.00%, 7/15/35, TBA	507,500
487,316	6.00%, 12/15/37	495,425

		1,002,925

Total U.S. Government Agency Mortgages (Cost $7,502,807)		7,501,739

U.S. Treasury Obligations (0.3%):
U.S. Treasury Notes (0.2%):

100,000	3.50%, 2/15/18†	96,258
20,000	8.13%, 8/15/21†	27,323

Total U.S. Treasury Obligations (Cost $124,758)		123,581

Yankee Dollar (0.2%):
Commercial Banks (0.2%):

100,000	Deutsche Bank AG London, 4.88%, 5/20/13	98,371
Total Yankee Dollar (Cost $100,061)		98,371

Commercial Paper (10.3%):

Commercial Banks (4.8%):

100,000	Bank of Scotland plc, 2.88%, 8/4/08(a)	99,748
200,000	Bank of Scotland plc, 2.68%, 8/6/08(a)	199,466
200,000	Barclays U.S. Funding Corp., 2.70%, 8/1/08(a)	199,546
100,000	BNP Paribas, Inc., 2.60%, 7/8/08(a)	99,944
200,000	BNP Paribas, Inc., 2.61%, 8/1/08(a)	199,546
200,000	CBA Delaware Finance, Inc., 2.52%, 8/4/08(a)	199,502
200,000	CBA Delaware Finance, Inc., 2.72%, 9/10/08(a)	198,912
200,000	Societe Generale, 2.76%, 8/6/08(a)	199,472
200,000	Societe Generale, 2.87%, 9/12/08(a)	198,878
100,000	Svenska Handelsbank, 2.51%, 7/15/08(a)	99,895
200,000	Svenska Handelsbank, 2.50%, 8/5/08(a)	199,486

		1,894,395

Diversified Financial Services (5.5%):

200,000	ABN AMRO NA Finance, Inc., 2.47%, 7/23/08(a)	199,678
300,000	Calyon NA, 2.50%, 7/8/08(a)	299,832
200,000	ING U.S. Funding, 2.57%, 7/7/08(a)	199,902
200,000	ING U.S. Funding, 2.51%, 8/13/08(a)	199,368
400,000	Nordea NA, 2.35%, 7/8/08(a)	399,776
200,000	Rabobank USA Finance Corp., 2.67%, 9/29/08(a)	198,601
200,000	San Paolo IMI SpA, 2.71%, 9/2/08(a)	199,038
100,000	Santander Central Hispano International, Ltd., 2.62%, 8/8/08(a)	99,718
200,000	UBS Financial (De) LLC, 2.89%, 9/25/08 (a)	198,648
200,000	Unicredit Delaware, Inc., 2.76%, 7/14/08(a)	199,804

		2,194,365

Total Commercial Paper (Cost $4,088,928)		4,088,760

Corporate Bonds (4.9%):
Air Freight & Logistics (0.1%):

25,000	First Data Corp., 9.88%, 9/24/15 (c)	21,750

Commercial Banks (1.9%):

$25,000	Bank of America Corp., 5.75%, 12/1/17	23,478
100,000	Bank of America Corp., 8.00%, 12/29/49	93,687
100,000	Barclays Bank plc, 2.83%, 8/10/09 (b)	99,469
250,000	Barclays Bank plc, 6.05%, 12/4/17 (c)	245,049

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Commercial Banks, continued

$100,000	Barclays Bank plc, 7.43%, 9/29/49 (b)(c)	$93,798
100,000	Citigroup Funding, Inc., 3.82%, 5/7/10(b)	99,217
100,000	UBS AG Stamford CT, 5.88%, 12/20/17	97,275
10,000	Wells Fargo Co., 5.25%, 10/23/12	10,056

		762,029

Diversified Consumer Services (0.3%):

10,000	General Electric Capital Corp., 5.25%, 10/19/12	10,097
100,000	John Deere Capital Corp., 3.54%, 6/10/11(b)	99,887
25,000	Petrobras International Finance, Inc., 5.88%, 3/1/18†	24,049

		134,033

Diversified Financial Services (1.3%):

100,000	Citigroup, Inc., 6.13%, 11/21/17	95,970
100,000	Citigroup, Inc., 8.40%, 4/29/49	95,061
25,000	General Electric Capital Corp., 5.88%, 1/14/38	22,657
100,000	Goldman Sachs Group, Inc., 5.95%, 1/18/18	95,996
100,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	97,016
25,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	22,869
100,000	Merrill Lynch & Co., 6.88%, 4/25/18	95,172

		524,741

Diversified Telecommunication Services (0.3%):

100,000	AT&T, Inc., 5.50%, 2/1/18	96,901

Electronic Equipment & Instruments (0.2%):

100,000	General Electric Co., 5.25%, 12/6/17	96,133

Health Care Providers & Services (0.3%):

100,000	GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	99,263

Insurance (0.2%):

100,000	American International Group, 8.18%, 5/15/58(c)	94,111

Media (0.3%):

100,000	Rogers Communications, 6.75%, 3/15/15	101,990

Total Corporate Bonds (Cost $1,979,226)		1,930,951

Mortgage Backed Security (0.2%):
Asset Backed Security (0.2%):

100,000	Chase Issuance Trust, Series 2007-A14, Class A14	99,779

Total Mortgage Backed Security (Cost $99,465)		99,779

Municipal Bonds (0.3%):
California (0.3%):

100,000	Los Angeles Department of Water & Power Revenue, Series A-1, 5.00%, 7/1/37	100,431

Total Municipal Bonds (Cost $103,513)		100,431

Deposit Account (0.5%):
199,925	NTRS London Deposit Account	199,925

Total Deposit Account (Cost $199,925)		199,925

Collateral for Securities on Loan (23.4%):
9,318,315	Northern Trust Liquid Institutional Asset Portfolio	9,318,315

Total Collateral For Securities On Loan (Cost $9,318,315)		9,318,315

Put Options Purchased (0.0%):
15	10 Year U.S. Treasury Note Future, Put @ 92, Exp. 8/25/08	234
85	Federal National Mortgage Association, 5.50%, Put @ 89, Exp. 7/7/08	—

Total Put Options Purchased (Cost $371)		234

Purchased Call Options (0.1%):
13	2 Year U.S. Treasury Note Future, Call @ 111, Exp. 8/25/08	203
440	Receive 3-Month USD-LIBOR Floating Rate Index, Strike @ 4.25, Exp. 7/7/09(d)	44,713
160	Receive 6-Month EUR-LIBOR Floating Rate Index, Strike @ 4.18, Exp. 4/21/09(d)	3,721
6	U.S. Treasury Bond September Future, Strike @ 142, expiration 8/25/2007	94

Total Purchased Call Options (Cost $57,957)		48,731

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Right (0.0%):
Commercial Banks (0.0%):

$1,207	Barclays plc, ADR*	$—

Total Right (Cost $0)		—

Total Investment Securities (Cost $53,415,723)(e) 126.0%		50,127,294
Net other assets (liabilities) (26.0)%		(10,328,557)

Net Assets 100.0%		$39,793,737

Percentages indicated are based on net assets as of June 30, 2008.

†	All or a portion of security is loaned as of June 30, 2008.

*	Non-income producing security

Investment securities are segregated as collateral, the aggregate fair value of these securities is $11,250,413.

ADR—American Depository Receipt

LIBOR—Represents the London InterBank Offered Rate

LLC—Limited Liability Co.

PLC—Public Liability Co.

SPA—Standby Purchase Agreement

TBA—To be announced. Represents 3.8% of the Fund’s net assets.

(a)	The rate presented represents the effective yield at June 30, 2008.

(b)	Variable rate security. The rate presented represents the rate in effect at June 30, 2008. The date presented represents the final maturity date.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Manager has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2008 these securities represent 0.1% of the net assets of the Fund.

(e)	Cost for federal income tax purposes is $53,717,014. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,745,716
Unrealized depreciation	(5,335,436)

Net unrealized depreciation	$(3,589,720)

continued

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

The following represents the concentrations by country of risk (base on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United States	71.6%
United Kingdom	7.3%
Hong Kong	4.9%
Canada	4.3%
Japan	2.6%
Netherlands	2.0%
Germany	1.5%
Australia	1.1%
Italy	0.9%
Korea	0.8%
Finland	0.6%
Spain	0.6%
Panama	0.5%
Cayman Islands	0.5%
Switzerland	0.4%
Ireland	0.4%

100.0%

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

As of June 30, 2008, the Fund’s open foreign currency exchange were as follows:

				Unrealized
	Delivery	Contract		Appreciation/
Short	Date	Amount	Fair Value	(Depreciation)

Delivered (108,000) Euro Dollar in exchange for U.S. Dollars	7/24/2008	$(168,088)	$(169,803)	$(1,715)
Delivered (9,076) British Sterling Pound in exchange for U.S. Dollars	7/2/2008	$(18,020)	$(18,075)	(55)
Delivered (59,000) British Sterling Pound in exchange for U.S. Dollars	8/11/2008	$(116,490)	$(117,109)	(619)
Delivered (90,803) Brazilian Real in exchange for U.S. Dollars	7/2/2008	$(55,515)	$(56,659)	(1,144)
Delivered (35,800) Brazilian Real in exchange for U.S. Dollars	12/2/2008	$(20,000)	$(21,525)	(1,525)
Delivered (19,826,000) Chilean Peso in exchange for U.S. Dollar	7/10/2008	$(42,363)	$(37,784)	4,579
Delivered (15,136,500) Chilean Peso in exchange for U.S. Dollar	12/10/2008	$(30,000)	$(28,532)	1,468
Delivered (172,904) Hong Kong Dollar in exchange for U.S. Dollar	7/2/2008	$(22,161)	$(22,176)	(15)
Delivered (980,200) Russian Ruble in exchange for U.S. Dollars	11/19/2008	$(39,700)	$(41,585)	(1,885)
Delivered (1,987,600) Russian Ruble in exchange for U.S. Dollar	7/10/2008	$(83,513)	$(84,751)	(1,238)
Delivered (1,199,156) Mexican Peso in exchange for U.S. Dollars	7/10/2008	$(108,062)	$(116,110)	(8,048)
Delivered (128,239) Polish Zloty in exchange for U.S. Dollars	7/10/2008	$(53,034)	$(60,177)	(7,143)
Delivered (79,342) New Romanian Leu in exchange for U.S. Dollars	1/28/2009	$(29,336)	$(32,768)	(3,432)
Delivered (355,191) South African Rand in exchange for U.S. Dollars	12/10/2008	$(42,177)	$(43,462)	(1,285)
Delivered (355,191) South African Rand in exchange for U.S. Dollars	7/10/2008	$(47,258)	$(45,289)	1,969

Total short				$(20,088)

				Unrealized
	Delivery	Contract		Appreciation/
Long	Date	Amount	Fair Value	(Depreciation)

Received 90,903 Brazilian Real in exchange for U.S. Dollars	7/2/2008	$50,566	$56,659	$6,093
Received 90,803 Brazilian Real in exchange for U.S. Dollar	12/2/2008	$53,496	$54,595	1,099
Received 19,826,000 Chilean Peso in exchange for U.S. Dollars	7/10/2008	$40,000	$37,784	(2,216)
Received 19,826,000 Chilean Peso in exchange for U.S. Dollars	5/6/2009	$41,499	$36,947	(4,552)
Received 370,720 Chinese Renminbi in exchange for U.S. Dollars	2/11/2009	$56,000	$56,296	296
Received 406,620 Chinese Renminbi in exchange for U.S. Dollar	11/13/2008	$60,000	$60,709	709
Received 183,572 Malaysian Ring in exchange for U.S. Dollars	8/4/2008	$57,000	$56,236	(764)
Received 357,345,000 Indonesian Rupiah in exchange for U.S. Dollars	10/29/2008	$37,536	$37,924	388
Received 4,982,000 Japanese Yen in exchange for U.S. Dollars	7/28/2008	$46,215	$47,004	789
Received 1,199,156 Mexican Peso in exchange for U.S. Dollars	7/10/2008	$108,841	$116,110	7,269
Received 41,247 Mexican Peso in exchange for U.S. Dollar	11/19/2008	$3,888	$3,920	32
Received 2,069,870 Philippine Peso in exchange for U.S. Dollars	8/22/2008	$51,000	$45,943	(5,057)
Received 128,239 Polish Zloty in exchange for U.S. Dollars	7/10/2008	$49,890	$60,177	10,287
Received 7,841 Polish Zloty in exchange for U.S. Dollar	5/6/2009	$3,474	$3,587	113
Received 1,987,600 Russian Ruble in exchange for U.S. Dollars	7/10/2008	$80,000	$84,751	4,751
Received 252,500 Russian Ruble in exchange for U.S. Dollars	11/19/2008	$10,179	$10,712	533
Received 1,987,600 Russian Ruble in exchange for U.S. Dollars	5/6/2009	$81,573	$83,380	1,807
Received 126,407 Singapore Dollars in exchange for U.S. Dollars	8/28/2008	$90,000	$93,196	3,196
Received 355,191 South African Rand in exchange for U.S. Dollar	7/10/2008	$43,932	$45,289	1,357
Received 324,608 South African Rand in exchange for U.S. Dollars	12/10/2008	$40,135	$39,720	(415)

Total Long				$25,715

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

As of June 30, 2008 the Fund’s open futures contracts were as follows:

				Unrealized
		Expiration	Number of	Appreciation/
Description	Type	Date	Contracts	(Depreciation)

Euro-Bund September Futures	Long	9/10/2008	2	$(3,767)
2-yr Euro-Schatz September Futures	Short	9/30/2008	(3)	(541)
90-Day Eurodollar March Futures	Long	3/16/2009	2	638
90-Day Eurodollar September Futures	Short	9/15/2008	(1)	425
90-Day Eurodollar September Futures	Long	9/14/2009	8	11,388
90-Day Eurodollar December Futures	Long	12/15/2008	6	50
90-Day Eurodollar December Futures	Long	12/14/2009	19	(12,163)
Euribor December Futures	Long	12/15/2009	1	(4,111)
US 5-yr Note September Futures	Short	9/30/2008	(9)	703
90-Day Long Gilt September Futures	Short	9/30/2008	(1)	3,238
90-Day British Sterling Pound September Futures	Long	9/18/2008	1	(2,142)
90-Day British Sterling Pound December Futures	Long	12/18/2008	5	(7,863)
90-Day Euro Bobl September Futures	Short	9/11/2008	(1)	2,549
US 2-yr Bond September Futures	Short	9/30/2008	(13)	(1,625)
US 10-yr Note September Futures	Long	9/19/2008	12	4,578
US Long Bond September Futures	Short	9/19/2008	(7)	2,406

Total				$(6,237)

Interest Rate Swaps

		Pay/
		Receive				Unrealized
	Floating	Floating	Fixed	Expiration	Notional	Appreciation/
Counterparty	Rate Index	Rate	Rate	Date	Amount	(Depreciation)
Goldman Sachs Group	Brazil Cetip Interbank Deposit Rate	Pay	10.15%	1/2/2012	$100,000	$(6,526)
Merrill Lynch Capital Services, Inc.	Brazil Cetip Interbank Deposit Rate	Pay	12.54%	1/2/2012	400,000	(13,801)
HSBC Bank USA	South African Johanesburg Interbank	Pay	9.99%	11/9/2010	400,000	(2,659)
Barclays Bank PLC	6-Month EUR LIBOR	Pay	4.00%	9/9/2017	100,000	602
Royal Bank of Scotland PLC	3-Month USD LIBOR	Pay	4.00%	12/17/2013	100,000	(140)
Citibank	3-Month USD LIBOR	Pay	4.00%	12/17/2013	100,000	(1,792)
Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	4.00%	12/17/2013	500,000	(2,664)
Royal Bank of Scotland	3-Month USD LIBOR	Receive	4.00%	12/17/2010	100,000	477
Merrill Lynch Capital Services, Inc.	3-Month USD LIBOR	Receive	5.00%	12/17/2023	100,000	1,441
Barclays Bank PLC	3-Month USD LIBOR	Receive	5.00%	12/17/2023	100,000	(743)
Goldman Sachs Group	3-Month USD LIBOR	Receive	5.00%	12/17/2023	100,000	(513)
Goldman Sachs Group	6-Month GBP LIBOR	Pay	4.50%	9/17/2011	600,000	(41,995)
Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	5.00%	12/17/2018	1,582,000	5,015
Royal Bank of Scotland	3-Month USD LIBOR	Pay	4.00%	6/17/2010	1,400,000	(12,761)
Morgan Stanley Capital Services Inc.	6-Month EUR Euribor	Pay	5.50%	12/17/2010	100,000	317
Barclays Bank PLC	6-Month EUR LIBOR	Pay	4.50%	6/15/2010	300,000	(8,582)

See accompanying notes to the financial statements.

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Pay/
		Receive				Unrealized
	Floating	Floating	Fixed	Expiration	Notional	Appreciation/
Counterparty	Rate Index	Rate	Rate	Date	Amount	(Depreciation)
Goldman Sachs Group	6-Month GBP LIBOR	Receive	4.00%	6/15/2037	$100,000	$(1,604)
Morgan Stanley Capital Services Inc.	3-Month USD LIBOR	Pay	4.00%	6/17/2010	100,000	191
Deutsch Bank	6-Month EUR Euribor	Pay	5.50%	9/15/2010	300,000	363
Citibank	3-Month USD LIBOR	Pay	9.99%	11/9/2010	100,000	(678)
Barclays Bank PLC	3-Month USD LIBOR	Pay	5.00%	12/17/2009	4,300,000	36,488
Morgan Stanley Capital Services Inc.	6-Month GBP LIBOR	Pay	6.00%	9/18/2009	100,000	8,254
UBS AG	Brazil Cetip Interbank Deposit Rate	Pay	12.54%	1/2/2012	100,000	(2,867)
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit Rate	Pay	12.54%	1/2/2012	300,000	(16,357)
UBS AG	6-Month AUD Bank Bill Index	Pay	7.50%	3/15/2011	200,000	(1,962)
Deutsch Bank	3-Month USD LIBOR	Pay	4.00%	12/17/2009	2,500,000	(7,679)

Total						$(70,175)

Swap agreements outstanding on March 31, 2008:

Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Royal Bank of Scotland	Deutsche Bank	Sell	0.55%	12/20/2008	$100,000	$94
Deustch Bank	CDX IG9 Future	Sell	1.29%	12/20/2012	100,000	1,334
Royal Bank of Scotland	CDX HY-10 Future	Sell	5.00%	6/20/2013	200,000	2,083
Merrill Lynch International	CDX HY-9 Future	Sell	3.75%	12/20/2012	693,000	(35,358)
Barclays Bank	CDX HY-10 Future	Sell	5.00%	6/20/2013	400,000	3,166
Credit Suisse	CDX HY-10 Future	Sell	5.00%	6/20/2013	200,000	1,503
Bank of America	HY-8 Future	Sell	2.75%	6/20/2012	306,900	(18,503)
Lehman Brothers	Federal Republic of Brazil	Sell	1.06%	5/20/2017	300,000	(7,698)
Lehman Brothers	Pemex Funding Project	Sell	0.58%	5/20/2017	150,000	(9,593)
Barclays Bank	Gazprom SP	Sell	0.83%	6/20/2017	80,000	(8,647)
Goldman Sachs	CDX IG9 Future	Sell	0.60%	12/20/2012	400,000	(3,791)
Barclays Bank	CDX IG10 Future	Buy	1.55%	6/20/2013	100,000	1,528
Barclays Bank	CDX EM9 Future	Sell	2.65%	6/20/2013	800,000	3,579
Lehman Brothers	CDX EM9 Future	Sell	2.65%	6/20/2013	400,000	(122)

Total						$(70,425)

See accompanying notes to the financial statements.

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Written options outstanding on June 30, 2008:

	Exercise	Expiration	Number of
Call	Price	Date	Contracts	Premium	Fair Value

U.S. Treasury 10-Year Option September Futures	116	8/25/2008	(1)	$(310)	$(547)
U.S. Treasury 10-Year Option September Futures	117	8/25/2008	(2)	(1,964)	(688)
Put
U.S. Treasury 10-Year Note September Futures	110	8/23/2008	(1)	(779)	(203)
U.S. Treasury 10-Year Note September Futures	113	8/23/2008	(2)	(2,151)	(1,781)

Options Total				$(5,204)	$(3,219)

Swap option holdings as of June 30, 2008:

Written Swap Options

		Pay/
		Receive
		Floating	Exercise	Expiration	Number of		Fair
Description	Counterparty	Index	Rate	Date	Contracts	Premium	Value

Call—OTC 7-Year Interest Rate Swap	Royal Bank of Scotland AG	Rec—3-month USD-LIBOR	4.9	7/7/2009	(150)	$(42,300)	$(48,348)
Call—OTC 7-Year Interest Rate Swap	Deutsche Bank AG	Euro Index	4.44	4/20/2009	(50)	(12,029)	(4,390)

Totals						$(54,329)	$(52,738)

See accompanying notes to the financial statements.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL
TargetPLUS
Moderate
Fund

Assets:
Investment securities, at cost	$53,415,723

Investment securities, at value*	$50,127,294
Segregated cash for collateral	165,300
Interest and dividends receivable	83,872
Foreign currency, at value (cost $54,758)	55,021
Unrealized appreciation on interest rate swaps	53,148
Unrealized appreciation on credit default swaps	13,287
Swap premiums paid	83,785
Receivable for capital shares issued	185,756
Receivable for investments sold	1,266,457
Receivable for forward foreign currency contracts	46,735
Receivable for variation margin on futures contracts	135
Prepaid expenses	90

Total Assets	52,080,880

Liabilities:
Cash overdraft	8,312
Payable for forward foreign currency contracts	41,108
Unrealized depreciation on interest rate swaps	123,323
Unrealized depreciation on credit default swaps	83,712
Swap premiums received	136,286
Payable for investments purchased	2,496,133
Payable for return of collateral received	9,318,315
Written option (Premiums received $59,533)	55,957
Manager fees payable	7,487
Administration fees payable	1,462
Distribution fees payable	8,310
Administrative and compliance services fees payable	204
Trustee fees payable	3
Other accrued liabilities	6,531

Total Liabilities	12,287,143

Net Assets	$39,793,737

Net Assets Consist of:
Capital	$43,565,844
Accumulated net investment income/(loss)	348,593
Accumulated net realized gains/(losses) from investment transactions	(694,889)
Net unrealized appreciation/(depreciation) on investments	(3,425,811)

Net Assets	$39,793,737

Shares of beneficial interest (unlimited number of shares authorized, no par value)	4,352,298
Net Asset Value (offering and redemption price per share)	$9.14

*	Includes securities on loan of $8,993,818.

See accompanying notes to the financial statements.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL
TargetPLUS
Moderate
Fund
Investment Income:
Interest	$168,682
Dividends	364,051
Income from securities lending	28,279

Total Investment Income	561,012

Expenses:
Manager fees	84,191
Administration fees	5,678
Distribution fees	40,476
Custodian fees	30,764
Administrative and compliance service fees	408
Trustees’ fees	834
Professional fees	1,899
Shareholder reports	2,448
Other expenses	4,251

Total expenses before reductions	170,949
Less expenses waived/ reimbursed by the Manager	(26,853)
Less expenses paid indirectly	(5,853)

Net expenses	138,243

Net Investment Income/(Loss)	422,769

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(145,235)
Net realized gains/(losses) on swap agreements	81,961
Net realized gains/(losses) on futures transactions	16,148
Net realized gains/(losses) on options transactions	7,331
Change in unrealized appreciation/(depreciation) on investments	(3,495,886)

Net Realized/ Unrealized Gains/(Losses) on Investments	(3,535,681)

Change in Net Assets Resulting from Operations	$(3,112,912)

See accompanying notes to the financial statements.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL TargetPLUS
	Moderate Fund
	For the Six	May 1, 2007
	Months Ended	to
	June 30,	December 31,
	2008	2007(a)
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$422,769	$174,128
Net realized gains/(losses) on investment transactions	(39,795)	(616,322)
Change in unrealized appreciation/(depreciation) on investments	(3,495,886)	70,075

Change in net assets resulting from operations	(3,112,912)	(372,119)

Dividends to Shareholders:
From net investment income	—	(289,034)

Change in net assets resulting from dividends to shareholders	—	(289,034)

Capital Transactions:
Proceeds from shares issued	23,931,865	29,758,768
Proceeds from dividends reinvested	—	289,034
Value of shares redeemed	(3,743,645)	(6,668,220)

Change in net assets resulting from capital transactions	20,188,220	23,379,582

Change in net assets	17,075,308	22,718,429
Net Assets:
Beginning of period	22,718,429	—

End of period	$39,793,737	$22,718,429

Accumulated net investment income/(loss)	$348,593	$(74,176)

Share Transactions:
Shares issued	2,481,507	2,894,297
Dividends reinvested	—	28,846
Shares redeemed	(392,932)	(659,420)

Change in shares	2,088,575	2,263,723

(a)	Period from commencement of operations.

See accompanying notes to the financial statements.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended	May 1, 2007 to
	June 30,	December 31,
	2008	2007(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.04	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.11	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	(1.01)	0.09

Total from Investment Activities	(0.90)	0.17

Dividends to Shareholders From:
Net Investment Income	—	(0.13)

Total Dividends	—	(0.13)

Net Asset Value, End of Period	$9.14	$10.04

Total Return(b) (c)	(8.96)%	1.75%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$39,794	$22,718
Net Investment Income/(Loss)(d)	2.61%	2.11%
Expenses Before Reductions(d) (e)	1.06%	1.14%
Expenses Net of Reductions(d)	0.85%	0.89%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	0.89%	NA
Portfolio Turnover Rate(c)	21.17%	161.13%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to Financial Statements.

See accompanying notes to the financial statements.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL TargetPLUS Moderate Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as an agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Options Contracts

The Fund may write call and put options on instruments in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying instrument to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium as an investment that is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying instrument to determine the realized gain or loss.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Transactions in options written during the period ended June 30, 2008, were as follows:

	Number of	Premiums
Options Transactions	Contracts	Received
Options outstanding at December 31, 2007	(211)	$(60,184)
Options written	(10)	(9,006)
Options exercised	3	2,006
Options bought back	—	—
Options expired	12	7,651

Options outstanding at June 30, 2008	(206)	$(59,533)

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return and credit default swap agreements to manage its exposure to market and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Credit default swap (CDS) agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified amount in the event of a default by a third party reference entity. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted obligation. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty.

Short Sales

The Fund may engage in short sales. In a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may also incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a Fund that sells a security short without hedging will be exposed to any market value increase in the security sold short.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL TargetPLUS Moderate Fund	$9,319,845	$8,993,818

The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio, and the non-cash collateral represents a U.S. Treasury Inflation Notes and a U.S. Treasury Bond at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained two money management organizations (the “Subadvisers”), First Trust Advisors L.P. (“First Trust”) which is independent of the Manager, and Pacific Investment Management Company LLC (“PIMCO”) which is an affiliate of the Manager, to make investment decisions on behalf of the Fund. Pursuant to separate subadvisory agreement between the Manager and First Trust and between the Manager and PIMCO, First Trust and PIMCO provide investment advisory services as the Subadvisers for the Fund subject to the general

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadvisers are entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 0.89%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL TargetPLUS Moderate Fund	0.52%	0.89%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

	Expires	Expires
	12/31/2010	12/31/2011
AZL TargetPLUS Moderate Fund	$20,346	$26,852

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $514 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $91 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Written	Other Financial
Valuation Inputs	in Securities	Options	Instruments*
Level 1—Quoted Prices	$32,202,284	$(3,219)	$(6,237)
Level 2—Other Significant Observable Inputs	17,925,010	(52,738)	(134,973)
Level 3—Significant Unobservable Inputs	—	—	—

Total	$50,127,294	$(55,957)	$(141,210)

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL TargetPLUS Moderate Fund	$21,076,295	$2,895,841

For the period ended June 30, 2008, purchases and sales on long-term U.S. Government Securities were as follows:

	Purchases	Sales
AZL TargetPLUS Moderate Fund	$3,285,343	$2,036,543

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL TargetPLUS Moderate Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

illiquid. At June 30, 2008, the Fund held restricted securities representing 0.1% of net assets all of which have been deemed illiquid. The restricted securities held as of June 30, 2008 are identified below:

			Shares or
	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value
Receive 6-Month EUR-LIBOR Floating Rate Index, Strike @ 4.18, Exp. 04/21/09	12/4/2007	$13,519	160	$3,721
Receive 3-Month USD-LIBOR Floating Rate Index Strike @ 4.25, Exp. 07/07/09	12/10/2007	43,890	440	44,713

7. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

	Ordinary	Total
	Income	Distributions(a)
AZL TargetPLUS Moderate Fund	$289,034	$289,034

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

Total
	Undistributed		Accumulated		Accumulated
	Ordinary	Accumulated	Capital and	Unrealized	Earnings
	Income	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL TargetPLUS Moderate Fund	$5,601	$5,601	$(465,657)	$(199,139)	$(659,195)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

24

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

25

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Turner Quantitative
Small Cap Growth Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Turner Quantitative Small Cap Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Turner Quantitative Small Cap Growth Fund	$1,000.00	$879.10	$5.75	1.23%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Turner Quantitative Small Cap Growth Fund	$1,000.00	$1,018.75	$6.17	1.23%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Turner Quantitative Small Cap Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Aerospace & Defense	1.3%
Auto Components	1.7
Biotechnology	1.7
Capital Markets	2.1
Chemicals	0.6
Commercial Banks	2.2
Commercial Services & Supplies	3.9
Communications Equipment	3.3
Construction & Engineering	0.9
Containers & Packaging	0.5
Distributors	0.7
Diversified Consumer Services	0.9
Diversified Financial Services	1.3
Diversified REIT	0.7
Diversified Telecommunication Services	2.5
Electrical Equipment	2.2
Electronic Equipment & Instruments	3.9
Energy Equipment & Services	3.3
Food & Staples Retailing	1.6
Health Care Equipment & Supplies	4.0
Health Care Providers & Services	2.9
Health Care Technology	0.7
Hotels, Restaurants & Leisure	1.6
Insurance	2.7
Internet & Catalog Retail	1.1
Internet Software & Services	5.1
IT Services	1.5
Life Sciences Tools & Services	2.3
Machinery	6.4
Media	0.7
Metals & Mining	2.2
Oil, Gas & Consumable Fuels	8.8
Paper & Forest Products	0.6
Pharmaceuticals	6.4
Residential REIT	0.6
Semiconductors & Semiconductor Equipment	7.9
Software	1.6
Specialty Retail	2.8
Textiles, Apparel & Luxury Goods	3.1
Short-Term Investments	50.8

149.1%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.3%):
Aerospace & Defense (1.3%):

5,470	Esterline Technologies Corp.*†	$269,452
10,200	Triumph Group, Inc.†	480,420

		749,872

Auto Components (1.7%):

7,720	Dana Holding Corp.*†	41,302
33,990	Exide Technologies*†	569,672
20,680	LKQ Corp.*†	373,688

		984,662

Biotechnology (1.7%):

24,720	Alkermes, Inc.*†	305,539
21,670	Cubist Pharmaceuticals, Inc.*	387,026
8,250	Martek Biosciences Corp.*†	278,108

		970,673

Capital Markets (2.1%):

28,500	Knight Capital Group, Inc., Class A*†	512,430
14,580	OptionsXpress Holdings, Inc.†	325,717
21,950	SWS Group, Inc.†	364,590

		1,202,737

Chemicals (0.6%):

23,420	Calgon Carbon Corp.*†	362,073

Commercial Banks (2.2%):

22,580	NewAlliance Bancshares, Inc.	281,798
9,280	SVB Financial Group*†	446,461
10,940	Terra Industries, Inc.†	539,889

		1,268,148

Commercial Services & Supplies (3.9%):

6,866	CoStar Group, Inc.*†	305,194
5,870	FTI Consulting, Inc.*†	401,860
12,360	Herman Miller, Inc.†	307,640
28,050	Innerworkings, Inc.*†	335,478
25,530	Marchex, Inc., Class B†	314,530
11,820	TeleTech Holdings, Inc.*†	235,927
17,460	Tetra Tech, Inc.*†	394,945

		2,295,574

Communications Equipment (3.3%):

47,480	Arris Group, Inc.*†	401,206
11,530	CommScope, Inc.*†	608,438
11,180	Comtech Telecommunications Corp.*†	547,820
37,610	Harmonic, Inc.*†	357,671

		1,915,135

Construction & Engineering (0.9%):

18,278	Emcor Group, Inc.*	521,471

Containers & Packaging (0.5%):

9,990	Rock-Tenn Co., Class A	299,600

Distributors (0.7%):

12,950	Eagle Bulk Shipping, Inc.†	382,932

Diversified Consumer Services (0.9%):

8,510	Capella Education Co.*†	507,622

Diversified Financial Services (1.3%):

9,900	Portfolio Recovery Associates, Inc.*†	371,250
19,990	RiskMetrics Group, Inc.*†	392,604

		763,854

Diversified REIT (0.7%):

22,080	DuPont Fabros Technology, Inc.†	411,571

Diversified Telecommunication Services (2.5%):

25,930	Cogo Group, Inc.*†	236,223
25,970	MasTec, Inc.*†	276,840
17,360	Neutral Tandem, Inc.*	303,800
42,490	Premiere Global Services, Inc.*	619,504

		1,436,367

Electrical Equipment (2.2%):

12,550	EnerSys*	429,586
15,410	II-VI, Inc.*†	538,117
5,850	Powell Industries, Inc.*	294,899

		1,262,602

Electronic Equipment & Instruments (3.9%):

9,660	Bally Technologies, Inc*†	326,508
30,460	Celestica, Inc.*†	256,778
15,840	FLIR Systems, Inc.*†	642,629
5,770	Itron, Inc.*†	567,479
11,260	OSI Systems, Inc.*†	241,189
9,870	Park Electrochemical Corp.†	239,940

		2,274,523

Energy Equipment & Services (3.3%):

10,760	CARBO Ceramics, Inc.†	627,846
17,330	Complete Production Services, Inc.*	631,158
14,770	Willbros Group, Inc.*	647,074

		1,906,078

Food & Staples Retailing (1.6%):

6,680	Central European Distribution Corp.*†	495,322
9,950	Longs Drug Stores Corp.†	418,994

		914,316

Health Care Equipment & Supplies (4.0%):

7,260	Analogic Corp.	457,888
10,950	ArthroCare Corp.*†	446,870
5,910	Datascope Corp.	277,770
11,280	Integra LifeSciences Holdings*†	501,734
9,529	Meridian Bioscience, Inc.†	256,521
14,490	Wright Medical Group, Inc.*†	411,661

		2,352,444

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Health Care Providers & Services (2.9%):

8,590	Amedisys, Inc.*†	$433,108
9,930	HealthExtras, Inc.*	299,290
4,660	Onyx Pharmaceuticals, Inc.*†	165,896
19,780	PSS World Medical, Inc.*	322,414
34,640	Sun Healthcare Group, Inc.*	463,830

		1,684,538

Health Care Technology (0.7%):

24,050	Phase Forward, Inc.*†	432,179

Hotels, Restaurants & Leisure (1.6%):

13,780	P.F. Chang’s China Bistro, Inc.*†	307,845
7,711	Panera Bread Co., Class A*†	356,711
8,960	WMS Industries, Inc.*†	266,739

		931,295

Insurance (2.7%):

11,790	American Physicians Capital, Inc.†	571,107
19,990	AmTrust Financial Services, Inc.†	251,874
12,720	Harleysville Group, Inc.	430,318
9,000	Waddell & Reed Financial, Inc., Class A†	315,090

		1,568,389

Internet & Catalog Retail (1.1%):

10,830	Overstock.com, Inc.*†	281,038
2,980	Priceline.com, Inc.*†	344,071

		625,109

Internet Software & Services (5.1%):

21,810	comScore, Inc.*†	475,894
15,750	F5 Networks, Inc.*†	447,615
14,320	J2 Global Communications, Inc.*†	329,360
38,860	NIC, Inc.	265,414
11,620	Omniture, Inc.*†	215,783
6,770	Sohu.com, Inc.*†	476,879
25,690	ValueClick, Inc.*†	389,204
13,020	VistaPrint, Ltd.*†	348,415

		2,948,564

IT Services (1.5%):

23,430	eResearch Technology, Inc.*†	408,619
24,030	Sykes Enterprises, Inc.*†	453,206

		861,825

Life Sciences Tools & Services (2.3%):

27,690	Bruker Corp.*†	355,817
3,630	Illumina, Inc.*†	316,209
25,640	PAREXEL International Corp.*†	674,588

		1,346,614

Machinery (6.4%):

15,000	Altra Holdings, Inc.*†	252,150
10,330	Astec Industries, Inc.*†	332,006
6,360	Bucyrus International, Inc., Class A	464,407
9,850	Chart Industries, Inc.*†	479,104
8,040	CIRCOR International, Inc.†	393,880
16,880	Enpro Industries, Inc.*†	630,299
11,000	Robbins & Myers, Inc.	548,570
5,120	Sauer-Danfoss, Inc†	159,488
13,570	Titan International, Inc.†	483,364

		3,743,268

Media (0.7%):

45,960	Interpublic Group of Cos., Inc. (The)*	395,256

Metals & Mining (2.2%):

33,030	Eldorado Gold Corp.*	285,709
5,610	Walter Industries, Inc.†	610,200
18,670	Worthington Industries, Inc.†	382,735

		1,278,644

Oil, Gas & Consumable Fuels (8.8%):

6,360	Alliance Resource Partners LP	354,125
8,310	Alpha Natural Resources, Inc.*†	866,650
25,060	Bois d’ Arc Energy, Inc.*	609,209
7,530	Carrizo Oil & Gas, Inc.*	512,718
10,650	Comstock Resources, Inc.*†	899,179
15,520	Gulfport Energy Corp.*†	255,614
13,600	International Coal Group, Inc.*†	177,480
26,830	Rosetta Resources, Inc.*†	764,655
10,380	Swift Energy Co.*†	685,703

		5,125,333

Paper & Forest Products (0.6%):

25,390	Glatfelter	343,019

Pharmaceuticals (6.4%):

6,760	Alexion Pharmaceuticals, Inc.*†	490,100
8,020	Auxilium Pharmaceuticals, Inc.*†	269,632
14,140	K-V Pharmaceutical Co., Class A*†	273,326
13,660	Medicis Pharmaceutical Corp., Class A†	283,855
13,820	OSI Pharmaceuticals, Inc.*†	571,043
35,110	PDL BioPharma, Inc	372,868
5,290	Perrigo Co.†	168,063
23,500	Sciele Pharma, Inc.†	454,725
4,120	United Therapeutics Corp.*†	402,730
15,540	Watson Pharmaceuticals, Inc.*	422,222

		3,708,564

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued

Residential REIT (0.6%):

7,960	Equity Lifestyle Properties, Inc.	$350,240

Semiconductors & Semiconductor Equipment (7.9%):

6,480	ASM International NV†	194,400
17,420	Atheros Communications*†	522,600
18,900	Integrated Device Technology, Inc.*	187,866
27,260	Mellanox Technologies, Ltd.*†	369,100
33,690	Micrel, Inc.†	308,264
23,000	Microsemi Corp.*†	579,140
20,390	Monolithic Power Systems, Inc.*	440,832
15,700	Power Integrations, Inc.*†	496,277
70,930	Silicon Image, Inc.*†	514,242
58,140	Skyworks Solutions, Inc.*†	573,842
35,570	Teradyne, Inc.*†	393,760

		4,580,323

Software (1.6%):

7,090	Advent Software, Inc.*†	255,807
18,790	Ansoft Corp.*	683,956

		939,763

Specialty Retail (2.8%):

12,360	Aeropostale, Inc.*†	387,239
36,630	Dress Barn, Inc.*†	490,109
13,450	Guess?, Inc.†	503,703
41,290	Sally Beauty Holdings, Inc.*†	266,733

		1,647,784

Textiles, Apparel & Luxury Goods (3.1%):

3,690	Deckers Outdoor Corp.*†	513,648
11,180	Fossil, Inc.*†	325,002
16,770	Hanesbrands, Inc*†	455,138
11,810	Warnaco Group, Inc. (The)*†	520,467

		1,814,255

Total Common Stocks (Cost $51,843,195)		57,107,216

Deposit Account (0.5%):
305,575	TNT Offshore Deposit Account	305,575

Total Deposit Account (Cost $305,575)		305,575

Collateral for Securities on Loan (50.3%):
29,241,909	Northern Trust Liquid Institutional Asset Portfolio	29,241,909

Total Collateral for Securities on Loan (Cost $29,241,909)		29,241,909

Total Investment Securities (Cost $81,390,679)(a) 149.1%		86,654,700
Net other assets (liabilities) (49.1)%		(28,551,058)

Net Assets 100.0%		$58,103,642

Percentages indicated are based on net assets as of June 30, 2008.

*	Non-income producing security

†	All or a portion of security is loaned as of June 30, 2008.

LP—Limited Partnership

(a)	Cost for federal income tax purposes is $81,505,874. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$7,852,837
Unrealized depreciation	(2,704,011)

Net unrealized appreciation	$5,148,826

The following represents the concentrations by country of risk (base on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United States	98.6%
Bermuda	0.6%
Canada	0.5%
Netherlands	0.3%

Total	100.0%

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL Turner
Quantitative
Small Cap
Growth Fund

Assets:
Investment securities, at cost	$81,390,679

Investment securities, at value*	$86,654,700
Interest and dividends receivable	14,864
Receivable for capital shares issued	511,541
Receivable for investments sold	234,895
Prepaid expenses	428

Total Assets	87,416,428

Liabilities:
Payable for capital shares redeemed	199
Payable for return of collateral received	29,241,909
Manager fees payable	41,402
Administration fees payable	2,196
Distribution fees payable	12,177
Administrative and compliance services fees payable	484
Trustee fees payable	5
Other accrued liabilities	14,414

Total Liabilities	29,312,786

Net Assets	$58,103,642

Net Assets Consist of:
Capital	$52,875,771
Accumulated net investment income/(loss)	(152,271)
Accumulated net realized gains/(losses) from investment transactions	116,121
Net unrealized appreciation/(depreciation) on investments	5,264,021

Net Assets	$58,103,642

Shares of beneficial interest (unlimited number of shares authorized, no par value)	5,124,578
Net Asset Value (offering and redemption price per share)	$11.34

*	Includes securities on loan of $28,690,795.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL Turner
Quantitative
Small Cap
Growth Fund

Investment Income:
Interest	$1,779
Dividends	112,506
Income from securities lending	71,223

Total Investment Income	185,508

Expenses:
Manager fees	232,806
Administration fees	11,302
Distribution fees	68,473
Custodian fees	10,285
Administrative and compliance service fees	968
Trustees’ fees	1,732
Professional fees	3,995
Shareholder reports	5,463
Other expenses	2,755

Total expenses	337,779

Net Investment Income/(Loss)	(152,271)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(8,021,945)
Change in unrealized appreciation/(depreciation) on investments	597,064

Net Realized/ Unrealized Gains/(Losses) on Investments	(7,424,881)

Change in Net Assets Resulting from Operations	$(7,577,152)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Turner Quantitative
	Small Cap Growth Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$(152,271)	$(367,159)
Net realized gains/(losses) on investment transactions	(8,021,945)	9,010,072
Change in unrealized appreciation/(depreciation) on investments	597,064	(2,305,193)

Change in net assets resulting from operations	(7,577,152)	6,337,720

Dividends to Shareholders:
From net realized gains on investments	—	(1,673,208)

Change in net assets resulting from dividends to shareholders	—	(1,673,208)

Capital Transactions:
Proceeds from shares issued	11,230,265	27,632,644
Proceeds from dividends reinvested	—	1,673,208
Value of shares redeemed	(7,974,889)	(66,214,153)

Change in net assets resulting from capital transactions	3,255,376	(36,908,301)

Change in net assets	(4,321,776)	(32,243,789)
Net Assets:
Beginning of period	62,425,418	94,669,207

End of period	$58,103,642	$62,425,418

Accumulated net investment income/(loss)	$(152,271)	$—

Share Transactions:
Shares issued	990,167	2,118,771
Dividends reinvested	—	133,536
Shares redeemed	(704,635)	(4,988,122)

Change in shares	285,532	(2,735,815)

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended			April 29, 2005 to
	June 30,	For the Year Ended December 31,		December 31,
	2008	2007	2006	2005(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$12.90	$12.50	$11.23	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.03)	(0.08)	(0.03)	(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	(1.53)	0.83	1.30	1.24

Total from Investment Activities	(1.56)	0.75	1.27	1.23

Dividends to Shareholders From:
Net Realized Gains	—	(0.35)	—	—

Total Dividends	—	(0.35)	—	—

Net Asset Value, End of Period	$11.34	$12.90	$12.50	$11.23

Total Return(b) (c)	(12.09)%	6.07%	11.31%	12.30%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$58,104	$62,425	$94,669	$45,548
Net Investment Income/(Loss)(d)	(0.56)%	(0.47)%	(0.23)%	(0.22)%
Expenses Before Reductions(d) (e)	1.23%	1.23%	1.24%	1.35%
Expenses Net of Reductions(d)	1.23%	1.23%	1.23%	1.35%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	N/A	1.23%	1.24%	N/A
Portfolio Turnover Rate(c)	120.75%	239.53%	94.34%	83.87%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Turner Quantitative Small Cap Growth Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Turner Quantitative Small Cap Growth Fund	$29,568,623	$28,690,795

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio, and the non-cash collateral represented U.S. Treasury Bonds at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Turner Investment Partners, Inc. (“Turner”), Turner provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.35%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Turner Quantitative Small Cap Growth Fund	0.85%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $1,012 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund and Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $87 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$86,349,126	$—
Level 2—Other Significant Observable Inputs	305,574	—
Level 3—Significant Unobservable Inputs	—	—

Total	$86,654,700	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Turner Quantitative Small Cap Growth Fund	$69,704,593	$65,718,965

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Turner Quantitative Small Cap Growth Fund	$524,933	$1,148,275	$1,673,208

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed		Accumulated		Total
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Other Losses	Appreciation(a)	Earnings
AZL Turner Quantitative Small Cap Growth Fund	$4,818,325	$5,906,730	$10,725,055	$(2,497,625)	$4,577,593	$12,805,023

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Van Kampen
Comstock Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Van Kampen Comstock Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Van Kampen Comstock Fund	$1,000.00	$836.80	$4.66	1.02%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Van Kampen Comstock Fund	$1,000.00	$1,019.79	$5.12	1.02%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Van Kampen Comstock Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Airline	0.9%
Beverages	2.0
Capital Markets	0.9
Chemicals	2.6
Commercial Banks	7.1
Communications Equipment	0.7
Computers & Peripherals	3.5
Diversified Financial Services	6.4
Diversified Telecommunication Services	5.5
Electronic Equipment & Instruments	0.2
Food & Staples Retailing	1.3
Food Products	7.2
Health Care Equipment & Supplies	0.8
Health Care Providers & Services	2.5
Household Products	2.1
Industrial Conglomerate	1.0
Insurance	8.9
Internet & Catalog Retail	0.9
Internet Software & Services	0.8
IT Services	1.0
Media	11.2
Metals & Mining	0.4
Multiline Retail	5.3
Paper & Forest Products	4.0
Pharmaceuticals	11.5
Semiconductors & Semiconductor Equipment	1.2
Software	0.5
Specialty Retail	1.1
Thrifts & Mortgage Finance	0.8
Tobacco	1.9
Rights	0.0
Commercial Banks	0.0
U.S. Government Agencies	7.4
Short-Term Investments	6.7

108.3%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Share		Value
Common Stocks (94.2%):
Airline (0.9%):

378,900	Southwest Airlines Co.	$4,940,856

Beverages (2.0%):

149,400	Coca-Cola Co.	7,765,812
165,836	Dr. Pepper Snapple Group, Inc.*	3,479,239

		11,245,051

Capital Markets (0.9%):

154,248	Merrill Lynch & Co., Inc.†	4,891,204

Chemicals (2.6%):

223,132	E.I. du Pont de Nemours & Co.	9,570,132
116,700	Rohm & Haas Co.†	5,419,548

		14,989,680

Commercial Banks (7.1%):

315,300	Bank of New York Mellon Corp.	11,927,799
26,400	Barclays plc, ADR†	611,160
110,200	PNC Financial Services Group, Inc.	6,292,420
145,500	U.S. Bancorp	4,057,995
599,700	Wachovia Corp.†	9,313,341
332,800	Wells Fargo & Co.	7,904,000

		40,106,715

Communications Equipment (0.7%):

383,500	Alcatel-Lucent, ADR*†	2,316,340
161,408	Telefonaktiebolaget LM Ericsson, ADR†	1,678,643

		3,994,983

Computers & Peripherals (3.5%):

297,331	Dell, Inc.*	6,505,602
91,700	Hewlett-Packard Co.	4,054,057
77,200	International Business Machines Corp.	9,150,516

		19,710,175

Diversified Financial Services (6.4%):

588,700	Bank of America Corp.	14,052,269
711,000	Citigroup, Inc.	11,916,360
302,898	JP Morgan Chase & Co.	10,392,430

		36,361,059

Diversified Telecommunication Services (5.5%):

336,600	AT&T, Inc.	11,340,054
568,800	Verizon Communications, Inc.	20,135,520

		31,475,574

Electronic Equipment & Instruments (0.2%):

25,340	Cognex Corp.	584,087
66,475	Flextronics International, Ltd.*	624,865
33,110	KEMET Corp.*†	107,276

		1,316,228

Food & Staples Retailing (1.3%):

181,600	CVS Caremark Corp.	7,185,912

Food Products (7.2%):

253,848	Cadbury plc, ADR	12,773,632
458,545	Kraft Foods, Inc.	13,045,605
181,000	Sara Lee Corp.	2,217,250
452,000	Unilever NV, New York Shares	12,836,800

		40,873,287

Health Care Equipment & Supplies (0.8%):

387,500	Boston Scientific Corp.*	4,762,375

Health Care Providers & Services (2.5%):

198,314	Cardinal Health, Inc.	10,229,036
72,800	UnitedHealth Group, Inc.	1,911,000
44,300	WellPoint, Inc.*	2,111,338

		14,251,374

Household Products (2.1%):

132,500	Kimberly-Clark Corp.	7,920,850
66,400	Procter & Gamble Co.	4,037,784

		11,958,634

Industrial Conglomerate (1.0%):

205,164	General Electric Co.	5,475,827

Insurance (8.9%):

36,400	AFLAC, Inc.	2,285,920
136,800	American International Group, Inc.	3,619,728
1,110	Berkshire Hathaway, Inc., Class B*	4,453,320
340,860	Chubb Corp. (The)	16,705,549
105,200	Genworth Financial, Inc.	1,873,612
	Hartford Financial Services
96,300	Group, Inc.	6,218,091
109,500	MetLife, Inc.	5,778,315
69,650	Torchmark Corp.	4,084,972
126,600	Travelers Cos., Inc. (The)	5,494,440

		50,513,947

Internet & Catalog Retail (0.9%):

	Liberty Media Corp. -
365,350	Interactive, Series A*†	5,392,566

Internet Software & Services (0.8%):

167,800	eBay, Inc.*	4,585,974

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Share		Value
Common Stocks, continued

IT Services (1.0%):

60,400	Computer Sciences Corp.*	$2,829,136
124,929	Western Union Co.†	3,088,245

		5,917,381

Media (11.2%):

1,017,100	Comcast Corp., Class A	19,294,387
236,280	Liberty Media Corp.- Entertainment, Series A*	5,725,065
381,500	News Corp., Class B	5,856,025
1,110,800	Time Warner, Inc.†	16,439,840
528,100	Viacom, Inc., Class B*	16,128,174

		63,443,491

Metals & Mining (0.4%):

61,400	Alcoa, Inc.	2,187,068
Multiline Retail (5.3%):

99,700	J.C. Penney Co., Inc.	3,618,113
165,500	Macy’s, Inc.	3,214,010
415,900	Wal-Mart Stores, Inc.	23,373,580

		30,205,703

Paper & Forest Products (4.0%):

984,293	International Paper Co.	22,934,027

Pharmaceuticals (11.5%):

143,100	Abbott Laboratories	7,580,007
738,200	Bristol-Myers Squibb Co.	15,155,246
135,300	Eli Lilly & Co.	6,245,448
80,100	GlaxoSmithKline plc, ADR	3,542,022
492,421	Pfizer, Inc.	8,602,595
23,300	Roche Holding AG, ADR	2,104,456
573,400	Schering Plough Corp.	11,290,246
227,300	Wyeth	10,901,308

		65,421,328

Semiconductors & Semiconductor Equipment (1.2%):

177,700	Intel Corp.	3,816,996
67,600	KLA-Tencor Corp.	2,751,996

		6,568,992

Software (0.5%):

$108,755	Microsoft Corp.	2,991,850

Specialty Retail (1.1%):

135,641	Home Depot, Inc.	3,176,712
162,100	Lowe’s Cos., Inc.†	3,363,575

		6,540,287

Thrifts & Mortgage Finance (0.8%):

$57,537	Fannie Mae	$1,122,547
193,300	Freddie Mac	3,170,120

		4,292,667

Tobacco (1.9%):

164,700	Altria Group, Inc.	3,386,232
152,200	Philip Morris International, Inc.	7,517,158

		10,903,390

Total Common Stocks (Cost $634,226,598)		535,437,605

Rights (0.0%):
Commercial Banks (0.0%):

5,657	Barclays plc, ADR*	—

Total Rights (Cost $—)		—

U.S. Government Agency (7.4%):
	Federal Home Loan Bank, 2.00%,
42,100,000	7/1/08(a)	42,100,000

Total U.S. Government Agency (Cost $42,100,000)		42,100,000

Deposit Account (0.0%):
107,397	TNT Offshore Deposit Account	107,397

Total Deposit Account (Cost $107,396)		107,397

Collateral for Securities on Loan (6.7%):
	Allianz Dresdner Daily Asset
38,043,210	Fund#	38,043,210

Total Collateral For Securities On Loan (Cost $38,043,210)		38,043,210

Total Investment Securities (Cost $714,477,204)(b) 108.3%		615,688,212
Net other assets (liabilities) (8.3)%		(47,391,619)

Net Assets 100.0%		$568,296,593

Percentages indicated are based on net assets as of June 30, 2008.

*	Non-income producing security

†	All or a portion of security is loaned as of June 30, 2008.

#	Investment in affiliate.

ADR—American Depository Receipt

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

PLC—Public Liability Co.

(a)	The rate presented represents the effective yield at June 30, 2008.

(b)	Cost for federal income tax purposes is $715,821,005. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$27,706,678
Unrealized depreciation	(127,839,471)

Net unrealized depreciation	$(100,132,793)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United States	93.7%
United Kingdom	2.9%
Netherlands	2.2%
France	0.4%
Switzerland	0.4%
Sweden	0.3%
Singapore	0.1%

100.0%

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL Van
Kampen
Comstock
Fund

Assets:
Investment securities, at cost	$714,477,204

Investment securities, at value*†	$615,688,212
Interest and dividends receivable	770,548
Receivable for investments sold	1,059,829
Prepaid expenses	5,324

Total Assets	617,523,913

Liabilities:
Payable for investments purchased	9,710,787
Payable for capital shares redeemed	803,997
Payable for return of collateral received	38,043,210
Manager fees payable	347,871
Administration fees payable	21,324
Distribution fees payable	124,339
Administrative and compliance services fees payable	6,042
Trustee fees payable	55
Other accrued liabilities	169,695

Total Liabilities	49,227,320

Net Assets	$568,296,593

Net Assets Consist of:
Capital	$580,664,931
Accumulated net investment income/(loss)	17,529,104
Accumulated net realized gains/(losses) from investment transactions	68,891,550
Net unrealized appreciation/(depreciation) on investments	(98,788,992)

Net Assets	$568,296,593

Shares of beneficial interest (unlimited number of shares authorized, no par value)	60,562,334
Net Asset Value (offering and redemption price per share)	$9.38

*	Includes securities on loan of $36,109,351.

†	Includes investment in affiliate of $38,043,210.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL Van
Kampen
Comstock
Fund

Investment Income:
Interest	$326,965
Dividends	8,934,177
Income from securities lending	58,583

Total Investment Income	9,319,725

Expenses:
Manager fees	2,346,152
Administration fees	121,745
Distribution fees	806,787
Custodian fees	24,462
Administrative and compliance service fees	12,084
Trustees’ fees	18,425
Professional fees	37,345
Shareholder reports	35,628
Other expenses	2,839

Total expenses before reductions	3,405,467
Less expenses waived/reimbursed by the Manager	(99,331)
Less expenses paid indirectly	(19,772)

Net expenses	3,286,364

Net Investment Income/(Loss)	6,033,361

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	5,647,720
Change in unrealized appreciation/(depreciation) on investments	(127,392,125)

Net Realized/Unrealized Gains/(Losses) on Investments	(121,744,405)

Change in Net Assets Resulting from Operations	$(115,711,044)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Van
	Kampen Comstock Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/ (loss)	$6,033,361	$11,495,705
Net realized gains/ (losses) on investment transactions	5,647,720	65,133,381
Change in unrealized appreciation/ (depreciation) on investments	(127,392,125)	(99,976,027)

Change in net assets resulting from operations	(115,711,044)	(23,346,941)

Dividends to Shareholders:
From net investment income	—	(10,639,853)
From net realized gains on investments	—	(18,348,388)

Change in net assets resulting from dividends to shareholders	—	(28,988,241)

Capital Transactions:
Proceeds from shares issued	34,355,102	89,064,935
Proceeds from shares issued in merger	—	167,533,145
Proceeds from dividends reinvested	—	28,988,241
Value of shares redeemed	(104,843,794)	183,910,309

Change in net assets resulting from capital transactions	(70,488,692)	101,676,012

Change in net assets	(186,199,736)	49,340,830
Net Assets:
Beginning of period	754,496,329	705,155,499

End of period	$568,296,593	$754,496,329

Accumulated net investment income/(loss)	$17,529,104	$11,495,743

Share Transactions:
Shares issued	3,304,011	7,345,700
Shares issued in merger	—	13,972,739
Dividends reinvested	—	2,475,512
Shares redeemed	(10,026,631)	(15,274,467)

Change in shares	(6,722,620)	8,519,484

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Financial Highlights, continued
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended
	June 30,	For the Year Ended December 31,
	2008	2007	2006	2005	2004	2003
	(Unaudited)

Net Asset Value, Beginning of Period	$11.21	$12.00	$11.15	$11.23	$9.63	$7.44

Investment Activities:
Net Investment Income/(Loss)	0.12	0.19	0.18	0.11	0.10	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	(1.95)	(0.43)	1.52	0.31	1.54	2.19

Total from Investment Activities	(1.83)	(0.24)	1.70	0.42	1.64	2.27

Dividends to Shareholders From:
Net Investment Income	—	(0.20)	(0.13)	(0.04)	(0.04)	(0.08)
Net Realized Gains	—	(0.35)	(0.72)	(0.46)	—	—

Total Dividends	—	(0.55)	(0.85)	(0.50)	(0.04)	(0.08)

Net Asset Value, End of Period	$9.38	$11.21	$12.00	$11.15	$11.23	$9.63

Total Return(a) (b)	(16.32)%	(2.22)%	15.76%	3.92%	17.12%	30.53%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$568,297	$754,496	$705,155	$559,933	$380,374	$201,265
Net Investment Income/(Loss)(c)	1.87%	1.58%	1.71%	1.44%	1.13%	1.08%
Expenses Before Reductions(c) (d)	1.06%	1.08%	1.08%	1.19%	1.20%	1.28%
Expenses Net of Reductions(c)	1.02%	1.05%	1.05%	1.18%	1.20%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.03%	1.05%	1.05%	1.19%	N/A	N/A
Portfolio Turnover Rate(b)	9.49%	22.75%	28.14%	30.83%	31.77%	36.85%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Van Kampen Comstock Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL TargetPLUS Equity Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Van Kampen Comstock Fund	$38,043,210	$36,109,351

The Fund received cash collateral for securities loaned. The cash was invested in an Allianz Dresdner Daily Asset Fund at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management (“VKAM”), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.20%.

The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.775%, the next $150 million at 0.75%, the next $250 million at 0.725% and over $500 million at 0.675%. The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fees through April 30, 2009 as follows: the first $100 million at 0.75%, the next $400 million at 0.70% and over $500 million at 0.65%.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

The Fund’s lending agent is Dresdner Bank, AG (the “Agent”), an affiliate of the Manager. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 20% of the income earned from securities lending. During the period ended June 30, 2008, the Agent received $30,253 in fees for acting as the Securities Lending Agent.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $12,606 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $12,464 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$571,376,359	$—
Level 2—Other Significant Observable Inputs	44,311,853	—
Level 3—Significant Unobservable Inputs	—	—

Total	$615,688,212	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Van Kampen Comstock Fund	$58,894,903	$113,179,182

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Van Kampen Comstock Fund	$11,566,009	$17,422,232	$28,988,241

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Comstock Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Van Kampen Comstock Fund	$15,803,922	$60,207,568	$76,011,490	$27,331,216	$103,342,706

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Van Kampen
Equity and Income Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Van Kampen Equity and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Annualized Expense
	Account Value	Account Value	During Period*	Ratio During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Van Kampen Equity and Income Fund	$1,000.00	$910.90	$4.99	1.05%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid	Annualized Expense
	Account Value	Account Value	During Period*	Ratio During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Van Kampen Equity and Income Fund	$1,000.00	$1,019.64	$5.27	1.05%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Van Kampen Equity and Income Fund invested, as a percentage of net assets, in the following types of securities, as of June 30, 2008:

Percent of
Investments	net assets*
Common Stocks	61.3%
Convertible Bonds	8.6
Corporate Bonds	6.7
Preferred Stocks	4.2
U.S. Government Agency Mortgages	6.0
U.S. Treasury Obligations	10.4
Asset Backed Securities	0.9
U.S. Government Agency	3.0
Collaterized Mortgage Obligations	0.3
Collateral for Securities on Loan	20.4
Mutual Funds	0.7
Short-Term Investments	0.2

122.7%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (61.3%):
Aerospace & Defense (1.1%):

38,780	Raytheon Co.	$2,182,538
Air Freight & Logistics (0.3%):

8,300	FedEx Corp.	653,957
Airlines (0.2%):

28,570	Continental Airlines, Inc., Class B*†	288,843
15,200	UAL Corp.†	79,344

		368,187

Automobiles (0.6%):

12,622	Harley-Davidson, Inc.	457,674
20,570	Honda Motor Co., Ltd., ADR†	699,997

		1,157,671

Beverages (0.8%):

24,620	Coca-Cola Co.	1,279,748
17,489	Dr. Pepper Snapple Group, Inc.*†	366,919

		1,646,667

Capital Markets (1.1%):

67,566	Charles Schwab Corp.	1,387,806
28,688	Merrill Lynch & Co., Inc.	909,696

		2,297,502

Chemicals (2.6%):

55,000	Bayer AG, ADR	4,622,183
14,820	E.I. du Pont de Nemours & Co.	635,630

		5,257,813

Commercial Banks (1.9%):

29,663	Mitsubishi UFJ Financial Group, Inc., ADR	261,034
49,552	Mizuho Financial Group, Inc., ADR†	459,347
32,493	PNC Financial Services Group, Inc.	1,855,350
70	Sumitomo Mitsui Financial Group, Inc.	525,227
21,180	SunTrust Banks, Inc.	767,140

		3,868,098

Communications Equipment (1.3%):

228,780	Alcatel-Lucent, ADR*†	1,381,831
54,050	Cisco Systems, Inc.*	1,257,203

		2,639,034

Computers & Peripherals (1.1%):

18,990	EMC Corp.*	278,963
39,476	Hewlett-Packard Co.	1,745,234
120,000	NetApp, Inc.(a)	116,100

		2,140,297

Diversified Financial Services (4.5%):

52,901	Bank of America Corp.	1,262,747
20,713	Capital One Financial Corp.†	787,301
92,174	Citigroup, Inc.	1,544,836
138,046	JP Morgan Chase & Co.	4,736,358
530	Wachovia Corp., Series L	467,132
14,000	Washington Mutual, Inc.	336,000

		9,134,374

Diversified Telecommunication Services (1.6%):

89,547	Verizon Communications, Inc.	3,169,964

Electric Utilities (3.3%):

69,340	American Electric Power Co., Inc.	2,789,548
11,878	Entergy Corp.	1,431,062
28,370	FirstEnergy Corp.	2,335,702

		6,556,312

Energy Equipment & Services (0.4%):

8,500	Schlumberger, Ltd.	913,155
Food & Staples Retailing (0.1%):

116,750	Rite Aid Corp.*†	185,632
Food Products (3.2%):

41,262	Cadbury plc, ADR	2,076,304
10,550	ConAgra Foods, Inc.	203,404
54,091	Kraft Foods, Inc.	1,538,889
95,360	Unilever NV, New York Shares†	2,708,224

		6,526,821

Health Care Equipment & Supplies (1.2%):

85,920	Boston Scientific Corp.*	1,055,957
27,730	Covidien, Ltd.	1,327,990
2	Edwards Lifesciences Corp.*	124

		2,384,071

Hotels, Restaurants & Leisure (0.5%):

60,810	Starbucks Corp.*	957,149
Household Durables (0.5%):

23,470	Sony Corp., SP ADR†	1,026,578
Household Products (1.0%):

19,590	Kimberly-Clark Corp.	1,171,090
13,250	Procter & Gamble Co.	805,733

		1,976,823

Independent Power Producers & Energy Traders (0.4%):

17,190	NRG Energy, Inc.*	737,451
Industrial Conglomerates (2.1%):

74,190	General Electric Co.	1,980,131
20,300	Siemens AG, ADR†	2,235,639

		4,215,770

Insurance (4.7%):

62,341	AEGON NV	817,291
38,642	Chubb Corp. (The)	1,893,844

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued

14,369	Hartford Financial Services Group, Inc.	$927,806
139,135	Marsh & McLennan Cos., Inc.	3,694,034
50,032	Travelers Cos., Inc. (The)	2,171,389

		9,504,364

Internet Software & Services (1.0%):

70,900	eBay, Inc.*	1,937,697
Media (3.9%):

94,863	Comcast Corp., Class A	1,799,551
236,875	Time Warner, Inc.	3,505,750
85,885	Viacom, Inc., Class B*	2,622,928

		7,928,229

Metals & Mining (0.9%):

33,210	Newmont Mining Corp.	1,732,234
Multiline Retail (3.4%):

46,520	Macy’s, Inc.	903,418
103,740	Wal-Mart Stores, Inc.	5,830,188

		6,733,606

Oil, Gas & Consumable Fuels (6.4%):

15,980	BP plc, ADR†	1,111,729
10,270	ConocoPhillips	969,385
9,220	Devon Energy Corp.	1,107,875
20,440	Exxon Mobil Corp.	1,801,377
30,210	Occidental Petroleum Corp.	2,714,671
47,280	Royal Dutch Shell plc, ADR†	3,863,249
29,840	Williams Cos., Inc. (The)	1,202,850

		12,771,136

Personal Products (0.5%):

20,960	Estee Lauder Co., Inc. (The), Class A†	973,592
Pharmaceuticals (6.8%):

50,740	Abbott Laboratories	2,687,698
99,000	Bristol-Myers Squibb Co.	2,032,470
36,720	Novartis AG, ADR†	2,021,069
22,550	Roche Holding AG, ADR	2,036,716
167,126	Schering Plough Corp.	3,290,711
31,950	Wyeth	1,532,322

		13,600,986

Semiconductors & Semiconductor Equipment (0.6%):

54,281	Intel Corp.	1,165,956

Software (0.5%):

19,230	Oracle Corp.*	403,830
33,619	Symantec Corp.*	650,528

		1,054,358

Specialty Retail (1.3%):

31,280	Home Depot, Inc.	732,577
63,805	Office Depot, Inc.*	698,027
28,880	Tyco International, Ltd.	1,156,355

		2,586,959

Thrifts & Mortgage Finance (0.4%):

53,129	Freddie Mac	871,316

Tobacco (1.1%):

33,760	Altria Group, Inc.	694,106
29,040	Philip Morris International, Inc.	1,434,285

		2,128,391

Total Common Stocks (Cost $125,649,569)		122,984,688
Convertible Bonds (8.6%):
Airlines (0.2%):

325,000	AMR Corp., 4.50%, 2/15/24†	241,719
$400,000	UAL Corp., 4.50%, 6/30/21	151,116

		392,835

Automobiles (0.1%):
251,000	Ford Motor Co., 12/15/36	182,603

Commercial Services & Supplies (0.9%):

800,000	EMC Corp., 1.75%, 12/1/11(a)	911,000
507,000	Sandisk Corp., 1.00%, 5/15/13	347,929
512,000	Xilinx, Inc., 3.13%, 3/15/37	483,840

		1,742,769

Containers & Packaging (0.2%):

500,000	Sealed Air Corp., 3.00%, 6/30/33(a)	478,125

Diversified Financial Services (0.7%):

1,300,000	Goldman Sachs Group, Inc., 2.00%, 5/9/14	1,327,144

Diversified Telecommunication Services (1.0%):

800,000	L-3 Communication Corp., 3.00%, 8/1/35†	885,000
525,000	Level 3 Communications, Inc., 6.00%, 3/15/10†	488,250
400,000	Level 3 Communications, Inc., 2.88%, 7/15/10	334,500
457,000	Lucent Technologies Corp., 2.75%, 6/15/25	361,601

		2,069,351

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Convertible Bonds, continued

Electric Utilities (0.1%):

$38,000	PG&E Corp., 9.50%, 6/30/10	$104,358

Electronic Equipment & Instruments (0.6%):

520,000	JDS Uniphase, 0.00%, 11/15/10	500,500
400,000	JDS Uniphase, 1.00%, 5/15/26	309,500
460,000	Linear Technology Corp., 3.00%, 5/1/27	438,725

		1,248,725

Health Care Equipment & Supplies (1.6%):

300,000	Advanced Medical Optics, Inc., 2.50%, 7/15/24	272,625
600,000	Advanced Medical Optics, Inc., 3.25%, 8/1/26	437,250
183,000	Allergan, Inc., 1.50%, 4/1/26†	192,836
325,000	Beckman Coulter, 2.50%, 12/15/36(a)	359,531
525,000	Invitrogen Corp., 1.50%, 2/15/24	502,687
171,000	Invitrogen Corp., 3.25%, 6/15/25	178,054
513,000	LifePoint Hospitals, Inc., 3.50%, 5/15/14†	436,691
213,000	Medtronic, Inc., 1.50%, 4/15/11	226,313
610,000	Medtronic, Inc., 1.25%, 9/15/21	608,475

		3,214,462

Health Care Providers & Services (0.1%):

26,000	Health Management Associates, Inc., 4.38%, 8/1/23	25,903
100,000	Health Management Associates, Inc., 3.75%, 5/1/28	97,065
157,000	ST.JUDE Medical, 1.22%, 12/15/08	155,430

		278,398

Hotels, Restaurants & Leisure (0.5%):

500,000	Eastman Kodak Co., 3.38%, 10/15/33†	471,250
431,000	International Game Technology Co., 2.60%, 12/15/36	413,760
239,000	Live Nation, Inc., 2.88%, 7/15/27	174,171

		1,059,181

IT Services (0.7%):

650,000	3M Co., 2.40%, 11/21/32	546,000
800,000	Cadence Design Systems, Inc., 1.38%, 12/15/11	687,000
240,000	Cadence Design Systems, Inc., 1.50%, 12/15/13	194,100

		1,427,100

Machinery (0.1%):

200,000	Allied Waste Technologies, 4.25%, 4/15/34†	190,000

Media (0.3%):

468,000	Interpublic Group of Cos., Inc., 4.75%, 3/15/23	479,700
75,000	Liberty Media Corp., 3.13%, 3/30/23	78,187

		557,887

Pharmaceuticals (1.5%):

1,249,000	Amgen, Inc., 0.38%, 2/1/13 †	1,086,630
451,000	Amgen, Inc., 0.38%, 2/1/13	392,370
673,000	Omnicare, Inc., 3.25%, 12/15/35	503,067
276,000	Rite Aid Corp., 8.50%, 5/15/15	248,055
700,000	Watson Pharmaceuticals, Inc., 1.75%, 3/15/23	666,750

		2,896,872

Total Convertible Bonds (Cost $18,347,266)		17,169,810
Corporate Bonds (6.7%):
Air Freight & Logistics (0.0%):

40,000	Fedex Corp., 5.50%, 8/15/09	40,223

Automobiles (0.0%):

60,000	DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31	69,373

Beverages (0.0%):

40,000	Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18	40,165

Biotechnology (0.1%):

85,000	Biogen Idec, Inc., 6.88%, 3/1/18	87,067
20,000	Monsanto Co., 5.13%, 4/15/18	19,614

		106,681

continued

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued

Capital Markets (0.1%):

$10,000	Brookfield Asset Management, Inc., 8.13%, 12/15/08†	$10,071
115,000	Brookfield Asset Management, Inc., 7.13%, 6/15/12	116,128
45,000	Brookfield Asset Management, Inc., 5.80%, 4/25/17	40,185

		166,384

Chemicals (0.0%):

60,000	ICI Wilmington, Inc., 4.38%, 12/1/08	60,088

Commercial Banks (0.4%):

320,000	Bank of America Corp., 5.75%, 12/1/17	300,517
60,000	Chase Manhattan Corp., 7.00%, 11/15/09	61,329
95,000	Citigroup, Inc., 5.88%, 5/29/37	80,783
105,000	HBOS plc, 6.75%, 5/21/18	100,419
80,000	J.P. Morgan Chase & Co., 6.00%, 2/15/09	80,469
90,000	Washington Mutual, Inc., 8.25%, 4/1/10†	79,650
180,000	Wells Fargo & Co., 5.63%, 12/11/17	174,158

		877,325

Commercial Services & Supplies (0.0%):

70,000	Archer Daniels Midland Co., 5.45%, 3/15/18	68,295

Computers & Peripherals (0.1%):

80,000	Dell, Inc., 5.65%, 4/15/18†	77,198
35,000	Hewlett-Packard Co., 5.50%, 3/1/18	34,279

		111,477

Diversified Consumer Services (1.2%):

215,000	Aig Sunamer Glob Fin Vi, 6.30%, 5/10/11(a)	218,345
100,000	American General Finance, 4.63%, 5/15/09	99,197
50,000	American General Finance Corp., 4.63%, 9/1/10	48,446
85,000	Bear Stearns Co., Inc., 6.40%, 10/2/17	83,996
60,000	CIT Group, Inc., 5.00%, 11/24/08†	58,710
200,000	Farmers Exchange Capital, 7.05%, 7/15/28	182,820
110,000	FBG Finance, Ltd., 5.13%, 6/15/15†	103,827
10,000	Fedex Corp., 7.25%, 2/15/11	10,412
95,000	General Electric Capital Corp., 5.88%, 2/15/12†	98,561
80,000	General Electric Capital Corp., 4.75%, 9/15/14	78,505
125,000	General Electric Captial Corp., 5.63%, 9/15/17	122,241
50,000	Household Finance Corp., 4.13%, 11/16/09	49,669
60,000	Household Finance Corp., 8.00%, 7/15/10	62,742
165,000	Household Finance Corp., 6.38%, 10/15/11	168,753
65,000	HSBC Finance Corp., 6.75%, 5/15/11	67,550
135,000	Nationwide Building Society, 4.25%, 2/1/10	132,655
50,000	Platinum Underwriters Finance, Inc., 7.50%, 6/1/17	46,973
75,000	Popular North America, Inc., 5.65%, 4/15/09†	74,274
35,000	Prudential Financial, Inc., 6.63%, 12/1/37	33,038
10,000	Sprint Capital Corp., 8.75%, 3/15/32	9,525
140,000	Telecom Italia Capital, 4.00%, 1/15/10	138,118
25,000	Telecom Italia Capital, 4.88%, 10/1/10	24,792
125,000	Telefonica Europe BV, 8.25%, 9/15/30	143,495
95,000	Textron Financial Corp., 5.13%, 2/3/11	96,049
285,000	Wachovia Capital Trust III, 5.80%, 3/15/42	193,800
115,000	Xlliac Global Funding, 4.80%, 8/10/10	114,084

		2,460,577

Diversified Financial Services (1.1%):

60,000	Bank of New York Mellon Corp., 4.50%, 4/1/13	58,488
90,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	93,921
20,000	Capmark Financial Group, Inc., 6.30%, 5/10/17	12,928
135,000	Citigroup, Inc., 6.13%, 11/21/17	129,560
205,000	Credit Suisse Group, 6.00%, 2/15/18	197,398
55,000	Deutsche Telekom International Finance, 8.25%, 6/15/30	63,106

continued

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Diversified Financial Services, continued

$155,000	E ON International Finance BV, 5.80%, 4/30/18	$152,056
255,000	General Electric Capital Corp., 5.63%, 5/1/18	246,599
170,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	164,927
185,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	169,228
65,000	Harley-Davidson Funding Corp., 6.80%, 6/15/18	64,222
210,000	JPMorgan Chase & Co., 4.75%, 5/1/13	204,091
60,000	Lehman Brothers Holdings, 5.75%, 1/3/17	52,948
110,000	Lehman Brothers Holdings, 6.50%, 7/19/17	101,763
195,000	Lehman Brothers Holdings, 6.88%, 7/17/37	167,856
55,000	Nisource Finance Corp., 6.80%, 1/15/19	53,936
100,000	NYSE Euronext, 4.80%, 6/28/13	98,624
85,000	Rio Tinto Finance (USA) Ltd., 6.50%, 7/15/18	85,258
50,000	Wachovia Corp., 5.50%, 5/1/13, MTN	47,855

		2,164,764

Diversified Telecommunication Services (0.3%):

65,000	AT&T Corp. Pp, 8.00%, 11/15/31	74,620
180,000	AT&T, Inc., 6.30%, 1/15/38	170,056
125,000	France Telecom SA, 8.51%, 3/1/31	151,305
55,000	SBC Communications, Inc., 6.15%, 9/15/34	51,391
180,000	Verizon Communications, Inc., 5.50%, 2/15/18	171,236

		618,608

Electric Utilities (0.3%):

15,000	Appalachian Power Co., 5.65%, 8/15/12	15,007
105,000	Arizona Public Service Co., 5.80%, 6/30/14	99,763
80,000	Carolina Power & Light Co., 5.13%, 9/15/13	80,498
65,000	Consumers Energy Co., 4.80%, 2/17/09	65,187
10,000	Consumers Energy Corp., 4.00%, 5/15/10	9,925
70,000	Detroit Edison Co., 6.13%, 10/1/10	72,852
55,000	Ohio Edison, 6.40%, 7/15/16	54,869
115,000	Ohio Power Co., 6.00%, 6/1/16†	114,080
45,000	Peco Energy Co., 5.35%, 3/1/18	44,041
50,000	Union Electric Co., 6.70%, 2/1/19	50,646

		606,868

Electronic Equipment & Instruments (0.2%):

190,000	General Electric Co., 5.25%, 12/6/17	182,653
50,000	LG Electronics, Inc., 5.00%, 6/17/10	49,197
105,000	Philips Electronics NV, 5.75%, 3/11/18	102,871

		334,721

Energy Equipment & Services (0.0%):

55,000	Weatherford International, Ltd., 6.00%, 3/15/18†	54,281
Food & Staples Retailing (0.2%):

30,000	ConAgra Foods, Inc., 7.00%, 10/1/28	30,884
60,000	ConAgra Foods, Inc., 8.25%, 9/15/30	69,504
20,000	Delhaize America, Inc., 9.00%, 4/15/31	23,544
110,000	Kraft Foods, Inc., 6.13%, 8/23/18	106,526
40,000	Kroger Co., 5.00%, 4/15/13	39,345
95,000	Yum! Brands, Inc., 8.88%, 4/15/11	102,685

		372,488

Gas Utilities (0.1%):

35,000	Consolidated Natural Gas, 6.25%, 11/1/11	36,122
25,000	Equitable Resources, Inc., 6.50%, 4/1/18	25,036
55,000	Texas East Transmission, 7.00%, 7/15/32	55,125

		116,283

Health Care Equipment & Supplies (0.2%):

50,000	Baxter International, Inc., 4.63%, 3/15/15	47,580
65,000	Baxter International, Inc., 5.38%, 6/1/18	64,234
80,000	Covidien, Ltd., 6.00%, 10/15/17	80,980

continued

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Health Care Equipment & Supplies, continued

$185,000	Wright Medical Group, Inc., 2.63%, 12/1/14	$194,712

		387,506

Health Care Providers & Services (0.0%):

60,000	UnitedHealth Group, Inc., 6.00%, 2/15/18	58,040

Hotels, Restaurants & Leisure (0.0%):

65,000	Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	61,299

Industrial Conglomerates (0.1%):

70,000	Honeywell International, Inc., 5.30%, 3/1/18	68,956
60,000	Parker Hannifin Corp., Series A, 5.50%, 5/15/18 , MTN	60,189

		129,145

Insurance (0.4%):

60,000	ACE INA Holdings, Inc., 5.60%, 5/15/15	57,783
170,000	Berkshire Hathaway, Inc., 5.40%, 5/15/18(a)	169,907
100,000	Catlin Insurance Co., Ltd., 7.25%, 1/19/17(a)	72,993
20,000	Chubb Corp. (The), 5.75%, 5/15/18	19,384
494,000	Conseco, Inc., 3.50%, 9/30/35	400,140
55,000	Travelers Cos., Inc. (The), 5.80%, 5/15/18	53,513
35,000	WellPoint, Inc., 4.25%, 12/15/09	34,648

		808,368

Machinery (0.0%):

70,000	Cooper Industries, Inc., 5.25%, 11/15/12	70,293
Media (0.3%):

110,000	Comcast Cable Communications, Inc., 6.75%, 1/30/11†	113,958
150,000	Comcast Corp., 5.70%, 5/15/18†	142,308
65,000	Cox Communications, Inc., 6.25%, 6/1/18	63,453
65,000	Time Warner Cable, Inc., 6.75%, 7/1/18	65,431
115,000	Viacom, Inc., 6.88%, 4/30/36	107,995
105,000	Vivendi, 6.63%, 4/4/18	104,221

		597,366

Metals & Mining (0.0%):

80,000	Arcelormittal, 6.13%, 6/1/18	78,180
Multiline Retail (0.2%):

20,000	CVS Caremark Corp., 5.75%, 6/1/17	19,671
25,000	CVS Corp., 5.75%, 8/15/11	25,615
101,424	CVS Lease Pass Through, 6.04%, 12/10/28	94,176
80,000	Home Depot, Inc., 5.40%, 3/1/16	73,460
115,000	Wal-Mart Stores, Inc., 4.25%, 4/15/13	114,356

		327,278

Office Electronics (0.0%):

60,000	Xerox Corp., 6.35%, 5/15/18	59,226

Oil, Gas & Consumable Fuels (0.4%):

25,000	Centerpoint Energy Resource, 7.88%, 4/1/13	26,763
30,000	Centerpoint Energy, Inc., 6.25%, 2/1/37	26,620
130,000	ConocoPhillips Co., 5.20%, 5/15/18†	128,118
55,000	Kinder Morgan Energy Parters LP, 5.95%, 2/15/18	53,584
70,000	Marathon Oil Corp., 6.00%, 10/1/17	69,600
40,000	Marathon Oil Corp., 5.90%, 3/15/18	39,532
60,000	Petro-Canada, 6.05%, 5/15/18	59,129
125,000	Plains All American Pipeline, 6.70%, 5/15/36	118,951
75,000	Questar Market Resources, Inc., 6.80%, 4/1/18	73,281
80,000	Valero Energy Corp., 3.50%, 4/1/09	79,781
95,000	XTO Energy, Inc., 5.50%, 6/15/18	90,723

		766,082

Pharmaceuticals (0.7%):

336,000	Affymetrix, 3.50%, 1/15/38	273,420
105,000	Amgen, Inc., 5.85%, 6/1/17	103,421
75,000	AstraZeneca PLC, 5.90%, 9/15/17†	76,875
130,000	Bristol-Myers Squibb Co., 5.45%, 5/1/18	128,241
120,000	GlaxoSmithkline Capital PLC., 5.65%, 5/15/18	119,542
600,000	ImClone Systems, Inc., 1.38%, 5/15/24	579,000

continued

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Shares or
Principal		Fair
Amount		Value

Corporate Bonds, continued
Pharmaceuticals, continued

$65,000	Medco Health Solutions, Inc., 7.13%, 3/15/18†	$67,502
15,000	Wyeth, 5.50%, 2/15/16	15,076
45,000	Wyeth, 5.45%, 4/1/17	44,381

		1,407,458

Real Estate Investment Trusts (REITs) (0.0%):

25,000	ProLogis, 6.63%, 5/15/18	24,626

Road & Rail (0.1%):

90,000	Burlington North Santa Fe, Inc., 6.13%, 3/15/09	90,826
20,000	Canadian National Railway Co., 5.55%, 5/15/18	19,733

		110,559

Semiconductors & Semiconductor Equipment (0.0%):

80,000	KLA Instruments Corp., 6.90%, 5/1/18	78,429

Software (0.1%):

105,000	Oracle Corp., 5.75%, 4/15/18	104,910

Tobacco (0.1%):

110,000	Philip Morris International, Inc., 5.65%, 5/16/18	106,916

Total Corporate Bonds (Cost $13,980,057)		13,444,282
Preferred Stocks (4.2%):
Automobiles (0.2%):

11,830	Ford Capital Trust II	327,543

Commercial Services & Supplies (0.4%):

10,000	Archer Daniels	438,400
6,715	Avery Dennison	301,067

		739,467

Communications Equipment (0.3%):

900	Lucent Technologies Capital Trust I	712,125

Diversified Financial Services (1.7%):

795	Bank of America Corp., Series L	703,575
23,090	Citigroup, Inc., Series T†	1,004,415
8	Fannie Mae	480,000
3,928	KeyCorp, Series A†	377,088
26,800	Sovereign Capital Trust IV	824,100

		3,389,178

Health Care Providers & Services (0.2%):

310	Healthsouth Corp.†	228,625
370	Healthsouth Corp.†	272,875

		501,500

Household Durables (0.2%):

8,800	Newell Financial Trust I	396,000

Media (0.1%):

200	Interpublic Group of Cos., Inc.	163,250

Multi-Utilities (0.3%):

20,000	Centerpointe Energy, Inc.	569,320

Pharmaceuticals (0.8%):

12,000	El Paso Energy Capital Trust I†	492,000
8,000	Omnicare Capital Trust II	311,000
4,628	Schering Plough	886,308

		1,689,308

Total Preferred Stocks (Cost $10,453,031)		8,487,691

U.S. Government Agency Mortgages (6.0%):
Federal Home Loan Bank (0.7%)

800,000	2.83%, 7/9/08 (b)	799,618
500,000	5.00%, 11/17/17	509,789

		1,309,407

Federal Home Loan Mortgage Corporation (2.9%)

1,595	11.00%, 9/1/15, Pool #170141	1,745
3,483	10.00%, 9/1/17, Pool #555283	3,664
5,412	10.50%, 11/1/17, Pool #360016	6,156
1,100,000	6.75%, 3/15/31	1,325,065
150,000	6.25%, 7/15/32	171,692
2,400,000	5.00%, 7/15/37, TBA	2,299,500
1,955,043	6.00%, 11/1/37	1,976,998

		5,784,820

Federal National Conventional Loan (0.2%)

5,000	7.50%, 2/1/31, Pool #253643	5,388
45,753	7.00%, 7/1/31, Pool #581846	48,354
149,673	7.00%, 4/1/32, Pool #581846	158,203
49,197	7.00%, 10/1/32, Pool #846419	51,993
26,129	7.00%, 10/1/34, Pool #849807	27,595
175,962	7.00%, 11/1/34, Pool #735483	185,836

		477,369

Federal National Mortgage Association (2.2%)

1,805	10.50%, 12/1/16, Pool #124783	1,992

continued

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Principal		Fair
Amount		Value

U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued

$772	7.50%, 7/1/30, Pool #541844	$832
5,240	7.50%, 9/1/30, Pool #190308	5,646
1,695,000	6.63%, 11/15/30	2,012,060
5,310	7.50%, 12/1/30, Pool #541493	5,722
728	8.00%, 7/1/31, Pool #253905	787
4,650	8.00%, 5/1/32, Pool #645398	5,030
58,244	6.50%, 7/1/32, Pool #254378	60,464
110,138	5.50%, 10/1/35	108,690
2,150,000	5.50%, 7/15/37, TBA	2,119,094

		4,320,317

Government National Mortgage Association (0.0%)

5,389	10.00%, 10/15/21, Pool #780488	6,051
5,908	10.50%, 4/15/25, Pool #780127	6,651

		12,702

Total U.S. Government Agency Mortgages (Cost $11,786,601)		11,904,615

U.S. Treasury Obligations (10.4%):
U.S. Treasury Bills (0.6%)

1,200,000	1.36%, 07/10/08(b)†	1,199,758
U.S. Treasury Notes (9.8%)

1,200,000	4.88%, 5/15/09†	1,225,594
1,350,000	6.00%, 8/15/09†	1,402,418
1,500,000	3.50%, 11/15/09†	1,523,437
500,000	3.13%, 11/30/09†	505,195
500,000	3.25%, 12/31/09†	505,976
1,200,000	2.00%, 2/28/10†	1,191,281
3,000,000	5.75%, 8/15/10†	3,190,548
250,000	4.75%, 3/31/11†	262,324
1,150,000	4.63%, 2/29/12†	1,209,656
550,000	4.13%, 8/31/12†	569,293
300,000	2.75%, 2/28/13†	292,875
3,435,000	4.25%, 8/15/13†	3,583,670
4,075,000	4.25%, 11/15/13†	4,252,646

		19,714,913

Total U.S. Treasury Obligations (Cost $20,446,398)		20,914,671

Asset Backed Securities (0.9%):
76,759	America West Airlines, 7.10%, 4/2/21	66,013
48,542	BAE Systems 2001 Asset Trust, 6.66%, 9/15/13	49,979
102,026	Capital Auto Receivables Asset Trust, 5.03%, 10/15/09	102,380
186,712	Capital Auto Receivables Asset Trust, 5.31%, 10/20/09	187,072
275,690	Capital Auto Receivables Asset Trust, 4.98%, 5/15/11	278,779
96,244	Capital One Auto Finance Trust, 5.07%, 7/15/11	94,406
100,407	Caterpillar Financial Asset Trust, 5.57%, 5/25/10	101,294
180,578	CIT Equipment Collateral, 5.07%, 2/20/10	181,554
26,087	CNH Equipment Trust, 4.27%, 1/15/10	26,109
67,105	CNH Equipment Trust, 5.20%, 6/15/10	67,547
44,596	Ford Credit Auto Owner Trust, 5.05%, 3/15/10	44,861
208,361	Ford Credit Auto Owner Trust, 5.26%, 10/15/10	210,442
42,909	GE Equipment Small Ticket LLC, 4.88%, 10/22/09	43,003
55,299	Harley-Davidson Motorcycle Trust, 4.07%, 2/15/12	55,554
79,466	Harley-Davidson Motorcycle Trust, 3.76%, 12/17/12	79,638
83,585	Harley-Davidson Motorcyle Trust, 4.41%, 6/15/12	84,216
100,000	Hertz Vehicle Financing LLC, 4.93%, 2/25/10	99,508
38,445	Honda Auto Receivables Owner Trust, 4.85%, 10/19/09	38,587
9,013	Hyundai Auto Receivables Trust, 3.98%, 11/16/09	9,023
22,537	National City Auto Receivables Trust, 2.88%, 5/15/11	22,542
9,853	Nissan Auto Receivables Owner Trust, 3.99%, 7/15/09	9,863
1,441	Wachovia Auto Owner Trust, 4.06%, 9/21/09	1,442
13,295	Wachovia Auto Owner Trust, 4.79%, 4/20/10	13,312

Total Asset Backed Securities (Cost $1,873,411)		1,867,124
Collateralized Mortgage Obligations (0.3%):

175,000	Banc of America Commercial Mortgage, Inc.(b), 5.87%, 4/10/49	166,383
125,000	JP Morgan Chase Commercial Mortgage(a), 5.94%, 2/12/49	118,865

continued

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Shares or
Principal		Fair
Amount		Value

Collateralized Mortgage Obligations, continued

$150,000	LB-UBS Commercial Mortgage Trust, 5.43%, 2/15/40	$139,466
143,868	World Financial Properties, 6.95%, 9/1/13	143,160

Total Collateralized Mortgage Obligations (Cost $587,670)		567,874

U.S. Government Agency (3.0%):

6,000,000	Federal Home Loan Bank, 2.00%, 7/1/08(b)	6,000,000

Total U.S. Government Agency (Cost $6,000,000)		6,000,000

Collateral For Securities On Loan (20.4%):

40,895,217	Northern Trust Liquid Institutional Asset Portfolio	40,895,217

Total Collateral for Securities on Loan (Cost $40,895,217)		40,895,217

Mutual Fund (0.7%):
Diversified Financial Services (0.7%):

108,160	iShares MSCI Japan Index Fund	1,349,838

Total Mutual Fund (Cost $1,558,252)		1,349,838

Deposit Account (0.2%):

444,743	NTRS London Deposit Account	444,743

Total Deposit Account (Cost $444,743)		444,743

Total Investment Securities (Cost $252,022,215)(c) 122.7%		246,030,553
Net other assets (liabilities) (22.7)%		(45,456,549)

Net Assets 100.0%		$200,574,004

Percentages indicated are based on net assets as of June 30, 2008.

*	Non-income producing security

†	All or a portion of security is loaned as of June 30, 2008.

ADR—American Depository Receipt

LLC—Limited Liability Co.

LP—Limited Partnership

PLC—Public Liability Co.

TBA—To be announced. Represents 2.2% of the Fund’s net assets.

(a)	Variable rate security. The rate presented represents the rate in effect at June 30, 2008. The date presented represents the final maturity date.

(b)	The rate presented represents the effective yield at June 30, 2008.

(c)	Cost for federal income tax purposes is $253,987,095. The gross unrealized appreciation/(depreciation) on a tax basis as follows:

Unrealized appreciation	$15,532,034
Unrealized depreciation	(23,488,576)

Net unrealized depreciation	$(7,956,542)

continued

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

The following represents the concentrations by country of risk (base on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United States	84.9%
United Kingdom	3.6%
Germany	3.3%
Netherlands	2.4%
Switzerland	2.0%
Japan	1.5%
Bermuda	1.2%
France	0.8%
Canada	0.1%
Luxembourg	0.1%
Australia	0.1%

100.0%

See accompanying notes to the financial statements.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL Van
Kampen
Equity and
Income Fund

Assets:
Investment securities, at cost	$252,022,215

Investment securities, at value*	$246,030,553
Interest and dividends receivable	747,808
Foreign currency, at value (cost $177,030)	178,841
Receivable for capital shares issued	2,401
Receivable for investments sold	61,625
Prepaid expenses	1,630

Total Assets	247,022,858

Liabilities:
Payable for investments purchased	4,903,179
Payable for capital shares redeemed	452,743
Payable for return of collateral received	40,895,217
Manager fees payable	118,374
Administration fees payable	7,403
Distribution fees payable	43,164
Administrative and compliance services fees payable	1,961
Trustee fees payable	19
Other accrued liabilities	26,794

Total Liabilities	46,448,854

Net Assets	$200,574,004

Net Assets Consist of:
Capital	$192,594,195
Accumulated net investment income/(loss)	7,472,771
Accumulated net realized gains/(losses) from investment transactions	6,497,079
Net unrealized appreciation/(depreciation) on investments	(5,990,041)

Net Assets	$200,574,004

Shares of beneficial interest (unlimited number of shares authorized, no par value)	17,518,353
Net Asset Value (offering and redemption price per share)	$11.45

*	Includes securities on loan of $40,177,343.

See accompanying notes to the financial statements.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL Van
Kampen
Equity and
Income Fund

Investment Income:
Interest	$1,523,080
Dividends	1,927,656
Income from securities lending	93,798

Total Investment Income	3,544,534

Expenses:
Manager fees	805,322
Administration fees	40,589
Distribution fees	268,441
Custodian fees	16,735
Administrative and compliance service fees	3,922
Trustees’ fees	6,393
Professional fees	14,111
Shareholder reports	18,693
Other expenses	19,848

Total expenses before reductions	1,194,054
Less expenses waived/reimbursed by the Manager	(70,093)

Net expenses	1,123,961

Net Investment Income/(Loss)	2,420,573

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	1,147,092
Change in unrealized appreciation/(depreciation) on investments	(24,352,394)

Net Realized/ Unrealized Gains/(Losses) on Investments	(23,205,302)

Change in Net Assets Resulting from Operations	$(20,784,729)

See accompanying notes to the financial statements.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Van Kampen
	Equity and Income Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$2,420,573	$5,052,198
Net realized gains/(losses) on investment transactions	1,147,092	5,952,488
Change in unrealized appreciation/(depreciation) on investments	(24,352,394)	(4,583,096)

Change in net assets resulting from operations	(20,784,729)	6,421,590

Dividends to Shareholders:
From net investment income	—	(3,789,769)
From net realized gains on investments	—	(5,595,556)

Change in net assets resulting from dividends to shareholders	—	(9,385,325)

Capital Transactions:
Proceeds from shares issued	12,943,546	51,744,157
Proceeds from dividends reinvested	—	9,385,325
Value of shares redeemed	(35,777,314)	(38,944,009)

Change in net assets resulting from capital transactions	(22,833,768)	22,185,473

Change in net assets	(43,618,497)	19,221,738
Net Assets:
Beginning of period	244,192,501	224,970,763

End of period	$200,574,004	$244,192,501

Accumulated net investment income/(loss)	$7,472,771	$5,052,198

Share Transactions:
Shares issued	1,074,075	3,971,399
Dividends reinvested	—	744,276
Shares redeemed	(2,978,087)	(3,035,915)

Change in shares	(1,904,012)	1,679,760

See accompanying notes to the financial statements.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended				May 3, 2004 to
	June 30,	Year Ended December 31,			December 31,
	2008	2007	2006	2005	2004(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$12.57	$12.68	$11.58	$10.86	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.17	0.26	0.19	0.14	0.05
Net Realized and Unrealized Gains/(Losses) on Investments	(1.29)	0.13	1.24	0.59	0.86

Total from Investment Activities	(1.12)	0.39	1.43	0.73	0.91

Dividends to Shareholders From:
Net Investment Income	—	(0.20)	(0.12)	—	(0.05)
Net Realized Gains	—	(0.30)	(0.21)	(0.01)	—

Total Dividends	—	(0.50)	(0.33)	(0.01)	(0.05)

Net Asset Value, End of Period	$11.45	$12.57	$12.68	$11.58	$10.86

Total Return(b) (c)	(8.91)%	3.07%	12.52%	6.75%	9.12%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$200,574	$244,193	$224,971	$162,671	$81,218
Net Investment Income/(Loss)(d)	2.26%	2.05%	2.00%	1.55%	1.40%
Expenses Before Reductions(d) (e)	1.11%	1.11%	1.11%	1.18%	1.22%
Expenses Net of Reductions(d)	1.05%	1.06%	1.08%	1.18%	1.20%
Portfolio Turnover Rate(c)	32.62%	69.49%	55.05%	46.94%	44.65%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Van Kampen Equity and Income Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

17

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of

18

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Mortgage Dollar Roll Transactions

The Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, the Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Fund will not be entitled to receive any interest or principal paid on the securities sold. The Fund is compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Fund may also be compensated by receipt of a commitment fee.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

19

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Van Kampen Equity and Income Fund	$40,914,236	$40,177,343

The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio, and the non-cash collateral represents a U.S. Treasury Inflation Notes and a U.S. Treasury Bond at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management (“VKAM”), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.20%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Van Kampen Equity and Income Fund	0.75%	1.20%

*	The Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.70% on the first $100 million, 0.675% on the next $100 million, and 0.65% on assets above $200 million through April 30, 2009.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

20

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $4,104 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in- person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost

21

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$161,796,369	$—
Level 2—Other Significant Observable Inputs	84,234,184	—
Level 3—Significant Unobservable Inputs	—	—

Total	$246,030,553	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Van Kampen Equity and Income Fund	$67,643,597	$83,257,681

For the period ended June 30, 2008, purchases and sales on long-term U.S. Government Securities were as follows:

	Purchases	Sales
AZL Van Kampen Equity and Income Fund	$16,684,386	$24,702,504

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Van Kampen Equity and Income Fund	$2,601,876	$2,667,848	$5,269,724

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

22

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Van Kampen Equity and Income Fund	$6,466,563	$4,745,331	$11,211,894	$17,552,644	$28,764,538

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

23

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

24

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Van Kampen
Global Franchise Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Van Kampen Global Franchise Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by 1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Van Kampen Global Franchise Fund	$1,000.00	$859.00	$5.87	1.27%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Van Kampen Global Franchise Fund	$1,000.00	$1,018.55	$6.37	1.27%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Van Kampen Global Franchise Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Automobiles	2.7%
Beverages	11.2
Chemicals	1.1
Commercial Services & Supplies	3.5
Diversified Consumer Services	3.5
Diversified Financial Services	2.1
Food Products	16.8
Hotels, Restaurants & Leisure	1.9
Household Durables	2.7
Household Products	9.9
Machinery	3.1
Media	10.5
Personal Products	1.7
Pharmaceuticals	3.1
Open Foreign Currency Exchange Contracts	−0.1
Tobacco	25.7
Short-Term Investments	7.6

107.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.5%):
Automobiles (2.7%):

242,932	Harley-Davidson, Inc.†	$8,808,714

Beverages (11.2%):

124,304	Brown-Forman Corp., Class B	9,393,653
1,153,702	C&C Group plc	6,375,883
442,894	Diageo plc	8,133,522
156,822	Dr. Pepper Snapple Group, Inc.*	3,290,125
93,071	Pernod-Ricard SA	9,544,799

		36,737,982

Chemicals (1.1%):

200,496	Scotts Co., Class A	3,522,715

Commercial Services & Supplies (3.5%):

1,554,115	Experian Group, Ltd.	11,484,056

Diversified Consumer Services (3.5%):

268,923	Career Education Corp.*†	3,928,965
211,783	Weight Watchers International, Inc.†	7,541,593

		11,470,558

Diversified Financial Services (2.1%):

199,500	Moody’s Corp.†	6,870,780

Food Products (16.8%):

1,127,762	Cadbury plc	14,149,457
111,997	Groupe Danone	7,836,529
171,494	Kellogg Co.	8,235,142
233,580	SFR Nestle SA, Class B	10,531,394
498,151	Unilever plc	14,170,394

		54,922,916

Hotels, Restaurants & Leisure (1.9%):

405,317	Starbucks Corp.*	6,379,689

Household Durables (2.7%):

140,151	Fortune Brands, Inc.	8,746,824

Household Products (9.9%):

317,000	Kao Corp.	8,304,805
136,800	Procter & Gamble Co.	8,318,808
309,538	Reckitt Benckiser Group plc	15,671,641

		32,295,254

Machinery (3.1%):

292,393	Kone Oyj, B Shares	10,213,984

Media (10.5%):

789,288	Reed Elsevier NV	13,238,118
551,679	Wolters Kluwer CVA NV	12,796,194
875,261	WPP Group plc	8,425,024

		34,459,336

Personal Products (1.7%):

118,333	Estee Lauder Co., Inc. (The), Class A	5,496,568

Pharmaceuticals (3.1%):

185,067	Novartis AG, Registered Shares	10,150,915

Tobacco (25.7%):

852,681	British American Tobacco plc	29,399,645
657,818	Imperial Tobacco Group plc	24,480,194
288,092	Philip Morris International, Inc.	14,228,863
792,302	Swedish Match AB	16,145,036

		84,253,738

Total Common Stocks (Cost $301,791,189)		325,814,030

Deposit Account (0.5%):

1,780,339	NTRS London Deposit Account	1,780,339

Total Deposit Account (Cost $1,780,339)		1,780,339

Collateral for Securities on Loan (7.1%):
23,084,984	Allianz Dresdner Daily Asset Fund#	23,084,984

Total Collateral for Securities on Loan (Cost $23,084,984)		23,084,984

Total Investment Securities (Cost $326,656,512)(a) 107.1%		350,679,353
Net other assets (liabilities) (7.1)%		(23,100,587)

Net Assets 100.0%		$327,578,766

Percentages indicated are based on net assets as of June 30, 2008.

*	Non-income producing security

†	All or a portion of security is loaned as of June 30, 2008.

#	Investment in affiliate.

ADR—American Depository Receipt

PLC—Public Liability Co.

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

(a)	Cost for federal income tax purposes is $327,829,614. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$58,276,255
Unrealized depreciation	(35,426,516)

Net unrealized appreciation	$22,849,739

As of June 30, 2008, the funds open foreign currency contract exchange contracts were as follows:

				Unrealized
	Delivery	Contract		Appreciation/
Short	Date	Amount	Fair Value	(Depreciation)
Receive U.S. Dollars in exchange for 30,700,000 British Pounds	07/24/08	$60,581,078	$61,021,483	$(440,405)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United Kingdom	34.9%
United States	29.5%
Netherlands	8.0%
Switzerland	6.3%
Ireland	5.5%
France	5.3%
Sweden	4.9%
Finland	3.1%
Japan	2.5%

100.0%

See accompanying notes to the financial statements.

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL Van
Kampen
Global
Franchise
Fund

Assets:
Investment securities, at cost	$326,656,512

Investment securities, at value*†	$350,679,353
Interest and dividends receivable	1,026,764
Foreign currency, at value (cost $378,559)	381,678
Receivable for investments sold	1,712,335
Reclaim receivable	407,379
Prepaid expenses	2,776

Total Assets	354,210,285

Liabilities:
Payable depreciation on forward foreign currency contracts	440,405
Payable for investments purchased	1,910,462
Payable for capital shares redeemed	781,576
Payable for return of collateral received	23,084,984
Manager fees payable	258,062
Administration fees payable	12,371
Distribution fees payable	72,284
Administrative and compliance services fees payable	3,260
Trustee fees payable	32
Other accrued liabilities	68,083

Total Liabilities	26,631,519

Net Assets	$327,578,766

Net Assets Consist of:
Capital	$270,537,918
Accumulated net investment income/(loss)	11,445,280
Accumulated net realized gains/(losses) from investment transactions	21,948,563
Net unrealized appreciation/(depreciation) on investments	23,647,005

Net Assets	$327,578,766

Shares of beneficial interest (unlimited number of shares authorized, no par value)	19,485,617
Net Asset Value (offering and redemption price per share)	$16.81

*	Includes securities on loan of $22,257,983.

†	Includes investment in affiliate of $23,084,984.

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL Van
Kampen
Global
Franchise
Fund

Investment Income:
Interest	$58,425
Dividends	9,506,682
Income from securities lending	138,644
Foreign withholding tax	(844,233)

Total Investment Income	8,859,518

Expenses:
Manager fees	1,714,265
Administration fees	70,635
Distribution fees	451,122
Custodian fees	59,945
Administrative and compliance service fees	6,520
Trustees’ fees	11,633
Professional fees	25,020
Shareholder reports	32,497
Other expenses	17,437

Total expenses before reductions	2,389,074
Less expenses waived/reimbursed by the Manager	(105,876)
Less expenses paid indirectly	(221)

Net expenses	2,282,977

Net Investment Income/(Loss)	6,576,541

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	1,731,844
Change in unrealized appreciation/(depreciation) on investments	(64,597,406)

Net Realized/Unrealized Gains/(Losses) on Investments	(62,865,562)

Change in Net Assets Resulting from Operations	$(56,289,021)

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Van Kampen
	Global Franchise Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets: Operations:
Net investment income/(loss)	$6,576,541	$7,390,124
Net realized gains/(losses) on investment transactions	1,731,844	16,129,599
Change in unrealized appreciation/(depreciation) on investments	(64,597,406)	13,979,575

Change in net assets resulting from operations	(56,289,021)	37,499,298

Dividends to Shareholders:
From net realized gains on investments	—	(7,406,284)

Change in net assets resulting from dividends to shareholders	—	(7,406,284)

Capital Transactions:
Proceeds from shares issued	27,762,692	88,597,454
Proceeds from dividends reinvested	—	7,406,284
Value of shares redeemed	(57,276,939)	(104,324,229)

Change in net assets resulting from capital transactions	(29,514,247)	(8,320,491)

Change in net assets	(85,803,268)	21,772,523
Net Assets:
Beginning of period	413,382,034	391,609,511

End of period	$327,578,766	$413,382,034

Accumulated net investment income/ (loss)	$11,445,280	$4,868,739

Share Transactions:
Shares issued	1,512,178	4,603,682
Dividends reinvested	—	390,833
Shares redeemed	(3,146,677)	(5,467,942)

Change in shares	(1,634,499)	(473,427)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended					May 1, 2003 to
	June 30,	For the Year Ended December 31,				December 31,
	2008	2007	2006	2005	2004	2003(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$19.57	$18.14	$15.46	$13.88	$12.37	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.36	0.35	0.16	0.08	0.08	0.02
Net Realized and Unrealized Gains/(Losses) on Investments	(3.12)	1.42	3.09	1.54	1.43	2.36

Total from Investment Activities	(2.76)	1.77	3.25	1.62	1.51	2.38

Dividends to Shareholders From:
Net Investment Income	—	—	(0.25)	—	—	(0.01)
Net Realized Gains	—	(0.34)	(0.32)	(0.04)	—	— (b)

Total Dividends	—	(0.34)	(0.57)	(0.04)	—	(0.01)

Net Asset Value, End of Period	$16.81	$19.57	$18.14	$15.46	$13.88	$12.37

Total Return(c) (d)	(14.10)%	9.82%	21.25%	11.64%	12.21%	23.90%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$327,579	$413,382	$391,610	$255,583	$122,818	$23,982
Net Investment Income/(Loss)(e)	3.65%	1.71%	1.31%	1.19%	0.80%	0.57%
Expenses Before Reductions(e) (f)	1.33%	1.32%	1.32%	1.42%	1.48%	1.70%
Expenses Net of Reductions(e)	1.27%	1.32%	1.32%	1.42%	1.44%	1.35%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e) (g)	1.27%	1.32%	1.32%	1.42%	N/A	N/A
Portfolio Turnover Rate(d)	17.90%	31.26%	19.43%	16.33%	9.40%	3.31%

(a)	Period from commencement of operations.

(b)	Amount less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized for periods less than one year.

(e)	Annualized for periods less than one year.

(f)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Van Kampen Global Franchise Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Van Kampen Global Franchise Fund	$23,084,984	$22,257,983

The Fund received cash collateral for securities loaned. The cash was invested in an Allianz Dresdner Daily Asset Fund at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management (“VKAM”), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.39%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Expense Limit
AZL Van Kampen Global Franchise Fund	0.95%	1.39%

*	The Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.95% on the first $100 million, 0.90% on the next $100 million, and 0.85% on assets above $200 million through April 30, 2009.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

The Fund’s lending agent is Dresdner Bank, AG (the “Agent”), an affiliate of the Manager. Under the terms of the Securities Lending Agreement, the Agent is entitled to receive 20% of the income earned from securities lending. During the period ended June 30, 2008, the agent received $67,914 in fees for acting as the Securities Lending Agent.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis.

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $6,862 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $11,790 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$117,847,425	$—
Level 2—Other Significant Observable Inputs	232,831,928	(440,405)
Level 3 — Significant Unobservable Inputs	—	—

Total	$350,679,353	$(440,405)

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Van Kampen Global Franchise Fund	$62,726,932	$76,428,816

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Van Kampen Global Franchise Fund	$—	$7,406,284	$7,406,284

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Franchise Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Appreciation(a)	Earnings
AZL Van Kampen Global Franchise Fund	$9,312,447	$17,882,245	$27,194,692	$86,135,177	$113,329,869

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

16

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Van Kampen
Global Real Estate Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Van Kampen Global Real Estate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Van Kampen Global Real Estate Fund	$1,000.00	$865.50	$6.26	1.35%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Van Kampen Global Real Estate Fund	$1,000.00	$1,018.15	$6.77	1.35%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Van Kampen Global Real Estate Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Diversified REITs	11.3%
Health Care Providers & Services	0.6
Industrial REITs	2.9
Office REITs	7.8
Real Estate Investment Trusts (REITs)	0.3
Real Estate Management & Development	40.2
Residential REITs	7.8
Retail REITs	20.6
Specialized REITs	5.2
Short-Term Investments	30.7

127.4%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.7%):
Diversified REITs (11.3%):

162,277	British Land Co. plc	$2,274,561
323,548	DB RREEF Trust	427,086
2,471	Fonciere des Regions	301,055
3,681	Gecina SA†	444,485
255,752	GPT Group	545,456
16,773	Insight Foundation Property Trust	12,194
45,510	Liberty Property Trust†	1,508,656
114,509	Mirvac Group	324,158
6,912	PS Business Parks, Inc.†	356,659
171,592	Segro plc	1,335,298
22,967	Shaftesbury plc	178,001
289,545	Stockland Trust Group	1,493,206
18,743	Unibail	4,326,750
700	Ventas, Inc.	29,799
20,890	Vornado Realty Trust	1,838,320
4,697	Wereldhave NV†	494,508

		15,890,192

Health Care Providers & Services (0.6%):

30,790	Brookdale Senior Living, Inc.†	626,884
5,260	Care Investment Trust, Inc.	49,602
14,310	Extendicare Real Estate Investment Trust	126,199
810	National Health Investors, Inc. REIT	23,093

		825,778

Industrial REITs (2.9%):

20,055	AMB Property Corp.	1,010,371
135,605	Brixton plc	648,200
800	DCT Industrial Trust, Inc.†	6,624
191,233	Macquarie Goodman Group	567,731
24,015	Prologis	1,305,215
35,473	Prologis European Properties	505,005

		4,043,146

Office REITs (7.8%):

29,789	Boston Properties, Inc.	2,687,564
3,407	Brandywine Realty Trust	53,694
192,100	Capitaretail China Trust	175,533
31,404	Derwent Valley Holdings plc	629,389
14,560	Douglas Emmett, Inc.†	319,883
42,300	Duke Realty Corp.†	949,635
89,151	Great Portland Estates plc	597,668
1,583	ICADE	184,108
67	Japan Real Estate Investment Corp.	708,309
7,120	Kilroy Realty Corp.†	334,854
48,040	Mack-Cali Realty Corp.	1,641,527
1,045,000	Macquarie Prime REIT	792,248
117	Nippon Building Fund, Inc.	1,373,838
349	SL Green Realty Corp.†	28,869
4,286	Societe Immobiliere de Locationpour l’Industrie et le Commerce†	536,436

		11,013,555

Real Estate Investment Trusts (REITs) (0.3%):

6,770	Plum Creek Timber Co., Inc.†	289,147
11,860	Sunstone Hotel Investors, Inc.†	196,876

		486,023

Real Estate Management & Development (40.2%):

35,388	Alstria Office AG	584,294
280,372	Beni Stabili SPA†	277,739
93,901	Big Yellow Group plc	535,466
155,902	Brookfield Properties Corp.	2,773,497
3,273	CA Immobilien Anlagen AG*	68,370
102,665	Capital & Regional plc	387,957
228,000	Capitaland, Ltd.	957,882
34,178	Castellum AB	325,644
835,000	China Overseas Land & Investment, Ltd.	1,321,576
741,000	China Resources Land, Ltd.	1,024,476
16,980	Citycon Oyj†	85,712
19,649	Conwert Immobilien Invest AG*	337,663
8,046	Fabege AB	53,476
42,165	Forest City Enterprises, Inc., Class A†	1,358,556
2,820	Gaylord Entertainment Co.*†	67,567
20,090	Goldcrest Co., Ltd.†	376,856
102,144	Grainger Trust plc	434,617
1,398,100	Guangzhou R&F Properties Co., Ltd.†	2,600,277
383,000	Hang Lung Properties, Ltd.	1,225,068
287,000	Henderson Land Development Co., Ltd.	1,785,633
785,500	Hongkong Land Holdings, Ltd.	3,335,073
64,387	Hufvudstaden AB	618,208
383,843	Hysan Development Co., Ltd.†	1,054,842
58,626	Immofinanz Immobilien Anlagen AG†	604,263
1,806	IVG Immobilien AG†	35,573
87	Japan Prime Realty Investment Corp.	256,716
470,303	Kerry Properties, Ltd.†	2,464,310
792,000	KWG Property Holding, Ltd.†	567,993
32,000	Mandarin Oriental International, Ltd.	55,720
157,758	Minerva plc*	275,243
288,000	Mitsubishi Estate Co., Ltd.†	6,576,354
256,000	Mitsui Fudosan Co., Ltd.	5,458,018
26,004	Morgans Hotel Group*†	267,841

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Real Estate Management & Development, continued

303,944	New World Development Co., Ltd.†	$617,426
1,311	NTT Urban Development Corp.†	1,712,518
5,422	PSP Swiss Property AG	321,083
86,860	Quintain Estates & Development plc	325,186
57,181	Risanamento SPA*†	76,272
57,405	Sponda Oyj	499,198
202,000	Sumitomo Realty & Development Co.	4,002,474
491,000	Sun Hung Kai Properties, Ltd.	6,647,533
54,500	Swire Pacific, Ltd., Class A	560,023
13,000	Tokyo Tatemono Co., Ltd.	83,908
67,627	Unite Group plc	312,888
1,272,000	United Industrial Corp., Ltd.	2,786,852
1,880	Weingarten Realty Investors†	57,002
270,000	Wheelock Properties, Ltd.	353,588

		56,508,431

Residential REITs (7.8%):

1,153	American Campus Communities, Inc.	32,100
36,000	AvalonBay Communities, Inc.†	3,209,760
10,634	BRE Properties, Inc.†	460,240
29,875	Camden Property Trust†	1,322,267
15,575	Equity Lifestyle Properties, Inc.	685,300
93,031	Equity Residential Properties Trust	3,560,296
588	Essex Property Trust, Inc.†	62,622
33,921	Post Properties, Inc.†	1,009,150
63,462	Strategic Hotels & Resorts, Inc.†	594,639

		10,936,374

Retail REITs (20.6%):

21,020	Acadia Realty Trust†	486,613
66,800	BR Malls Participacoes SA*	633,570
171,000	CapitaMall Trust†	376,581
194,444	CFS Retail Property Trust†	344,406
9,645	Corio NV†	748,978
480	Developers Diversified Realty Corp.	16,661
6,440	Eurocommercial Properties NV†	305,274
15,955	Federal Realty Investment Trust†	1,100,895
29,076	General Growth Properties, Inc.†	1,018,532
99,592	Hammerson plc	1,760,201
495	Kimco Realty Corp.	17,087
12,491	Klepierre†	625,640
110,159	Land Securities Group plc	2,685,937
57,209	Liberty International plc†	975,213
21,526	Macerich Co. (The)†	1,337,410
8,540	Ramco-Gershenson Properties Trust†	175,412
32,241	Regency Centers Corp.†	1,906,088
10,200	RioCan	198,717
48,645	Simon Property Group, Inc.†	4,372,699
80,725	Starwood Hotels & Resorts Worldwide, Inc.	3,234,651
7,445	Taubman Centers, Inc.†	362,199
786	Vastned Retail NV†	63,017
403,064	Westfield Group†	6,278,102

		29,023,883

Specialized REITs (5.2%):

68,003	Assisted Living Concepts, Inc.*†	374,017
22,515	DiamondRock Hospitality Co.†	245,188
49,185	Healthcare Realty Trust, Inc.†	1,169,128
14,048	Hersha Hospitality Trust	106,062
162,520	Host Hotels & Resorts, Inc.	2,218,398
3,170	LaSalle Hotel Properties†	79,662
24,420	Millennium & Copthorne Hotels plc	157,018
13,913	Public Storage, Inc.	1,124,031
93,680	Safestore Holdings, Ltd.	276,417
54,362	Senior Housing Properties Trust†	1,061,690
11,137	Sovran Self Storage, Inc.†	462,854

		7,274,465

Total Common Stocks (Cost $163,320,595)		136,001,847

Deposit Account (3.1%):
4,373,902	NTRS London Deposit Account	4,373,902

Total Deposit Account (Cost $4,373,902)		4,373,902

Collateral for Securities on Loan (27.6%):
38,731,571	Northern Trust Liquid Institutional Asset Portfolio	38,731,571

Total Collateral for Securities on Loan (Cost $38,731,571)		38,731,571

Total Investment Securities (Cost $206,426,068)(a) 127.4%		179,107,320
Net other assets (liabilities) (27.4)%		(38,478,381)

Net Assets 100.0%		$140,628,939

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Percentages indicated are based on net assets as of June 30, 2008.

†	All or a portion of security is loaned as of June 30, 2008.

*	Non-income producing security

PLC—Public Liability Co.

REIT—Real Estate Investment Trust

SPA Standby Purchase Agreement

(a)	Cost for federal income tax purposes is $209,585,538. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

Unrealized appreciation	$1,975,152
Unrealized depreciation	(32,453,370)

Net unrealized depreciation	$(30,478,218)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United States	36.5%
Japan	14.6%
Hong Kong	14.2%
United Kingdom	9.8%
Australia	7.1%
France	4.6%
Singapore	3.9%
Bermuda	2.4%
Canada	2.2%
Austria	0.7%
Sweden	0.7%
Netherlands	0.6%
European Community	0.5%
Brazil	0.5%
Germany	0.4%
Finland	0.4%
Luxembourg	0.4%
Italy	0.3%
Switzerland	0.2%

100.0%

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL Van
Kampen
Global Real
Estate Fund

Assets:
Investment securities, at cost	$206,426,068

Investment securities, at value*	$179,107,320
Interest and dividends receivable	504,114
Foreign currency, at value (cost $184,784)	185,348
Receivable for capital shares issued	1,009
Receivable for investments sold	516,739
Reclaim receivable	32,774
Prepaid expenses	1,104

Total Assets	180,348,408

Liabilities:
Payable for investments purchased	801,745
Payable for capital shares redeemed	1,369
Payable for return of collateral received	38,731,571
Manager fees payable	103,305
Administration fees payable	5,370
Distribution fees payable	30,706
Administrative and compliance services fees payable	1,270
Trustee fees payable	14
Other accrued liabilities	44,119

Total Liabilities	39,719,469

Net Assets	$140,628,939

Net Assets Consist of:
Capital	$165,462,674
Accumulated net investment income/(loss)	3,238,894
Accumulated net realized gains/(losses) from investment transactions	(1,756,716)
Net unrealized appreciation/(depreciation) on investments	(26,315,913)

Net Assets	$140,628,939

Shares of beneficial interest (unlimited number of shares authorized, no par value)	14,859,564
Net Asset Value (offering and redemption price per share)	$9.46

*	Includes securities on loan of $37,356,464.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL Van
Kampen
Global Real
Estate
Fund

Investment Income:
Interest	$25,763
Dividends	2,729,027
Income from securities lending	70,709
Foreign withholding tax	(123,405)

Total Investment Income	2,702,094

Expenses:
Manager fees	672,550
Administration fees	28,156
Distribution fees	186,819
Custodian fees	97,147
Administrative and compliance service fees	2,540
Trustees’ fees	4,482
Professional fees	9,776
Shareholder reports	12,892
Other expenses	14,756

Total expenses before reductions	1,029,118
Less expenses waived/reimbursed by the Manager	(20,293)

Net expenses	1,008,825

Net Investment Income/(Loss)	1,693,269

Realized and Unrealized Gains/ (Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	(9,269,531)
Change in unrealized appreciation/(depreciation) on investments	(14,851,501)

Net Realized/Unrealized Gains/(Losses) on Investments	(24,121,032)

Change in Net Assets Resulting from Operations	$(22,427,763)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Van Kampen
	Global Real Estate Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$1,693,269	$1,791,995
Net realized gains/(losses) on investment transactions	(9,269,531)	8,598,877
Change in unrealized appreciation/(depreciation) on investments	(14,851,501)	(29,318,718)

Change in net assets resulting from operations	(22,427,763)	(18,927,846)

Dividends to Shareholders:
From net investment income	—	(818,820)
From net realized gains on investments	—	(636,159)

Change in net assets resulting from dividends to shareholders	—	(1,454,979)

Capital Transactions:
Proceeds from shares issued	29,423,040	102,499,741
Proceeds from dividends reinvested	—	1,454,979
Value of shares redeemed	(23,405,327)	(61,245,522)

Change in net assets resulting from capital transactions	6,017,713	42,709,198

Change in net assets	(16,410,050)	22,326,373
Net Assets:
Beginning of period	157,038,989	134,712,616

End of period	$140,628,939	$157,038,989

Accumulated net investment income/(loss)	$3,238,894	$1,545,625

Share Transactions:
Shares issued	2,795,329	8,170,985
Dividends reinvested	—	125,646
Shares redeemed	(2,300,107)	(5,087,736)

Change in shares	495,222	3,208,895

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months	For the
	Ended	Year Ended	May 1, 2006 to
	June 30,	December 31,	December 31,
	2008	2007	2006(a)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.93	$12.08	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.11	0.13	0.05
Net Realized and Unrealized
Gains/(Losses) on Investments	(1.58)	(1.17)	2.12

Total from Investment Activities	(1.47)	(1.04)	2.17

Dividends to Shareholders From:
Net Investment Income	—	(0.06)	(0.07)
Net Realized Gains	—	(0.05)	(0.02)

Total Dividends	—	(0.11)	(0.09)

Net Asset Value, End of Period	$9.46	$10.93	$12.08

Total Return(b)(c)	(13.45)%	(8.68)%	21.66%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$140,629	$157,039	$134,713
Net Investment Income/(Loss)(d)	2.27%	1.07%	1.00%
Expenses Before Reductions(d) (e)	1.38%	1.37%	1.45%
Expenses Net of Reductions(d)	1.35%	1.35%	1.33%
Portfolio Turnover Rate(c)	23.28%	46.22%	10.75%

(a)	Period from commencement of operations.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Van Kampen Global Real Estate Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Van Kampen Global Real Estate Fund	$38,759,095	$37,356,464

The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio, and the non-cash collateral represented by U.S. Treasury Bonds, U.S. Treasury Notes and a U.S. Treasury Inflation Note at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management (“VKAM”), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.35%.

For the period ended June 30, 2008, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Expense Limit
AZL Van Kampen Global Real Estate Fund	0.90%	1.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, the contractual reimbursements that may potentially be made by the Fund in subsequent years were as follows:

	Expires	Expires	Expires
	12/31/2009	12/31/2010	12/31/2011
AZL Van Kampen Global Real Estate Fund	$65,477	$27,734	$20,293

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis.

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion, 0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $2,774 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $7,221 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$88,643,873	$—
Level 2—Other Significant Observable Inputs	90,463,447	—
Level 3—Significant Unobservable Inputs	—	—

Total	$179,107,320	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Van Kampen Global Real Estate Fund	$41,711,924	$34,093,859

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Van Kampen Global Real Estate Fund	$1,147,778	$307,201	$1,454,979

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Global Real Estate Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed			Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Depreciation(a)	Earnings (Deficit)
AZL Van Kampen Global Real Estate Fund	$5,379,188	$4,707,565	$10,086,753	$(12,492,725)	$(2,405,972)

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Van Kampen
Growth and Income Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Van Kampen Growth and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Van Kampen Growth and Income Fund	$1,000.00	$870.30	$4.60	0.99%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Return Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Van Kampen Growth and Income Fund	$1,000.00	$1,019.94	$4.97	0.99%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Van Kampen Growth and Income Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Aerospace & Defense	1.6%
Air Freight & Logistics	0.5
Airlines	0.3
Automobiles	0.9
Beverages	1.2
Capital Markets	1.7
Chemicals	4.0
Commercial Banks	3.0
Communications Equipment	2.0
Computers & Peripherals	1.5
Diversified Financial Services	6.5
Diversified Telecommunication Services	2.4
Electric Utilities	4.9
Energy Equipment & Services	0.7
Food & Staples Retailing	0.1
Food Products	4.9
Health Care Equipment & Supplies	1.8
Hotels, Restaurants & Leisure	0.7
Household Durables	0.8
Household Products	1.5
Independent Power Producers & Energy Traders	0.5
Industrial Conglomerates	3.2
Insurance	7.2
Internet Software & Services	1.5
Media	5.9
Metals & Mining	1.3
Multiline Retail	5.1
Oil, Gas & Consumable Fuels	9.6
Personal Products	0.7
Pharmaceuticals	10.3
Semiconductors & Semiconductor Equipment	0.9
Software	0.8
Specialty Retail	2.0
Thrifts & Mortgage Finance	0.7
Tobacco	1.6
Preferred Stocks	0.9
Mutual Funds	2.6
U.S. Government Agencies	4.5
Short-Term Securities	12.3

112.6%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (92.3%):
Aerospace & Defense (1.6%):

73,660	Raytheon Co.	$4,145,585

Air Freight & Logistics (0.5%):

15,800	FedEx Corp.	1,244,882

Airlines (0.3%):

54,910	Continental Airlines, Inc., Class B*†	555,140
29,040	UAL Corp.†	151,589

		706,729

Automobiles (0.9%):

24,530	Harley-Davidson, Inc.†	889,458
38,560	Honda Motor Co., Ltd., ADR†	1,312,197

		2,201,655

Beverages (1.2%):

46,580	Coca-Cola Co.	2,421,229
33,394	Dr. Pepper Snapple Group, Inc.*†	700,606

		3,121,835

Capital Markets (1.7%):

128,400	Charles Schwab Corp.	2,637,336
53,690	Merrill Lynch & Co., Inc.	1,702,510

		4,339,846

Chemicals (4.0%):

104,260	Bayer AG, ADR	8,761,979
30,690	E.I. du Pont de Nemours & Co.	1,316,294

		10,078,273

Commercial Banks (3.0%):

57,100	Mitsubishi UFJ Financial Group, Inc., ADR†	502,480
95,390	Mizuho Financial Group, Inc., ADR†	884,265
62,550	PNC Financial Services Group, Inc.	3,571,605
140	Sumitomo Mitsui Financial Group, Inc.	1,050,454
40,770	SunTrust Banks, Inc.	1,476,689

		7,485,493

Communications Equipment (2.0%):

435,050	Alcatel-Lucent, ADR*†	2,627,702
103,350	Cisco Systems, Inc.*	2,403,921

		5,031,623

Computers & Peripherals (1.5%):

36,150	EMC Corp.*	531,044
75,030	Hewlett-Packard Co.	3,317,076

		3,848,120

Diversified Financial Services (6.5%):

98,632	Bank of America Corp.	2,354,346
39,870	Capital One Financial Corp.†	1,515,459
175,220	Citigroup, Inc.	2,936,687
265,736	JP Morgan Chase & Co.	9,117,402
660	Wachovia Corp., Series L	581,711

		16,505,605

Diversified Telecommunication Services (2.4%):

170,240	Verizon Communications, Inc.	6,026,496

Electric Utilities (4.9%):

131,670	American Electric Power Co., Inc.	5,297,084
22,770	Entergy Corp.	2,743,330
53,910	FirstEnergy Corp.	4,438,410

		12,478,824

Energy Equipment & Services (0.7%):

16,150	Schlumberger, Ltd.	1,734,995

Food & Staples Retailing (0.1%):

219,360	Rite Aid Corp.*†	348,782

Food Products (4.9%):

78,732	Cadbury plc, ADR	3,961,794
20,360	ConAgra Foods, Inc.	392,541
100,964	Kraft Foods, Inc.	2,872,426
181,840	Unilever NV, New York Shares†	5,164,256

		12,391,017

Health Care Equipment & Supplies (1.8%):

163,320	Boston Scientific Corp.*	2,007,203
52,685	Covidien, Ltd.	2,523,084

		4,530,287

Hotels, Restaurants & Leisure (0.7%):

115,930	Starbucks Corp.*†	1,824,738

Household Durables (0.8%):

44,110	Sony Corp., SP ADR†	1,929,371

Household Products (1.5%):

37,090	Kimberly-Clark Corp.	2,217,240
25,090	Procter & Gamble Co.	1,525,723

		3,742,963

Independent Power Producers & Energy Traders (0.5%):

32,350	NRG Energy, Inc.*	1,387,815

Industrial Conglomerates (3.2%):

141,730	General Electric Co.	3,782,774
38,810	Siemens AG, ADR†	4,274,145

		8,056,919

Insurance (7.2%):

118,190	AEGON NV	1,549,471
74,720	Chubb Corp. (The)	3,662,027
27,200	Hartford Financial Services Group, Inc.	1,756,304

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Insurance, continued

261,030	Marsh & McLennan Cos., Inc.	$6,930,347
98,128	Travelers Cos., Inc. (The)	4,258,755

		18,156,904

Internet Software & Services (1.5%):

134,020	eBay, Inc.*	3,662,767

Media (5.9%):

178,210	Comcast Corp., Class A	3,380,643
443,840	Time Warner, Inc.	6,568,832
163,570	Viacom, Inc., Class B*	4,995,428

		14,944,903

Metals & Mining (1.3%):

63,050	Newmont Mining Corp.	3,288,688

Multiline Retail (5.1%):

88,620	Macy’s, Inc.	1,721,000
197,220	Wal-Mart Stores, Inc.	11,083,764

		12,804,764

Oil, Gas & Consumable Fuels (9.6%):

30,080	BP plc, ADR†	2,092,666
19,718	ConocoPhillips	1,861,182
17,310	Devon Energy Corp.	2,079,970
38,942	Exxon Mobil Corp.	3,431,958
57,700	Occidental Petroleum Corp.	5,184,922
89,190	Royal Dutch Shell plc, ADR†	7,287,715
56,760	Williams Cos., Inc. (The)	2,287,995

		24,226,408

Personal Products (0.7%):

39,780	Estee Lauder Co., Inc. (The), Class A†	1,847,781

Pharmaceuticals (10.3%):

97,020	Abbott Laboratories	5,139,149
184,510	Bristol-Myers Squibb Co.	3,787,990
70,140	Novartis AG, ADR†	3,860,506
42,850	Roche Holding AG, ADR	3,870,212
323,320	Schering Plough Corp.	6,366,171
60,480	Wyeth	2,900,621

		25,924,649

Semiconductors & Semiconductor Equipment (0.9%):

103,270	Intel Corp.	2,218,240

Software (0.8%):

36,620	Oracle Corp.*	769,020
64,910	Symantec Corp.*	1,256,008

		2,025,028

Specialty Retail (2.0%):

59,540	Home Depot, Inc.	1,394,427
120,742	Office Depot, Inc.*	1,320,917
55,265	Tyco International, Ltd.	2,212,811

		4,928,155

Thrifts & Mortgage Finance (0.7%):

101,040	Freddie Mac	1,657,056

Tobacco (1.6%):

63,890	Altria Group, Inc.	1,313,578
55,020	Philip Morris International, Inc.	2,717,438

		4,031,016

Total Common Stocks (Cost $226,257,092)		232,878,212

Preferred Stocks (0.9%):
Diversified Financial Services (0.9%):

1,300	Bank of America Corp., Series L	1,150,500
27,080	Citigroup, Inc., Series T†	1,177,980

		2,328,480

Total Preferred Stocks (Cost $2,769,088)		2,328,480

U.S. Government Agency (4.5%):
11,400,000	Federal Home Loan Bank, 2.00%, 7/1/08 (a)	11,400,000

Total U.S. Government Agency (Cost $11,400,000)		11,400,000

Deposit Account (0.0%):
29,533	NTRS London Deposit Account	29,533

Total Deposit Account (Cost $29,533)		29,533

Collateral for Securities on Loan (12.3%):
31,086,415	Northern Trust Liquid Institutional Asset Portfolio	31,086,415

Total Collateral for Securities on Loan (Cost $31,086,415)		31,086,415

Mutual Funds (2.6%):
188,650	Financial Select Sector SPDR Fund†	3,801,298
205,780	iShares MSCI Japan Index Fund†	2,568,134

Total Mutual Funds (Cost $7,961,971)		6,369,432

Total Investment Securities (Cost $279,504,099)(b) 112.6%		284,092,072
Net other assets (liabilities) (12.6)%		(31,743,922)

Net Assets 100.0%		$252,348,150

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

Percentages indicated are based on net assets as of June 30, 2008.

*	Non-income producing security

†	All or a portion of security is loaned as of June 30, 2008.

ADR—American Depository Receipt

PLC—Public Liability Co.

(a)	The rate presented represents the effective yield at June 30, 2008.

(b)	Cost for federal income tax purposes is $280,868,301. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$36,641,938
Unrealized depreciation	(33,418,167)

Net unrealized appreciation	$3,223,771

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United States	78.0%
United Kingdom	5.3%
Germany	5.2%
Netherlands	3.3%
Switzerland	3.1%
Japan	2.2%
Bermuda	1.9%
France	1.0%

100.0%

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL Van
Kampen
Growth and
Income Fund

Assets:
Investment securities, at cost	$279,504,099

Investment securities, at value*	$284,092,072
Interest and dividends receivable	313,514
Foreign currency, at value (cost $353,857)	359,171
Prepaid expenses	2,309

Total Assets	284,767,066

Liabilities:
Payable for investments purchased	1,016,676
Payable for capital shares redeemed	77,433
Payable for return of collateral received	31,086,415
Manager fees payable	143,539
Administration fees payable	9,326
Distribution fees payable	54,419
Administrative and compliance services fees payable	2,620
Trustee fees payable	24
Other accrued liabilities	28,464

Total Liabilities	32,418,916

Net Assets	$252,348,150

Net Assets Consist of:
Capital	$217,970,911
Accumulated net investment income/(loss)	7,378,548
Accumulated net realized gains/(losses) from investment transactions	22,405,777
Net unrealized appreciation/(depreciation) on investments	4,592,914

Net Assets	$252,348,150

Shares of beneficial interest (unlimited number of shares authorized, no par value)	22,389,957
Net Asset Value (offering and redemption price per share)	$11.27

*	Includes securities on loan of $30,508,277.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL Van
Kampen
Growth and
Income Fund

Investment Income:
Interest	$83,113
Dividends	3,496,439
Income from securities lending	43,735

Total Investment Income	3,623,287

Expenses:
Manager fees	1,048,790
Administration fees	51,708
Distribution fees	346,648
Custodian fees	13,943
Administrative and compliance service fees	5,240
Trustees’ fees	8,533
Professional fees	18,503
Shareholder reports	24,414
Other expenses	7,514

Total expenses before reductions	1,525,293
Less expenses waived/reimbursed by the Manager	(135,072)
Less expenses paid indirectly	(17,193)

Net expenses	1,373,028

Net Investment Income/(Loss)	2,250,259

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	9,217,427
Change in unrealized appreciation/(depreciation) on investments	(51,662,777)

Net Realized/ Unrealized Gains/(Losses) on Investments	(42,445,350)

Change in Net Assets Resulting from Operations	$(40,195,091)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Van Kampen
	Growth and Income Fund
	For the Six	For the Year
	Months Ended	Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$2,250,259	$5,128,289
Net realized gains/(losses) on investment transactions	9,217,427	14,459,533
Change in unrealized appreciation/(depreciation) on investments	(51,662,777)	(10,681,984)

Change in net assets resulting from operations	(40,195,091)	8,905,838

Dividends to Shareholders:
From net investment income:
From net investment income	—	(4,505,909)
From net realized gains on investments	—	(15,184,309)

Change in net assets resulting from dividends to shareholders	—	(19,690,218)

Capital Transactions:
Proceeds from shares issued	7,227,615	35,997,947
Proceeds from dividends reinvested	—	19,690,218
Value of shares redeemed	(42,546,323)	(87,765,093)

Change in net assets resulting from capital transactions	(35,318,708)	(32,076,928)

Change in net assets	(75,513,799)	(42,861,308)
Net Assets:
Beginning of period	327,861,949	370,723,257

End of period	$252,348,150	$327,861,949

Accumulated net investment income/(loss)	$7,378,548	$5,128,289

Share Transactions:
Shares issued	595,728	2,555,273
Dividends reinvested	—	1,511,145
Shares redeemed	(3,530,245)	(6,461,674)

Change in shares	(2,934,517)	(2,395,256)

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended
	June 30,	For the Year Ended December 31,
	2008	2007	2006	2005	2004	2003
	(Unaudited)

Net Asset Value, Beginning of Period	$12.95	$13.37	$12.36	$11.76	$10.37	$8.21

Investment Activities:
Net Investment Income/(Loss)	0.13	0.22	0.15	0.10	0.09	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	(1.81)	0.14	1.74	0.98	1.34	2.16

Total from Investment Activities	(1.68)	0.36	1.89	1.08	1.43	2.24

Dividends to Shareholders From:
Net Investment Income	—	(0.18)	(0.10)	(0.04)	(0.04)	(0.08)
Net Realized Gains	—	(0.60)	(0.78)	(0.44)	—	—

Total Dividends	—	(0.78)	(0.88)	(0.48)	(0.04)	(0.08)

Net Asset Value, End of Period	$11.27	$12.95	$13.37	$12.36	$11.76	$10.37

Total Return(a) (b)	(12.97)%	2.64%	15.90%	9.24%	13.82%	27.46%
Ratios to Average Net Assets/ Supplemental Data:
Net Assets, End of Period ($000’s)	$252,348	$327,862	$370,723	$315,538	$229,249	$146,172
Net Investment Income/(Loss)(c)	1.62%	1.39%	1.34%	1.02%	0.87%	1.07%
Expenses Before Reductions(c) (d)	1.10%	1.09%	1.16%	1.20%	1.21%	1.29%
Expenses Net of Reductions(c)	0.99%	0.99%	1.09%	1.18%	1.17%	1.10%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(c) (e)	1.00%	1.00%	1.10%	1.20%	N/A	N/A
Portfolio Turnover Rate(b)	20.97%	25.25%	29.83%	40.15%	53.80%	57.44%

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Van Kampen Growth and Income Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Van Kampen Growth and Income Fund	$31,086,415	$30,508,277

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management (“VKAM”), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.20%.

The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.775%, the next $150 million at 0.75%, the next $250 million at 0.725% and over $500 million at 0.675%. The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fee through April 30, 2009 as follows: the first $100 million at 0.675% and over $100 million at 0.65%.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion,

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $5,394 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $13,895 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$258,979,894	$—
Level 2—Other Significant Observable Inputs	25,112,178	—
Level 3—Significant Unobservable Inputs	—	—

Total	$284,092,072	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Van Kampen Growth and Income Fund	$57,308,159	$96,707,444

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Van Kampen Growth and Income Fund	$5,639,603	$14,050,615	$19,690,218

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

	Undistributed	Undistributed		Accumulated		Total
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Accumulated
	Income	Capital Gains	Earnings	Other Losses	Appreciation(a)	Earnings
AZL Van Kampen Growth and Income Fund	$8,302,262	$11,753,712	$20,055,974	$(381,060)	$54,897,416	$74,572,330

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

AZL® Van Kampen
Mid Cap Growth Fund
Semi-Annual Report
June 30, 2008
(Unaudited)

Expense Examples and Portfolio Composition

Schedule of Portfolio Investments

Statement of Assets and Liabilities

Statement of Operations

Statements of Changes in Net Assets

Financial Highlights

Notes to the Financial Statements

Other Information

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Expense Examples and Portfolio Composition
(Unaudited)

As a shareholder of the AZL Van Kampen Mid Cap Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. The examples are intended to help you understand your ongoing costs ( in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount or the insurance contract were included, your costs would have been higher.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Van Kampen Mid Cap Growth Fund	$1,000.00	$906.40	$5.17	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hyphothetical example with the 5% hyphothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	1/1/08	6/30/08	1/1/08 - 6/30/08	1/1/08 - 6/30/08
AZL Van Kampen Mid Cap Growth Fund	$1,000.00	$1,019.44	$5.47	1.09%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect one half-year period).

1

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Expense Examples and Portfolio Composition, continued
(Unaudited)

The AZL Van Kampen Mid Cap Growth Fund invested, as a percentage of net assets, in the following investments, as of June 30, 2008:

Percent of
Investments	net assets*
Air Freight & Logistics	4.2%
Capital Markets	3.0
Chemicals	3.1
Commercial Services & Supplies	3.8
Communications Equipment	0.0
Construction & Engineering	2.2
Construction Materials	3.0
Distributors	1.7
Diversified Consumer Services	1.8
Diversified Financial Services	7.1
Gas Utilities	1.9
Health Care Equipment & Supplies	3.8
Hotels, Restaurants & Leisure	7.1
Household Durables	1.5
Insurance	1.0
Internet & Catalog Retail	3.5
Internet Software & Services	7.1
Life Sciences Tools & Services	5.4
Media	2.7
Oil, Gas & Consumable Fuels	16.5
Real Estate Management & Development	2.7
Software	7.4
Specialty Retail	3.0
Textiles, Apparel & Luxury Goods	1.3
Transportation Infrastructure	0.9
Wireless Telecommunication Services	1.5
U.S. Government Agencies	2.7
Short-Term Investments	31.1

131.0%

*	Investments are shown as a percentage of net assets, not total investments. As such the total may not equal 100%. For more information about the investments, please see the Schedule of Portfolio Investments.

2

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Schedule of Portfolio Investments
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.2%):
Air Freight & Logistics (4.2%):

207,229	C.H. Robinson Worldwide, Inc.	$11,364,438
191,576	Expeditors International of Washington, Inc.	8,237,768

		19,602,206

Capital Markets (3.0%):

245,142	Calamos Asset Management, Inc., Class A†	4,174,768
134,006	Morningstar, Inc.*†	9,652,452

		13,827,220

Chemicals (3.1%):

97,627	Intrepid Potash, Inc.*	6,421,904
384,387	Nalco Holding Co.	8,129,785

		14,551,689

Commercial Services & Supplies (3.8%):

146,309	Corporate Executive Board Co.†	6,152,293
448,345	Groupe Aeroplan, Inc.	7,586,768
201,298	Monster Worldwide, Inc.*†	4,148,752

		17,887,813

Communications Equipment (0.0%):

21	Nortel Networks Corp., ADR*†	173

Construction & Engineering (2.2%):

118,469	Aecom Technology Corp.*†	3,853,796
185,478	Gafisa SA, ADR†	6,374,879

		10,228,675

Construction Materials (3.0%):

100,697	Martin Marietta Materials, Inc.†	10,431,202
63,025	Texas Industries, Inc.†	3,537,593

		13,968,795

Distributors (1.7%):

2,584,000	Li & Fung, Ltd.	7,770,842

Diversified Consumer Services (1.8%):

63,946	New Oriental Education & Technology Group, Inc., ADR*†	3,735,725
22,270	Strayer Education, Inc.	4,655,989

		8,391,714

Diversified Financial Services (7.1%):

326,928	GLG Partners, Inc.†	2,550,038
55,041	Intercontinental Exchange, Inc.*	6,274,674
296,452	Leucadia National Corp.†	13,915,457
550,105	Redecard SA	10,167,297

		32,907,466

Gas Utilities (1.9%):

121,724	Questar Corp.	8,647,273

Health Care Equipment & Supplies (3.8%):

121,859	Gen-Probe, Inc.*†	5,785,865
17,622	Intuitive Surgical, Inc.*	4,747,367
187,970	Mindray Medical International, Ltd., ADR†	7,015,041

		17,548,273

Hotels, Restaurants & Leisure (7.1%):

120,172	Choice Hotels International, Inc.†	3,184,558
182,327	Marriott International, Inc., Class A	4,784,261
53,960	Penn National Gaming, Inc.*	1,734,814
530,618	Starbucks Corp.*†	8,351,927
180,900	Wynn Resorts, Ltd.†	14,716,215

		32,771,775

Household Durables (1.5%):

52,872	Mohawk Industries, Inc.*†	3,389,095
6,799	NVR, Inc.*†	3,400,044

		6,789,139

Insurance (1.0%):

13,695	Allegheny Corp.*†	4,547,425

Internet & Catalog Retail (3.5%):

167,597	Ctrip.com International, Ltd., ADR†	7,672,591
72,579	Priceline.com, Inc.*†	8,379,971

		16,052,562

Internet Software & Services (7.1%):

135,705	Akamai Technologies, Inc.*†	4,721,177
3,568,000	Alibaba.com, Ltd.*(a)†	4,997,211
40,102	Baidu.com, Inc., ADR*†	12,550,322
62,073	Equinix, Inc.*†	5,538,153
29,530	NHN Corp.*	5,162,330

		32,969,193

Life Sciences Tools & Services (5.4%):

166,587	Illumina, Inc.*†	14,511,394
133,975	Techne Corp.*	10,368,325

		24,879,719

Media (2.7%):

281,313	Discovery Holding Co., Class A*	6,177,634
277,484	Grupo Televisa SA, ADR	6,554,172

		12,731,806

Oil, Gas & Consumable Fuels (16.5%):

110,979	Continental Resources, Inc.*†	7,693,064
224,573	Covanta Holding Corp.*†	5,993,854

continued

3

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued

78,659	Range Resources Corp.	$5,155,311
513,348	Southwestern Energy Co.*	24,440,498
337,615	Ultra Petroleum Corp.*	33,153,793

		76,436,520

Real Estate Management & Development (2.7%):

230,778	Brookfield Asset Management, Inc., Class A	7,509,516
157,805	Forest City Enterprises, Inc., Class A†	5,084,477

		12,593,993

Software (7.4%):

141,812	IHS, Inc., Class A*†	9,870,115
119,812	Salesforce.com, Inc.*	8,174,773
1,481,400	Tencent Holdings, Ltd.†	11,374,119
208,356	Teradata Corp.*	4,821,358

		34,240,365

Specialty Retail (3.0%):

158,321	Abercrombie & Fitch Co., Class A	9,923,560
145,529	Lululemon Athletica, Inc.*†	4,229,073

		14,152,633

Textiles, Apparel & Luxury Goods (1.3%):

207,633	Coach, Inc.*	5,996,441

Transportation Infrastructure (0.9%):

137,426	Grupo Aeroportuario del Pacifico SA de CV, ADR	4,036,202

Wireless Telecommunication Services (1.5%):

148,183	NII Holdings, Inc., Class B*	7,037,211

Total Common Stocks (Cost $430,872,527)		450,567,123

Collateral for Securities on Loan (30.8%):
142,667,339	Northern Trust Liquid Institutional Asset Portfolio	142,667,339
Total Collateral for Securities on Loan (Cost $142,667,339)		142,667,339

U.S. Government Agency (2.7%):
12,700,000	Federal Home Loan Bank, 2.00%, 7/1/08 (b)	12,700,000

Total U.S. Government Agency (Cost $12,700,000)		12,700,000

Deposit Account (0.3%):
1,444,040	NTRS London Deposit Account	1,444,040

Total Deposit Account (Cost $1,444,040)		1,444,040

Total Investment Securities (Cost $587,683,906)(c) 131.0%		607,378,502
Net other assets (liabilities) (31.0)%		(143,773,852)

Net Assets 100.0%		$463,604,650

Percentages indicated are based on net assets as of June 30, 2008.

†	All or a portion of security is loaned as of June 30, 2008.

*	Non-income producing security

ADR—American Depository Receipt

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The manager has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	The rate presented represents the effective yield at June 30, 2008.

(c)	Cost for federal income tax purposes is $591,590,050. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$73,765,061
Unrealized depreciation	(57,976,609)

Net unrealized appreciation	$15,788,452

continued

4

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Schedule of Portfolio Investments, continued
June 30, 2008
(Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of June 30, 2008:

Country	Percentage
United States	69.8%
Canada	11.3%
Cayman Islands	5.2%
Hong Kong	4.1%
Brazil	3.6%
China	2.6%
Mexico	2.3%
Korea	1.1%

100.0%

See accompanying notes to the financial statements.

5

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Assets and Liabilities
June 30, 2008
(Unaudited)

AZL Van
Kampen Mid
Cap Growth
Fund

Assets:
Investment securities, at cost	$587,683,906

Investment securities, at value*	$607,378,502
Interest and dividends receivable	128,166
Receivable for capital shares issued	662,491
Receivable for investments sold	492,913
Prepaid expenses	3,547

Total Assets	608,665,619

Liabilities:
Foreign currency cash overdraft (cost $1,422,294)	1,412,218
Payable for investments purchased	154,429
Payable for capital shares redeemed	256,208
Payable for return of collateral received	142,667,339
Manager fees payable	305,518
Administration fees payable	17,243
Distribution fees payable	100,473
Administrative and compliance services fees payable	4,216
Trustee fees payable	43
Other accrued liabilities	143,282

Total Liabilities	145,060,969

Net Assets	$463,604,650

Net Assets Consist of:
Capital	$389,883,454
Accumulated net investment income/(loss)	1,228,856
Accumulated net realized gains/(losses) from investment transactions	52,787,740
Net unrealized appreciation/(depreciation) on investments	19,704,600

Net Assets	$463,604,650

Shares of beneficial interest (unlimited number of shares authorized, no par value)	32,808,398
Net Asset Value (offering and redemption price per share)	$14.13

*	Includes securities on loan of $137,881,045.

See accompanying notes to the financial statements.

6

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statement of Operations
For the Six Months Ended June 30, 2008
(Unaudited)

AZL Van
Kampen Mid
Cap Growth
Fund

Investment Income:
Interest	$171,892
Dividends	1,928,228
Income from securities lending	543,141
Foreign withholding tax	(37,731)

Total Investment Income	2,605,530

Expenses:
Manager fees	1,888,189
Administration fees	84,778
Distribution fees	591,207
Custodian fees	32,488
Administrative and compliance service fees	8,432
Trustees’ fees	14,987
Professional fees	21,035
Shareholder reports	20,664
Other expenses	11,484

Total expenses before reductions	2,673,264
Less expenses waived/reimbursed by the Manager	(89,705)
Less expenses paid indirectly	(17,115)

Net expenses	2,566,444

Net Investment Income/(Loss)	39,086

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities and foreign currency transactions	4,015,206
Change in unrealized appreciation/(depreciation) on investments	(57,789,254)

Net Realized/Unrealized Gains/(Losses) on Investments	(53,774,048)

Change in Net Assets Resulting from Operations	$(53,734,962)

See accompanying notes to the financial statements.

7

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Statements of Changes in Net Assets

	AZL Van Kampen
	Mid Cap Growth Fund
	For the Six	For the
	Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	(Unaudited)

Change in Net Assets:
Operations:
Net investment income/(loss)	$39,086	$1,250,493
Net realized gains/(losses) on investment transactions	4,015,206	49,199,936
Change in unrealized appreciation/(depreciation) on investments	(57,789,254)	21,015,349

Change in net assets resulting from operations	(53,734,962)	71,465,778

Dividends to Shareholders:
From net investment income	—	(107,974)
From net realized gains on investments	—	(19,756,319)

Change in net assets resulting from dividends to shareholders	—	(19,864,293)

Capital Transactions:
Proceeds from shares issued	52,978,885	144,742,994
Proceeds from shares issued in merger	—	116,058,357
Proceeds from dividends reinvested	—	19,864,293
Value of shares redeemed	(95,205,390)	(77,707,158)

Change in net assets resulting from capital transactions	(42,226,505)	202,958,486

Change in net assets	(95,961,467)	254,559,971
Net Assets:
Beginning of period	559,566,117	305,006,146

End of period	$463,604,650	$559,566,117

Accumulated net investment income/(loss)	$1,228,856	$1,189,770

Share Transactions:
Shares issued	3,658,708	9,487,764
Shares issued in merger	—	7,650,518
Dividends reinvested	—	1,371,844
Shares redeemed	(6,752,314)	(5,237,166)

Change in shares	(3,093,606)	13,272,960

See accompanying notes to the financial statements.

8

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Financial Highlights
(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months
	Ended
	June 30,	For the Year Ended December 31,
	2008	2007	2006	2005	2004	2003
	(Unaudited)

Net Asset Value, Beginning of Period	$15.59	$13.48	$12.75	$10.95	$9.35	$7.28

Investment Activities:
Net Investment Income/(Loss)	— (a)	0.03	— (a)	(0.05)	(0.06)	(0.05)
Net Realized and Unrealized Gains/(Losses) on Investments	(1.46)	2.89	1.14	1.97	1.99	2.12
Total from Investment Activities	(1.46)	2.92	1.14	1.92	1.93	2.07

Dividends to Shareholders From:
Net Investment Income	—	— (a)	—	—	—	—
Net Realized Gains	—	(0.81)	(0.41)	(0.12)	(0.33)	—

Total Dividends	—	(0.81)	(0.41)	(0.12)	(0.33)	—

Net Asset Value, End of Period	$14.13	$15.59	$13.48	$12.75	$10.95	$9.35

Total Return(b) (c)	(9.36)%	22.19%	9.21%	17.54%	21.23%	28.43%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period ($000’s)	$463,605	$559,566	$305,006	$228,828	$90,010	$52,424
Net Investment Income/(Loss)(d)	0.02%	0.31%	0.04%	(0.63)%	(0.77)%	(0.73)%
Expenses Before Reductions(e)	1.13%	1.18%	1.21%	1.30%	1.32%	1.48%
Expenses Net of Reductions(d)	1.09%	1.12%	1.16%	1.24%	1.27%	1.20%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(d) (f)	1.09%	1.14%	1.18%	1.30%	N/A	N/A
Portfolio Turnover Rate(c)	26.30%	72.41%	70.25%	83.78%	123.60%	229.34%

(a)	Amount less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, under which brokers remit a portion of the brokerage commission which is used to pay certain Fund expenses. See note 2 in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

9

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Notes to the Financial Statements
June 30, 2008
(Unaudited)

1. Organization

The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These Notes to the Financial Statements are for the AZL Van Kampen Mid Cap Growth Fund (the “Fund”). The Trust consists of 36 separate investment portfolios (collectively, the “Funds”), each of which is a series of the Trust, as follows:

•	AZL AIM International Equity Fund
•	AZL Columbia Technology Fund
•	AZL Davis NY Venture Fund
•	AZL Dreyfus Founders Equity Growth Fund
•	AZL Dreyfus Premier Small Cap Value Fund
•	AZL First Trust Target Double Play Fund
•	AZL Franklin Small Cap Value Fund
•	AZL Jennison 20/20 Focus Fund
•	AZL Jennison Growth Fund
•	AZL Legg Mason Growth Fund
•	AZL Legg Mason Value Fund
•	AZL LMP Large Cap Growth Fund
•	AZL Money Market Fund
•	AZL NACM International Fund
•	AZL Neuberger Berman Regency Fund
•	AZL OCC Opportunity Fund
•	AZL OCC Value Fund
•	AZL Oppenheimer Global Fund
•	AZL Oppenheimer International Growth Fund
•	AZL Oppenheimer Main Street Fund
•	AZL PIMCO Fundamental IndexPLUS Total Return Fund
•	AZL S&P 500 Index Fund
•	AZL Schroder Emerging Markets Equity Fund
•	AZL Schroder International Small Cap Fund
•	AZL Small Cap Stock Index Fund
•	AZL TargetPLUS Balanced Fund
•	AZL TargetPLUS Equity Fund
•	AZL TargetPLUS Growth Fund
•	AZL TargetPLUS Moderate Fund
•	AZL Turner Quantitative Small Cap Growth Fund
•	AZL Van Kampen Comstock Fund
•	AZL Van Kampen Equity and Income Fund
•	AZL Van Kampen Global Franchise Fund
•	AZL Van Kampen Global Real Estate Fund
•	AZL Van Kampen Growth and Income Fund
•	AZL Van Kampen Mid Cap Growth Fund

All the Funds in the Trust, except the AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are diversified funds under the 1940 Act. The AZL First Trust Target Double Play Fund, AZL Legg Mason Growth Fund, AZL Legg Mason Value Fund, AZL Van Kampen Global Franchise Fund, and AZL Van Kampen Global Real Estate Fund are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

New Accounting Standards

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance

10

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Security Valuation

Effective January 1, 2008, the Trust adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” There was no impact to the Fund’s net assets or results of operations upon adoption. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Investments in other investment companies are valued at their published net asset value. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time). The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities.

Investment Transactions and Investment Income

Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other

11

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statement of Assets and Liabilities and the Statement of Operations until the contract settlement date, at which time realized gains and losses are included in the Statement of Operations.

Futures Contracts

The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), formerly Allianz Life Advisers, LLC, serves as the investment manager for the Trust and the Allianz Variable Insurance Products Fund of Funds Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33-1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the

12

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At June 30, 2008, the Fund had the following amounts outstanding related to securities lending:

	Value of	Value of
	Collateral	Loaned Securities
AZL Van Kampen Mid Cap Growth Fund	$142,667,339	$137,881,045

The Fund received cash collateral for securities loaned. The cash was invested in a Northern Trust Institutional Liquid Asset Portfolio at June 30, 2008. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Commission Recapture

Certain Funds participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts for the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Statement of Operations.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”) to make investment decisions on behalf of the Fund. Pursuant to a subadvisory agreement between the Manager and Van Kampen Asset Management (“VKAM”), VKAM provides investment advisory services as the Subadviser for the Fund subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. Expenses incurred by the Fund are reflected on the Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses excluding expenses paid indirectly, based on the daily net assets of the Fund, through April 30, 2009. The annual expense limit of the Fund is 1.30%.

The fees payable to the Manager are based on a tiered structure for various net assets levels as follows: the first $100 million at 0.85%, the next $150 million at 0.80%, the next $250 million at 0.775% and over $500 million at 0.75%. The Manager and the Fund have entered into a written agreement whereby the Manager has voluntarily reduced the management fees through April 30, 2009 as follows: the first $100 million at 0.80% and over $100 million at 0.75%.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the stated limit during the respective year. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2008, there were no remaining contractual reimbursements that may potentially be made by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $50.00 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator, transfer agent, and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a Trust-wide asset-based fee, which is based on the following schedule: 0.05% of daily average net assets from $0 to $4 billion, 0.04% of daily average net assets from $4 billion to $6 billion,

13

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

0.02% of daily average net assets from $6 billion to $8 billion, and 0.01% of daily average net assets over $8 billion. The overall Trust-wide fees are accrued daily and paid monthly, are subject to a minimum annual fee based on $60,000 for each Fund. In addition, the Administrator is entitled to annual account fees related to the transfer agency system, an annual $10,000 fee for each additional class of shares of any Fund, certain annual fees in supporting fair value services, and a Trust-wide annual fee of $85,000 for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.”

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives 12b-1 fees directly from the Fund, plus a Trust-wide annual fee of $42,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended June 30, 2008, $8,882 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Fund of Funds Trust, each non-interested Trustee receives a $26,000 annual Board retainer and a $6,500 meeting fee for each regular in-person Board meeting and a $2,500 meeting fee for each Committee meeting. In addition, Trustees may receive compensation for special meetings and telephonic meetings. Also, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each Trust. During the period ended June 30, 2008, actual Trustee compensation was $297,500 in total for both Trusts.

For the period ended June 30, 2008, the Fund paid approximately $20,088 to affiliated broker/dealers of the Manager or Subadviser on the execution of purchases and sales of the Fund’s portfolio investments.

4. Investment Valuation Summary

The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. For example, money market securities held in the AZL Money Market Fund are valued using amortized cost in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

14

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2008 in valuing the Fund’s investments based upon three levels defined above:

	Investments	Other Financial
Valuation Inputs	in Securities	Instruments*
Level 1—Quoted Prices	$553,762,662	$—
Level 2—Other Significant Observable Inputs	53,615,840	—
Level 3—Significant Unobservable Inputs	—	—

Total	$607,378,502	$—

*	Other financial instruments would include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2008, cost of purchases and sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Van Kampen Mid Cap Growth Fund	$122,643,736	$160,049,292

6. Federal Income Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

In addition, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends and the interim tax period since then, as applicable). FIN 48 did not impact the Fund’s net assets or results of operations for the period ended June 30, 2008.

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2007 was as follows:

		Net
	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions(a)
AZL Van Kampen Mid Cap Growth Fund	$2,565,735	$17,298,558	$19,864,293

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

15

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Mid Cap Growth Fund
Notes to the Financial Statements, continued
June 30, 2008
(Unaudited)

As of the latest tax year ended December 31, 2007, the components of accumulated earnings on a tax basis was as follows:

Total
	Undistributed	Undistributed		Accumulated		Accumulated
	Ordinary	Long Term	Accumulated	Capital and	Unrealized	Earnings
	Income	Capital Gains	Earnings	Other Losses	Depreciation(a)	(Deficit)
AZL Van Kampen Mid Cap Growth Fund	$22,598,785	$30,641,888	$53,240,673	$1,186,286	$75,601,771	$127,456,156

(a)	The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carryforwards will be determined at the end of the current tax year ending December 31, 2008.

16

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

The Allianz VIP Funds will be distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SANNRPT0608 8/08

Item 2. Code of Ethics.
Not applicable — only for annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable — only for annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable — only for annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable — Only effective for annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Trust

By (Signature and Title)*	/s/ Troy A. Sheets

Troy A. Sheets, Treasurer

Date	September 4, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey Kletti

Jeffrey Kletti, President

Date	September 4, 2008

By (Signature and Title)*	/s/ Troy A. Sheets

Troy A. Sheets, Treasurer

Date	September 4, 2008

* Print the name and title of each signing officer under his or her signature.